================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
             (Address of principal executive offices)  ( Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 - April 30, 2012

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

SEMI-ANNUAL REPORT

six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

/s/ David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses............................................   3
   Disclosure of Portfolio Holdings.......................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       Enhanced U.S. Large Company Portfolio..............................  11
       U.S. Large Cap Value Portfolio.....................................  15
       U.S. Targeted Value Portfolio......................................  16
       U.S. Small Cap Value Portfolio.....................................  19
       U.S. Core Equity 1 Portfolio.......................................  22
       U.S. Core Equity 2 Portfolio.......................................  25
       U.S. Vector Equity Portfolio.......................................  28
       U.S. Small Cap Portfolio...........................................  31
       U.S. Micro Cap Portfolio...........................................  34
       DFA Real Estate Securities Portfolio...............................  37
       Large Cap International Portfolio..................................  39
       International Core Equity Portfolio................................  43
       International Small Company Portfolio..............................  48
       Japanese Small Company Portfolio...................................  49
       Asia Pacific Small Company Portfolio...............................  49
       United Kingdom Small Company Portfolio.............................  50
       Continental Small Company Portfolio................................  50
       DFA International Real Estate Securities Portfolio.................  51
       DFA Global Real Estate Securities Portfolio........................  54
       DFA International Small Cap Value Portfolio........................  55
       International Vector Equity Portfolio..............................  59
       World ex U.S. Value Portfolio......................................  64
       Selectively Hedged Global Equity Portfolio.........................  65
       Emerging Markets Portfolio.........................................  66
       Emerging Markets Small Cap Portfolio...............................  66
       Emerging Markets Value Portfolio...................................  67
       Emerging Markets Core Equity Portfolio.............................  68
   Statements of Assets and Liabilities...................................  72
   Statements of Operations...............................................  79
   Statements of Changes in Net Assets....................................  86
   Financial Highlights...................................................  95
   Notes to Financial Statements.......................................... 112

TABLE OF CONTENTS
CONTINUED


                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................... 140
   Consolidated Disclosure of Portfolio Holdings.......................... 141
   Consolidated Schedule of Investments................................... 142
   Consolidated Statement of Assets and Liabilities....................... 148
   Consolidated Statement of Operations................................... 149
   Consolidated Statements of Changes in Net Assets....................... 150
   Consolidated Financial Highlights...................................... 151
   Consolidated Notes to Financial Statements............................. 152
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................ 164
   Disclosure of Portfolio Holdings....................................... 166
   Schedule of Investments/Summary Schedule of Portfolio Holdings.........
       DFA International Value Portfolio.................................. 167
       U.S. Large Company Portfolio....................................... 168
   Statements of Assets and Liabilities................................... 171
   Statements of Operations............................................... 172
   Statements of Changes in Net Assets.................................... 173
   Financial Highlights................................................... 174
   Notes to Financial Statements.......................................... 176
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................ 187
   Disclosure of Portfolio Holdings....................................... 189
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       The U.S. Large Cap Value Series.................................... 191
       The DFA International Value Series................................. 194
       The Japanese Small Company Series.................................. 198
       The Asia Pacific Small Company Series.............................. 201
       The United Kingdom Small Company Series............................ 204
       The Continental Small Company Series............................... 207
       The Canadian Small Company Series.................................. 211
       The Emerging Markets Series........................................ 214
       The Emerging Markets Small Cap Series.............................. 218
   Statements of Assets and Liabilities................................... 222
   Statements of Operations............................................... 224
   Statements of Changes in Net Assets.................................... 226
   Financial Highlights................................................... 229
   Notes to Financial Statements.......................................... 234

TABLE OF CONTENTS
CONTINUED

                                                                           PAGE
                                                                           ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses............................................ 244
   Disclosure of Portfolio Holdings....................................... 245
   Summary Schedule of Portfolio Holdings................................. 246
   Statement of Assets and Liabilities.................................... 250
   Statement of Operations................................................ 251
   Statements of Changes in Net Assets.................................... 252
   Financial Highlights................................................... 253
   Notes to Financial Statements.......................................... 254
VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................... 261
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.......................... 262

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  FHLMC   Federal Home Loan Mortgage Corporation
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company
  REIT    Real Estate Investment Trust
  SPDR    Standard & Poor's Depository Receipts

Investment Footnotes

  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  ^       Denominated in local currency or the Euro, unless otherwise noted.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2012.
  (g)     Face Amount denominated in British Pounds.
  (c)     Face Amount denominated in Canadian Dollars.
  (e)     Face Amount denominated in Euro.
  (u)     Face Amount denominated in United States Dollars.
  ^^      Security segregated as collateral for the Open Futures Contracts.
  <>      Security segregated as collateral for Swap Agreements.
  (S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --      Amounts designated as -- are either zero or rounded to zero.
  RIC     Registered Investment Company
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,129.02    0.26%    $1.38
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.57    0.26%    $1.31

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
--------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,106.43    0.28%    $1.47
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.47    0.28%    $1.41

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares........................... $1,000.00 $1,115.74    0.48%    $2.53
   Class R2 Shares........................... $1,000.00 $1,114.67    0.63%    $3.31
   Institutional Class Shares................ $1,000.00 $1,116.29    0.38%    $2.00
Hypothetical 5% Annual Return
   Class R1 Shares........................... $1,000.00 $1,022.48    0.48%    $2.41
   Class R2 Shares........................... $1,000.00 $1,021.73    0.63%    $3.17
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,119.29    0.53%    $2.79
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,122.50    0.20%    $1.06
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.87    0.20%    $1.01

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,120.16    0.22%    $1.16
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.77    0.22%    $1.11

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,118.36    0.33%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.22    0.33%    $1.66

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,113.36    0.38%    $2.00
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,109.39    0.53%    $2.78
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,144.95    0.27%    $1.44
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.52    0.27%    $1.36

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,036.76    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.37    0.30%    $1.51

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,042.78    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.87    0.40%    $2.01

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,063.32    0.56%    $2.87
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,083.15    0.56%    $2.90
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,066.17    0.60%    $3.08
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        11/01/11  04/30/12    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,147.16    0.60%    $3.20
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,021.25    0.60%    $3.02
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,078.85    0.41%    $2.12
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.82    0.41%    $2.06

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,118.00    0.37%    $1.95
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,023.02    0.37%    $1.86

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,068.91    0.71%    $3.65
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.33    0.71%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,046.76    0.54%    $2.75
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.18    0.54%    $2.72

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,017.06    0.60%    $3.01
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,093.91    0.40%    $1.93
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.87    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,044.65    0.60%    $3.05
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,059.35    0.79%    $4.04
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,020.93    0.79%    $3.97

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
   Class R2 Shares........................... $1,000.00 $1,022.37    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,023.48    0.60%    $3.02
Hypothetical 5% Annual Return
   Class R2 Shares........................... $1,000.00 $1,020.64    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,043.37    0.65%    $3.30
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.63    0.65%    $3.27

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).
**** The Selectively Hedged Global Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 14, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

  FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  U.S. Large Cap Value Portfolio..............              100.0%
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUND OF FUNDS

  International Small Company Portfolio.......              100.0%
  DFA Global Real Estate Securities Portfolio.              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  26.7%
                   Government.........................  11.5%
                   Foreign Corporate..................  27.4%
                   Foreign Government.................  29.1%
                   Supranational......................   5.3%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.4%
                   Consumer Staples...................   4.4%
                   Energy.............................   9.1%
                   Financials.........................  24.4%
                   Health Care........................   7.0%
                   Industrials........................  15.6%
                   Information Technology.............  13.1%
                   Materials..........................   8.6%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.2%
                   Consumer Staples...................   6.4%
                   Energy.............................  11.4%
                   Financials.........................  18.7%
                   Health Care........................  10.5%
                   Industrials........................  14.1%
                   Information Technology.............  14.0%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.1%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  18.0%
                   Consumer Staples...................   4.2%
                   Energy.............................   4.7%
                   Financials.........................  15.6%
                   Health Care........................  11.5%
                   Industrials........................  17.5%
                   Information Technology.............  19.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   1.9%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.8%
                   Consumer Staples...................   3.8%
                   Energy.............................   9.1%
                   Financials.........................  23.3%
                   Health Care........................   5.1%
                   Industrials........................  18.3%
                   Information Technology.............  13.2%
                   Materials..........................   7.9%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.4%
                   Consumer Staples...................   5.3%
                   Energy.............................  10.0%
                   Financials.........................  23.9%
                   Health Care........................   8.5%
                   Industrials........................  14.5%
                   Information Technology.............  12.8%
                   Materials..........................   5.9%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.0%
                   Energy.............................  10.4%
                   Financials.........................  15.8%
                   Health Care........................  10.6%
                   Industrials........................  13.0%
                   Information Technology.............  17.4%
                   Materials..........................   5.0%
                   Other..............................    --
                   Real Estate Investment Trusts......   0.1%
                   Telecommunication Services.........   2.5%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  18.2%
                   Consumer Staples...................   4.5%
                   Energy.............................   5.0%
                   Financials.........................  15.3%
                   Health Care........................  10.3%
                   Industrials........................  18.5%
                   Information Technology.............  18.9%
                   Materials..........................   5.3%
                   Other..............................    --
                   Telecommunication Services.........   0.8%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............  10.4%
                   Consumer Staples...................  10.4%
                   Energy.............................  10.4%
                   Financials.........................  22.8%
                   Health Care........................   8.7%
                   Industrials........................  12.3%
                   Information Technology.............   4.4%
                   Materials..........................  11.8%
                   Other..............................    --
                   Telecommunication Services.........   5.2%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     INTERNATIONAL CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  13.1%
      Consumer Staples............................................   7.0%
      Energy......................................................  10.3%
      Financials..................................................  23.7%
      Health Care.................................................   5.0%
      Industrials.................................................  16.7%
      Information Technology......................................   5.6%
      Materials...................................................  12.3%
      Other.......................................................    --
      Telecommunication Services..................................   3.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%
                    INTERNATIONAL VECTOR EQUITY PORTFOLIO

      Consumer Discretionary......................................  14.7%
      Consumer Staples............................................   5.9%
      Energy......................................................   9.1%
      Financials..................................................  23.0%
      Health Care.................................................   4.2%
      Industrials.................................................  18.6%
      Information Technology......................................   6.4%
      Materials...................................................  13.5%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   2.7%
      Utilities...................................................   1.9%
                                                                   -----
                                                                   100.0%
              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

      Consumer Discretionary......................................   0.2%
      Financials..................................................   0.2%
      Real Estate Investment Trusts...............................  99.6%
                                                                   -----
                                                                   100.0%
                    EMERGING MARKETS CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  10.3%
      Consumer Staples............................................   7.9%
      Energy......................................................  10.6%
      Financials..................................................  24.0%
      Health Care.................................................   1.8%
      Industrials.................................................  11.1%
      Information Technology......................................  11.1%
      Materials...................................................  14.2%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   5.3%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%
                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

      Consumer Discretionary......................................  19.0%
      Consumer Staples............................................   4.8%
      Energy......................................................   6.5%
      Financials..................................................  18.6%
      Health Care.................................................   2.0%
      Industrials.................................................  25.7%
      Information Technology......................................   5.6%
      Materials...................................................  16.9%
      Other.......................................................    --
      Telecommunication Services..................................   0.5%
      Utilities...................................................   0.4%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 BONDS -- (83.0%)
 AUSTRALIA -- (2.9%)
 BHP Billiton Finance USA, Ltd.
 (u)  4.800%, 04/15/13....................................    600  $   624,810
 Westpac Banking Corp.
 (e)  6.500%, 06/24/13....................................  3,500    4,909,331
                                                                   -----------
 TOTAL AUSTRALIA..........................................           5,534,141
                                                                   -----------
 CANADA -- (10.6%)
 Bank of Nova Scotia
 (u)  2.250%, 01/22/13....................................  1,300    1,315,257
 British Columbia, Province of Canada
      5.500%, 04/24/13....................................  2,000    2,102,141
 Canada Housing Trust
      2.200%, 03/15/14....................................  5,000    5,131,042
 Canadian Imperial Bank of Commerce
 (u)  1.450%, 09/13/13....................................    600      607,213
 Canadian National Railway Co.
 (u)  4.400%, 03/15/13....................................    600      619,955
 Canadian Natural Resources, Ltd.
 (u)  5.150%, 02/01/13....................................    600      620,095
 Encana Corp.
 (u)  4.750%, 10/15/13....................................    800      839,962
 Ontario, Province of Canada
      5.500%, 04/17/13....................................  4,000    4,198,767
 Toronto-Dominion Bank (The)
      4.854%, 02/13/13....................................  4,000    4,154,558
 TransCanada PipeLines, Ltd.
 (u)  4.000%, 06/15/13....................................    685      710,784
                                                                   -----------
 TOTAL CANADA.............................................          20,299,774
                                                                   -----------
 DENMARK -- (3.6%)
 FIH Erhvervsbank A.S.
 (u)  2.450%, 08/17/12....................................  2,800    2,813,742
 Kommunekredit A.S.
 (u)  1.250%, 09/03/13....................................  4,000    4,028,304
                                                                   -----------
 TOTAL DENMARK............................................           6,842,046
                                                                   -----------
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)1.007%, 02/07/13...................................    500      500,560
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 FRANCE -- (12.1%)
 Caisse D'amortissement de la Dette Sociale SA
 (u)  1.625%, 03/17/14....................................  5,000  $ 5,036,640
 French Treasury Note BTAN
      2.500%, 01/12/14....................................  3,500    4,786,998
 Reseau Ferre de France
      4.625%, 03/17/14....................................  3,000    4,222,302
 Societe Financement de L'economie Francaise SA
      3.250%, 01/16/14....................................  3,500    4,813,721
 Total Capital SA
 (g)  5.500%, 01/29/13....................................  2,500    4,180,806
                                                                   -----------
 TOTAL FRANCE.............................................          23,040,467
                                                                   -----------
 GERMANY -- (6.3%)
 Deutsche Bank AG
 (u)  2.375%, 01/11/13....................................    600      605,360
 Kreditanstalt fur Wiederaufbau
 (u)  4.000%, 10/15/13....................................  3,000    3,152,700
 Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14....................................  3,000    4,145,501
 Landwirtschaftliche Rentenbank
 (u)  4.125%, 07/15/13....................................  4,000    4,169,164
                                                                   -----------
 TOTAL GERMANY............................................          12,072,725
                                                                   -----------
 NETHERLANDS -- (8.1%)
 Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14....................................  3,000    4,185,847
 Diageo Finance BV
 (u)  5.500%, 04/01/13....................................    600      627,155
 Koninklijke Philips Electronics NV
 (u)  7.250%, 08/15/13....................................  1,000    1,080,768
 Rabobank Nederland NV
 (u)  2.500%, 12/12/13....................................  2,000    2,031,880
      4.375%, 01/22/14....................................  2,000    2,783,520
 SNS Bank NV
      3.500%, 03/10/14....................................  3,500    4,856,246
                                                                   -----------
 TOTAL NETHERLANDS........................................          15,565,416
                                                                   -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
 NORWAY -- (1.5%)
 Eksportfinans ASA
 (u)  1.875%, 04/02/13.....................................  3,000  $2,940,051
                                                                    ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
 Eurofima
 (c)  4.875%, 12/04/12.....................................  2,500   2,570,327
 (u)  4.250%, 02/04/14.....................................  2,500   2,637,750
 European Investment Bank
 (u)  5.250%, 05/15/13.....................................  4,000   4,193,464
                                                                    ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          9,401,541
                                                                    ----------
 SWEDEN -- (2.6%)
 Svenska Handelsbanken AB
 (e)  4.875%, 03/25/14.....................................  3,500   4,943,902
                                                                    ----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u)  5.000%, 05/15/13.....................................    600     622,753
                                                                    ----------
 UNITED KINGDOM -- (2.5%)
 Barclays Bank P.L.C.
 (u)  5.450%, 09/12/12.....................................  1,500   1,524,175
 BP Capital Markets P.L.C.
 (u)  5.250%, 11/07/13.....................................  1,250   1,330,185
 Diageo Capital P.L.C.
 (u)  7.375%, 01/15/14.....................................    800     889,609
 Vodafone Group P.L.C.
 (u)  5.000%, 12/16/13.....................................  1,000   1,066,395
                                                                    ----------
 TOTAL UNITED KINGDOM......................................          4,810,364
                                                                    ----------
 UNITED STATES -- (27.3%)
 Allstate Corp. (The)
      7.500%, 06/15/13..................................... $  489     525,331
 American Express Bank FSB
      5.550%, 10/17/12.....................................    600     613,435
 American Express Credit Corp.
      7.300%, 08/20/13.....................................    500     539,726
 Anheuser-Busch Cos., Inc.
      4.375%, 01/15/13.....................................    700     717,816
 Apache Corp.
      5.250%, 04/15/13.....................................    700     731,126
 Assurant, Inc.
      5.625%, 02/15/14.....................................  1,000   1,049,440

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- ----------
                                                             (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
      4.950%, 01/15/13..................................... $  600  $  618,479
      6.700%, 11/15/13.....................................    600     653,819
 Avery Dennison Corp.
      4.875%, 01/15/13.....................................    600     617,391
 Bank of New York Mellon Corp. (The)
      4.500%, 04/01/13.....................................  3,000   3,110,487
 Baxter International, Inc.
      1.800%, 03/15/13.....................................    800     809,944
 BB&T Corp.
      3.375%, 09/25/13.....................................    600     621,022
 BlackRock, Inc.
      2.250%, 12/10/12.....................................    600     606,524
 Bristol-Myers Squibb Co.
      5.250%, 08/15/13.....................................    345     366,109
 Burlington Northern Santa Fe LLC
      4.300%, 07/01/13.....................................    600     622,211
 Campbell Soup Co.
      4.875%, 10/01/13.....................................    251     266,010
 Caterpillar Financial Services Corp.
      2.000%, 04/05/13.....................................    650     659,470
 CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.....................................    600     637,414
 Cisco Systems, Inc.
      1.625%, 03/14/14.....................................  1,000   1,021,745
 Citigroup, Inc.
      5.300%, 10/17/12.....................................  1,400   1,427,657
 Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13.....................................    948     952,488
 Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13.....................................    600     640,028
 Computer Sciences Corp.
      5.000%, 02/15/13.....................................    600     618,000
 Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13.....................................    250     258,851
 Daimler Finance North America LLC
      6.500%, 11/15/13.....................................  1,500   1,625,409
 Dell, Inc.
      1.400%, 09/10/13.....................................    600     606,359
 Dominion Resources, Inc.
      5.000%, 03/15/13.....................................    600     622,078

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................ $  385 $    393,015
eBay, Inc.
   0.875%, 10/15/13........................................    800      805,930
Enterprise Products Operating LLC
   9.750%, 01/31/14........................................  1,000    1,141,409
EOG Resources, Inc.
   6.125%, 10/01/13........................................    800      858,920
Fifth Third Bancorp
   6.250%, 05/01/13........................................    600      631,062
General Electric Capital Corp.
   1.875%, 09/16/13........................................  1,500    1,519,608
   2.100%, 01/07/14........................................  3,500    3,563,171
Georgia Power Co.
   1.300%, 09/15/13........................................    700      707,118
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12........................................  1,360    1,389,968
Hewlett-Packard Co.
   4.500%, 03/01/13........................................    600      617,706
   1.250%, 09/13/13........................................    500      500,928
Historic TW, Inc.
   9.125%, 01/15/13........................................    600      633,852
HSBC Finance Corp.
   6.375%, 11/27/12........................................    600      618,160
John Deere Capital Corp.
   4.500%, 04/03/13........................................    700      726,077
JPMorgan Chase & Co.
   5.375%, 10/01/12........................................    800      815,687
Kimberly-Clark Corp.
   5.000%, 08/15/13........................................    600      634,635
Kroger Co. (The)
   5.500%, 02/01/13........................................    600      621,514
MetLife, Inc.
   5.375%, 12/15/12........................................  1,000    1,029,078
   5.000%, 11/24/13........................................    350      371,918
Nisource Finance Corp.
   6.150%, 03/01/13........................................    273      284,408
Paccar Financial Corp.
   2.050%, 06/17/13........................................    600      610,312
Philip Morris International, Inc.
   4.875%, 05/16/13........................................    600      627,664
Pitney Bowes, Inc.
   4.625%, 10/01/12........................................    600      608,939
Praxair, Inc.
   2.125%, 06/14/13........................................    815      827,569
Prudential Financial, Inc.
   5.150%, 01/15/13........................................    600      618,252

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Reynolds American, Inc.
   7.250%, 06/01/13........................................ $  600 $    636,991
St. Jude Medical, Inc.
   2.200%, 09/15/13........................................    800      816,710
SunTrust Banks, Inc.
   5.250%, 11/05/12........................................    500      510,657
Target Corp.
   4.000%, 06/15/13........................................    977    1,013,440
TD Ameritrade Holding Corp.
   2.950%, 12/01/12........................................    700      708,179
Time Warner Cable, Inc.
   6.200%, 07/01/13........................................  1,000    1,061,766
Travelers Property Casualty Corp.
   5.000%, 03/15/13........................................    700      724,515
Union Bank NA
   2.125%, 12/16/13........................................  1,050    1,067,869
UnitedHealth Group, Inc.
   5.500%, 11/15/12........................................    250      256,653
   4.875%, 04/01/13........................................    600      623,261
Verizon Communications, Inc.
   4.350%, 02/15/13........................................    600      617,879
Wachovia Corp.
   5.500%, 05/01/13........................................  1,000    1,046,645
Wells Fargo Bank & Co.
   4.375%, 01/31/13........................................    500      514,076
                                                                   ------------
TOTAL UNITED STATES........................................          52,293,910
                                                                   ------------
TOTAL BONDS................................................         158,867,650
                                                                   ------------
AGENCY OBLIGATIONS -- (10.9%)
Federal Home Loan Bank
   4.500%, 09/16/13........................................  5,000    5,288,610
Federal Home Loan Bank Discount Note
   ^^1.000%, 07/12/12......................................  3,600    3,599,496
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13........................................  3,000    3,013,770
Federal Home Loan Mortgage Corporation Discount Note
   ^^1.000%, 07/19/12......................................  4,700    4,699,276
Federal National Mortgage Association Discount Note
   ^^1.000%, 07/18/12......................................  4,300    4,299,346
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          20,900,498
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
COMMERCIAL PAPER -- (0.5%)
Standard Chartered Bank
   0.754%, 12/14/12.................................... $    1,000 $    994,819
                                                                   ------------

                                                          SHARES      VALUE+
                                                        ---------- ------------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
  SPDR Trust Series I..................................     44,100 $  6,163,857
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
  BlackRock Liquidity Funds
   TempCash Portfolio - Institutional Shares             4,469,365    4,469,365
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,059,866)..................................            $191,396,189
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Bonds..............................          -- $158,867,650   --    $158,867,650
Agency Obligations.................          --   20,900,498   --      20,900,498
Commercial Paper...................          --      994,819   --         994,819
Exchange-Traded Fund............... $ 6,163,857           --   --       6,163,857
Temporary Cash Investments.........   4,469,365           --   --       4,469,365
Forward Currency Contracts**.......          --       35,659   --          35,659
Futures Contracts**................   7,821,901           --   --       7,821,901
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,455,123 $180,798,626   --    $199,253,749
                                    =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.............................. $7,990,237,037
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,093,995,407)...................................... $7,990,237,037
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
Consumer Discretionary -- (14.2%)
  *Cabela's, Inc.............................   326,469 $ 12,343,793             0.4%
  #Dillard's, Inc. Class A...................   240,649   15,536,299             0.5%
  #Foot Locker, Inc..........................   404,082   12,360,868             0.4%
  #GameStop Corp. Class A....................   635,798   14,470,762             0.5%
  #Lennar Corp. Class A......................   638,026   17,698,841             0.6%
  *Mohawk Industries, Inc....................   318,323   21,334,007             0.7%
  #Washington Post Co. Class B...............    27,260   10,308,914             0.4%
   Other Securities..........................            372,298,825            12.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................            476,352,309            16.3%
                                                        ------------ ---------------
Consumer Staples -- (3.8%)
  *Hain Celestial Group, Inc (The)...........   217,855   10,304,542             0.4%
 #*Ralcorp Holdings, Inc.....................   138,866   10,110,833             0.3%
 #*Smithfield Foods, Inc.....................   767,800   16,093,088             0.5%
   Other Securities..........................             92,730,352             3.2%
                                                        ------------ ---------------
Total Consumer Staples.......................            129,238,815             4.4%
                                                        ------------ ---------------
Energy -- (7.9%)
  *Helix Energy Solutions Group, Inc.........   494,307   10,088,806             0.3%
  *Plains Exploration & Production Co........   448,065   18,303,455             0.6%
 #*Rowan Cos., Inc...........................   582,465   20,112,516             0.7%
   Sunoco, Inc...............................   258,294   12,731,311             0.4%
  *Tesoro Corp...............................   728,585   16,939,601             0.6%
   Tidewater, Inc............................   241,811   13,306,859             0.5%
   Other Securities..........................            174,166,077             6.0%
                                                        ------------ ---------------
Total Energy.................................            265,648,625             9.1%
                                                        ------------ ---------------
Financials -- (21.2%)
   Allied World Assurance Co. Holdings AG....   186,577   13,426,081             0.5%
  *American Capital, Ltd..................... 1,116,778   11,089,606             0.4%
   American Financial Group, Inc.............   457,000   17,786,440             0.6%
   Assurant, Inc.............................   429,284   17,317,317             0.6%
   Axis Capital Holdings, Ltd................   571,529   19,443,417             0.7%
   Delphi Financial Group, Inc. Class A......   226,679   10,295,760             0.3%
   Everest Re Group, Ltd.....................   180,323   17,870,009             0.6%
   Legg Mason, Inc...........................   617,560   16,099,789             0.5%
  *NASDAQ OMX Group, Inc. (The)..............   858,799   21,100,691             0.7%
  #Old Republic International Corp........... 1,070,624   10,652,709             0.4%
   PartnerRe, Ltd............................   252,106   17,551,620             0.6%
  #Protective Life Corp......................   348,760   10,204,718             0.3%
   Reinsurance Group of America, Inc.........   349,301   20,308,360             0.7%
   Validus Holdings, Ltd.....................   410,628   13,345,410             0.5%
   Other Securities..........................            494,964,423            17.0%
                                                        ------------ ---------------
Total Financials.............................            711,456,350            24.4%
                                                        ------------ ---------------
Health Care -- (6.1%)
   Coventry Health Care, Inc.................   683,752   20,505,722             0.7%
  *Hologic, Inc..............................   687,987   13,154,311             0.5%
  #Omnicare, Inc.............................   532,904   18,566,375             0.6%
  #Teleflex, Inc.............................   166,382   10,427,160             0.4%
   Other Securities..........................            141,008,376             4.8%
                                                        ------------ ---------------
Total Health Care............................            203,661,944             7.0%
                                                        ------------ ---------------
Industrials -- (13.5%)
  *Owens Corning, Inc........................   433,423   14,888,080             0.5%
  *Quanta Services, Inc......................   540,884   11,964,354             0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Ryder System, Inc.........................   245,750 $   11,972,940             0.4%
   Trinity Industries, Inc...................   355,475     10,522,060             0.4%
   URS Corp..................................   283,746     11,721,547             0.4%
   Other Securities..........................              394,002,846            13.5%
                                                        -------------- ---------------
Total Industrials............................              455,071,827            15.6%
                                                        -------------- ---------------
Information Technology -- (11.3%)
  *Arrow Electronics, Inc....................   445,717     18,742,400             0.6%
  *Avnet, Inc................................   295,686     10,668,351             0.4%
   IAC/InterActiveCorp.......................   223,604     10,766,533             0.4%
  *Ingram Micro, Inc. Class A................   638,499     12,425,191             0.4%
  *Tech Data Corp............................   261,278     14,054,144             0.5%
   Other Securities..........................              313,914,303            10.8%
                                                        -------------- ---------------
Total Information Technology.................              380,570,922            13.1%
                                                        -------------- ---------------
Materials -- (7.4%)
  #Ashland, Inc..............................   346,677     22,835,614             0.8%
   Domtar Corp...............................   168,731     14,760,588             0.5%
  #MeadWestavco Corp.........................   338,632     10,775,270             0.4%
   Reliance Steel & Aluminum Co..............   314,252     17,563,544             0.6%
   Rock-Tenn Co. Class A.....................   219,632     13,689,663             0.5%
   Vulcan Materials Co.......................   237,785     10,179,576             0.3%
   Other Securities..........................              160,261,102             5.5%
                                                        -------------- ---------------
Total Materials..............................              250,065,357             8.6%
                                                        -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
Telecommunication Services -- (0.9%)
   Other Securities..........................               29,335,859             1.0%
                                                        -------------- ---------------
Utilities -- (0.4%)
   Other Securities..........................               12,585,105             0.4%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,913,987,113            99.9%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 3,300,374      3,300,374             0.1%
                                                        -------------- ---------------

                                                  SHARES/
                                                   FACE
                                                  AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (13.2%)
  (S)@DFA Short Term Investment Fund...........  442,939,829 442,939,829 15.2%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $1,747,960 FNMA,
       rates ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $1,753,379) to be
       repurchased at $1,697,051............... $      1,697   1,697,041  0.1%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              444,636,870 15.3%
                                                             ----------- ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,919,739,894)....... $3,361,924,357           115.3%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  476,347,918 $      4,391      -- $  476,352,309
   Consumer Staples...........    129,238,815           --      --    129,238,815
   Energy.....................    265,648,625           --      --    265,648,625
   Financials.................    711,456,350           --      --    711,456,350
   Health Care................    203,661,944           --      --    203,661,944
   Industrials................    454,960,025      111,802      --    455,071,827
   Information Technology.....    380,570,922           --      --    380,570,922
   Materials..................    250,065,357           --      --    250,065,357
   Other......................             --           --      --             --
   Telecommunication Services.     29,335,859           --      --     29,335,859
   Utilities..................     12,585,105           --      --     12,585,105
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....      3,300,374           --      --      3,300,374
Securities Lending Collateral.             --  444,636,870      --    444,636,870
                               -------------- ------------ ------- --------------
TOTAL......................... $2,917,171,294 $444,753,063      -- $3,361,924,357
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (16.4%)
  *Cabela's, Inc............................. 1,287,489 $   48,679,959             0.7%
  #Dillard's, Inc. Class A................... 1,250,547     80,735,314             1.1%
 #*Gaylord Entertainment Co.................. 1,272,691     40,064,313             0.6%
  #Group 1 Automotive, Inc...................   692,454     40,079,238             0.6%
  #Penske Automotive Group, Inc.............. 1,371,335     36,258,097             0.5%
  #Rent-A-Center, Inc........................ 1,578,683     54,006,745             0.7%
  #Scholastic Corp........................... 1,436,861     43,896,104             0.6%
   Other Securities..........................              983,919,424            13.9%
                                                        -------------- ---------------
Total Consumer Discretionary.................            1,327,639,194            18.7%
                                                        -------------- ---------------
Consumer Staples -- (3.3%)
  #Fresh Del Monte Produce, Inc.............. 1,501,108     34,780,672             0.5%
 #*Hain Celestial Group, Inc (The)........... 1,084,318     51,288,241             0.7%
  #Universal Corp............................   816,326     37,412,221             0.5%
   Other Securities..........................              145,863,678             2.1%
                                                        -------------- ---------------
Total Consumer Staples.......................              269,344,812             3.8%
                                                        -------------- ---------------
Energy -- (8.0%)
  #Bristow Group, Inc........................ 1,224,212     59,802,756             0.8%
 #*Gulfmark Offshore, Inc. Class A...........   742,629     35,772,439             0.5%
 #*Helix Energy Solutions Group, Inc......... 3,592,362     73,320,108             1.0%
 #*Hornbeck Offshore Services, Inc........... 1,038,490     43,232,339             0.6%
 #*SEACOR Holdings, Inc......................   408,801     37,989,877             0.5%
  *Superior Energy Services, Inc............. 1,217,614     32,778,169             0.5%
  #Western Refining, Inc..................... 2,030,451     38,680,092             0.6%
   Other Securities..........................              326,008,623             4.6%
                                                        -------------- ---------------
Total Energy.................................              647,584,403             9.1%
                                                        -------------- ---------------
Financials -- (20.4%)
 #*CNO Financial Group, Inc.................. 8,629,001     62,732,837             0.9%
   Delphi Financial Group, Inc. Class A...... 1,345,752     61,124,056             0.9%
  #Kemper Corp............................... 1,500,447     44,998,406             0.6%
 #*MBIA, Inc................................. 4,030,666     40,629,113             0.6%
   Montpelier Re Holdings, Ltd............... 2,238,256     45,929,013             0.7%
   Provident Financial Services, Inc......... 2,308,593     33,936,317             0.5%
  #Susquehanna Bancshares, Inc............... 4,182,685     43,374,443             0.6%
  #Umpqua Holdings Corp...................... 3,448,430     45,657,213             0.6%
  #Webster Financial Corp.................... 1,879,422     42,719,262             0.6%
  #Wintrust Financial Corp................... 1,117,309     40,368,374             0.6%
   Other Securities..........................            1,186,313,071            16.7%
                                                        -------------- ---------------
Total Financials.............................            1,647,782,105            23.3%
                                                        -------------- ---------------
Health Care -- (4.5%)
 #*LifePoint Hospitals, Inc.................. 1,881,774     73,426,821             1.0%
 #*ViroPharma, Inc........................... 1,980,889     43,084,336             0.6%
   Other Securities..........................              243,937,457             3.5%
                                                        -------------- ---------------
Total Health Care............................              360,448,614             5.1%
                                                        -------------- ---------------
Industrials -- (16.1%)
  #Alexander & Baldwin, Inc.................. 1,253,242     64,115,861             0.9%
   Amerco, Inc...............................   359,989     36,157,295             0.5%
 #*Avis Budget Group, Inc.................... 3,491,780     45,951,825             0.7%
 #*Esterline Technologies Corp............... 1,083,604     74,216,038             1.0%
  #GATX Corp................................. 1,606,468     68,869,283             1.0%
 #*JetBlue Airways Corp...................... 8,052,526     38,249,498             0.5%
  *Seaboard Corp.............................    18,588     36,997,927             0.5%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                               ---------- -------------- ---------------
Industrials -- (Continued)
   Trinity Industries, Inc....................  1,640,354 $   48,554,478             0.7%
   Other Securities...........................               882,565,328            12.5%
                                                          -------------- ---------------
Total Industrials.............................             1,295,677,533            18.3%
                                                          -------------- ---------------
Information Technology -- (11.5%)
  *Benchmark Electronics, Inc.................  2,338,129     37,129,489             0.5%
 #*CACI International, Inc. Class A...........    680,182     41,579,526             0.6%
 #*Coherent, Inc..............................    739,561     38,900,909             0.5%
 #*Convergys Corp.............................  3,484,625     46,589,436             0.6%
 #*Fairchild Semiconductor International, Inc.  2,889,865     40,949,387             0.6%
   MKS Instruments, Inc.......................  1,579,401     43,670,438             0.6%
 #*SYNNEX Corp................................  1,046,878     39,875,583             0.6%
 #*Vishay Intertechnology, Inc................  3,102,896     34,814,493             0.5%
   Other Securities...........................               608,015,451             8.6%
                                                          -------------- ---------------
Total Information Technology..................               931,524,712            13.1%
                                                          -------------- ---------------
Materials -- (7.0%)
  *Coeur d'Alene Mines Corp...................  1,657,693     35,723,284             0.5%
 #*Graphic Packaging Holding Co...............  6,116,772     32,724,730             0.5%
  #Kaiser Aluminum Corp.......................    621,616     32,678,353             0.4%
 #*Louisiana-Pacific Corp.....................  4,955,113     44,843,773             0.6%
  #Westlake Chemical Corp.....................  1,224,090     78,280,556             1.1%
   Other Securities...........................               338,371,243             4.8%
                                                          -------------- ---------------
Total Materials...............................               562,621,939             7.9%
                                                          -------------- ---------------
Other -- (0.0%)
   Other Securities...........................                    14,214             0.0%
                                                          -------------- ---------------
Telecommunication Services -- (0.4%)
   Other Securities...........................                31,372,250             0.5%
                                                          -------------- ---------------
Utilities -- (0.1%)
   Other Securities...........................                 6,201,664             0.1%
                                                          -------------- ---------------
TOTAL COMMON STOCKS...........................             7,080,211,440            99.9%
                                                          -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...........................                        --             0.0%
                                                          -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares......... 14,324,339     14,324,339             0.2%
                                                          -------------- ---------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        ------------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund.....................  977,104,752    977,104,752  13.8%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $1,247,022
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $1,250,887) to be repurchased at
     $1,210,702........................................ $      1,211      1,210,695   0.0%
                                                                     -------------- -----
TOTAL SECURITIES LENDING COLLATERAL....................                 978,315,447  13.8%
                                                                     -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,270,047,379)................................              $8,072,851,226 113.9%
                                                                     ============== =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,327,261,644 $    377,550      -- $1,327,639,194
   Consumer Staples...........    269,344,812           --      --    269,344,812
   Energy.....................    647,238,360      346,043      --    647,584,403
   Financials.................  1,647,776,890        5,215      --  1,647,782,105
   Health Care................    360,448,614           --      --    360,448,614
   Industrials................  1,295,038,351      639,182      --  1,295,677,533
   Information Technology.....    931,524,712           --      --    931,524,712
   Materials..................    562,621,939           --      --    562,621,939
   Other......................             --       14,214      --         14,214
   Telecommunication Services.     31,372,250           --      --     31,372,250
   Utilities..................      6,201,664           --      --      6,201,664
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....     14,324,339           --      --     14,324,339
Securities Lending Collateral.             --  978,315,447      --    978,315,447
                               -------------- ------------ ------- --------------
TOTAL......................... $7,093,153,575 $979,697,651      -- $8,072,851,226
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.1%)
  *Amazon.com, Inc...........................    65,218 $ 15,124,054             0.3%
   Comcast Corp. Class A.....................   575,594   17,457,766             0.4%
   Home Depot, Inc. (The)....................   277,331   14,362,972             0.3%
   McDonald's Corp...........................   190,201   18,535,087             0.4%
   Walt Disney Co. (The).....................   447,208   19,279,137             0.4%
   Other Securities..........................            551,108,398            12.0%
                                                        ------------ ---------------
Total Consumer Discretionary.................            635,867,414            13.8%
                                                        ------------ ---------------
Consumer Staples -- (6.9%)
   Altria Group, Inc.........................   366,617   11,808,734             0.3%
   Coca-Cola Co. (The).......................   370,954   28,311,209             0.6%
   CVS Caremark Corp.........................   348,331   15,542,529             0.3%
   Kraft Foods, Inc. Class A.................   449,307   17,913,870             0.4%
   PepsiCo, Inc..............................   289,004   19,074,264             0.4%
   Philip Morris International, Inc..........   311,537   27,885,677             0.6%
   Procter & Gamble Co. (The)................   444,296   28,274,997             0.6%
   Wal-Mart Stores, Inc......................   499,081   29,400,862             0.6%
   Other Securities..........................            186,414,948             4.1%
                                                        ------------ ---------------
Total Consumer Staples.......................            364,627,090             7.9%
                                                        ------------ ---------------
Energy -- (9.0%)
   Chevron Corp..............................   528,762   56,344,879             1.2%
   ConocoPhillips............................   343,340   24,593,444             0.5%
   Exxon Mobil Corp..........................   896,367   77,392,327             1.7%
  #Occidental Petroleum Corp.................   194,433   17,736,178             0.4%
   Schlumberger, Ltd.........................   239,236   17,736,957             0.4%
   Other Securities..........................            281,650,188             6.1%
                                                        ------------ ---------------
Total Energy.................................            475,453,973            10.3%
                                                        ------------ ---------------
Financials -- (13.8%)
   American Express Co.......................   193,008   11,621,012             0.3%
   Bank of America Corp...................... 2,683,465   21,762,901             0.5%
  *Berkshire Hathaway, Inc...................   333,844   26,857,750             0.6%
   Citigroup, Inc............................   759,034   25,078,483             0.5%
   Goldman Sachs Group, Inc. (The)...........   128,129   14,754,054             0.3%
   JPMorgan Chase & Co....................... 1,045,296   44,926,822             1.0%
   MetLife, Inc..............................   291,711   10,510,347             0.2%
   U.S. Bancorp..............................   496,744   15,980,254             0.3%
   Wells Fargo & Co.......................... 1,323,776   44,253,832             1.0%
   Other Securities..........................            510,184,729            11.1%
                                                        ------------ ---------------
Total Financials.............................            725,930,184            15.8%
                                                        ------------ ---------------
Health Care -- (9.2%)
   Abbott Laboratories.......................   280,566   17,411,926             0.4%
   Amgen, Inc................................   198,736   14,132,117             0.3%
  #Johnson & Johnson.........................   499,936   32,540,834             0.7%
   Merck & Co., Inc..........................   751,258   29,479,364             0.7%
   Pfizer, Inc............................... 1,988,764   45,602,359             1.0%
   UnitedHealth Group, Inc...................   245,508   13,785,274             0.3%
   Other Securities..........................            332,636,669             7.2%
                                                        ------------ ---------------
Total Health Care............................            485,588,543            10.6%
                                                        ------------ ---------------
Industrials -- (11.3%)
  #3M Co.....................................   119,041   10,637,504             0.2%
   Caterpillar, Inc..........................   116,239   11,945,882             0.3%
   General Electric Co....................... 2,780,836   54,448,769             1.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp........................    128,364 $   14,433,248             0.3%
   United Technologies Corp..................    155,274     12,676,569             0.3%
   Other Securities..........................               493,364,202            10.7%
                                                         -------------- ---------------
Total Industrials............................               597,506,174            13.0%
                                                         -------------- ---------------
Information Technology -- (15.1%)
  *Apple, Inc................................    178,094    104,049,639             2.3%
   Cisco Sytems, Inc.........................    959,861     19,341,199             0.4%
  *Google, Inc...............................     48,777     29,521,304             0.6%
   Hewlett-Packard Co........................    544,693     13,486,599             0.3%
   Intel Corp................................    963,439     27,361,668             0.6%
   International Business Machines Corp......    213,827     44,279,295             1.0%
   Microsoft Corp............................  1,425,544     45,645,919             1.0%
   Oracle Corp...............................    738,644     21,708,747             0.5%
  #QUALCOMM, Inc.............................    312,503     19,950,192             0.4%
  #Visa, Inc.................................    114,676     14,102,854             0.3%
   Other Securities..........................               456,504,551             9.9%
                                                         -------------- ---------------
Total Information Technology.................               795,951,967            17.3%
                                                         -------------- ---------------
Materials -- (4.3%)
   Other Securities..........................               228,183,478             5.0%
                                                         -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (0.1%)
   Other Securities..........................                 4,126,490             0.1%
                                                         -------------- ---------------
Telecommunication Services -- (2.2%)
   AT&T, Inc.................................  1,585,731     52,186,407             1.1%
   Verizon Communications, Inc...............    729,538     29,458,744             0.7%
   Other Securities..........................                32,630,262             0.7%
                                                         -------------- ---------------
Total Telecommunication Services.............               114,275,413             2.5%
                                                         -------------- ---------------
Utilities -- (2.9%)
   Other Securities..........................               153,318,088             3.3%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,580,828,814            99.6%
                                                         -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     4,275             0.0%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 19,568,889     19,568,889             0.4%
                                                         -------------- ---------------

                                                SHARES/ FACE
                                                   AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (12.7%)
  (S)@DFA Short Term Investment Fund...........  672,765,742 672,765,742 14.6%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $344,109 FNMA, rates
       ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $345,176) to be
       repurchased at $334,087................. $        334     334,085  0.0%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              673,099,827 14.6%
                                                             ----------- ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $4,548,335,610)....... $5,273,501,805           114.6%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  635,839,678 $     27,736      -- $  635,867,414
   Consumer Staples..............    364,627,090           --      --    364,627,090
   Energy........................    475,428,084       25,889      --    475,453,973
   Financials....................    725,930,184           --      --    725,930,184
   Health Care...................    485,588,543           --      --    485,588,543
   Industrials...................    597,488,958       17,216      --    597,506,174
   Information Technology........    795,951,967           --      --    795,951,967
   Materials.....................    228,183,478           --      --    228,183,478
   Other.........................             --           --      --             --
   Real Estate Investment Trusts.      4,126,490           --      --      4,126,490
   Telecommunication Services....    114,275,413           --      --    114,275,413
   Utilities.....................    153,318,088           --      --    153,318,088
Rights/Warrants..................          4,275           --      --          4,275
Temporary Cash Investments.......     19,568,889           --      --     19,568,889
Securities Lending Collateral....             --  673,099,827      --    673,099,827
                                  -------------- ------------ ------- --------------
TOTAL............................ $4,600,331,137 $673,170,668      -- $5,273,501,805
                                  ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.2%)
   Comcast Corp. Class A........................ 1,024,762 $   31,081,031             0.5%
   Home Depot, Inc. (The).......................   301,629     15,621,366             0.2%
   Lowe's Cos., Inc.............................   606,612     19,090,080             0.3%
  #News Corp. Class A...........................   846,333     16,588,127             0.3%
   Time Warner, Inc.............................   505,637     18,941,162             0.3%
   Walt Disney Co. (The)........................   830,524     35,803,890             0.5%
   Other Securities.............................              799,927,446            12.0%
                                                           -------------- ---------------
Total Consumer Discretionary....................              937,053,102            14.1%
                                                           -------------- ---------------
Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)..........................   219,621     16,761,475             0.3%
   CVS Caremark Corp............................   637,453     28,443,153             0.4%
   Kraft Foods, Inc. Class A....................   806,654     32,161,295             0.5%
   Procter & Gamble Co. (The)...................   610,480     38,850,947             0.6%
   Wal-Mart Stores, Inc.........................   387,774     22,843,766             0.3%
   Other Securities.............................              284,627,081             4.3%
                                                           -------------- ---------------
Total Consumer Staples..........................              423,687,717             6.4%
                                                           -------------- ---------------
Energy -- (9.8%)
   Anadarko Petroleum Corp......................   239,394     17,526,035             0.3%
   Apache Corp..................................   188,754     18,109,059             0.3%
   Chevron Corp.................................   984,196    104,875,926             1.6%
   ConocoPhillips...............................   632,838     45,330,186             0.7%
   Exxon Mobil Corp............................. 1,268,253    109,500,964             1.6%
   National Oilwell Varco, Inc..................   194,038     14,700,319             0.2%
   Occidental Petroleum Corp....................   321,686     29,344,197             0.4%
   Schlumberger, Ltd............................   196,168     14,543,896             0.2%
   Other Securities.............................              402,494,380             6.1%
                                                           -------------- ---------------
Total Energy....................................              756,424,962            11.4%
                                                           -------------- ---------------
Financials -- (16.1%)
   Bank of America Corp......................... 4,531,729     36,752,322             0.5%
  *Berkshire Hathaway, Inc......................   223,481     17,979,046             0.3%
   Citigroup, Inc............................... 1,039,825     34,355,818             0.5%
   Goldman Sachs Group, Inc. (The)..............   215,233     24,784,080             0.4%
   JPMorgan Chase & Co.......................... 1,878,234     80,726,497             1.2%
   MetLife, Inc.................................   512,756     18,474,599             0.3%
  #PNC Financial Services Group, Inc............   257,595     17,083,700             0.3%
   Prudential Financial, Inc....................   231,600     14,021,064             0.2%
   Travelers Cos., Inc. (The)...................   235,445     15,143,822             0.2%
  #U.S. Bancorp.................................   900,099     28,956,185             0.4%
   Wells Fargo & Co............................. 2,459,604     82,224,562             1.2%
   Other Securities.............................              867,345,934            13.1%
                                                           -------------- ---------------
Total Financials................................            1,237,847,629            18.6%
                                                           -------------- ---------------
Health Care -- (9.0%)
   Amgen, Inc...................................   275,807     19,612,636             0.3%
   Johnson & Johnson............................   349,581     22,754,227             0.3%
   Merck & Co., Inc............................. 1,429,620     56,098,289             0.9%
   Pfizer, Inc.................................. 3,730,349     85,536,903             1.3%
   UnitedHealth Group, Inc......................   453,978     25,490,865             0.4%
   WellPoint, Inc...............................   203,028     13,769,359             0.2%
   Other Securities.............................              471,891,849             7.1%
                                                           -------------- ---------------
Total Health Care...............................              695,154,128            10.5%
                                                           -------------- ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Industrials -- (12.1%)
   General Electric Co..........................  5,181,591 $  101,455,552             1.5%
   Union Pacific Corp...........................    234,080     26,319,955             0.4%
   Other Securities.............................               805,886,206            12.2%
                                                            -------------- ---------------
Total Industrials...............................               933,661,713            14.1%
                                                            -------------- ---------------
Information Technology -- (12.1%)
  *Apple, Inc...................................    101,098     59,065,496             0.9%
   Cisco Sytems, Inc............................    745,021     15,012,173             0.2%
  *Google, Inc..................................     29,049     17,581,326             0.3%
   Hewlett-Packard Co...........................    862,907     21,365,577             0.3%
   Intel Corp...................................  1,282,072     36,410,845             0.6%
   International Business Machines Corp.........    104,155     21,568,417             0.3%
   Microsoft Corp...............................    906,013     29,010,536             0.4%
   Oracle Corp..................................    517,147     15,198,950             0.2%
  #Visa, Inc....................................    232,750     28,623,595             0.4%
   Other Securities.............................               682,524,355            10.3%
                                                            -------------- ---------------
Total Information Technology....................               926,361,270            13.9%
                                                            -------------- ---------------
Materials -- (4.5%)
   Dow Chemical Co. (The).......................    547,213     18,539,576             0.3%
   Other Securities.............................               325,430,724             4.9%
                                                            -------------- ---------------
Total Materials.................................               343,970,300             5.2%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Real Estate Investment Trusts -- (0.0%)
   Other Securities.............................                 2,596,968             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.7%)
   AT&T, Inc....................................  2,908,187     95,708,434             1.4%
   Verizon Communications, Inc..................  1,386,217     55,975,442             0.9%
   Other Securities.............................                53,889,499             0.8%
                                                            -------------- ---------------
Total Telecommunication Services................               205,573,375             3.1%
                                                            -------------- ---------------
Utilities -- (2.1%)
   Other Securities.............................               158,689,843             2.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             6,621,021,007            99.7%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                    10,027             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 21,758,872     21,758,872             0.3%
                                                            -------------- ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                 --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  1,044,972,044 1,044,972,044 15.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $306,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $307,266)
     to be repurchased at $297,395.............. $          297       297,393  0.0%
                                                                ------------- ----
TOTAL SECURITIES LENDING COLLATERAL.............                1,045,269,437 15.7%
                                                                ------------- ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,786,269,517)......................... $7,688,059,343           115.7%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------------
                                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                              -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.................... $  936,988,381 $       64,721      -- $  937,053,102
   Consumer Staples..........................    423,687,717             --      --    423,687,717
   Energy....................................    756,424,962             --      --    756,424,962
   Financials................................  1,237,847,629             --      --  1,237,847,629
   Health Care...............................    695,154,128             --      --    695,154,128
   Industrials...............................    933,618,447         43,266      --    933,661,713
   Information Technology....................    926,361,270             --      --    926,361,270
   Materials.................................    343,970,300             --      --    343,970,300
   Other.....................................             --             --      --             --
   Real Estate Investment Trusts.............      2,596,968             --      --      2,596,968
   Telecommunication Services................    205,573,375             --      --    205,573,375
   Utilities.................................    158,689,843             --      --    158,689,843
Rights/Warrants..............................         10,027             --      --         10,027
Temporary Cash Investments...................     21,758,872             --      --     21,758,872
Securities Lending Collateral................             --  1,045,269,437      --  1,045,269,437
                                              -------------- -------------- ------- --------------
TOTAL........................................ $6,642,681,919 $1,045,377,424      -- $7,688,059,343
                                              ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A........................   278,044 $  8,433,075             0.4%
  #Dillard's, Inc. Class A......................    62,205    4,015,955             0.2%
  *Liberty Interactive Corp. Class A............   225,764    4,253,394             0.2%
  *Mohawk Industries, Inc.......................    61,901    4,148,605             0.2%
   Time Warner, Inc.............................   130,694    4,895,797             0.3%
  *Toll Brothers, Inc...........................   151,825    3,856,355             0.2%
   Walt Disney Co. (The)........................   118,253    5,097,887             0.3%
   Other Securities.............................            266,688,863            13.5%
                                                           ------------ ---------------
Total Consumer Discretionary....................            301,389,931            15.3%
                                                           ------------ ---------------
Consumer Staples -- (4.6%)
   Bunge, Ltd...................................    76,001    4,902,064             0.3%
   CVS Caremark Corp............................   121,704    5,430,432             0.3%
   Fortune Brands, Inc..........................    76,533    4,345,544             0.2%
   Kraft Foods, Inc. Class A....................   113,165    4,511,889             0.2%
  #Procter & Gamble Co. (The)...................    91,517    5,824,142             0.3%
   Other Securities.............................             79,664,938             4.0%
                                                           ------------ ---------------
Total Consumer Staples..........................            104,679,009             5.3%
                                                           ------------ ---------------
Energy -- (8.6%)
   Anadarko Petroleum Corp......................    68,323    5,001,927             0.3%
  #Apache Corp..................................    41,198    3,952,536             0.2%
   Chevron Corp.................................   141,904   15,121,290             0.8%
   ConocoPhillips...............................   164,346   11,772,104             0.6%
  *Denbury Resources, Inc.......................   215,040    4,094,362             0.2%
   Devon Energy Corp............................    57,923    4,045,922             0.2%
   Exxon Mobil Corp.............................   154,985   13,381,405             0.7%
   Murphy Oil Corp..............................   106,439    5,850,952             0.3%
  *Plains Exploration & Production Co...........   109,438    4,470,542             0.2%
   Other Securities.............................            128,941,948             6.5%
                                                           ------------ ---------------
Total Energy....................................            196,632,988            10.0%
                                                           ------------ ---------------
Financials -- (20.5%)
   American Financial Group, Inc................   127,737    4,971,524             0.3%
   Bank of America Corp......................... 1,252,365   10,156,680             0.5%
   Bank of New York Mellon Corp. (The)..........   163,628    3,869,802             0.2%
  *CIT Group, Inc...............................   104,979    3,973,455             0.2%
   Citigroup, Inc...............................   184,865    6,107,940             0.3%
   Goldman Sachs Group, Inc. (The)..............    43,159    4,969,759             0.3%
   JPMorgan Chase & Co..........................   570,669   24,527,354             1.2%
   KeyCorp......................................   499,016    4,012,089             0.2%
   M&T Bank Corp................................    45,707    3,943,143             0.2%
   MetLife, Inc.................................   141,103    5,083,941             0.3%
  #PNC Financial Services Group, Inc............    69,935    4,638,089             0.2%
   Principal Financial Group, Inc...............   157,281    4,351,965             0.2%
   Regions Financial Corp.......................   595,355    4,012,693             0.2%
   U.S. Bancorp.................................   130,334    4,192,845             0.2%
   Wells Fargo & Co.............................   351,390   11,746,968             0.6%
   Other Securities.............................            368,105,200            18.7%
                                                           ------------ ---------------
Total Financials................................            468,663,447            23.8%
                                                           ------------ ---------------
Health Care -- (7.3%)
  *Boston Scientific Corp.......................   767,057    4,801,777             0.3%
   Merck & Co., Inc.............................   149,737    5,875,680             0.3%
   Pfizer, Inc..................................   529,241   12,135,496             0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Health Care -- (Continued)
   Other Securities.............................            $  144,073,800             7.3%
                                                            -------------- ---------------
Total Health Care...............................               166,886,753             8.5%
                                                            -------------- ---------------
Industrials -- (12.5%)
   General Electric Co..........................    792,866     15,524,316             0.8%
  *Owens Corning, Inc...........................    115,475      3,966,566             0.2%
   Other Securities.............................               265,186,758            13.4%
                                                            -------------- ---------------
Total Industrials...............................               284,677,640            14.4%
                                                            -------------- ---------------
Information Technology -- (11.0%)
   Fidelity National Information Services, Inc..    140,139      4,718,480             0.3%
   Hewlett-Packard Co...........................    236,991      5,867,897             0.3%
   IAC/InterActiveCorp..........................    115,491      5,560,892             0.3%
   Intel Corp...................................    165,630      4,703,892             0.2%
  #Visa, Inc....................................     37,703      4,636,715             0.2%
   Xerox Corp...................................    731,469      5,690,829             0.3%
   Other Securities.............................               219,244,335            11.1%
                                                            -------------- ---------------
Total Information Technology....................               250,423,040            12.7%
                                                            -------------- ---------------
Materials -- (5.0%)
   Reliance Steel & Aluminum Co.................     70,931      3,964,334             0.2%
   Other Securities.............................               111,239,286             5.7%
                                                            -------------- ---------------
Total Materials.................................               115,203,620             5.9%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.0%)
   AT&T, Inc....................................    570,322     18,769,297             0.9%
   Verizon Communications, Inc..................    200,794      8,108,062             0.4%
   Other Securities.............................                18,931,967             1.0%
                                                            -------------- ---------------
Total Telecommunication Services................                45,809,326             2.3%
                                                            -------------- ---------------
Utilities -- (1.1%)
   Other Securities.............................                26,272,984             1.3%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,960,638,738            99.5%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                     3,016             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 12,432,187     12,432,187             0.6%
                                                            -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  311,018,596 311,018,596 15.8%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $682,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $684,432)
     to be repurchased at $662,444.............. $        662     662,440  0.0%
                                                              ----------- ----
TOTAL SECURITIES LENDING COLLATERAL.............              311,681,036 15.8%
                                                              ----------- ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,067,821,364)........................ $2,284,754,977           115.9%
                                                ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  301,363,904 $     26,027      -- $  301,389,931
   Consumer Staples...........    104,679,009           --      --    104,679,009
   Energy.....................    196,565,678       67,310      --    196,632,988
   Financials.................    468,663,447           --      --    468,663,447
   Health Care................    166,886,753           --      --    166,886,753
   Industrials................    284,645,016       32,624      --    284,677,640
   Information Technology.....    250,423,040           --      --    250,423,040
   Materials..................    115,203,620           --      --    115,203,620
   Other......................             --           --      --             --
   Telecommunication Services.     45,809,326           --      --     45,809,326
   Utilities..................     26,272,984           --      --     26,272,984
Rights/Warrants...............          3,016           --      --          3,016
Temporary Cash Investments....     12,432,187           --      --     12,432,187
Securities Lending Collateral.             --  311,681,036      --    311,681,036
                               -------------- ------------ ------- --------------
TOTAL......................... $1,972,947,980 $311,806,997      -- $2,284,754,977
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
COMMON STOCKS -- (80.8%)
Consumer Discretionary -- (14.7%)
   Aaron's, Inc.............................. 286,969 $  7,796,948             0.2%
  #Brinker International, Inc................ 322,412   10,146,306             0.2%
  #Buckle, Inc............................... 171,844    7,935,756             0.2%
 #*Cabela's, Inc............................. 277,885   10,506,832             0.2%
 #*Carter's, Inc............................. 215,859   11,721,144             0.3%
 #*Coinstar, Inc............................. 124,263    7,802,474             0.2%
  #Dillard's, Inc. Class A................... 175,813   11,350,487             0.3%
  #Domino's Pizza, Inc....................... 270,452   10,225,790             0.2%
  *Express, Inc.............................. 336,736    7,953,704             0.2%
  #HSN, Inc.................................. 206,075    7,975,102             0.2%
  #Penske Automotive Group, Inc.............. 337,541    8,924,584             0.2%
 #*Pier 1 Imports, Inc....................... 641,193   11,015,696             0.3%
   Rent-A-Center, Inc........................ 228,132    7,804,396             0.2%
  #Six Flags Entertainment Corp.............. 182,712    8,753,732             0.2%
  #Wolverine World Wide, Inc................. 192,788    8,087,457             0.2%
   Other Securities..........................          640,242,941            14.9%
                                                      ------------ ---------------
Total Consumer Discretionary.................          778,243,349            18.2%
                                                      ------------ ---------------
Consumer Staples -- (3.7%)
  #Casey's General Stores, Inc............... 144,677    8,152,549             0.2%
 #*Darling International, Inc................ 474,139    7,766,397             0.2%
  *Hain Celestial Group, Inc (The)........... 180,533    8,539,211             0.2%
  #Nu Skin Enterprises, Inc. Class A......... 252,750   13,471,575             0.3%
   PriceSmart, Inc........................... 115,776    9,556,151             0.2%
 #*United Natural Foods, Inc................. 164,064    8,086,715             0.2%
   Other Securities..........................          137,783,170             3.2%
                                                      ------------ ---------------
Total Consumer Staples.......................          193,355,768             4.5%
                                                      ------------ ---------------
Energy -- (4.1%)
  *CVR Energy, Inc........................... 328,935    9,986,467             0.2%
  *Helix Energy Solutions Group, Inc......... 411,469    8,398,082             0.2%
   Other Securities..........................          196,274,615             4.6%
                                                      ------------ ---------------
Total Energy.................................          214,659,164             5.0%
                                                      ------------ ---------------
Financials -- (12.3%)
   Delphi Financial Group, Inc. Class A...... 185,627    8,431,178             0.2%
   Fulton Financial Corp..................... 771,890    8,097,126             0.2%
   Other Securities..........................          635,746,373            14.8%
                                                      ------------ ---------------
Total Financials.............................          652,274,677            15.2%
                                                      ------------ ---------------
Health Care -- (8.3%)
 #*Align Technology, Inc..................... 286,722    9,091,955             0.2%
 #*Medicines Co. (The)....................... 351,538    7,765,474             0.2%
  #Medicis Pharmaceutical Corp. Class A...... 202,645    7,795,753             0.2%
  *Myriad Genetics, Inc...................... 338,879    8,814,243             0.2%
 #*Thoratec Corp............................. 319,166   11,110,168             0.3%
  *WellCare Health Plans, Inc................ 179,775   10,998,634             0.2%
   Other Securities..........................          385,627,713             9.0%
                                                      ------------ ---------------
Total Health Care............................          441,203,940            10.3%
                                                      ------------ ---------------
Industrials -- (14.9%)
  #Actuant Corp. Class A..................... 293,042    7,991,255             0.2%
  #Alexander & Baldwin, Inc.................. 163,316    8,355,247             0.2%
  *Chart Industries, Inc..................... 117,013    8,943,304             0.2%
  #EMCOR Group, Inc.......................... 272,700    7,995,564             0.2%
 #*Hexcel Corp............................... 299,983    8,213,535             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Industrials -- (Continued)
 #*Old Dominion Freight Line, Inc...............      191,772 $    8,528,101             0.2%
 #*Teledyne Technologies, Inc...................      128,530      8,305,609             0.2%
  #Toro Co......................................      118,416      8,462,007             0.2%
 #*United Rentals, Inc..........................      165,341      7,718,118             0.2%
Other Securities................................                 714,345,290            16.6%
                                                              -------------- ---------------
Total Industrials...............................                 788,858,030            18.4%
                                                              -------------- ---------------
Information Technology -- (15.3%)
 #*Anixter International, Inc...................      128,352      8,802,380             0.2%
 #*CommVault Systems, Inc.......................      159,126      8,285,691             0.2%
 #*NeuStar, Inc.................................      253,413      9,211,563             0.2%
 #*SolarWinds, Inc..............................      262,245     12,301,913             0.3%
 #*ViaSat, Inc..................................      162,825      7,864,448             0.2%
 #*Wright Express Corp..........................      136,186      8,691,391             0.2%
   Other Securities.............................                 752,380,451            17.5%
                                                              -------------- ---------------
Total Information Technology....................                 807,537,837            18.8%
                                                              -------------- ---------------
Materials -- (4.3%)
  #NewMarket Corp...............................       40,110      8,953,354             0.2%
   Other Securities.............................                 215,992,781             5.1%
                                                              -------------- ---------------
Total Materials.................................                 224,946,135             5.3%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       1,730             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (0.6%)
  *AboveNet, Inc................................      105,252      8,753,809             0.2%
   Other Securities.............................                  25,410,251             0.6%
                                                              -------------- ---------------
Total Telecommunication Services................                  34,164,060             0.8%
                                                              -------------- ---------------
Utilities -- (2.6%)
  #IDACORP, Inc.................................      188,896      7,695,623             0.2%
  #Portland General Electric Co.................      300,360      7,758,299             0.2%
   Other Securities.............................                 121,501,418             2.8%
                                                              -------------- ---------------
Total Utilities.................................                 136,955,340             3.2%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               4,272,200,030            99.7%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      32,205             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,640,019     23,640,019             0.5%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund..............  992,082,010    992,082,010            23.2%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $503,025 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $504,585)
     to be repurchased at $488,375.............. $        488        488,372             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 992,570,382            23.2%
                                                              -------------- ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,599,339,684)......................... $5,288,442,636           123.4%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  778,167,982 $     75,367      -- $  778,243,349
   Consumer Staples................    193,355,768           --      --    193,355,768
   Energy..........................    214,437,386      221,778      --    214,659,164
   Financials......................    652,274,677           --      --    652,274,677
   Health Care.....................    441,203,940           --      --    441,203,940
   Industrials.....................    788,540,212      317,818      --    788,858,030
   Information Technology..........    807,537,837           --      --    807,537,837
   Materials.......................    224,946,135           --      --    224,946,135
   Other...........................             --        1,730      --          1,730
   Telecommunication Services......     34,164,060           --      --     34,164,060
   Utilities.......................    136,955,340           --      --    136,955,340
Rights/Warrants....................         32,205           --      --         32,205
Temporary Cash Investments.........     23,640,019           --      --     23,640,019
Securities Lending Collateral......             --  992,570,382      --    992,570,382
                                    -------------- ------------ ------- --------------
TOTAL.............................. $4,295,255,561 $993,187,075      -- $5,288,442,636
                                    ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (15.8%)
 #*Asbury Automotive Group, Inc................. 295,080 $  8,238,634             0.2%
  *Dorman Products, Inc......................... 158,055    7,551,868             0.2%
  #Finish Line, Inc. Class A (The).............. 400,378    8,912,414             0.3%
  *Genesco, Inc................................. 140,786   10,558,950             0.3%
 #*Hibbett Sporting Goods, Inc.................. 213,043   12,722,928             0.4%
  *Papa John's International, Inc............... 217,901    8,777,052             0.3%
 #*Select Comfort Corp.......................... 290,114    8,378,492             0.2%
  #Sturm Ruger & Co., Inc....................... 189,301   10,803,408             0.3%
 #*Zumiez, Inc.................................. 221,700    8,127,522             0.2%
   Other Securities.............................          554,355,284            15.6%
                                                         ------------ ---------------
Total Consumer Discretionary....................          638,426,552            18.0%
                                                         ------------ ---------------
Consumer Staples -- (3.6%)
   Andersons, Inc. (The)........................ 164,550    8,293,320             0.2%
  #Cal-Maine Foods, Inc......................... 207,119    7,462,498             0.2%
  *Elizabeth Arden, Inc......................... 261,981   10,212,019             0.3%
   J & J Snack Foods Corp....................... 180,997   10,146,692             0.3%
   WD-40 Co..................................... 165,082    7,441,897             0.2%
   Other Securities.............................          104,279,906             3.0%
                                                         ------------ ---------------
Total Consumer Staples..........................          147,836,332             4.2%
                                                         ------------ ---------------
Energy -- (4.1%)
 #*Clayton Williams Energy, Inc................. 110,880    8,154,115             0.2%
   Other Securities.............................          157,961,970             4.5%
                                                         ------------ ---------------
Total Energy....................................          166,116,085             4.7%
                                                         ------------ ---------------
Financials -- (13.6%)
  #Bank of the Ozarks, Inc...................... 312,184    9,646,486             0.3%
   FBL Financial Group, Inc. Class A............ 289,468    8,429,308             0.2%
   Horace Mann Educators Corp................... 424,387    7,447,992             0.2%
   Infinity Property & Casualty Corp............ 141,994    7,583,900             0.2%
 #*World Acceptance Corp........................ 156,911   10,436,151             0.3%
   Other Securities.............................          507,862,698            14.3%
                                                         ------------ ---------------
Total Financials................................          551,406,535            15.5%
                                                         ------------ ---------------
Health Care -- (10.1%)
 #*Air Methods Corp............................. 115,182    9,687,958             0.3%
 #*Akorn, Inc................................... 733,196    8,893,667             0.3%
  *Amsurg Corp.................................. 295,558    8,500,248             0.2%
   Analogic Corp................................ 126,116    8,602,372             0.2%
 #*Ariad Pharmaceuticals, Inc................... 788,909   12,859,217             0.4%
   CONMED Corp.................................. 265,831    7,600,108             0.2%
  *Cyberonics, Inc.............................. 225,257    8,627,343             0.2%
   Other Securities.............................          343,230,746             9.7%
                                                         ------------ ---------------
Total Health Care...............................          408,001,659            11.5%
                                                         ------------ ---------------
Industrials -- (15.3%)
 #*Colfax Corp.................................. 234,484    7,946,663             0.2%
   Kaman Corp................................... 236,632    8,135,408             0.2%
   Raven Industries, Inc........................ 178,996   10,777,349             0.3%
  #TAL International Group, Inc................. 210,541    8,697,449             0.2%
  #Titan International, Inc..................... 319,702    9,236,191             0.3%
   UniFirst Corp................................ 129,866    7,890,658             0.2%
   Other Securities.............................          566,108,056            16.0%
                                                         ------------ ---------------
Total Industrials...............................          618,791,774            17.4%
                                                         ------------ ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Information Technology -- (17.2%)
   Cabot Microelectronics Corp..................      230,045 $    7,908,947             0.2%
   Forrester Research, Inc......................      256,389      9,088,990             0.3%
 #*iGATE Corp...................................      521,424     10,146,911             0.3%
  *Insight Enterprises, Inc.....................      398,956      8,102,796             0.2%
 #*Liquidity Services, Inc......................      144,598      7,711,411             0.2%
  #Littlefuse, Inc..............................      117,934      7,390,924             0.2%
  *Loral Space & Communications, Inc............      126,670      7,859,874             0.2%
 #*Manhattan Associates, Inc....................      238,948     11,983,242             0.4%
   MTS Systems Corp.............................      170,976      8,201,719             0.2%
  *OSI Systems, Inc.............................      150,502     10,062,564             0.3%
  *ScanSource, Inc..............................      236,107      7,782,087             0.2%
 #*Tyler Technologies, Inc......................      364,519     14,562,534             0.4%
   Other Securities.............................                 586,492,339            16.5%
                                                              -------------- ---------------
Total Information Technology....................                 697,294,338            19.6%
                                                              -------------- ---------------
Materials -- (5.0%)
  #AMCOL International Corp.....................      263,102      8,671,842             0.3%
   Buckeye Technologies, Inc....................      257,175      8,335,042             0.2%
   Stepan Co....................................       85,522      7,770,529             0.2%
   Other Securities.............................                 178,190,488             5.0%
                                                              -------------- ---------------
Total Materials.................................                 202,967,901             5.7%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       9,955             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (1.0%)
   Other Securities.............................                  41,651,029             1.2%
                                                              -------------- ---------------
Utilities -- (1.7%)
  #CH Energy Group, Inc.........................      129,612      8,505,139             0.2%
  #MGE Energy, Inc..............................      196,967      9,009,271             0.3%
   Other Securities.............................                  52,040,223             1.5%
                                                              -------------- ---------------
Total Utilities.................................                  69,554,633             2.0%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               3,542,056,793            99.8%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      49,302             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,805,550     23,805,550             0.6%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..............  484,821,225    484,821,225            13.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $564,332 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $566,082)
     to be repurchased at $547,896.............. $        548        547,893             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 485,369,118            13.7%
                                                              -------------- ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,526,507,966)......................... $4,051,280,763           114.1%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.................... $  638,243,286 $    183,266      -- $  638,426,552
   Consumer Staples..........................    147,836,332           --      --    147,836,332
   Energy....................................    166,116,085           --      --    166,116,085
   Financials................................    551,405,553          982      --    551,406,535
   Health Care...............................    408,001,659           --      --    408,001,659
   Industrials...............................    618,512,337      279,437      --    618,791,774
   Information Technology....................    697,294,140          198      --    697,294,338
   Materials.................................    202,967,901           --      --    202,967,901
   Other.....................................             --        9,955      --          9,955
   Telecommunication Services................     41,650,488          541      --     41,651,029
   Utilities.................................     69,554,633           --      --     69,554,633
Rights/Warrants..............................         49,302           --      --         49,302
Temporary Cash Investments...................     23,805,550           --      --     23,805,550
Securities Lending Collateral................             --  485,369,118      --    485,369,118
                                              -------------- ------------ ------- --------------
TOTAL........................................ $3,565,437,266 $485,843,497      -- $4,051,280,763
                                              ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (84.7%)
Real Estate Investment Trusts -- (84.7%)
   Alexander's, Inc..............................     48,481 $   18,889,652             0.5%
  #Alexandria Real Estate Equities, Inc..........    528,995     39,632,305             1.1%
  #American Campus Communities, Inc..............    645,000     28,670,250             0.8%
  #Apartment Investment & Management Co. Class A.  1,080,080     29,324,172             0.8%
  #AvalonBay Communities, Inc....................    815,226    118,533,860             3.3%
  #BioMed Realty Trust, Inc......................  1,288,125     25,530,637             0.7%
   Boston Properties, Inc........................  1,288,587    139,489,543             3.9%
  #BRE Properties, Inc...........................    650,432     34,147,680             1.0%
  #Camden Property Trust.........................    655,413     44,351,798             1.2%
  #CBL & Associates Properties, Inc..............  1,226,022     22,840,790             0.6%
  #DDR Corp......................................  2,169,519     32,108,881             0.9%
  #Digital Realty Trust, Inc.....................    903,607     67,851,850             1.9%
  #Douglas Emmett, Inc...........................  1,126,607     26,182,347             0.7%
  #Duke Realty Corp..............................  2,244,095     33,235,047             0.9%
  #Entertainment Properties Trust................    399,914     19,191,873             0.5%
  #Equity Lifestyle Properties, Inc..............    330,966     23,147,762             0.6%
  #Equity Residential............................  2,602,656    159,907,185             4.4%
  #Essex Property Trust, Inc.....................    296,514     46,840,317             1.3%
  #Extra Space Storage, Inc......................    775,858     23,547,290             0.7%
  #Federal Realty Investment Trust...............    570,549     57,431,462             1.6%
  #General Growth Properties, Inc................  3,768,676     67,082,433             1.9%
  #HCP, Inc......................................  3,410,847    141,379,608             3.9%
   Health Care REIT, Inc.........................  1,741,141     98,653,049             2.7%
  #Highwoods Properties, Inc.....................    655,670     22,771,419             0.6%
   Home Properties, Inc..........................    401,711     24,524,457             0.7%
  #Hospitality Properties Trust..................  1,129,465     31,150,645             0.9%
  #Host Hotels & Resorts, Inc....................  6,263,417    104,223,259             2.9%
  #Kilroy Realty Corp............................    523,151     24,823,515             0.7%
   Kimco Realty Corp.............................  3,688,342     71,590,718             2.0%
  #LaSalle Hotel Properties......................    724,050     21,294,310             0.6%
   Liberty Property Trust........................  1,048,979     38,235,285             1.1%
  #Macerich Co. (The)............................  1,131,317     69,655,188             1.9%
  #Mack-Cali Realty Corp.........................    756,315     21,721,367             0.6%
  #Mid-America Apartment Communities, Inc........    322,753     21,969,797             0.6%
  #National Retail Properties, Inc...............    867,021     23,739,035             0.7%
  #Piedmont Office Realty Trust, Inc. Class A....  1,446,270     25,656,830             0.7%
  #Post Properties, Inc..........................    454,363     22,127,478             0.6%
   ProLogis, Inc.................................  3,840,930    137,428,475             3.8%
   Public Storage................................  1,324,670    189,772,224             5.3%
  #Realty Income Corp............................  1,118,294     43,993,686             1.2%
  #Regency Centers Corp..........................    759,307     34,138,443             1.0%
  #Senior Housing Properties Trust...............  1,367,388     30,191,927             0.8%
  #Simon Property Group, Inc.....................  2,680,150    417,031,340            11.6%
  #SL Green Realty Corp..........................    754,302     62,184,657             1.7%
  #Tanger Factory Outlet Centers, Inc............    763,527     23,913,666             0.7%
  #Taubman Centers, Inc..........................    507,618     39,177,957             1.1%
  #UDR, Inc......................................  1,843,656     48,543,462             1.4%
  #Ventas, Inc...................................  2,398,518    141,008,873             3.9%
  #Vornado Realty Trust..........................  1,508,390    129,480,198             3.6%
  #Weingarten Realty Investors...................  1,049,531     27,875,544             0.8%
   Other Securities..............................               420,273,334            11.7%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..............................             3,566,466,880            99.1%
                                                             -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares...................... 30,065,272     30,065,272             0.9%
                                                             -------------- ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                  PERCENTAGE
                                                    AMOUNT        VALUE+     OF NET ASSETS*
                                                 ------------ -------------- --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund..............  615,643,335 $  615,643,335           17.1%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $581,277 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $583,079)
     to be repurchased at $564,347.............. $        564        564,344            0.0%
                                                              -------------- --------------
TOTAL SECURITIES LENDING COLLATERAL.............                 616,207,679           17.1%
                                                              -------------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,085,720,573).........................              $4,212,739,831          117.1%
                                                              ============== ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------
                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                           -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts.......... $3,566,466,880           --      -- $3,566,466,880
Temporary Cash Investments................     30,065,272           --      --     30,065,272
Securities Lending Collateral.............             -- $616,207,679      --    616,207,679
                                           -------------- ------------ ------- --------------
TOTAL..................................... $3,596,532,152 $616,207,679      -- $4,212,739,831
                                           ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (83.8%)
AUSTRALIA -- (6.5%)
   Australia & New Zealand Banking Group, Ltd... 456,726 $ 11,314,584             0.6%
  #BHP Billiton, Ltd............................ 333,112   12,360,858             0.6%
  #BHP Billiton, Ltd. Sponsored ADR.............  94,000    6,984,200             0.4%
  #Commonwealth Bank of Australia NL............ 258,775   13,959,083             0.7%
  #National Australia Bank, Ltd................. 399,549   10,443,925             0.5%
   Westpac Banking Corp......................... 428,372   10,095,099             0.5%
   Other Securities.............................           85,764,130             4.4%
                                                         ------------ ---------------
TOTAL AUSTRALIA.................................          150,921,879             7.7%
                                                         ------------ ---------------
AUSTRIA -- (0.2%)
   Other Securities.............................            5,184,556             0.3%
                                                         ------------ ---------------
BELGIUM -- (0.7%)
  #Anheuser-Busch InBev NV...................... 101,785    7,336,184             0.4%
   Other Securities.............................            9,256,328             0.4%
                                                         ------------ ---------------
TOTAL BELGIUM...................................           16,592,512             0.8%
                                                         ------------ ---------------
CANADA -- (9.4%)
  #Bank of Montreal............................. 114,316    6,789,411             0.4%
   Bank of Nova Scotia.......................... 182,327   10,114,410             0.5%
   Barrick Gold Corp............................ 166,000    6,714,947             0.3%
  #Royal Bank of Canada......................... 231,780   13,395,070             0.7%
   Suncor Energy, Inc........................... 277,879    9,178,713             0.5%
  #Toronto Dominion Bank........................ 160,784   13,588,962             0.7%
   Other Securities.............................          157,197,706             8.0%
                                                         ------------ ---------------
TOTAL CANADA....................................          216,979,219            11.1%
                                                         ------------ ---------------
DENMARK -- (0.9%)
   Other Securities.............................           21,590,680             1.1%
                                                         ------------ ---------------
FINLAND -- (0.6%)
   Other Securities.............................           15,041,944             0.8%
                                                         ------------ ---------------
FRANCE -- (6.8%)
   BNP Paribas SA............................... 168,361    6,794,936             0.3%
  #LVMH Moet Hennessy Louis Vuitton SA..........  42,051    6,976,066             0.4%
   Sanofi SA.................................... 145,482   11,112,155             0.6%
   Total SA..................................... 221,099   10,613,528             0.5%
   Total SA Sponsored ADR....................... 144,707    6,961,854             0.4%
   Other Securities.............................          113,834,819             5.8%
                                                         ------------ ---------------
TOTAL FRANCE....................................          156,293,358             8.0%
                                                         ------------ ---------------
GERMANY -- (6.2%)
  #BASF SE...................................... 141,010   11,609,762             0.6%
  #Bayer AG.....................................  99,729    7,027,277             0.4%
   Daimler AG................................... 163,887    9,068,099             0.5%
   SAP AG....................................... 102,924    6,825,239             0.3%
   Siemens AG...................................  72,344    6,714,982             0.3%
   Other Securities.............................          101,800,389             5.2%
                                                         ------------ ---------------
TOTAL GERMANY...................................          143,045,748             7.3%
                                                         ------------ ---------------
GREECE -- (0.1%)
   Other Securities.............................            1,196,440             0.1%
                                                         ------------ ---------------
HONG KONG -- (2.2%)
   Other Securities.............................           50,447,891             2.6%
                                                         ------------ ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.............................           $  5,529,947             0.3%
                                                           ------------ ---------------
ISRAEL -- (0.4%)
   Other Securities.............................              9,839,423             0.5%
                                                           ------------ ---------------
ITALY -- (1.6%)
   Other Securities.............................             36,235,246             1.8%
                                                           ------------ ---------------
JAPAN -- (15.9%)
  #Mitsubishi UFJ Financial Group, Inc. ADR..... 1,455,897    6,930,070             0.4%
   Sumitomo Mitsui Financial Group, Inc.........   236,140    7,556,192             0.4%
   Toyota Motor Corp............................   295,300   12,100,735             0.6%
  #Toyota Motor Corp. Sponsored ADR.............    81,534    6,667,851             0.3%
   Other Securities.............................            335,854,691            17.2%
                                                           ------------ ---------------
TOTAL JAPAN.....................................            369,109,539            18.9%
                                                           ------------ ---------------
NETHERLANDS -- (1.9%)
   Unilever NV..................................   266,590    9,131,834             0.5%
   Other Securities.............................             33,969,423             1.7%
                                                           ------------ ---------------
TOTAL NETHERLANDS...............................             43,101,257             2.2%
                                                           ------------ ---------------
NEW ZEALAND -- (0.1%)
   Other Securities.............................              2,124,086             0.1%
                                                           ------------ ---------------
NORWAY -- (0.9%)
   Other Securities.............................             20,705,191             1.1%
                                                           ------------ ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................              3,745,151             0.2%
                                                           ------------ ---------------
SINGAPORE -- (1.4%)
   Other Securities.............................             31,547,557             1.6%
                                                           ------------ ---------------
SPAIN -- (2.0%)
   Other Securities.............................             45,786,247             2.3%
                                                           ------------ ---------------
SWEDEN -- (2.4%)
   Other Securities.............................             56,476,053             2.9%
                                                           ------------ ---------------
SWITZERLAND -- (6.1%)
   Nestle SA....................................   518,109   31,754,526             1.6%
   Novartis AG..................................   245,458   13,553,271             0.7%
   Novartis AG ADR..............................   147,100    8,115,507             0.4%
   Roche Holding AG Genusschein.................   110,635   20,219,714             1.0%
  *UBS AG.......................................   612,736    7,651,964             0.4%
   Other Securities.............................             60,446,363             3.1%
                                                           ------------ ---------------
TOTAL SWITZERLAND...............................            141,741,345             7.2%
                                                           ------------ ---------------
UNITED KINGDOM -- (17.1%)
   Anglo American P.L.C.........................   234,651    9,068,045             0.5%
   BG Group P.L.C...............................   495,973   11,702,594             0.6%
  #BHP Billiton P.L.C. ADR......................   113,263    7,289,607             0.4%
   BP P.L.C. Sponsored ADR......................   517,641   22,470,796             1.1%
   British American Tobacco P.L.C...............   282,921   14,510,905             0.7%
   GlaxoSmithKline P.L.C........................   513,282   11,857,598             0.6%
   GlaxoSmithKline P.L.C. Sponsored AD..........   154,591    7,146,742             0.4%
   HSBC Holdings P.L.C.......................... 1,512,952   13,657,702             0.7%
  #HSBC Holdings P.L.C. Sponsored ADR...........   339,416   15,331,421             0.8%
   Rio Tinto P.L.C..............................   150,148    8,416,525             0.4%
   Royal Dutch Shell P.L.C. ADR.................   267,024   19,588,881             1.0%
   SABmiller P.L.C..............................   159,746    6,713,889             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C.....................   430,925 $   10,534,257             0.5%
   Tesco P.L.C.................................. 1,379,841      7,109,883             0.4%
   Vodafone Group P.L.C......................... 3,189,133      8,827,408             0.5%
   Vodafone Group P.L.C. Sponsored ADR..........   680,782     18,946,163             1.0%
   Xstrata P.L.C................................   353,374      6,786,735             0.3%
   Other Securities.............................              195,960,562            10.0%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................              395,919,713            20.2%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            1,939,154,982            99.1%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................                1,177,119             0.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   53,405             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                1,230,524             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
FRANCE -- (0.0%)
   Other Securities.............................                       15             0.0%
                                                           -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.............................                        3             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        2             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       24             0.0%
                                                           -------------- ---------------


                                                   SHARES/
                                                    FACE
                                                   AMOUNT         VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@DFA Short Term Investment Fund..............  374,000,000    374,000,000  19.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $835,721) to be repurchased at
     $819,339................................... $        819        819,334   0.1%
                                                              -------------- -----
TOTAL SECURITIES LENDING COLLATERAL.............                 374,819,334  19.2%
                                                              -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,173,606,545).........................              $2,315,204,864 118.4%
                                                              ============== =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
   Australia....................... $  9,251,552 $  141,670,327      -- $  150,921,879
   Austria.........................       52,320      5,132,236      --      5,184,556
   Belgium.........................    2,653,908     13,938,604      --     16,592,512
   Canada..........................  216,979,219             --      --    216,979,219
   Denmark.........................    3,900,588     17,690,092      --     21,590,680
   Finland.........................    1,042,310     13,999,634      --     15,041,944
   France..........................   14,168,008    142,125,350      --    156,293,358
   Germany.........................   23,887,029    119,158,719      --    143,045,748
   Greece..........................           --      1,196,440      --      1,196,440
   Hong Kong.......................           --     50,447,891      --     50,447,891
   Ireland.........................    2,019,734      3,510,213      --      5,529,947
   Israel..........................    6,259,251      3,580,172      --      9,839,423
   Italy...........................    5,672,778     30,562,468      --     36,235,246
   Japan...........................   33,945,104    335,164,435      --    369,109,539
   Netherlands.....................    3,291,364     39,809,893      --     43,101,257
   New Zealand.....................           --      2,124,086      --      2,124,086
   Norway..........................    1,282,811     19,422,380      --     20,705,191
   Portugal........................      108,808      3,636,343      --      3,745,151
   Singapore.......................           --     31,547,557      --     31,547,557
   Spain...........................   16,282,483     29,503,764      --     45,786,247
   Sweden..........................      659,580     55,816,473      --     56,476,053
   Switzerland.....................   16,053,216    125,688,129      --    141,741,345
   United Kingdom..................  132,875,152    263,044,561      --    395,919,713
Preferred Stocks
   Germany.........................           --      1,177,119      --      1,177,119
   United Kingdom..................           --         53,405      --         53,405
Rights/Warrants
   Belgium.........................           --              4      --              4
   France..........................           --             15      --             15
   Norway..........................           --              3      --              3
   Spain...........................           --              2      --              2
Securities Lending Collateral......           --    374,819,334      --    374,819,334
                                    ------------ -------------- ------- --------------
TOTAL.............................. $490,385,215 $1,824,819,649      -- $2,315,204,864
                                    ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------- ------------ ---------------
COMMON STOCKS -- (84.8%)
AUSTRALIA -- (6.0%)
   Australia & New Zealand Banking Group, Ltd..... 803,552 $ 19,906,589             0.3%
  #Commonwealth Bank of Australia NL.............. 291,226   15,709,586             0.3%
  #National Australia Bank, Ltd................... 935,297   24,447,996             0.4%
   Wesfarmers, Ltd................................ 435,744   13,683,153             0.2%
   Westpac Banking Corp........................... 652,008   15,365,350             0.3%
   Other Securities...............................          324,853,928             5.5%
                                                           ------------ ---------------
TOTAL AUSTRALIA...................................          413,966,602             7.0%
                                                           ------------ ---------------
AUSTRIA -- (0.4%)
   Other Securities...............................           28,142,378             0.5%
                                                           ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities...............................           59,136,219             1.0%
                                                           ------------ ---------------
CANADA -- (9.6%)
  #Bank of Montreal............................... 266,573   15,832,199             0.3%
  #Bank of Nova Scotia............................ 264,875   14,693,678             0.2%
   Canadian National Resources, Ltd............... 378,150   13,137,731             0.2%
  #Royal Bank of Canada........................... 326,040   18,842,561             0.3%
   Suncor Energy, Inc............................. 654,429   21,616,661             0.4%
  #Toronto Dominion Bank.......................... 350,772   29,646,155             0.5%
   Other Securities...............................          550,244,622             9.3%
                                                           ------------ ---------------
TOTAL CANADA......................................          664,013,607            11.2%
                                                           ------------ ---------------
CHINA -- (0.0%)
   Other Securities...............................              177,538             0.0%
                                                           ------------ ---------------
DENMARK -- (0.8%)
   Other Securities...............................           56,390,298             0.9%
                                                           ------------ ---------------
FINLAND -- (1.3%)
   Other Securities...............................           86,625,407             1.5%
                                                           ------------ ---------------
FRANCE -- (5.9%)
   BNP Paribas SA................................. 412,437   16,645,677             0.3%
   GDF Suez SA.................................... 531,910   12,246,800             0.2%
   Sanofi SA ADR.................................. 562,231   21,465,980             0.4%
  #Total SA Sponsored ADR......................... 497,184   23,919,522             0.4%
   Other Securities...............................          332,549,935             5.6%
                                                           ------------ ---------------
TOTAL FRANCE......................................          406,827,914             6.9%
                                                           ------------ ---------------
GERMANY -- (5.3%)
   Bayerische Motoren Werke AG.................... 146,243   13,909,458             0.2%
   Daimler AG..................................... 406,057   22,467,707             0.4%
   Deutsche Bank AG............................... 331,650   14,397,919             0.3%
  #E.ON AG........................................ 592,057   13,405,193             0.2%
  #Munchener Rueckversicherungs-Gesellschaft AG...  84,700   12,302,677             0.2%
   Siemens AG Sponsored ADR....................... 133,713   12,417,926             0.2%
   Other Securities...............................          274,964,716             4.6%
                                                           ------------ ---------------
TOTAL GERMANY.....................................          363,865,596             6.1%
                                                           ------------ ---------------
GREECE -- (0.3%)
   Other Securities...............................           19,023,158             0.3%
                                                           ------------ ---------------
HONG KONG -- (2.1%)
   Other Securities...............................          143,741,558             2.4%
                                                           ------------ ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
IRELAND -- (0.5%)
   Other Securities.............................           $   35,090,814             0.6%
                                                           -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................               39,191,586             0.7%
                                                           -------------- ---------------
ITALY -- (1.8%)
   Other Securities.............................              126,012,335             2.1%
                                                           -------------- ---------------
JAPAN -- (17.3%)
   Honda Motor Co., Ltd. Sponsored ADR..........   407,432     14,683,849             0.2%
   Mitsubishi UFJ Financial Group, Inc.......... 3,578,700     17,183,174             0.3%
   Mizuho Financial Group, Inc.................. 9,729,760     15,339,037             0.3%
   Sumitomo Mitsui Financial Group, Inc.........   572,770     18,327,942             0.3%
  #Toyota Motor Corp. Sponsored ADR.............   346,941     28,372,835             0.5%
   Other Securities.............................            1,097,539,198            18.5%
                                                           -------------- ---------------
TOTAL JAPAN.....................................            1,191,446,035            20.1%
                                                           -------------- ---------------
NETHERLANDS -- (2.1%)
   Other Securities.............................              145,890,264             2.5%
                                                           -------------- ---------------
NEW ZEALAND -- (0.2%)
   Other Securities.............................               15,676,378             0.3%
                                                           -------------- ---------------
NORWAY -- (1.0%)
   Other Securities.............................               71,534,822             1.2%
                                                           -------------- ---------------
PORTUGAL -- (0.3%)
   Other Securities.............................               19,341,371             0.3%
                                                           -------------- ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................              102,478,966             1.7%
                                                           -------------- ---------------
SPAIN -- (1.7%)
   Banco Santander SA Sponsored ADR............. 2,229,277     14,111,323             0.2%
   Other Securities.............................              106,176,410             1.8%
                                                           -------------- ---------------
TOTAL SPAIN.....................................              120,287,733             2.0%
                                                           -------------- ---------------
SWEDEN -- (2.7%)
   Other Securities.............................              185,291,511             3.1%
                                                           -------------- ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................   194,314     12,119,793             0.2%
   Nestle SA....................................   587,284     35,994,212             0.6%
   Novartis AG ADR..............................   627,200     34,602,624             0.6%
   Roche Holding AG Genusschein.................    82,873     15,145,916             0.3%
  *Swiss Re, Ltd................................   260,756     16,373,671             0.3%
  *UBS AG....................................... 1,371,785     17,131,114             0.3%
   Zurich Insurance Group AG....................    94,275     23,097,651             0.4%
   Other Securities.............................              204,468,901             3.4%
                                                           -------------- ---------------
TOTAL SWITZERLAND...............................              358,933,882             6.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (17.3%)
   Anglo American P.L.C.........................   573,863     22,176,831             0.4%
  #AstraZeneca P.L.C. Sponsored ADR.............   314,863     13,822,486             0.2%
  #Barclays P.L.C. Sponsored ADR................ 1,247,292     17,761,438             0.3%
   BG Group P.L.C...............................   694,696     16,391,507             0.3%
   BP P.L.C. Sponsored ADR...................... 1,352,289     58,702,866             1.0%
  #HSBC Holdings P.L.C. Sponsored ADR........... 1,541,503     69,629,691             1.2%
   Imperial Tobacco Group P.L.C.................   308,273     12,327,992             0.2%
   Prudential P.L.C. ADR........................   637,394     15,622,527             0.3%
  #Rio Tinto P.L.C. Sponsored ADR...............   289,758     16,246,731             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C...................   906,583 $   12,121,422             0.2%
  #Royal Dutch Shell P.L.C. ADR................. 1,317,840     96,676,742             1.6%
   SABmiller P.L.C..............................   323,061     13,577,779             0.2%
   Standard Chartered P.L.C..................... 1,032,766     25,246,672             0.4%
   Tesco P.L.C.................................. 2,348,104     12,099,035             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 2,064,129     57,444,710             1.0%
   Xstrata P.L.C................................   827,448     15,891,577             0.3%
   Other Securities.............................              718,627,706            12.1%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................            1,194,367,712            20.2%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                   13,450             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            5,847,467,134            98.7%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................                3,406,846             0.1%
                                                           -------------- ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                   46,938             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                  155,957             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                3,609,741             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                    7,080             0.0%
                                                           -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                    1,596             0.0%
                                                           -------------- ---------------
CANADA -- (0.0%)
   Other Securities.............................                      586             0.0%
                                                           -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                   21,901             0.0%
                                                           -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                   13,950             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                   62,101             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
SWITZERLAND -- (0.0%)
   Other Securities.............................                      196             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   21,796             0.0%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                  129,210             0.0%
                                                           -------------- ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES/
                                                     FACE                        PERCENTAGE
                                                    AMOUNT          VALUE+     OF NET ASSETS**
                                                 -------------- -------------- ---------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund..............  1,041,000,000 $1,041,000,000            17.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $378,065) to be repurchased at
     $370,654................................... $          371        370,652             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,041,370,652            17.6%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
  (Cost $7,199,779,163).........................                $6,892,576,737           116.4%
                                                                ============== ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                                   -------------- -------------- --------- --------------
Common Stocks
   Australia...................................... $   22,070,516 $  391,896,086        -- $  413,966,602
   Austria........................................         91,560     28,050,818        --     28,142,378
   Belgium........................................      9,413,744     49,722,475        --     59,136,219
   Canada.........................................    663,423,530        590,077        --    664,013,607
   China..........................................             --        177,538        --        177,538
   Denmark........................................      3,345,848     53,044,450        --     56,390,298
   Finland........................................      2,759,357     83,866,050        --     86,625,407
   France.........................................     70,185,708    336,642,206        --    406,827,914
   Germany........................................     53,932,445    309,933,151        --    363,865,596
   Greece.........................................      1,635,193     17,387,965        --     19,023,158
   Hong Kong......................................        266,290    143,475,268        --    143,741,558
   Ireland........................................      9,630,127     25,460,687        --     35,090,814
   Israel.........................................     14,543,918     24,647,668        --     39,191,586
   Italy..........................................     14,487,941    111,524,394        --    126,012,335
   Japan..........................................     87,002,574  1,104,443,461        --  1,191,446,035
   Netherlands....................................     25,371,081    120,519,183        --    145,890,264
   New Zealand....................................        711,879     14,964,499        --     15,676,378
   Norway.........................................      9,051,641     62,483,181        --     71,534,822
   Portugal.......................................        205,473     19,135,898        --     19,341,371
   Singapore......................................             --    102,478,966        --    102,478,966
   Spain..........................................     28,621,650     91,666,083        --    120,287,733
   Sweden.........................................      7,466,084    177,825,427        --    185,291,511
   Switzerland....................................     61,561,055    297,372,827        --    358,933,882
   United Kingdom.................................    427,586,753    766,780,959        --  1,194,367,712
   United States..................................         13,450             --        --         13,450
Preferred Stocks
   Germany........................................             --      3,406,846        --      3,406,846
   Sweden.........................................             --         46,938        --         46,938
   United Kingdom.................................             --        155,957        --        155,957
Rights/Warrants
   Australia......................................             --          7,080        --          7,080
   Belgium........................................             --          1,596        --          1,596
   Canada.........................................             --            586        --            586
   Denmark........................................             --         21,901        --         21,901
   Germany........................................             --             --        --             --
   Hong Kong......................................             --         13,950        --         13,950
   Singapore......................................             --         62,101        --         62,101
   Spain..........................................             --              4        --              4
   Switzerland....................................             --            196        --            196
   United Kingdom.................................             --         21,796        --         21,796
   United States..................................             --             --        --             --
Securities Lending Collateral.....................             --  1,041,370,652        --  1,041,370,652
                                                   -------------- --------------    ------ --------------
TOTAL............................................. $1,513,377,817 $5,379,198,920        -- $6,892,576,737
                                                   ============== ==============    ====== ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company.... $1,987,831,116
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.......  1,402,660,503
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.  1,295,919,946
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company...    770,233,996
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.......    740,073,888
                                                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,009,154,841)................................................................  6,196,719,449
                                                                                           --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $6,009,154,841)................................................................ $6,196,719,449
                                                                                           ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,196,719,449      --      -- $6,196,719,449
                                  --------------  ------    ---- --------------
TOTAL............................ $6,196,719,449      --      -- $6,196,719,449
                                  ==============  ======    ==== ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                                        VALUE+
                                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $322,208,865
                                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $364,847,808)............................................................ $322,208,865
                                                                                     ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            VALUE+
                                                                                         ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $202,844,062
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $192,687,771)................................................................ $202,844,062
                                                                                         ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                                             VALUE+
                                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $30,296,364
                                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,966,792)................................................................... $30,296,364
                                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company. $120,533,638
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $122,331,854)............................................................... $120,533,638
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (23.4%)
   CFS Retail Property Trust....................  9,691,577 $ 19,385,742             1.6%
  #Commonwealth Property Office Fund............ 12,028,614   13,019,738             1.0%
   Dexus Property Group......................... 24,257,926   23,535,617             1.9%
   Goodman Group................................  7,484,209   27,981,964             2.3%
   GPT Group....................................  8,754,543   29,804,772             2.4%
  *Investa Office Fund..........................  3,187,223    9,046,851             0.7%
   Stockland Trust Group........................ 11,843,453   38,046,283             3.1%
   Westfield Group.............................. 10,248,851   97,992,835             7.9%
   Westfield Retail Trust....................... 14,561,346   41,091,035             3.3%
   Other Securities.............................              26,107,677             2.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             326,012,514            26.3%
                                                            ------------ ---------------
BELGIUM -- (1.4%)
  #Cofinimmo SA.................................     71,308    8,608,223             0.7%
   Other Securities.............................              11,157,941             0.9%
                                                            ------------ ---------------
TOTAL BELGIUM...................................              19,766,164             1.6%
                                                            ------------ ---------------
CANADA -- (6.9%)
   Boardwalk REIT...............................    109,825    6,538,248             0.5%
  #Calloway REIT................................    248,954    6,925,400             0.5%
  #Canadian REIT................................    159,293    6,238,848             0.5%
  #Chartwell Seniors Housing REIT...............    660,637    6,232,866             0.5%
   H&R REIT.....................................    633,619   15,650,457             1.3%
  #RioCan REIT..................................    640,255   17,590,242             1.4%
   Other Securities.............................              36,741,968             3.0%
                                                            ------------ ---------------
TOTAL CANADA....................................              95,918,029             7.7%
                                                            ------------ ---------------
CHINA -- (0.1%)
   Other Securities.............................               1,779,568             0.1%
                                                            ------------ ---------------
FRANCE -- (10.9%)
  #Fonciere des Regions SA......................    149,345   11,571,718             0.9%
  #Gecina SA....................................    118,125   10,957,894             0.9%
   ICADE SA.....................................    120,742   10,186,547             0.8%
   Klepierre SA.................................    565,039   17,912,894             1.4%
   Societe Immobiliere de Location pour
     l'Industrie et le Commerce SA..............     59,608    6,288,694             0.5%
  #Unibail-Rodamco SE...........................    463,432   86,716,122             7.0%
   Other Securities.............................               8,019,892             0.7%
                                                            ------------ ---------------
TOTAL FRANCE....................................             151,653,761            12.2%
                                                            ------------ ---------------
GERMANY -- (0.3%)
   Other Securities.............................               3,804,510             0.3%
                                                            ------------ ---------------
GREECE -- (0.0%)
   Other Securities.............................                 294,607             0.0%
                                                            ------------ ---------------
HONG KONG -- (4.1%)
   Link REIT (The).............................. 11,426,105   47,390,038             3.8%
   Other Securities.............................               9,597,501             0.8%
                                                            ------------ ---------------
TOTAL HONG KONG.................................              56,987,539             4.6%
                                                            ------------ ---------------
ISRAEL -- (0.0%)
   Other Securities.............................                 629,250             0.1%
                                                            ------------ ---------------
ITALY -- (0.2%)
   Other Securities.............................               3,020,168             0.2%
                                                            ------------ ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
JAPAN -- (14.1%)
   Advance Residence Investment Corp............      5,402 $   10,443,511             0.9%
   Frontier Real Estate Investment Corp.........        859      7,269,379             0.6%
   Japan Logistics Fund, Inc....................        709      6,220,453             0.5%
   Japan Prime Realty Investment Corp...........      3,333      9,571,734             0.8%
   Japan Real Estate Investment Corp............      2,684     23,777,170             1.9%
   Japan Retail Fund Investment Corp............      9,347     14,903,137             1.2%
   MORI TRUST Sogo REIT, Inc....................        834      7,374,361             0.6%
   Nippon Building Fund, Inc....................      3,044     28,924,593             2.3%
   Nomura Real Estate Office Fund, Inc..........      1,351      7,844,021             0.6%
   ORIX JREIT, Inc..............................      1,360      6,047,163             0.5%
   United Urban Investment Corp.................     10,327     12,167,793             1.0%
   Other Securities.............................                61,823,787             5.0%
                                                            -------------- ---------------
TOTAL JAPAN.....................................               196,367,102            15.9%
                                                            -------------- ---------------
MALAYSIA -- (0.1%)
   Other Securities.............................                 2,013,627             0.2%
                                                            -------------- ---------------
NETHERLANDS -- (2.7%)
  #Corio NV.....................................    324,182     14,522,431             1.2%
   Eurocommercial Properties NV.................    203,901      7,153,453             0.6%
  #Wereldhave NV................................    113,863      8,012,615             0.6%
   Other Securities.............................                 7,846,795             0.6%
                                                            -------------- ---------------
TOTAL NETHERLANDS...............................                37,535,294             3.0%
                                                            -------------- ---------------
NEW ZEALAND -- (0.7%)
   Other Securities.............................                 9,331,501             0.8%
                                                            -------------- ---------------
SINGAPORE -- (6.8%)
   Ascendas REIT................................  8,946,000     15,007,653             1.2%
   CapitaCommercial Trust....................... 10,019,000     10,419,954             0.8%
   CapitaMall Trust............................. 11,163,300     16,207,559             1.3%
   CDL Hospitality Trusts.......................  3,850,000      5,872,011             0.5%
   Suntec REIT.................................. 10,137,000     10,697,822             0.9%
   Other Securities.............................                36,752,643             3.0%
                                                            -------------- ---------------
TOTAL SINGAPORE.................................                94,957,642             7.7%
                                                            -------------- ---------------
SOUTH AFRICA -- (1.4%)
   Other Securities.............................                19,870,564             1.6%
                                                            -------------- ---------------
TAIWAN -- (0.6%)
   Other Securities.............................                 8,095,303             0.7%
                                                            -------------- ---------------
TURKEY -- (0.6%)
   Other Securities.............................                 8,557,351             0.7%
                                                            -------------- ---------------
UNITED KINGDOM -- (12.8%)
   British Land Co. P.L.C.......................  4,251,774     33,776,465             2.7%
   Capital Shopping Centres Group P.L.C.........  2,824,346     14,901,138             1.2%
   Derwent London P.L.C.........................    463,201     13,097,653             1.1%
   Great Portland Estates P.L.C.................  1,581,009      9,240,995             0.7%
   Hammerson P.L.C..............................  3,630,503     24,612,364             2.0%
   Land Securities Group P.L.C..................  3,988,053     47,096,234             3.8%
   Segro P.L.C..................................  3,742,802     13,431,660             1.1%
   Shaftesbury P.L.C............................  1,159,169      9,623,414             0.8%
   Other Securities.............................                12,581,546             1.0%
                                                            -------------- ---------------
TOTAL UNITED KINGDOM............................               178,361,469            14.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,214,955,963            98.1%
                                                            -------------- ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES        VALUE++     OF NET ASSETS**
                                                 ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities.............................              $           --             0.0%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT        VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..............  180,000,000    180,000,000            14.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $495,493) to be repurchased at
     $485,780................................... $        486        485,777             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 180,485,777            14.5%
                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,374,453,565).........................              $1,395,441,740           112.6%
                                                              ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia..................          -- $  326,012,514     --  $  326,012,514
   Belgium....................          --     19,766,164     --      19,766,164
   Canada..................... $95,918,029             --     --      95,918,029
   China......................          --      1,779,568     --       1,779,568
   France.....................          --    151,653,761     --     151,653,761
   Germany....................          --      3,804,510     --       3,804,510
   Greece.....................          --        294,607     --         294,607
   Hong Kong..................          --     56,987,539     --      56,987,539
   Israel.....................          --        629,250     --         629,250
   Italy......................          --      3,020,168     --       3,020,168
   Japan......................          --    196,367,102     --     196,367,102
   Malaysia...................          --      2,013,627     --       2,013,627
   Netherlands................          --     37,535,294     --      37,535,294
   New Zealand................          --      9,331,501     --       9,331,501
   Singapore..................          --     94,957,642     --      94,957,642
   South Africa...............          --     19,870,564     --      19,870,564
   Taiwan.....................          --      8,095,303     --       8,095,303
   Turkey.....................          --      8,557,351     --       8,557,351
   United Kingdom.............          --    178,361,469     --     178,361,469
Rights/Warrants
   Netherlands................          --             --     --              --
Securities Lending Collateral.          --    180,485,777     --     180,485,777
                               ----------- -------------- ------  --------------
TOTAL......................... $95,918,029 $1,299,523,711     --  $1,395,441,740
                               =========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc........................... 26,423,928 $  694,156,589
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 86,577,486    432,887,430
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $868,353,338)....................................             1,127,044,019
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $2,144,261)......................................  2,144,261      2,144,261
                                                                        --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $870,497,599)....................................            $1,129,188,280
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $1,127,044,019      --      -- $1,127,044,019
Temporary Cash Investments..............      2,144,261      --      --      2,144,261
                                         -------------- ------- ------- --------------
TOTAL................................... $1,129,188,280      --      -- $1,129,188,280
                                         ============== ======= ======= ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRALIA -- (5.9%)
  #Beach Energy, Ltd............................ 23,748,219 $ 34,412,826             0.4%
   Goodman Fielder, Ltd......................... 37,803,693   25,854,769             0.3%
   GrainCorp, Ltd...............................  2,965,452   28,392,122             0.3%
   Primary Health Care, Ltd..................... 10,019,264   29,426,570             0.4%
   Other Securities.............................             416,165,166             5.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             534,251,453             6.5%
                                                            ------------ ---------------
AUSTRIA -- (0.8%)
  #Wienerberger AG..............................  2,509,358   29,320,060             0.3%
   Other Securities.............................              38,784,528             0.5%
                                                            ------------ ---------------
TOTAL AUSTRIA...................................              68,104,588             0.8%
                                                            ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities.............................              79,168,575             1.0%
                                                            ------------ ---------------
CANADA -- (10.3%)
  *Canfor Corp..................................  2,740,809   30,020,300             0.4%
  *Celestica, Inc...............................  4,577,603   41,010,059             0.5%
   Groupe Aeroplan, Inc.........................  3,335,633   42,883,575             0.5%
   HudBay Minerals, Inc.........................  3,722,539   39,190,571             0.5%
   Laurentian Bank of Canada....................    707,853   31,550,101             0.4%
  *Petrobank Energy & Resources, Ltd............  2,233,989   32,022,356             0.4%
   RONA, Inc....................................  3,110,210   33,373,717             0.4%
   Sherritt International Corp..................  6,804,683   38,919,329             0.5%
  #West Fraser Timber Co., Ltd..................    758,023   33,325,848             0.4%
   Other Securities.............................             612,213,007             7.5%
                                                            ------------ ---------------
TOTAL CANADA....................................             934,508,863            11.5%
                                                            ------------ ---------------
CHINA -- (0.0%)
   Other Securities.............................                 157,853             0.0%
                                                            ------------ ---------------
DENMARK -- (0.6%)
   Other Securities.............................              56,966,289             0.7%
                                                            ------------ ---------------
FINLAND -- (2.4%)
  #Huhtamaki Oyj................................  1,928,287   30,602,569             0.4%
  #*Outokumpu Oyj............................... 24,037,488   39,106,313             0.5%
  #Pohjola Bank P.L.C. Series A.................  3,275,771   35,253,899             0.4%
   Other Securities.............................             112,952,434             1.4%
                                                            ------------ ---------------
TOTAL FINLAND...................................             217,915,215             2.7%
                                                            ------------ ---------------
FRANCE -- (3.4%)
   Arkema SA....................................    368,577   32,688,683             0.4%
   Havas SA.....................................  6,856,139   38,806,544             0.5%
   Nexans SA....................................    580,149   29,076,437             0.4%
   Other Securities.............................             208,376,584             2.5%
                                                            ------------ ---------------
TOTAL FRANCE....................................             308,948,248             3.8%
                                                            ------------ ---------------
GERMANY -- (4.7%)
   Aurubis AG...................................  1,045,010   58,162,017             0.7%
   Bilfinger Berger SE..........................    692,750   63,380,996             0.8%
   Kloeckner & Co. SE...........................  2,394,335   32,587,274             0.4%
   Other Securities.............................             273,785,538             3.3%
                                                            ------------ ---------------
TOTAL GERMANY...................................             427,915,825             5.2%
                                                            ------------ ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
GREECE -- (0.3%)
   Other Securities.............................            $   25,516,734             0.3%
                                                            -------------- ---------------
HONG KONG -- (2.0%)
   Other Securities.............................               177,621,688             2.2%
                                                            -------------- ---------------
IRELAND -- (0.3%)
   Other Securities.............................                23,790,746             0.3%
                                                            -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................                58,495,228             0.7%
                                                            -------------- ---------------
ITALY -- (2.2%)
  #Banca Popolare di Milano Scarl............... 66,155,704     32,571,828             0.4%
   Other Securities.............................               167,636,909             2.1%
                                                            -------------- ---------------
TOTAL ITALY.....................................               200,208,737             2.5%
                                                            -------------- ---------------
JAPAN -- (22.9%)
   Aoyama Trading Co., Ltd......................  1,338,399     27,613,514             0.4%
   Other Securities.............................             2,050,175,684            25.1%
                                                            -------------- ---------------
TOTAL JAPAN.....................................             2,077,789,198            25.5%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
NETHERLANDS -- (1.4%)
   Other Securities.............................               126,213,592             1.5%
                                                            -------------- ---------------
NEW ZEALAND -- (0.4%)
   Other Securities.............................                36,622,800             0.5%
                                                            -------------- ---------------
NORWAY -- (1.1%)
   Other Securities.............................               102,112,119             1.3%
                                                            -------------- ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................                17,486,839             0.2%
                                                            -------------- ---------------
SINGAPORE -- (1.3%)
   Other Securities.............................               116,790,255             1.4%
                                                            -------------- ---------------
SPAIN -- (1.2%)
   Other Securities.............................               111,302,764             1.4%
                                                            -------------- ---------------
SWEDEN -- (3.1%)
  #Holmen AB Series B...........................  1,273,311     33,821,382             0.4%
  #Trelleborg AB Series B.......................  6,786,568     77,816,853             1.0%
   Other Securities.............................               167,025,501             2.0%
                                                            -------------- ---------------
TOTAL SWEDEN....................................               278,663,736             3.4%
                                                            -------------- ---------------
SWITZERLAND -- (4.2%)
  *Clariant AG..................................  3,169,797     40,355,292             0.5%
   Helvetia Holding AG..........................    115,700     41,498,975             0.5%
   Other Securities.............................               297,012,159             3.6%
                                                            -------------- ---------------
TOTAL SWITZERLAND...............................               378,866,426             4.6%
                                                            -------------- ---------------
UNITED KINGDOM -- (18.5%)
   Amlin P.L.C.................................. 10,862,369     58,177,283             0.7%
   Ashtead Group P.L.C.......................... 12,335,561     49,462,360             0.6%
  *Barratt Developments P.L.C................... 21,303,926     46,238,674             0.6%
   Beazley P.L.C................................ 12,306,390     28,328,525             0.3%
   Bellway P.L.C................................  3,448,205     44,061,764             0.5%
   Bodycote P.L.C...............................  5,302,073     36,617,802             0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                    SHARES         VALUE++     OF NET ASSETS**
                                                 -------------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Bovis Homes Group P.L.C......................      3,849,825 $   28,887,236             0.4%
   Catlin Group, Ltd............................      8,969,846     61,454,052             0.8%
   Cookson Group P.L.C..........................      5,906,182     69,575,227             0.9%
   DS Smith P.L.C...............................     17,847,031     48,615,592             0.6%
   easyJet P.L.C................................      3,830,175     30,837,399             0.4%
   Greene King P.L.C............................      4,908,532     40,675,830             0.5%
   Hiscox, Ltd..................................     10,648,017     68,865,861             0.8%
   Inchcape P.L.C...............................      8,233,803     48,917,752             0.6%
   Logica P.L.C.................................     28,942,748     36,624,014             0.4%
   Meggitt P.L.C................................      7,033,226     46,639,872             0.6%
   Millennium & Copthorne Hotels P.L.C..........      4,813,561     37,961,009             0.5%
   Mondi P.L.C..................................      7,958,099     73,997,842             0.9%
   Persimmon P.L.C..............................      7,337,098     74,832,923             0.9%
  *Taylor Wimpey P.L.C..........................     69,658,557     56,816,421             0.7%
   Travis Perkins P.L.C.........................      5,109,001     87,163,637             1.1%
   Other Securities.............................                   596,969,019             7.3%
                                                                -------------- ---------------
TOTAL UNITED KINGDOM............................                 1,671,720,094            20.5%
                                                                -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                        10,350             0.0%
                                                                -------------- ---------------
TOTAL COMMON STOCKS.............................                 8,031,148,215            98.5%
                                                                -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                         8,636             0.0%
                                                                -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                        12,215             0.0%
                                                                -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                       127,213             0.0%
                                                                -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                        93,981             0.0%
                                                                -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       242,045             0.0%
                                                                -------------- ---------------
                                                    SHARES/
                                                     FACE
                                                    AMOUNT         VALUE+
                                                 -------------- --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@DFA Short Term Investment Fund..............  1,022,000,000  1,022,000,000            12.5%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $510,716) to be repurchased at $500,705... $          501        500,702             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,022,500,702            12.5%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,721,383,550).........................                $9,053,890,962           111.0%
                                                                ============== ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  534,251,453      -- $  534,251,453
   Austria....................           --     68,104,588      --     68,104,588
   Belgium....................           --     79,168,575      --     79,168,575
   Canada..................... $930,771,950      3,736,913      --    934,508,863
   China......................           --        157,853      --        157,853
   Denmark....................           --     56,966,289      --     56,966,289
   Finland....................           --    217,915,215      --    217,915,215
   France.....................           --    308,948,248      --    308,948,248
   Germany....................           --    427,915,825      --    427,915,825
   Greece.....................      347,581     25,169,153      --     25,516,734
   Hong Kong..................           --    177,621,688      --    177,621,688
   Ireland....................           --     23,790,746      --     23,790,746
   Israel.....................           --     58,495,228      --     58,495,228
   Italy......................           --    200,208,737      --    200,208,737
   Japan......................           --  2,077,789,198      --  2,077,789,198
   Malaysia...................           --             --      --             --
   Netherlands................           --    126,213,592      --    126,213,592
   New Zealand................           --     36,622,800      --     36,622,800
   Norway.....................           --    102,112,119      --    102,112,119
   Portugal...................           --     17,486,839      --     17,486,839
   Singapore..................           --    116,790,255      --    116,790,255
   Spain......................           --    111,302,764      --    111,302,764
   Sweden.....................           --    278,663,736      --    278,663,736
   Switzerland................           --    378,866,426      --    378,866,426
   United Kingdom.............           --  1,671,720,094      --  1,671,720,094
   United States..............       10,350             --      --         10,350
Rights/Warrants
   Australia..................           --          8,636      --          8,636
   Belgium....................           --         12,215      --         12,215
   Denmark....................           --        127,213      --        127,213
   Germany....................           --             --      --             --
   Hong Kong..................           --         93,981      --         93,981
   United Kingdom.............           --             --      --             --
Securities Lending Collateral.           --  1,022,500,702      --  1,022,500,702
                               ------------ -------------- ------- --------------
TOTAL......................... $931,129,881 $8,122,761,081      -- $9,053,890,962
                               ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (6.1%)
   Macquarie Group, Ltd.........................  29,586 $   891,736             0.2%
   National Australia Bank, Ltd.................  74,261   1,941,130             0.4%
   Origin Energy, Ltd...........................  66,269     910,465             0.2%
   Suncorp Group, Ltd........................... 115,486     973,816             0.2%
   Other Securities.............................          31,766,741             5.9%
                                                         ----------- ---------------
TOTAL AUSTRALIA.................................          36,483,888             6.9%
                                                         ----------- ---------------
AUSTRIA -- (0.5%)
   Other Securities.............................           2,908,509             0.5%
                                                         ----------- ---------------
BELGIUM -- (1.0%)
   Other Securities.............................           5,885,384             1.1%
                                                         ----------- ---------------
CANADA -- (9.9%)
  #Bank of Montreal.............................  15,400     914,631             0.2%
   Magna International, Inc.....................  20,960     918,518             0.2%
  #Sun Life Financial, Inc......................  35,778     877,201             0.2%
   Suncor Energy, Inc...........................  36,072   1,191,506             0.2%
   Toronto Dominion Bank........................  21,129   1,785,757             0.3%
   Viterra, Inc.................................  59,388     956,484             0.2%
   Other Securities.............................          52,843,458             9.9%
                                                         ----------- ---------------
TOTAL CANADA....................................          59,487,555            11.2%
                                                         ----------- ---------------
CHINA -- (0.0%)
   Other Securities.............................              33,507             0.0%
                                                         ----------- ---------------
DENMARK -- (1.0%)
   Other Securities.............................           5,952,213             1.1%
                                                         ----------- ---------------
FINLAND -- (1.5%)
 #*Nokia Oyj.................................... 301,254   1,091,051             0.2%
   Other Securities.............................           8,099,033             1.5%
                                                         ----------- ---------------
TOTAL FINLAND...................................           9,190,084             1.7%
                                                         ----------- ---------------
FRANCE -- (5.2%)
   Cie Generale des Etablissements Michelin SA
     Series B...................................  14,416   1,077,344             0.2%
   Sanofi SA....................................  20,001   1,527,709             0.3%
   Societe Generale SA..........................  39,711     940,126             0.2%
   Vivendi SA...................................  51,678     955,862             0.2%
   Other Securities.............................          26,933,300             5.0%
                                                         ----------- ---------------
TOTAL FRANCE....................................          31,434,341             5.9%
                                                         ----------- ---------------
GERMANY -- (5.0%)
   Allianz SE...................................  10,175   1,134,931             0.2%
   Daimler AG...................................  23,045   1,275,112             0.3%
   Deutsche Bank AG.............................  29,192   1,266,641             0.2%
  #E.ON AG......................................  43,404     982,742             0.2%
  *RWE AG.......................................  21,427     921,080             0.2%
   Other Securities.............................          24,145,749             4.5%
                                                         ----------- ---------------
TOTAL GERMANY...................................          29,726,255             5.6%
                                                         ----------- ---------------
GREECE -- (0.4%)
   Other Securities.............................           2,459,594             0.5%
                                                         ----------- ---------------
HONG KONG -- (2.2%)
   Other Securities.............................          13,316,953             2.5%
                                                         ----------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
IRELAND -- (0.7%)
   CRH P.L.C. Sponsored ADR.....................  47,203 $    959,637             0.2%
   Other Securities.............................            3,554,223             0.6%
                                                         ------------ ---------------
TOTAL IRELAND...................................            4,513,860             0.8%
                                                         ------------ ---------------
ISRAEL -- (0.5%)
   Other Securities.............................            3,031,018             0.6%
                                                         ------------ ---------------
ITALY -- (2.0%)
   Other Securities.............................           12,279,906             2.3%
                                                         ------------ ---------------
JAPAN -- (19.6%)
   Mitsubishi UFJ Financial Group, Inc.......... 282,300    1,355,467             0.2%
   Mizuho Financial Group, Inc.................. 577,660      910,685             0.2%
   Sumitomo Mitsui Financial Group, Inc.........  33,941    1,086,071             0.2%
  #Toyota Motor Corp. Sponsored ADR.............  11,600      948,648             0.2%
   Other Securities.............................          112,896,551            21.2%
                                                         ------------ ---------------
TOTAL JAPAN.....................................          117,197,422            22.0%
                                                         ------------ ---------------
NETHERLANDS -- (2.0%)
   Akzo Nobel NV................................  23,201    1,244,284             0.2%
   Other Securities.............................           10,653,530             2.0%
                                                         ------------ ---------------
TOTAL NETHERLANDS...............................           11,897,814             2.2%
                                                         ------------ ---------------
NEW ZEALAND -- (0.3%)
   Other Securities.............................            1,609,911             0.3%
                                                         ------------ ---------------
NORWAY -- (1.2%)
   Other Securities.............................            7,183,387             1.4%
                                                         ------------ ---------------
PORTUGAL -- (0.4%)
   Other Securities.............................            2,138,515             0.4%
                                                         ------------ ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................            8,756,837             1.6%
                                                         ------------ ---------------
SPAIN -- (1.5%)
   Banco Santander SA........................... 191,020    1,199,340             0.2%
   Other Securities.............................            7,628,479             1.5%
                                                         ------------ ---------------
TOTAL SPAIN.....................................            8,827,819             1.7%
                                                         ------------ ---------------
SWEDEN -- (2.8%)
   Other Securities.............................           17,035,000             3.2%
                                                         ------------ ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................  24,022    1,498,305             0.3%
   Nestle SA....................................  29,483    1,806,992             0.3%
   Novartis AG ADR..............................  25,578    1,411,138             0.3%
  *Swiss Re, Ltd................................  31,448    1,974,717             0.4%
   Zurich Insurance Group AG....................   7,485    1,833,847             0.3%
   Other Securities.............................           22,428,837             4.2%
                                                         ------------ ---------------
TOTAL SWITZERLAND...............................           30,953,836             5.8%
                                                         ------------ ---------------
UNITED KINGDOM -- (17.6%)
   Anglo American P.L.C.........................  48,414    1,870,950             0.3%
   Aviva P.L.C.................................. 194,827      975,108             0.2%
   BP P.L.C. Sponsored ADR......................  80,492    3,494,158             0.6%
   HSBC Holdings P.L.C. Sponsored ADR...........  92,259    4,167,339             0.8%
   International Power P.L.C.................... 155,255    1,050,217             0.2%
   Kingfisher P.L.C............................. 232,192    1,095,009             0.2%
   Legal & General Group P.L.C.................. 594,171    1,134,514             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
   Old Mutual P.L.C............................. 440,180 $  1,059,327             0.2%
   Resolution, Ltd.............................. 241,340      876,718             0.1%
   Rexam P.L.C.................................. 142,831      997,032             0.2%
   Royal Dutch Shell P.L.C. ADR.................  88,550    6,496,028             1.2%
   RSA Insurance Group P.L.C.................... 658,760    1,123,240             0.2%
   Standard Chartered P.L.C.....................  60,540    1,479,942             0.3%
   Standard Life P.L.C.......................... 268,835      975,604             0.2%
   Travis Perkins P.L.C.........................  58,572      999,285             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 165,738    4,612,489             0.9%
   WPP P.L.C. Sponsored ADR.....................  13,042      884,508             0.2%
   Xstrata P.L.C................................  77,287    1,484,338             0.3%
   Other Securities.............................           70,740,653            13.3%
                                                         ------------ ---------------
TOTAL UNITED KINGDOM............................          105,516,459            19.8%
                                                         ------------ ---------------
TOTAL COMMON STOCKS.............................          527,820,067            99.1%
                                                         ------------ ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................              123,473             0.0%
                                                         ------------ ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                2,232             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                8,652             0.0%
                                                         ------------ ---------------
TOTAL PREFERRED STOCKS..........................              134,357             0.0%
                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                1,316             0.0%
                                                         ------------ ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                  141             0.0%
                                                         ------------ ---------------
CANADA -- (0.0%)
   Other Securities.............................                  434             0.0%
                                                         ------------ ---------------
DENMARK -- (0.0%)
   Other Securities.............................                1,338             0.0%
                                                         ------------ ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                1,342             0.0%
                                                         ------------ ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                1,551             0.0%
                                                         ------------ ---------------
SPAIN -- (0.0%)
   Other Securities.............................                    6             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                4,084             0.0%
                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS...........................               10,212             0.0%
                                                         ------------ ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                PERCENTAGE
                                                    AMOUNT       VALUE+    OF NET ASSETS**
                                                 ------------ ------------ ---------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@DFA Short Term Investment Fund..............  69,000,000  $ 69,000,000            13.0%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $2,364,456) to be repurchased at
   $2,318,108................................... $     2,318     2,318,094             0.4%
                                                              ------------ ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                71,318,094            13.4%
                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $545,581,894)...........................              $599,282,730           112.5%
                                                              ============ ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                 ---------------------------------------------
                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                 ----------- ------------ ------- ------------
Common Stocks
   Australia.................................... $   643,952 $ 35,839,936      -- $ 36,483,888
   Austria......................................          --    2,908,509      --    2,908,509
   Belgium......................................     642,105    5,243,279      --    5,885,384
   Canada.......................................  59,389,654       97,901      --   59,487,555
   China........................................          --       33,507      --       33,507
   Denmark......................................          --    5,952,213      --    5,952,213
   Finland......................................          --    9,190,084      --    9,190,084
   France.......................................   1,650,716   29,783,625      --   31,434,341
   Germany......................................   2,553,107   27,173,148      --   29,726,255
   Greece.......................................      66,365    2,393,229      --    2,459,594
   Hong Kong....................................      35,960   13,280,993      --   13,316,953
   Ireland......................................   1,103,284    3,410,576      --    4,513,860
   Israel.......................................     737,123    2,293,895      --    3,031,018
   Italy........................................     948,341   11,331,565      --   12,279,906
   Japan........................................   2,914,691  114,282,731      --  117,197,422
   Netherlands..................................   1,783,174   10,114,640      --   11,897,814
   New Zealand..................................      31,393    1,578,518      --    1,609,911
   Norway.......................................     450,805    6,732,582      --    7,183,387
   Portugal.....................................          --    2,138,515      --    2,138,515
   Singapore....................................          --    8,756,837      --    8,756,837
   Spain........................................     717,263    8,110,556      --    8,827,819
   Sweden.......................................       8,996   17,026,004      --   17,035,000
   Switzerland..................................   2,264,078   28,689,758      --   30,953,836
   United Kingdom...............................  22,562,101   82,954,358      --  105,516,459
Preferred Stocks
   Germany......................................          --      123,473      --      123,473
   Sweden.......................................          --        2,232      --        2,232
   United Kingdom...............................          --        8,652      --        8,652
Rights/Warrants
   Australia....................................          --        1,316      --        1,316
   Belgium......................................          --          141      --          141
   Canada.......................................          --          434      --          434
   Denmark......................................          --        1,338      --        1,338
   Hong Kong....................................          --        1,342      --        1,342
   Singapore....................................          --        1,551      --        1,551
   Spain........................................          --            6      --            6
   United Kingdom...............................          --        4,084      --        4,084
Securities Lending Collateral...................          --   71,318,094      --   71,318,094
                                                 ----------- ------------ ------- ------------
TOTAL........................................... $98,503,108 $500,779,622      -- $599,282,730
                                                 =========== ============ ======= ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $37,566,698
Investment in Dimensional Emerging Markets Value Fund.......          13,106,167
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 295,144   4,548,169
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $52,768,648).....................................          55,221,034
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $52,768,648).....................................         $55,221,034
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
    Affiliated Investment Companies. $55,221,034     --      --  $55,221,034
                                     ----------- ------  ------  -----------
    TOTAL........................... $55,221,034     --      --  $55,221,034
                                     =========== ======  ======  ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 826,478 $ 9,752,440
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 913,221   9,314,854
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 239,593   4,648,104
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $22,131,298).....................................          23,715,398
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $22,131,298).....................................         $23,715,398
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                    ----------- --------  ------- -----------
  Affiliated Investment Companies.. $23,715,398       --      --  $23,715,398
  Futures Contracts**..............      13,329       --      --       13,329
  Forward Currency Contracts**.....          -- $(43,553)     --      (43,553)
                                    ----------- --------  ------  -----------
  TOTAL............................ $23,728,727 $(43,553)     --  $23,685,174
                                    =========== ========  ======  ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company.................................................. $2,678,054,159
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,634,525,456)....................................... $2,678,054,159
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company....................................... $2,519,116,564
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,164,178,287)....................................... $2,519,116,564
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund        $15,982,616,960
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $15,630,502,041)................................. $15,982,616,960
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (85.9%)
BRAZIL -- (7.3%)
   Banco do Brasil SA........................  1,680,221 $   20,846,852             0.3%
   Banco Santander Brasil SA ADR.............  2,270,163     18,320,215             0.2%
   BM&F Bovespa SA...........................  5,604,289     31,312,162             0.4%
   Petroleo Brasileiro SA ADR................  2,485,189     58,501,349             0.8%
  #Vale SA Sponsored ADR.....................  2,091,228     46,425,262             0.6%
   Other Securities..........................               431,149,212             5.6%
                                                         -------------- ---------------
TOTAL BRAZIL.................................               606,555,052             7.9%
                                                         -------------- ---------------
CHILE -- (1.8%)
   Other Securities..........................               145,278,723             1.9%
                                                         -------------- ---------------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H.............. 97,695,702     40,682,614             0.5%
   China Construction Bank Corp. Series H.... 85,815,302     66,706,722             0.9%
   China Mobile, Ltd. Sponsored ADR..........  1,161,571     64,281,339             0.8%
   China Petroleum & Chemical Corp. ADR......    176,059     18,568,943             0.3%
  #CNOOC, Ltd. ADR...........................    148,376     31,403,780             0.4%
   Industrial & Commercial Bank of China,
     Ltd. Series H........................... 85,932,725     56,986,397             0.8%
  #PetroChina Co., Ltd. ADR..................    224,129     33,354,878             0.4%
   Tencent Holdings, Ltd.....................    781,600     24,471,480             0.3%
   Other Securities..........................               810,127,713            10.6%
                                                         -------------- ---------------
TOTAL CHINA..................................             1,146,583,866            15.0%
                                                         -------------- ---------------
COLOMBIA -- (0.3%)
   Other Securities..........................                29,311,100             0.4%
                                                         -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                27,947,574             0.4%
                                                         -------------- ---------------
EGYPT -- (0.1%)
   Other Securities..........................                 6,810,322             0.1%
                                                         -------------- ---------------
HUNGARY -- (0.3%)
   Other Securities..........................                26,458,814             0.3%
                                                         -------------- ---------------
INDIA -- (7.1%)
   ICICI Bank, Ltd. Sponsored ADR............    621,658     21,067,990             0.3%
   Reliance Industries, Ltd..................  2,258,103     31,850,693             0.4%
   Other Securities..........................               531,793,028             7.0%
                                                         -------------- ---------------
TOTAL INDIA..................................               584,711,711             7.7%
                                                         -------------- ---------------
INDONESIA -- (3.3%)
   Other Securities..........................               273,178,534             3.6%
                                                         -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                   241,791             0.0%
                                                         -------------- ---------------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad................  8,262,914     20,192,137             0.2%
   Other Securities..........................               280,962,976             3.7%
                                                         -------------- ---------------
TOTAL MALAYSIA...............................               301,155,113             3.9%
                                                         -------------- ---------------
MEXICO -- (4.5%)
   America Movil S.A.B. de C.V. Series L ADR.  2,026,039     53,993,939             0.7%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  4,005,330     28,958,534             0.4%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................    343,303     27,896,802             0.3%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O                                    5,154,663     24,930,525             0.3%
   Grupo Mexico S.A.B. de C.V. Series B......  7,270,966     22,405,780             0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Televisa S.A.B. Sponsored ADR.......    972,430 $   21,364,287             0.3%
   Other Securities..........................               190,781,134             2.5%
                                                         -------------- ---------------
TOTAL MEXICO.................................               370,331,001             4.8%
                                                         -------------- ---------------
PERU -- (0.2%)
   Other Securities..........................                18,457,930             0.2%
                                                         -------------- ---------------
PHILIPPINES -- (1.4%)
   Other Securities..........................               114,638,797             1.5%
                                                         -------------- ---------------
POLAND -- (1.4%)
   Other Securities..........................               117,580,369             1.5%
                                                         -------------- ---------------
RUSSIA -- (3.4%)
   Gazprom OAO Sponsored ADR.................  8,860,775    102,626,046             1.3%
   Lukoil OAO Sponsored ADR..................    835,067     51,374,347             0.7%
  *Sberbank of Russia Sponsored ADR..........  1,615,003     20,918,053             0.3%
   Other Securities..........................               106,318,700             1.4%
                                                         -------------- ---------------
TOTAL RUSSIA.................................               281,237,146             3.7%
                                                         -------------- ---------------
SOUTH AFRICA -- (7.9%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.....    735,741     25,294,776             0.3%
   Gold Fields, Ltd. Sponsored ADR...........  1,864,480     23,995,858             0.3%
   Impala Platinum Holdings, Ltd.............  1,338,071     25,533,486             0.3%
   MTN Group, Ltd............................  2,660,122     45,699,107             0.6%
   Naspers, Ltd. Series N....................    443,094     26,686,465             0.3%
   Sanlam, Ltd...............................  4,860,089     20,877,420             0.3%
  #Sasol, Ltd. Sponsored ADR.................    741,346     35,162,041             0.5%
   Standard Bank Group, Ltd..................  2,085,623     30,612,709             0.4%
   Other Securities..........................               417,200,923             5.5%
                                                         -------------- ---------------
TOTAL SOUTH AFRICA...........................               651,062,785             8.5%
                                                         -------------- ---------------
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.................    621,672     21,193,512             0.3%
   Hyundai Mobis.............................     72,830     19,690,823             0.2%
   Hyundai Motor Co., Ltd....................    249,816     58,974,134             0.8%
  #POSCO ADR.................................    378,227     31,487,398             0.4%
  #Samsung C&T Corp..........................    277,640     18,782,254             0.2%
  #Samsung Electronics Co., Ltd..............    129,754    158,813,880             2.1%
   Other Securities..........................               823,072,368            10.8%
                                                         -------------- ---------------
TOTAL SOUTH KOREA............................             1,132,014,369            14.8%
                                                         -------------- ---------------
TAIWAN -- (11.0%)
  #China Steel Corp.......................... 19,631,584     19,489,853             0.3%
  #Hon Hai Precision Industry Co., Ltd....... 11,515,887     34,576,269             0.5%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd..................................... 20,659,652     61,062,422             0.8%
   United Microelectronics Corp.............. 36,228,441     18,950,129             0.2%
   Other Securities..........................               773,062,348            10.1%
                                                         -------------- ---------------
TOTAL TAIWAN.................................               907,141,021            11.9%
                                                         -------------- ---------------
THAILAND -- (2.7%)
   PTT PCL (Foreign).........................  1,802,280     20,572,367             0.3%
   Other Securities..........................               200,838,416             2.6%
                                                         -------------- ---------------
TOTAL THAILAND...............................               221,410,783             2.9%
                                                         -------------- ---------------
TURKEY -- (1.7%)
   Other Securities..........................               141,787,097             1.9%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             7,103,893,898            92.9%
                                                         -------------- ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                              ------------  -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
   Banco Bradesco SA Sponsored ADR...........    4,070,110  $   65,243,863             0.8%
   Cia de Bebidas das Americas SA ADR........      517,982      21,744,884             0.3%
  #Gerdau SA Sponsored ADR...................    2,457,891      23,079,596             0.3%
   Itau Unibanco Holding SA ADR..............    3,496,568      54,861,152             0.7%
   Petroleo Brasileiro SA ADR................    3,411,821      75,605,953             1.0%
  #Vale SA Sponsored ADR.....................    2,927,368      63,318,970             0.8%
   Other Securities..........................                  141,827,302             1.9%
                                                            -------------- ---------------
TOTAL BRAZIL.................................                  445,681,720             5.8%
                                                            -------------- ---------------
CHILE -- (0.1%)
   Other Securities..........................                    6,393,586             0.1%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       42,195             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                      100,005             0.0%
                                                            -------------- ---------------
TOTAL PREFERRED STOCKS.......................                  452,217,506             5.9%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................                        6,584             0.0%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       19,760             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        5,263             0.0%
                                                            -------------- ---------------
POLAND -- (0.0%)
   Other Securities..........................                        3,942             0.0%
                                                            -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities..........................                       26,344             0.0%
                                                            -------------- ---------------
THAILAND -- (0.0%)
   Other Securities..........................                      127,966             0.0%
                                                            -------------- ---------------
TURKEY -- (0.0%)
   Other Securities..........................                      351,124             0.0%
                                                            -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      540,983             0.0%
                                                            -------------- ---------------

                                              SHARES/ FACE
                                                 AMOUNT        VALUE+
                                              ------------  --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund...........  715,000,000     715,000,000             9.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $661,413) to be repurchased
     at $648,448                              $        648         648,444             0.0%
                                                            -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                  715,648,444             9.4%
                                                            -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,520,939,546)......................               $8,272,300,831           108.2%
                                                            ============== ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  606,524,045 $       31,007     --  $  606,555,052
   Chile......................    145,278,723             --     --     145,278,723
   China......................    197,856,831    948,727,035     --   1,146,583,866
   Colombia...................     29,311,100             --     --      29,311,100
   Czech Republic.............             --     27,947,574     --      27,947,574
   Egypt......................             --      6,810,322     --       6,810,322
   Hungary....................        453,661     26,005,153     --      26,458,814
   India......................     44,797,529    539,914,182     --     584,711,711
   Indonesia..................      8,023,835    265,154,699     --     273,178,534
   Israel.....................             --        241,791     --         241,791
   Malaysia...................             --    301,155,113     --     301,155,113
   Mexico.....................    370,331,001             --     --     370,331,001
   Peru.......................     18,457,930             --     --      18,457,930
   Philippines................      2,325,576    112,313,221     --     114,638,797
   Poland.....................             --    117,580,369     --     117,580,369
   Russia.....................     10,978,472    270,258,674     --     281,237,146
   South Africa...............     94,407,569    556,655,216     --     651,062,785
   South Korea................     75,146,331  1,056,868,038     --   1,132,014,369
   Taiwan.....................     23,019,885    884,121,136     --     907,141,021
   Thailand...................    221,404,510          6,273     --     221,410,783
   Turkey.....................      3,009,487    138,777,610     --     141,787,097
Preferred Stocks
   Brazil.....................    445,676,278          5,442     --     445,681,720
   Chile......................      6,393,586             --     --       6,393,586
   India......................             --         42,195     --          42,195
   Malaysia...................             --        100,005     --         100,005
Rights/Warrants
   Brazil.....................          4,202          2,382     --           6,584
   India......................             --         19,760     --          19,760
   Malaysia...................             --          5,263     --           5,263
   Poland.....................             --          3,942     --           3,942
   South Korea................             --         26,344     --          26,344
   Thailand...................             --        127,966     --         127,966
   Turkey.....................             --        351,124     --         351,124
Securities Lending Collateral              --    715,648,444     --     715,648,444
                               -------------- -------------- ------  --------------
TOTAL......................... $2,303,400,551 $5,968,900,280     --  $8,272,300,831
                               ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     ENHANCED         U.S.                           U.S.
                                                    U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                     COMPANY          VALUE         TARGETED         VALUE
                                                    PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                   ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
  Value...........................................           --  $    7,990,237             --               --
Investments at Value (including $0, $0, $432,437
  and $946,865 of securities on loan,
  respectively)................................... $    186,927              --   $  2,913,987   $    7,080,211
Temporary Cash Investments at Value & Cost........        4,469              --          3,300           14,324
Collateral Received from Securities on Loan at
  Value & Cost....................................           --              --          1,697            1,211
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --              --        442,940          977,105
Foreign Currencies at Value.......................        5,247              --             --               --
Receivables:
   Investment Securities/Affiliated Investment
     Company Sold.................................        1,345              --             --           13,522
   Dividends and Interest.........................        1,774              --            826            2,697
   Securities Lending Income......................           --              --            220              521
   Fund Shares Sold...............................           47           4,553          1,614            1,713
Unrealized Gain on Forward Currency Contracts.....          191              --             --               --
Prepaid Expenses and Other Assets.................           21              25             14               46
                                                   ------------  --------------   ------------   --------------
       Total Assets...............................      200,021       7,994,815      3,364,598        8,091,350
                                                   ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --              --        444,637          978,316
   Investment Securities/Affiliated Investment
     Company Purchased............................        9,416           1,481             26           16,033
   Fund Shares Redeemed...........................          108           3,072          2,900            3,738
   Due to Advisor.................................           31             994            848            2,939
   Futures Margin Variation.......................          642              --             --               --
Unrealized Loss on Forward Currency Contracts.....          155              --             --               --
Accrued Expenses and Other Liabilities............           18             311            131              349
                                                   ------------  --------------   ------------   --------------
       Total Liabilities..........................       10,370           5,858        448,542        1,001,375
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $48,897 and $0 and shares outstanding of 0; 0;
  2,895,514 and 0, respectively...................          N/A             N/A   $      16.89              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $12,516 and $0 and shares outstanding of 0; 0;
  742,094 and 0, respectively.....................          N/A             N/A   $      16.87              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets
  of $189,651; $7,988,957; $2,854,643 and
  $7,089,975 and shares outstanding of
  20,851,310; 378,220,704; 169,047,451 and
  274,400,360, respectively ...................... $       9.10  $        21.12   $      16.89   $        25.84
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                   ============  ==============   ============   ==============
Investments in Affiliated Investment Company at
  Cost............................................ $         --  $    6,093,995   $         --   $           --
                                                   ------------  --------------   ------------   --------------
Investments at Cost............................... $    184,591  $           --   $  2,471,803   $    6,277,407
                                                   ============  ==============   ============   ==============
Foreign Currencies at Cost........................ $      5,270  $           --   $         --   $           --
                                                   ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    237,698  $    7,550,565   $  2,370,072   $    6,091,356
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          754          19,055          3,779            5,159
Accumulated Net Realized Gain (Loss)..............      (58,976)     (1,476,905)       100,021          190,656
Net Unrealized Foreign Exchange Gain (Loss).......           40              --             --               --
Net Unrealized Appreciation (Depreciation)........       10,135       1,896,242        442,184          802,804
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.           U.S.            U.S.           U.S.
                                                        CORE           CORE           VECTOR          SMALL
                                                      EQUITY 1       EQUITY 2         EQUITY           CAP
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   --------------  -------------- --------------  --------------
ASSETS:
Investments at Value (including $656,401,
  $1,018,892, $303,510 and $965,402 of securities
  on loan, respectively).......................... $    4,580,833  $    6,621,031 $    1,960,642  $    4,272,232
Temporary Cash Investments at Value & Cost........         19,569          21,759         12,432          23,640
Collateral Received from Securities on Loan at
  Value & Cost....................................            334             297            662             488
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        672,766       1,044,972        311,019         992,082
Receivables:
   Investment Securities Sold.....................            196             176             54           7,889
   Dividends and Interest.........................          3,475           5,117          1,215           1,168
   Securities Lending Income......................            270             434            174             644
   Fund Shares Sold...............................          8,018          12,676          1,602           3,184
Prepaid Expenses and Other Assets.................              7               4              6              22
                                                   --------------  -------------- --------------  --------------
       Total Assets...............................      5,285,468       7,706,466      2,287,806       5,301,349
                                                   --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        673,100       1,045,269        311,681         992,570
   Investment Securities Purchased................          6,896          14,014          2,681          21,179
   Fund Shares Redeemed...........................          3,274           3,521            989           1,920
   Due to Advisor.................................            645           1,095            508           1,240
Accrued Expenses and Other Liabilities............            171             290            105             204
                                                   --------------  -------------- --------------  --------------
       Total Liabilities..........................        684,086       1,064,189        315,964       1,017,113
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $4,601,382; $6,642,277; $1,971,842 and
  $4,284,236 and shares outstanding of
  383,292,932; 563,141,132; 172,612,522 and
  187,994,083, respectively....................... $        12.00  $        11.80 $        11.42  $        22.79
                                                   ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ============== ==============  ==============
Investments at Cost............................... $    3,855,667  $    5,719,241 $    1,743,708  $    3,583,129
                                                   ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,899,965  $    5,691,492 $    1,753,588  $    3,465,517
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                                  11,205          16,734          4,973           9,849
Accumulated Net Realized Gain (Loss)..............        (34,954)         32,261         (3,653)        119,767
Net Unrealized Appreciation (Depreciation)........        725,166         901,790        216,934         689,103
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                       MICRO       REAL ESTATE       CAP           CORE
                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $470,190,
  $601,091, $355,292 and $980,660 of securities
  on loan, respectively).......................... $    3,542,106 $  3,566,467  $  1,940,386  $    5,851,206
Temporary Cash Investments at Value & Cost........         23,806       30,065            --              --
Collateral Received from Securities on Loan at
  Value & Cost....................................            548          564           819             371
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        484,821      615,643       374,000       1,041,000
Foreign Currencies at Value.......................             --           --         4,781           8,585
Cash..............................................             --           --         5,550          40,279
Receivables:
   Investment Securities Sold.....................          7,077           --            11             631
   Dividends, Interest and Tax Reclaims...........          1,167        2,818        11,384          33,113
   Securities Lending Income......................            422           80           585           1,955
   Fund Shares Sold...............................            921        3,751           940          12,977
Unrealized Gain on Foreign Currency Contracts.....             --           --             7              10
Prepaid Expenses and Other Assets.................             29           14            14              10
                                                   -------------- ------------  ------------  --------------
       Total Assets...............................      4,060,897    4,219,402     2,338,477       6,990,137
                                                   -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        485,369      616,207       374,819       1,041,371
   Investment Securities Purchased................         20,221           --         5,747          21,066
   Fund Shares Redeemed...........................          4,366        3,542         1,367           2,256
   Due to Advisor.................................          1,470          454           403           1,698
Accrued Expenses and Other Liabilities............            199          166           121             369
                                                   -------------- ------------  ------------  --------------
       Total Liabilities..........................        511,625      620,369       382,457       1,066,760
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,549,272; $3,599,033; $1,956,020 and
  $5,923,377 and shares outstanding of
  242,627,512; 136,986,387; 106,659,165 and
  580,956,645, respectively....................... $        14.63 $      26.27  $      18.34  $        10.20
                                                   ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                   ============== ============  ============  ==============
Investments at Cost............................... $    3,017,333 $  2,439,448  $  1,798,788  $    6,158,408
                                                   ============== ============  ============  ==============
Foreign Currencies at Cost........................ $           -- $         --  $      4,759  $        8,300
                                                   ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    2,908,059 $  2,721,886  $  2,010,247  $    6,261,861
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,356       14,891        15,573          41,482
Accumulated Net Realized Gain (Loss)..............        108,084     (264,763)     (211,604)        (73,610)
Net Unrealized Foreign Exchange Gain (Loss).......             --           --           184             561
Net Unrealized Appreciation (Depreciation)........        524,773    1,127,019       141,620        (306,917)
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                    ASIA         UNITED
                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                       SMALL          SMALL         SMALL         SMALL
                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    6,196,719 $    322,209  $    202,844  $     30,296
Temporary Cash Investments at Value & Cost........          6,391           --            --            --
Receivables:
   Interest.......................................              2           --            --            --
   Fund Shares Sold...............................          2,192           --           242            30
Prepaid Expenses and Other Assets.................              9            7             3             6
                                                   -------------- ------------  ------------  ------------
       Total Assets...............................      6,205,313      322,216       203,089        30,332
                                                   -------------- ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased......             --           --           229            30
   Fund Shares Redeemed...........................          2,360           --            13            --
   Due to Advisor.................................          2,047          106            67            10
Accrued Expenses and Other Liabilities............            238           14            11             4
                                                   -------------- ------------  ------------  ------------
       Total Liabilities..........................          4,645          120           320            44
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $6,200,668; $322,096; $202,769 and $30,288
  and shares outstanding of 396,450,180;
  19,640,431; 8,613,802 and 1,148,140,
  respectively.................................... $        15.64 $      16.40  $      23.54  $      26.38
                                                   ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                   ============== ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................ $    6,009,154 $    364,848  $    192,688  $     24,967
                                                   ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,942,610 $    441,612  $    215,389  $     26,838
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          5,342        2,507        (2,246)           90
Accumulated Net Realized Gain (Loss)..............         64,541      (79,521)      (20,527)       (1,976)
Net Unrealized Foreign Exchange Gain (Loss).......            610          137            (3)            7
Net Unrealized Appreciation (Depreciation)........        187,565      (42,639)       10,156         5,329
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA           DFA            DFA
                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    120,534            --  $  1,127,044              --
Investments at Value (including $0, $171,422, $0
  and $958,751 of securities on loan,
  respectively)...................................           --  $  1,214,956            --  $    8,031,390
Temporary Cash Investments at Value & Cost........           --            --         2,144              --
Collateral Received from Securities on Loan at
  Value & Cost....................................           --           486            --             501
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --       180,000            --       1,022,000
Foreign Currencies at Value.......................           --         5,734            --          56,708
Cash..............................................           --        11,026            --          36,348
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................           --         3,934            --           8,052
   Dividends, Interest and Tax Reclaims...........           --        10,717            --          47,405
   Securities Lending Income......................           --           210            --           2,686
   Fund Shares Sold...............................            7         1,156         1,631           5,748
Unrealized Gain on Foreign Currency Contracts.....           --             6            --              86
Prepaid Expenses and Other Assets.................            4            13            17              20
                                                   ------------  ------------  ------------  --------------
       Total Assets...............................      120,545     1,428,238     1,130,836       9,210,944
                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --       180,486            --       1,022,501
   Investment Securities/Affiliated Investment
     Companies Purchased..........................            7         7,445         1,010          21,620
   Fund Shares Redeemed...........................           --         1,109           239           3,109
   Due to Advisor.................................           40           349            36           4,371
Unrealized Loss on Foreign Currency Contracts.....           --            --            --               1
Accrued Expenses and Other Liabilities............           13            65            26             728
                                                   ------------  ------------  ------------  --------------
       Total Liabilities..........................           60       189,454         1,311       1,052,330
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Cass Shares -- based on net assets
  of $120,485; $1,238,784; $1,129,525 and
  $8,158,614 and shares outstanding of 8,082,429;
  247,579,071; 127,072,502 and 529,545,862,
  respectively.................................... $      14.91  $       5.00  $       8.89  $        15.41
                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $    122,332  $         --  $    868,353  $           --
                                                   ------------  ------------  ------------  --------------
Investments at Cost............................... $         --  $  1,193,968  $         --  $    8,698,883
                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................ $         --  $      5,705  $         --  $       51,269
                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    147,780  $  1,504,270  $    901,921  $    8,608,728
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................        1,008       (75,062)         (218)         41,638
Accumulated Net Realized Gain (Loss)..............      (26,542)     (211,697)      (30,869)        169,243
Net Unrealized Foreign Exchange Gain (Loss).......           37           256            --           1,059
Net Unrealized Appreciation (Depreciation)........       (1,798)       21,017       258,691        (662,054)
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  INTERNATIONAL                SELECTIVELY
                                                                     VECTOR       WORLD EX    HEDGED GLOBAL   EMERGING
                                                                     EQUITY      U.S. VALUE      EQUITY        MARKETS
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........           --  $     55,221  $     23,715  $  2,678,054
Investments at Value (including $66,982, $0, $0 and $0 of
  securities on loan, respectively).............................. $    527,965            --            --            --
Temporary Cash Investments at Value & Cost.......................           --            53           903            --
Segregated Cash for Futures Contracts............................           --            --            42            --
Collateral Received from Securities on Loan at Value & Cost......        2,318            --            --            --
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................       69,000            --            --            --
Foreign Currencies at Value......................................        2,992            --            --            --
Cash.............................................................        1,345            --            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold....           35            --            --            --
   Dividends, Interest and Tax Reclaims..........................        3,075            --            --            --
   Securities Lending Income.....................................          168            --            --            --
   Fund Shares Sold..............................................          539            40            78         2,972
   From Advisor..................................................           --            --             7            --
Unrealized Gain on Foreign Currency Contracts....................           12            --            --            --
Prepaid Expenses and Other Assets................................            5             4             1            29
Deferred Offering Costs..........................................           --            --            33            --
                                                                  ------------  ------------  ------------  ------------
       Total Assets..............................................      607,454        55,318        24,779     2,681,055
                                                                  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................       71,318            --            --            --
   Investment Securities/Affiliated Investment Companies
     Purchased...................................................        2,972            --            --         2,079
   Fund Shares Redeemed..........................................          333            --            --           893
   Due to Advisor................................................          197            12            --           889
   Futures Margin Variation......................................           --            --             3            --
Unrealized Loss on Foreign Currency Contracts....................           --            --            44            --
Accrued Expenses and Other Liabilities...........................            7             6             3           118
                                                                  ------------  ------------  ------------  ------------
       Total Liabilities.........................................       74,827            18            50         3,979
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $532,627;
  $55,300; $24,729 and $2,677,076 and shares outstanding of
  56,093,365; 5,511,691; 2,277,951 and 100,946,220, respectively. $       9.50  $      10.03  $      10.86  $      26.52
                                                                  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  500,000,000   100,000,000   100,000,000   500,000,000
                                                                  ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $         --  $     52,769  $         --  $  1,634,526
                                                                  ------------  ------------  ------------  ------------
Investments at Cost.............................................. $    474,264  $         --  $     22,131  $         --
                                                                  ============  ============  ============  ============
Foreign Currencies at Cost....................................... $      2,977  $         --  $         --  $         --
                                                                  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    474,053  $     58,757  $     23,002  $  1,607,016
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        3,333           360            25         8,233
Accumulated Net Realized Gain (Loss).............................        1,471        (6,258)          149        18,383
Net Unrealized Foreign Exchange Gain (Loss)......................           54           (11)          (44)          (84)
Net Unrealized Appreciation (Depreciation).......................       53,716         2,452         1,597     1,043,528
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               EMERGING      EMERGING        EMERGING
                                                                MARKETS       MARKETS         MARKETS
                                                               SMALL CAP       VALUE        CORE EQUITY
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $  2,519,117  $   15,982,617             --
Investments at Value (including $0, $0 and $848,508 of
  securities on loan, respectively).........................           --              -- $    7,556,652
Collateral Received from Securities on Loan at Value & Cost.           --              --            648
Affiliated Collateral Received from Securities on Loan at
  Value & Cost..............................................           --              --        715,000
Foreign Currencies at Value.................................           --              --          8,050
Cash........................................................           --              --         88,200
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................           --              --            107
   Dividends, Interest and Tax Reclaims.....................           --              --         19,711
   Securities Lending Income................................           --              --          1,560
   Fund Shares Sold.........................................          979          99,766         11,399
Unrealized Gain on Foreign Currency Contracts...............           --              --              2
Prepaid Expenses and Other Assets...........................           23              --             43
                                                             ------------  -------------- --------------
       Total Assets.........................................    2,520,119      16,082,383      8,401,372
                                                             ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           --              --        715,648
   Investment Securities/Affiliated Investment Company
     Purchased..............................................          653          96,381         37,004
   Fund Shares Redeemed.....................................          326           3,385          1,846
   Due to Advisor...........................................          902           5,335          3,468
Accrued Expenses and Other Liabilities......................           64             438            530
                                                             ------------  -------------- --------------
       Total Liabilities....................................        1,945         105,539        758,496
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $103,576 and
  $0 and shares outstanding of 0; 3,570,750 and 0,
  respectively..............................................          N/A  $        29.01            N/A
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A     100,000,000            N/A
                                                             ============  ============== ==============
Institutional Class Shares -- based on net assets of
  $2,518,174; $15,873,268 and $7,642,876 and shares
  outstanding of 123,445,877; 546,696,881 and 393,908,451,
  respectively.............................................. $      20.40  $        29.03 $        19.40
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000   1,500,000,000  1,000,000,000
                                                             ============  ============== ==============
Investments in Affiliated Investment Company at Cost........ $  2,164,179  $   15,630,502 $           --
                                                             ------------  -------------- --------------
Investments at Cost......................................... $         --  $           -- $    6,805,291
                                                             ============  ============== ==============
Foreign Currencies at Cost.................................. $         --  $           -- $        8,061
                                                             ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  2,122,544  $   15,471,978 $    6,898,180
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)..........................           74           9,288         19,968
Accumulated Net Realized Gain (Loss)........................       40,731         143,283        (26,439)
Net Unrealized Foreign Exchange Gain (Loss).................         (113)            180           (183)
Net Unrealized Appreciation (Depreciation)..................      354,938         352,115        751,350
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED      U.S.                        U.S.
                                                       U.S. LARGE  LARGE CAP                    SMALL CAP
                                                        COMPANY      VALUE      U.S. TARGETED     VALUE
                                                       PORTFOLIO   PORTFOLIO*  VALUE PORTFOLIO  PORTFOLIO
                                                       ----------  ----------  --------------- ----------
INVESTMENT INCOME
   Dividends.......................................... $       61  $   81,667     $     16,863 $   38,673
   Interest...........................................        870          10               11         15
   Income from Securities Lending.....................         --       4,367            1,226      3,696
   Expenses Allocated from Affiliated Investment
     Company..........................................         --      (4,464)              --         --
                                                       ----------  ----------  --------------- ----------
          Total Investment Income.....................        931      81,580           18,100     42,384
                                                       ----------  ----------  --------------- ----------
EXPENSES
   Investment Advisory Services Fees..................         45          --            1,377      6,814
   Administrative Services Fees.......................        134       5,736            3,442     10,222
   Accounting & Transfer Agent Fees...................         20          47              153        361
   S&P 500(R) Fees....................................          5          --               --         --
   Shareholder Servicing Fees --
       Class R1 Shares................................         --          --               24         --
       Class R2 Shares................................         --          --               14         --
   Custodian Fees.....................................          6          --               31         60
   Filing Fees........................................         17          76               84         63
   Shareholders' Reports..............................          3         106               57         93
   Directors'/Trustees' Fees & Expenses...............          1          29               10         28
   Professional Fees..................................          2          47               35         93
   Other..............................................          1          32               24         60
                                                       ----------  ----------  --------------- ----------
          Total Expenses..............................        234       6,073            5,251     17,794
                                                       ----------  ----------  --------------- ----------
   NET INVESTMENT INCOME (LOSS).......................        697      75,507           12,849     24,590
                                                       ----------  ----------  --------------- ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................        127     174,166           97,002    199,092
       Futures........................................     21,975          --            3,336        628
       Foreign Currency Transactions..................       (585)         --               --         --
   Change in Unrealized Appreciation
     (Depreciation) of:...............................
       Investment Securities..........................        769     525,053          189,172    539,736
       Futures........................................     (1,590)         --               --       (536)
       Translation of Foreign Currency
         Denominated Amounts..........................        346          --               --         --
                                                       ----------  ----------  --------------- ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............     21,042     699,219          289,510    738,920
                                                       ----------  ----------  --------------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................... $   21,739  $  774,726     $    302,359 $  763,510
                                                       ==========  ==========  =============== ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.      U.S.      U.S.      U.S.
                                            CORE      CORE     VECTOR     SMALL
                                          EQUITY 1  EQUITY 2   EQUITY      CAP
                                          PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                          --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends............................. $ 37,642  $ 55,833  $ 15,691  $ 26,825
   Interest..............................       16        14         6         9
   Income from Securities Lending........    1,584     2,769     1,185     3,719
                                          --------  --------  --------  --------
          Total Investment Income........   39,242    58,616    16,882    30,553
                                          --------  --------  --------  --------
EXPENSES
   Investment Advisory Services Fees.....    3,525     6,196     2,929       606
   Administrative Services Fees..........       --        --        --     6,465
   Accounting & Transfer Agent Fees......      221       326       110       218
   Custodian Fees........................       47        50        24        47
   Filing Fees...........................      115       116        59        66
   Shareholders' Reports.................       29        57        27        53
   Directors'/Trustees' Fees & Expenses..       14        23         7        15
   Professional Fees.....................       48        78        25        52
   Other.................................       23        40        14        28
                                          --------  --------  --------  --------
          Total Expenses.................    4,022     6,886     3,195     7,550
                                          --------  --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..........   35,220    51,730    13,687    23,003
                                          --------  --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Affiliated Investment
     Companies...........................       36       105        18        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........   14,736    50,158    34,151   144,019
       Futures...........................       --        --      (850)       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.............  431,153   602,868   170,239   268,274
                                          --------  --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..............................  445,925   653,131   203,558   412,293
                                          --------  --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............. $481,145  $704,861  $217,245  $435,296
                                          ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.        DFA
                                            MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                             CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                          PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $3, $0, $2,735
     and $7,129, respectively)........... $ 23,531   $ 42,705     $ 32,721      $ 90,643
   Interest..............................        6         16           --             1
   Income from Securities Lending........    2,938        567        1,477         5,830
                                          --------   --------     --------      --------
          Total Investment Income........   26,475     43,288       34,198        96,474
                                          --------   --------     --------      --------
EXPENSES
   Investment Advisory Services
     Fees................................    1,696      4,062        2,301         9,625
   Administrative Services Fees..........    6,785         --           --            --
   Accounting & Transfer Agent Fees......      185        175          108           294
   Custodian Fees........................       34         16          207           626
   Filing Fees...........................       40         57           39           150
   Shareholders' Reports.................       49         63           42            68
   Directors'/Trustees' Fees &
     Expenses............................       14         12            7            21
   Professional Fees.....................       45         38           23            70
   Other.................................       28         21           17            57
                                          --------   --------     --------      --------
          Total Expenses.................    8,876      4,444        2,744        10,911
                                          --------   --------     --------      --------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................       --        (73)          --            --
   Fees Paid Indirectly..................       --         --           (4)          (10)
                                          --------   --------     --------      --------
   Net Expenses..........................    8,876      4,371        2,740        10,901
                                          --------   --------     --------      --------
   NET INVESTMENT INCOME (LOSS)..........   17,599     38,917       31,458        85,573
                                          --------   --------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions
     Received from Investment
     Securities..........................       --      8,786           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........  147,503     (1,870)     (10,627)      (19,641)
       Futures...........................       --        (46)          --            --
       Foreign Currency
         Transactions*...................       --         --         (250)         (398)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................  187,622    404,906       49,373       160,136
       Translation of Foreign
         Currency Denominated
         Amounts.........................       --         --          214           662
                                          --------   --------     --------      --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................  335,125    411,776       38,710       140,759
                                          --------   --------     --------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $352,724   $450,693     $ 70,168      $226,332
                                          ========   ========     ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   UNITED
                                           INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                               SMALL       SMALL       SMALL       SMALL
                                              COMPANY     COMPANY     COMPANY     COMPANY
                                            PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                           ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received
     from Affiliated Investment
     Companies:
   Dividends (Net of Foreign Taxes
     Withheld of $6,614, $262,
     $75, and $0, respectively)...........   $ 77,079     $ 3,496     $ 2,817      $  473
   Interest...............................          2          --          --          --
   Income from Securities Lending.........      8,164         193         306           4
   Expenses Allocated from
     Affiliated Investment
     Companies............................     (4,239)       (163)       (141)        (20)
                                             --------     -------     -------      ------
          Total Net Investment
            Income Received From
            Affiliated Investment
            Companies.....................     81,006       3,526       2,982         457
                                             --------     -------     -------      ------
FUND INVESTMENT INCOME
   Interest...............................         12          --          --          --
                                             --------     -------     -------      ------
          Total Fund Investment
            Income........................         12          --          --          --
                                             --------     -------     -------      ------
FUND EXPENSES
   Administrative Services Fees...........     11,754         481         345          63
   Accounting & Transfer Agent Fees.......         38           8           8           7
   Filing Fees............................         90          17          18          12
   Shareholders' Reports..................         85           1           2           1
   Directors'/Trustees' Fees &
     Expenses.............................         24           1           1          --
   Audit Fees.............................          7           1           1           1
   Legal Fees.............................         34          --          --          --
   Other..................................         24           1           1          --
                                             --------     -------     -------      ------
          Total Expenses..................     12,056         510         376          84
                                             --------     -------     -------      ------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C).....................         --          --          --         (10)
                                             --------     -------     -------      ------
   Net Expenses...........................     12,056         510         376          74
                                             --------     -------     -------      ------
   NET INVESTMENT INCOME (LOSS)...........     68,962       3,016       2,606         383
                                             --------     -------     -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420      (4,809)      6,945          67
       Foreign Currency
         Transactions**...................       (134)        (19)         (1)         (2)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293      20,155       4,323       3,897
       Futures............................         --          --          --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501         151         (19)          1
                                             --------     -------     -------      ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS)..........................    297,080      15,478      11,248       3,963
                                             --------     -------     -------      ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS........   $366,042     $18,494     $13,854      $4,346
                                             ========     =======     =======      ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $3, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA                       DFA
                                                                            CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                               SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                              COMPANY    SECURITIES   SECURITIES      VALUE
                                                                            PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                            ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $215, $0, $0 and $0,
     respectively).........................................................   $1,474            --           --           --
   Income Distributions Received from Affiliated Investment Company........       --            --     $ 24,545           --
   Income from Securities Lending..........................................      282            --           --           --
   Expenses Allocated from Affiliated Investment Company...................      (89)           --           --           --
                                                                              ------      --------     --------     --------
          Total Net Investment Income Received from Affiliated
            Investment Company.............................................    1,667            --       24,545           --
                                                                              ------      --------     --------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2,553, $0 and $7,858,
     respectively).........................................................       --      $ 33,894           --     $ 99,613
   Interest................................................................       --            --            2           --
   Income from Securities Lending..........................................       --           541           --       10,389
                                                                              ------      --------     --------     --------
          Total Fund Investment Income.....................................       --        34,435            2      110,002
                                                                              ------      --------     --------     --------
FUND EXPENSES
   Investment Advisory Services Fees.......................................       --         1,907        1,522       24,688
   Administrative Services Fees............................................      229            --           --           --
   Accounting & Transfer Agent Fees........................................        7            68           11          403
   Custodian Fees..........................................................       --           140           --        1,107
   Filing Fees.............................................................       14            27           22          108
   Shareholders' Reports...................................................        2            30           13          116
   Directors'/Trustees' Fees & Expenses....................................       --             4            3           31
   Audit Fees..............................................................        1             9            3           62
   Legal Fees..............................................................       --             6            4           50
   Other...................................................................        1            12            3           82
                                                                              ------      --------     --------     --------
          Total Expenses...................................................      254         2,203        1,581       26,647
                                                                              ------      --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................       --            --       (1,355)          --
   Fees Paid Indirectly....................................................       --            (3)          --          (16)
                                                                              ------      --------     --------     --------
   Net Expenses............................................................      254         2,200          226       26,631
                                                                              ------      --------     --------     --------
   NET INVESTMENT INCOME (LOSS)............................................    1,413        32,235       24,321       83,371
                                                                              ------      --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................     (436)      (32,108)      (2,736)     178,349
       Foreign Currency Transactions**.....................................       (7)          176           --       (5,662)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..........................    1,405        87,053       90,971      246,273
       Translation of Foreign Currency Denominated Amounts.................      (13)          264           --        1,206
                                                                              ------      --------     --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................      949        55,385       88,235      420,166
                                                                              ------      --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $2,362      $ 87,620     $112,556     $503,537
                                                                              ======      ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $10, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL                          SELECTIVELY       EMERGING
                                                     VECTOR EQUITY    WORLD EX U.S.        HEDGED GLOBAL      MARKETS
                                                       PORTFOLIO    VALUE PORTFOLIO***  EQUITY PORTFOLIO(a)  PORTFOLIO*
                                                     -------------  ------------------  -------------------  ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $0, $59, $0 and $2,179, respectively)..........            --       $         732                   --  $   21,326
   Income Distributions Received from
     Affiliated Investment Companies................            --                  37        $         168          --
   Income from Securities Lending...................            --                  43                   --       2,261
   Expenses Allocated from Affiliated
     Investment Companies...........................            --                 (55)                  --      (2,300)
                                                     -------------  ------------------  -------------------  ----------
          Total Investment Income...................            --                 757                  168      21,287
                                                     -------------  ------------------  -------------------  ----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $571, $0, $0 and $0, respectively)............. $       7,588                  --                   --          --
   Interest.........................................            --                  --                    1          --
   Income from Securities Lending...................           502                  --                   --          --
                                                     -------------  ------------------  -------------------  ----------
          Total Fund Investment Income..............         8,090                  --                    1          --
                                                     -------------  ------------------  -------------------  ----------
FUND EXPENSES
   Investment Advisory Services Fees................         1,065                 127                   30          --
   Administrative Services Fees.....................            --                  --                   --       4,965
   Accounting & Transfer Agent Fees.................            37                   6                    6          20
   Custodian Fees...................................           139                  --                   --          --
   Filing Fees......................................            17                  20                   --          33
   Shareholders' Reports............................             6                  --                   --          52
   Directors'/Trustees' Fees & Expenses.............             2                  --                   --          10
   Professional Fees................................             6                   3                    3          17
   Organizational & Offering Costs..................            --                  --                   28          --
   Other............................................             5                   1                   --          10
                                                     -------------  ------------------  -------------------  ----------
          Total Expenses............................         1,277                 157                   67       5,107
                                                     -------------  ------------------  -------------------  ----------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................            --                 (66)                 (63)         --
   Fees Paid Indirectly.............................            (2)                 --                   --          --
                                                     -------------  ------------------  -------------------  ----------
   Net Expenses.....................................         1,275                  91                    4       5,107
                                                     -------------  ------------------  -------------------  ----------
   NET INVESTMENT INCOME (LOSS).....................         6,815                 666                  165      16,180
                                                     -------------  ------------------  -------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies................            --                  80                   --          --
   Net Realized Gain (Loss) on:.....................
       Investment Securities Sold...................         2,342                (222)                  --      19,769
       Futures......................................            --                  --                   43          --
       Foreign Currency Transactions**..............           (64)                 (6)                 106        (445)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................        18,027                 970                1,584      80,559
       Futures......................................            --                  --                   13          --
       Translation of Foreign Currency
         Denominated Amounts........................            50                   5                  (44)        (33)
                                                     -------------  ------------------  -------------------  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........        20,355                 827                1,702      99,850
                                                     -------------  ------------------  -------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................... $      27,170       $       1,493        $       1,867  $  116,030
                                                     =============  ==================  ===================  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING    EMERGING    EMERGING
                                                      MARKETS     MARKETS      MARKETS
                                                     SMALL CAP     VALUE     CORE EQUITY
                                                     PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                                     ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,502, $11,363 and $6,009, respectively)......  $  18,098  $  111,479   $   56,294
   Interest.........................................         --           1           --
   Income from Securities Lending...................      2,495      12,516        7,856
   Expenses Allocated from Affiliated
     Investment Company.............................     (3,354)    (14,150)          --
                                                     ----------  ----------  -----------
          Total Investment Income...................     17,239     109,846       64,150
                                                     ----------  ----------  -----------
EXPENSES
   Investment Advisory Services Fees................         --          --       17,802
   Administrative Services Fees.....................      4,647      29,820           --
   Accounting & Transfer Agent Fees.................         18          88          342
   Shareholder Servicing Fees -- Class R2 Shares....         --         119           --
   Custodian Fees...................................         --          --        2,576
   Filing Fees......................................         42         204          110
   Shareholders' Reports............................         26         123           80
   Directors'/Trustees' Fees & Expenses.............          8          54           20
   Professional Fees................................         13          87           96
   Other............................................          7          48           42
                                                     ----------  ----------  -----------
          Total Expenses............................      4,761      30,543       21,068
                                                     ----------  ----------  -----------
   Fees Paid Indirectly.............................         --          --          (51)
                                                     ----------  ----------  -----------
   Net Expenses.....................................      4,761      30,543       21,017
                                                     ----------  ----------  -----------
   NET INVESTMENT INCOME (LOSS).....................     12,478      79,303       43,133
                                                     ----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................     56,146     160,100        6,759
       Futures......................................       (812)         --        2,698
       Foreign Currency Transactions**..............     (1,261)     (2,843)      (1,095)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................     56,008     117,619      231,237
       Translation of Foreign Currency
         Denominated Amounts........................        (85)        (14)        (265)
                                                     ----------  ----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........    109,996     274,862      239,334
                                                     ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $ 122,474  $  354,165   $  282,467
                                                     ==========  ==========  ===========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               ENHANCED               U.S. LARGE
                                                          U.S. LARGE COMPANY           CAP VALUE              U.S. TARGETED
                                                              PORTFOLIO                PORTFOLIO             VALUE PORTFOLIO
                                                        ---------------------  ------------------------  -----------------------
                                                        SIX MONTHS     YEAR    SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                           ENDED      ENDED       ENDED        ENDED        ENDED       ENDED
                                                         APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                           2012        2011       2012          2011        2012         2011
                                                        -----------  --------  -----------  -----------  -----------  ----------
                                                        (UNAUDITED)            (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................   $     697  $  1,430  $    75,507  $   120,343  $    12,849  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................         127       380      174,166      301,933       97,002      20,083
       Futures.........................................      21,975    12,791           --       (9,927)       3,336       1,751
       Foreign Currency Transactions...................        (585)      412           --           --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................         769      (472)     525,053      (67,687)     189,172      53,386
       Futures.........................................      (1,590)     (995)          --           --           --          --
       Translation of Foreign Currency
         Denominated Amounts...........................         346      (174)          --           --           --          --
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................      21,739    13,372      774,726      344,662      302,359      93,954
                                                        -----------  --------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.................................          --        --           --           --         (163)       (275)
       Class R2 Shares.................................          --        --           --           --          (35)        (43)
       Institutional Class Shares......................      (1,846)     (270)     (77,128)    (117,051)     (10,257)    (17,989)
   Net Long-Term Gains:................................
       Class R1 Shares.................................          --        --           --           --         (356)        (87)
       Class R2 Shares.................................          --        --           --           --          (86)        (14)
       Institutional Class Shares......................          --        --           --           --      (19,426)     (4,668)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Distributions..........................      (1,846)     (270)     (77,128)    (117,051)     (30,323)    (23,076)
                                                        -----------  --------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................      11,969    42,165      754,785    2,027,913      462,506     924,360
   Shares Issued in Lieu of Cash Distributions.........       1,756       259       71,711      109,293       28,351      21,388
   Shares Redeemed.....................................     (15,095)  (42,128)    (875,481)  (1,945,509)    (390,816)   (743,912)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................      (1,370)      296      (48,985)     191,697      100,041     201,836
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................      18,523    13,398      648,613      419,308      372,077     272,714
NET ASSETS
   Beginning of Period.................................     171,128   157,730    7,340,344    6,921,036    2,543,979   2,271,265
                                                        -----------  --------  -----------  -----------  -----------  ----------
   End of Period.......................................   $ 189,651  $171,128  $ 7,988,957  $ 7,340,344  $ 2,916,056  $2,543,979
                                                        ===========  ========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................       1,408     5,163       37,430      100,905       29,116      56,950
   Shares Issued in Lieu of Cash Distributions.........         222        33        3,709        5,526        1,911       1,349
   Shares Redeemed.....................................      (1,780)   (5,148)     (43,394)     (98,393)     (24,372)    (46,106)
   Shares Reduced by Reverse Stock Split (Note
     G)................................................          --        --           --           --           --          (9)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................        (150)       48       (2,255)       8,038        6,655      12,184
                                                        ===========  ========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                 $     754  $  1,903  $    19,055  $    20,676  $     3,779  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. SMALL                 U.S. CORE                 U.S. CORE
                                              CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO        EQUITY 2 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,590  $    44,197  $    35,220  $    51,991  $    51,730  $    80,421
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          --           --           36           --          105           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     199,092      215,171       14,736       31,974       50,158       69,078
       Futures............................         628         (825)          --           --           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     539,736      112,710      431,153      116,761      602,868      192,966
       Futures............................        (536)         536           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     763,510      371,789      481,145      200,726      704,861      342,465
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (20,289)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
   Net Long-Term Gains:...................
       Institutional Class Shares.........     (89,379)          --           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............    (109,668)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     566,458    1,194,011      766,720    1,193,672      669,419    1,575,775
   Shares Issued in Lieu of Cash
     Distributions........................     103,444       39,640       29,484       45,486       41,410       76,923
   Shares Redeemed........................    (774,632)  (1,577,930)    (375,004)    (556,060)    (550,722)  (1,086,755)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    (104,730)    (344,279)     421,200      683,098      160,107      565,943
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     549,112      (14,414)     869,971      834,002      822,371      829,539
NET ASSETS
   Beginning of Period....................   6,540,863    6,555,277    3,731,411    2,897,409    5,819,906    4,990,367
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 7,089,975  $ 6,540,863  $ 4,601,382  $ 3,731,411  $ 6,642,277  $ 5,819,906
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      22,857       48,190       67,996      108,434       60,128      144,791
   Shares Issued in Lieu of Cash
     Distributions........................       4,641        1,639        2,709        4,215        3,865        7,192
   Shares Redeemed........................     (31,457)     (62,955)     (33,454)     (51,146)     (49,629)     (99,493)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (3,959)     (13,126)      37,251       61,503       14,364       52,490
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     5,159  $       858  $    11,205  $     8,359  $    16,734  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. VECTOR                U.S. SMALL                U.S. MICRO
                                               EQUITY PORTFOLIO            CAP PORTFOLIO              CAP PORTFOLIO
                                           ------------------------  ------------------------   ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011         2012          2011
                                           -----------  -----------  -----------  -----------   -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    13,687  $    20,309  $    23,003  $    33,067   $    17,599  $    23,621
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          18           --           --           --            --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      34,151       46,999      144,019      211,228       147,503      234,404
       Futures............................        (850)          --           --          929            --           --
       In-Kind Redemptions................          --           --           --      126,527*           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     170,239       18,243      268,274      (60,488)      187,622       32,818
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     217,245       85,551      435,296      311,263       352,724      290,843
                                           -----------  -----------  -----------  -----------   -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Distributions.............     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     195,779      551,321      438,321    1,118,116       219,424      509,041
   Shares Issued in Lieu of Cash
     Distributions........................      12,076       19,400       13,557       30,271        11,737       22,542
   Shares Redeemed........................    (292,882)    (343,081)    (358,624)  (1,047,988)*    (279,890)    (719,326)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     (85,027)     227,640       93,254      100,399       (48,729)    (187,743)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     119,947      293,472      513,913      378,866       291,553       79,433
NET ASSETS
   Beginning of Period....................   1,851,895    1,558,423    3,770,323    3,391,457     3,257,719    3,178,286
                                           -----------  -----------  -----------  -----------   -----------  -----------
   End of Period.......................... $ 1,971,842  $ 1,851,895  $ 4,284,236  $ 3,770,323   $ 3,549,272  $ 3,257,719
                                           ===========  ===========  ===========  ===========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      18,026       51,309       20,287       52,474        15,722       37,458
   Shares Issued in Lieu of Cash
     Distributions........................       1,192        1,845          674        1,457           916        1,695
   Shares Redeemed........................     (26,732)     (31,749)     (16,466)     (48,404)      (20,140)     (52,370)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (7,514)      21,405        4,495        5,527        (3,502)     (13,217)
                                           ===========  ===========  ===========  ===========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     4,973  $     3,557  $     9,849  $     1,483   $     8,356  $     3,199

--------
*  See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA REAL ESTATE              LARGE CAP               INTERNATIONAL
                                                  SECURITIES               INTERNATIONAL              CORE EQUITY
                                                   PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    38,917  $    51,146  $    31,458  $    55,392  $    85,573  $   161,011
   Capital Gain Distributions
     Received from Investment
     Securities...........................       8,786       13,117           --           --           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (1,870)     (39,946)     (10,627)     (12,846)     (19,641)      28,431
       Futures............................         (46)          --           --           --           --           --
       Foreign Currency
         Transactions*....................          --           --         (250)         187         (398)        (191)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................     404,906      277,359       49,373     (133,116)     160,136     (525,986)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --          214         (205)         662         (476)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     450,693      301,676       70,168      (90,588)     226,332     (337,211)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     392,881      685,272      397,760      463,836      930,584    1,663,723
   Shares Issued in Lieu of Cash
     Distributions........................      37,296       38,998       20,547       51,857       55,386      154,934
   Shares Redeemed........................    (341,929)    (576,605)    (214,994)    (283,535)    (627,352)    (791,266)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      88,248      147,665      203,313      232,158      358,618    1,027,391
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     500,386      409,095      251,871       87,463      527,493      528,895
NET ASSETS
   Beginning of Period....................   3,098,647    2,689,552    1,704,149    1,616,686    5,395,884    4,866,989
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 3,599,033  $ 3,098,647  $ 1,956,020  $ 1,704,149  $ 5,923,377  $ 5,395,884
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      16,384       30,656       22,489       23,919       95,327      153,758
   Shares Issued in Lieu of Cash
     Distributions........................       1,712        1,817        1,204        2,658        5,892       14,162
   Shares Redeemed........................     (14,384)     (25,853)     (12,190)     (14,657)     (65,758)     (73,947)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       3,712        6,620       11,503       11,920       35,461       93,973
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $    14,891  $    14,529  $    15,573  $     5,275  $    41,482  $    13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL            JAPANESE            ASIA PACIFIC
                                                SMALL COMPANY          SMALL COMPANY         SMALL COMPANY
                                                  PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           ----------------------  --------------------  --------------------
                                           SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                              ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                              2012        2011        2012       2011       2012       2011
                                           ----------- ----------  ----------- --------  ----------- --------
                                           (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   68,962  $  146,577   $  3,016   $  2,693   $  2,606   $  4,845
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420     205,897     (4,809)    (5,587)     6,945      8,959
       Futures............................         --        (271)        --         --         --         --
       Foreign Currency
         Transactions*....................       (134)       (103)       (19)        14         (1)        85
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293    (571,803)    20,155     13,164      4,323    (21,184)
       Futures............................         --          --         --         --         --         --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501        (340)       151        (61)       (19)        18
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................    366,042    (220,043)    18,494     10,223     13,854     (7,277)
                                           ----------- ----------  ----------- --------  ----------- --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (69,996)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
   Net Long-Term Gains:
       Institutional Class Shares.........   (108,621)         --         --         --         --         --
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Distributions.............   (178,617)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
                                           ----------- ----------  ----------- --------  ----------- --------
Capital Share Transactions (1):
   Shares Issued..........................    581,758   1,380,524    159,880     74,211     66,937     54,555
   Shares Issued in Lieu of Cash
     Distributions........................    172,326     171,227      1,392      2,020      5,363      6,350
   Shares Redeemed........................   (574,856)   (829,801)   (19,240)   (35,962)   (16,748)   (38,913)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    179,228     721,950    142,032     40,269     55,552     21,992
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Increase
            (Decrease) in Net
            Assets........................    366,653     322,421    158,976     48,187     63,507      7,751
NET ASSETS
   Beginning of Period....................  5,834,015   5,511,594    163,120    114,933    139,262    131,511
                                           ----------- ----------  ----------- --------  ----------- --------
   End of Period.......................... $6,200,668  $5,834,015   $322,096   $163,120   $202,769   $139,262
                                           =========== ==========  =========== ========  =========== ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     39,295      81,929     10,052      4,725      3,067      2,200
   Shares Issued in Lieu of Cash
     Distributions........................     12,621      10,276         91        133        259        249
   Shares Redeemed........................    (39,131)    (50,113)    (1,206)    (2,288)      (757)    (1,533)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     12,785      42,092      8,937      2,570      2,569        916
                                           =========== ==========  =========== ========  =========== ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESSOF NET INVESTMENT INCOME)          $    5,342  $    6,376   $  2,507   $  1,041   $ (2,246)  $  1,047

--------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               UNITED KINGDOM          CONTINENTAL          DFA INTERNATIONAL
                                               SMALL COMPANY          SMALL COMPANY       REAL ESTATE SECURITIES
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------  -----------------------
                                           SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS      YEAR
                                              ENDED      ENDED       ENDED      ENDED       ENDED       ENDED
                                            APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,    OCT. 31,
                                              2012        2011       2012        2011       2012         2011
                                           -----------  --------  -----------  --------  -----------  ----------
                                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:...............................
   Net Investment Income (Loss)...........     $   383   $ 1,146     $  1,413  $  3,026   $   32,235  $   58,347
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........          67     1,011         (436)    3,433      (32,108)    (74,845)
       Futures............................          --        --           --       (16)          --          --
       Foreign Currency
         Transactions.....................          (2)        1           (7)      (34)         176         223
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................       3,897    (2,107)       1,405   (21,048)      87,053       3,153
       Translation of Foreign
         Currency Denominated
         Amounts..........................           1         2          (13)        3          264         (99)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       4,346        53        2,362   (14,636)      87,620     (13,221)
                                           -----------  --------  -----------  --------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Distributions.............        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................       1,030     3,802        9,052    18,358      225,264     322,549
   Shares Issued in Lieu of Cash
     Distributions........................         430       818          325     2,856       53,300     106,188
   Shares Redeemed........................      (8,815)   (3,484)      (8,274)  (13,670)    (133,526)   (206,576)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      (7,355)    1,136        1,103     7,544      145,038     222,161
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................      (3,581)      118        3,033   (10,654)     178,628     101,602
NET ASSETS
   Beginning of Period....................      33,869    33,751      117,452   128,106    1,060,156     958,554
                                           -----------  --------  -----------  --------  -----------  ----------
   End of Period..........................     $30,288   $33,869     $120,485  $117,452   $1,238,784  $1,060,156
                                           ===========  ========  ===========  ========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................          43       158          638     1,086       48,140      62,870
   Shares Issued in Lieu of Cash
     Distributions........................          20        33           25       164       12,309      21,940
   Shares Redeemed........................        (360)     (138)        (595)     (801)     (29,077)    (40,236)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................        (297)       53           68       449       31,372      44,574
                                           ===========  ========  ===========  ========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $    90   $   279     $  1,008  $     27   $  (75,062) $  (53,267)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA GLOBAL             DFA INTERNATIONAL          INTERNATIONAL
                                            REAL ESTATE SECURITIES        SMALL CAP VALUE           VECTOR EQUITY
                                                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                           ------------------------  ------------------------  -----------------------
                                            SIX MONTHS       YEAR    SIX MONTHS       YEAR     SIX MONTHS
                                               ENDED        ENDED       ENDED        ENDED        ENDED     YEAR ENDED
                                             APRIL 30,     OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                               2012          2011       2012          2011        2012         2011
                                           -----------    ---------  -----------  -----------  -----------  ----------
                                            (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,321    $  37,948  $    83,371  $   168,945  $     6,815  $   11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (2,736)      (4,706)     178,349      146,129        2,342       6,572
       Foreign Currency
         Transactions*....................          --           --       (5,662)         115          (64)        126
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................      90,971        1,312      246,273     (659,162)      18,027     (47,642)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --        1,206         (833)          50         (27)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     112,556       34,554      503,537     (344,806)      27,170     (29,403)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (25,716)     (41,423)     (63,607)    (182,741)      (4,264)    (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.........          --           --      (11,429)          --           --          --
   Net Long-Term Gains:
       Institutional Class Shares.........          --           --     (126,221)    (138,537)      (6,473)     (2,419)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Distributions.............     (25,716)     (41,423)    (201,257)    (321,278)     (10,737)    (14,193)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................     229,364      372,793      866,491    1,422,232      157,966     139,795
   Shares Issued in Lieu of Cash
     Distributions........................      25,115       40,672      190,535      303,336       10,257      13,500
   Shares Redeemed........................     (81,142)    (232,709)    (659,836)  (1,255,658)     (62,609)    (62,242)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     173,337      180,756      397,190      469,910      105,614      91,053
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................     260,177      173,887      699,470     (196,174)     122,047      47,457
NET ASSETS
   Beginning of Period....................     869,348      695,461    7,459,144    7,655,318      410,580     363,123
                                           -----------    ---------  -----------  -----------  -----------  ----------
   End of Period.......................... $ 1,129,525    $ 869,348  $ 8,158,614  $ 7,459,144  $   532,627  $  410,580
                                           ===========    =========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      27,938       45,423       58,880       86,184       17,910      13,326
   Shares Issued in Lieu of Cash
     Distributions........................       3,385        5,345       14,145       18,285        1,211       1,293
   Shares Redeemed........................     (10,143)     (28,834)     (45,919)     (75,870)      (6,988)     (5,988)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      21,180       21,934       27,106       28,599       12,133       8,631
                                           ===========    =========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $      (218) $     1,177  $    41,638  $    21,874  $     3,333  $      782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $10, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY
                                               WORLD EX U.S.      HEDGED GLOBAL EQUITY      EMERGING MARKETS
                                              VALUE PORTFOLIO          PORTFOLIO               PORTFOLIO
                                           ---------------------  --------------------  -----------------------
                                                                         PERIOD
                                           SIX MONTHS     YEAR          NOV. 14,        SIX MONTHS      YEAR
                                              ENDED      ENDED         2011(a) TO          ENDED       ENDED
                                            APRIL 30,   OCT. 31,       APRIL 30,         APRIL 30,    OCT. 31,
                                              2012        2011            2012             2012         2011
                                           -----------  --------  --------------------  -----------  ----------
                                           (UNAUDITED)                (UNAUDITED)       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........     $   666   $ 1,131               $   165   $   16,180  $   49,480
   Capital Gain Distributions
     Received from Affiliated
     Investment Companies.................          80        48                    --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........        (222)   (6,148)                   --       19,769      94,878
       Futures............................          --        --                    43           --          --
       Foreign Currency
         Transactions*....................          (6)       (4)                  106         (445)     (1,059)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................         970    (1,774)                1,584       80,559    (309,714)
       Futures............................          --        --                    13           --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................           5       (13)                  (44)         (33)       (109)
   Change in Deferred Thailand
     Capital Gains Tax....................          --         3                    --           --       4,215
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       1,493    (6,757)                1,867      116,030    (162,309)
                                           -----------  --------  --------------------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (474)   (1,006)                 (140)     (14,060)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.........          (7)      (19)                   --           --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.........          --      (195)                   --      (90,351)   (136,141)
                                           -----------  --------  --------------------  -----------  ----------
          Total Distributions.............        (481)   (1,220)                 (140)    (104,411)   (178,997)
                                           -----------  --------  --------------------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................      11,564    32,244                22,877      492,070     668,299
   Shares Issued in Lieu of Cash
     Distributions........................         472     1,211                   140       96,716     164,271
   Shares Redeemed........................      (4,913)   (7,929)                  (15)    (236,364)   (550,727)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................       7,123    25,526                23,002      352,422     281,843
                                           -----------  --------  --------------------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................       8,135    17,549                24,729      364,041     (59,463)
NET ASSETS
   Beginning of Period....................      47,165    29,616                    --    2,313,035   2,372,498
                                           -----------  --------  --------------------  -----------  ----------
   End of Period..........................     $55,300   $47,165               $24,729   $2,677,076  $2,313,035
                                           ===========  ========  ====================  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................       1,213     2,801                 2,265       19,410      22,995
   Shares Issued in Lieu of Cash
     Distributions........................          52       108                    15        4,096       5,590
   Shares Redeemed........................        (488)     (782)                   (2)      (9,268)    (18,667)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................         777     2,127                 2,278       14,238       9,918
                                           ===========  ========  ====================  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $   360   $   168               $    25   $    8,233  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       EMERGING MARKETS                                  EMERGING MARKETS
                                                           SMALL CAP            EMERGING MARKETS            CORE EQUITY
                                                           PORTFOLIO             VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  ------------------------  ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                                       ENDED      ENDED        ENDED        ENDED        ENDED      ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012        2011        2012          2011        2012        2011
                                                    ----------- ----------  -----------  -----------  ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   12,478  $   36,127  $    79,303  $   259,300  $   43,133  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     56,146      27,050      160,100      193,129       6,759      20,186
       Futures.....................................       (812)         --           --           --       2,698          --
       Foreign Currency Transactions*..............     (1,261)     (1,258)      (2,843)      (3,612)     (1,095)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     56,008    (354,184)     117,619   (2,865,375)    231,237    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (85)        (31)         (14)          (5)       (265)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079          --       5,965
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    122,474    (288,763)     354,165   (2,400,484)    282,467    (595,110)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --         (632)        (532)         --          --
       Institutional Class Shares..................    (13,800)    (33,950)    (103,253)    (223,890)    (38,445)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)         --          --
       Institutional Class Shares..................         --          --           --      (67,767)         --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)         --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Distributions......................    (50,912)    (92,309)    (293,091)    (771,699)    (38,445)    (86,292)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    668,954     694,159    3,200,747    6,491,870   2,569,664   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     45,238      74,466      269,854      711,366      34,616      77,358
   Shares Redeemed.................................   (100,325)   (387,846)  (1,363,201)  (1,805,221)   (572,899)   (732,430)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    613,867     380,779    2,107,400    5,398,015   2,031,381   1,868,993
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    685,429        (293)   2,168,474    2,225,832   2,275,403   1,187,591
NET ASSETS
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538   5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  ----------  ----------
   End of Period................................... $2,518,174  $1,832,745  $15,976,844  $13,808,370  $7,642,876  $5,367,473
                                                    ==========  ==========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     33,808      31,956      111,865      190,904     136,831     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      2,550       3,241       10,435       20,921       2,000       3,743
   Shares Redeemed.................................     (5,236)    (18,437)     (47,841)     (55,156)    (31,427)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     31,122      16,760       74,459      137,061     107,404      90,323
                                                    ==========  ==========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).......................................... $       74  $    1,396  $     9,288  $    33,870  $   19,968  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------------
                                                                                       PERIOD
                                     SIX MONTHS        YEAR      YEAR      YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED     ENDED     ENDED       2007 TO          ENDED        ENDED
                                      APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                                        2012           2011      2010      2009        2008             2007         2006
                                     -----------     --------  --------  --------    ---------        --------     --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................    $   8.15     $   7.53  $   6.48  $   6.47     $  10.91        $  10.95     $   9.82
                                     -----------     --------  --------  --------    ---------        --------     --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.03         0.07      0.07      0.05         0.39            0.30         0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.01         0.56      1.05      0.61        (3.74)           0.45         1.19
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total From Investment Operations.        1.04         0.63      1.12      0.66        (3.35)           0.75         1.31
                                     -----------     --------  --------  --------    ---------        --------     --------
Less Distributions
------------------
  Net Investment Income.............       (0.09)       (0.01)    (0.07)    (0.59)       (0.36)          (0.36)       (0.18)
  Net Realized Gains................          --           --        --     (0.06)       (0.73)          (0.43)          --
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total Distributions..............       (0.09)       (0.01)    (0.07)    (0.65)       (1.09)          (0.79)       (0.18)
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Asset Value, End of Period......    $   9.10     $   8.15  $   7.53  $   6.48     $   6.47        $  10.91     $  10.95
                                     ===========     ========  ========  ========    =========        ========     ========
Total Return........................       12.90%(C)     8.41%    17.40%    12.23%      (33.89)%(C)       7.13%       13.52%
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Assets, End of Period
  (thousands).......................    $189,651     $171,128  $157,730  $165,231     $200,331        $337,050     $347,216
Ratio of Expenses to Average Net
  Assets............................        0.26%(B)     0.26%     0.26%     0.29%**      0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment Income to
  Average Net Assets................        0.79%(B)     0.86%     0.98%     0.86%        4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate.............          40%(C)      140%       78%       46%*        N/A             N/A          N/A

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                              PERIOD
                              SIX MONTHS          YEAR           YEAR           YEAR          DEC. 1,            YEAR
                                ENDED            ENDED          ENDED          ENDED         2007 TO            ENDED
                               APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,          NOV. 30,
                                2012              2011           2010           2009           2008              2007
                             -----------       ----------     ----------     ----------     ----------        ----------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period................. $    19.29        $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                             -----------       ----------     ----------     ----------     ----------        ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.20              0.33           0.33           0.31           0.36              0.33
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       1.83              0.70           2.76           1.28          (8.83)            (0.43)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total From Investment
     Operations.............       2.03              1.03           3.09           1.59          (8.47)            (0.10)
                             -----------       ----------     ----------     ----------     ----------        ----------
Less Distributions
------------------
  Net Investment Income.....      (0.20)            (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
  Net Realized Gains........         --                --             --          (0.02)         (1.04)            (0.54)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total Distributions......      (0.20)            (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Asset Value, End of
  Period.................... $    21.12        $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
                             ===========       ==========     ==========     ==========     ==========        ==========
Total Return................      10.64%(C)          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Assets, End of Period
  (thousands)............... $7,988,957        $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
  Average Net Assets........       0.28%(B)(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.99%(B)          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.....        N/A               N/A            N/A            N/A            N/A               N/A

                             -----------

                                YEAR
                               ENDED
                              NOV. 30,
                                2006
                             ----------

Net Asset Value, Beginning
  of Period................. $    21.93
                             ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.38
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.50
                             ----------
   Total From Investment
     Operations.............       3.88
                             ----------
Less Distributions
------------------
  Net Investment Income.....      (0.35)
  Net Realized Gains........      (0.06)
                             ----------
   Total Distributions......      (0.41)
                             ----------
Net Asset Value, End of
  Period.................... $    25.40
                             ==========
Total Return................      17.97%
                             ----------
Net Assets, End of Period
  (thousands)............... $6,410,086
Ratio of Expenses to
  Average Net Assets........       0.28%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.64%
Portfolio Turnover Rate.....        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JAN. 31,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.32      $ 14.75   $ 11.73   $ 10.92      $ 14.69
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.07         0.10      0.07      0.12         0.13
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.68         0.60      3.07      0.87        (3.76)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.75         0.70      3.14      0.99        (3.63)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.06)       (0.10)    (0.12)    (0.18)       (0.14)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.18)       (0.13)    (0.12)    (0.18)       (0.14)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.89      $ 15.32   $ 14.75   $ 11.73      $ 10.92
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.57%(C)     4.69%    26.93%     9.36%      (24.96)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $48,897      $45,132   $41,316   $31,393      $25,599
Ratio of Expenses to Average Net Assets.........        0.48%(B)     0.48%     0.49%     0.52%        0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.84%(B)     0.61%     0.59%     1.12%        1.24%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JUNE 30,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.31      $ 14.76   $ 11.74   $ 10.91      $ 13.94
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.06         0.07      0.05      0.10         0.05
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.67         0.60      3.07      0.88        (3.02)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.73         0.67      3.12      0.98        (2.97)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.05)       (0.09)    (0.10)    (0.15)       (0.06)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.17)       (0.12)    (0.10)    (0.15)       (0.06)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.87      $ 15.31   $ 14.76   $ 11.74      $ 10.91
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.47%(C)     4.50%    26.66%     9.23%      (21.40)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $12,516      $10,918   $ 5,967   $ 2,930      $ 1,715
Ratio of Expenses to Average Net Assets.........        0.63%(B)     0.63%     0.64%     0.67%        0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.70%(B)     0.42%     0.44%     0.91%        1.35%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------
                                                                              PERIOD
                           SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,        YEAR           YEAR
                              ENDED        ENDED       ENDED       ENDED     2007 TO        ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,      NOV. 30,       NOV. 30,
                              2012          2011        2010        2009       2008          2007           2006
-                         -----------    ----------  ----------  ----------  --------      --------       --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    15.32     $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                          -----------    ----------  ----------  ----------  --------      --------       --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.08           0.12        0.09        0.12      0.18          0.20           0.21
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.67           0.59        3.06        0.88     (4.68)        (1.32)          2.84
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total From Investment
     Operations..........       1.75           0.71        3.15        1.00     (4.50)        (1.12)          3.05
                          -----------    ----------  ----------  ----------  --------      --------       --------
Less Distributions
------------------
  Net Investment Income..      (0.06)         (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
  Net Realized Gains.....      (0.12)         (0.03)         --          --     (0.40)        (1.48)         (1.44)
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total Distributions...      (0.18)         (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of
  Period................. $    16.89     $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                          ===========    ==========  ==========  ==========  ========      ========       ========
Total Return.............      11.63%(C)       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Assets, End of
  Period (thousands)..... $2,854,643     $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.94%(B)       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate..         11%(C)         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                       U.S. SMALL CAP VALUE PORTFOLIO
                    ------------------------------------------------------------------------------------------------
                                                                          PERIOD
                     SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,             YEAR           YEAR
                        ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                      APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                        2012          2011        2010         2009        2008               2007           2006
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period........... $    23.50     $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Income From
Investment
Operations
-----------
  Net
   Investment
   Income
   (Loss)(A).......       0.09           0.16        0.09        0.04          0.18              0.30           0.28
  Net Gains
   (Losses) on
   Securities
   (Realized
   and
   Unrealized).....       2.65           1.00        4.79        1.54         (7.86)            (2.72)          5.06
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total From
     Investment
     Operations....       2.74           1.16        4.88        1.58         (7.68)            (2.42)          5.34
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Less
Distributions
-------------
  Net
   Investment
   Income..........      (0.07)         (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
  Net Realized
   Gains...........      (0.33)            --          --          --         (2.27)            (2.40)         (2.26)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total
     Distributions.      (0.40)         (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Asset
  Value, End
  of Period........ $    25.84     $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                    ===========    ==========  ==========  ==========    ==========        ==========     ==========
Total Return.......      11.93%(C)       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)...... $7,089,975     $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of
  Expenses to
  Average Net
  Assets...........       0.53%(B)       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...........       0.73%(B)       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio
  Turnover
  Rate.............          7%(C)         14%         19%         21%+         N/A               N/A            N/A

--------
*   For the period March 30, 2007 through November 30, 2007. Effective
    March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR       YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED      ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,   NOV. 30,
                                         2012          2011        2010        2009       2008             2007       2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.78     $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.10           0.17        0.15        0.15        0.17            0.19      0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.21           0.59        1.61        0.73       (4.03)           0.35      1.28
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.       1.31           0.76        1.76        0.88       (3.86)           0.54      1.45
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
  Net Realized Gains................         --             --          --          --          --           (0.03)       --
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total Distributions..............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period...... $    12.00     $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                     ==========     ==========  ==========  ==========  ==========      ==========  ========
Total Return........................      12.25%(C)       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)....................... $4,601,382     $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net
  Assets............................       0.20%(B)       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets................       1.71%(B)       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.............          2%(C)          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012          2011        2010        2009       2008             2007        2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.61     $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.09           0.16        0.14        0.14        0.17            0.19        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.18           0.54        1.64        0.66       (4.04)           0.13        1.40
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.       1.27           0.70        1.78        0.80       (3.87)           0.32        1.57
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
  Net Realized Gains................         --             --          --          --          --           (0.03)         --
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total Distributions..............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period...... $    11.80     $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                     ===========    ==========  ==========  ==========  ==========      ==========  ==========
Total Return........................      12.02%(C)       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)....................... $6,642,277     $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net
  Assets............................       0.22%(B)       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets................       1.68%(B)       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.............          3%(C)          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. VECTOR EQUITY PORTFOLIO
                              ---------------------------------------------------------------------------------------
                                                                                     PERIOD                    PERIOD
                               SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                  ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                  2012           2011        2010        2009         2008         2007         2006
                              -----------     ----------  ----------  ----------  --------      --------   ----------
                               (UNAUDITED)
Net Asset Value,
  Beginning of Period........  $    10.28     $     9.82  $     8.03  $     7.48  $  11.38      $  11.79     $  10.00
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)...............        0.08           0.12        0.10        0.11      0.15          0.16         0.13
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............        1.13           0.46        1.79        0.57     (3.89)        (0.25)        1.73
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total From
         Investment
         Operations..........        1.21           0.58        1.89        0.68     (3.74)        (0.09)        1.86
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Less Distributions
------------------
   Net Investment Income.....       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.14)       (0.07)
   Net Realized Gains........          --             --          --          --        --         (0.18)          --
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total
         Distributions.......       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.32)       (0.07)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, End of
  Period.....................  $    11.42     $    10.28  $     9.82  $     8.03  $   7.48      $  11.38     $  11.79
                              ===========     ==========  ==========  ==========  ========      ========   ==========
Total Return.................       11.84%(C)       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%      18.65%(C)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Assets, End of
  Period (thousands).........  $1,971,842     $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742     $403,312
Ratio of Expenses to
  Average Net Assets.........        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.34%        0.36%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees)....        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.33%        0.39%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.41%(B)       1.11%       1.13%       1.60%     1.66%(B)      1.29%        1.24%(B)(E)
Portfolio Turnover Rate......           6%(C)         10%         11%         11%       11%(C)        14%          24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
-                         -----------    ----------  ----------  ----------    ----------        ----------     ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    20.55     $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.12           0.18        0.13        0.06          0.14              0.21           0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       2.20           1.49        4.17        1.65         (6.08)            (0.66)          2.84
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       2.32           1.67        4.30        1.71         (5.94)            (0.45)          3.01
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.08)         (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
  Net Realized Gains.....         --             --          --          --         (1.18)            (1.16)         (1.17)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.08)         (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    22.79     $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      11.34%(C)       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $4,284,236     $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.15%(B)       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate..          8%(C)         23%         19%         17%*         N/A               N/A            N/A

                                                                U.S. MICRO CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
                          -----------    ----------  ----------  ----------    ----------        ----------     ----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period ... $    13.24     $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.07           0.09        0.06        0.03          0.10              0.14           0.10
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.37           0.99        2.68        0.54         (4.32)            (0.69)          2.04
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       1.44           1.08        2.74        0.57         (4.22)            (0.55)          2.14
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.05)         (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
  Net Realized Gains.....         --             --          --          --         (1.26)            (1.35)         (1.14)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.05)         (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    14.63     $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      10.94%(C)       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $3,549,272     $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to
  Average Net Assets.....       0.53%(B)       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.04%(B)       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate..          8%(C)         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                      SIX MONTHS        YEAR        YEAR        YEAR      DEC. 1,            YEAR        YEAR
                                         ENDED         ENDED       ENDED       ENDED     2007 TO            ENDED       ENDED
                                       APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,          NOV. 30,    NOV. 30,
                                         2012           2011        2010        2009       2008              2007        2006
                                     -----------     ----------  ----------  ----------  ----------      ----------   ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    23.25     $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.29           0.40        0.58        0.58        0.64            0.62         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.02           1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total From Investment Operations.        3.31           2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
------------------
  Net Investment Income.............       (0.29)         (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
  Net Realized Gains................          --             --          --          --       (2.10)          (0.88)       (0.41)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total Distributions..............       (0.29)         (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period......  $    26.27     $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                      ==========     ==========  ==========  ==========  ==========      ==========   ==========
Total Return........................       14.50%(C)      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands).......................  $3,599,033     $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets............................        0.27%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.28%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets................        2.43%(B)       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate.............           0%(C)          3%          2%          2%         13%(C)          17%          10%

                                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    17.91     $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.30           0.63         0.48        0.48        0.68            0.68        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.34          (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.64          (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.21)         (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
  Net Realized Gains................          --             --           --          --       (0.35)             --          --
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.21)         (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    18.34     $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        3.68%(C)      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $1,956,020     $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets............................        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets................        3.44%(B)       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate.............           2%(C)          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                              PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                         ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                         2012            2011        2010        2009          2008          2007       2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $     9.89     $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.15           0.33         0.23        0.23        0.37            0.35      0.28
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.26          (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.        0.41          (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.10)         (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
  Net Realized Gains................          --             --           --          --       (0.15)          (0.04)       --
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total Distributions..............       (0.10)         (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period......  $    10.20     $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                      ==========     ==========   ==========  ==========  ==========      ==========  ========
Total Return........................        4.28%(C)      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands).......................  $5,923,377     $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net
  Assets............................        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to
  Average Net Assets................        3.13%(B)       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate.............           4%(C)          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    15.21     $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.18           0.40         0.28        0.28        0.44            0.43        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.71          (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.89          (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.18)         (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
  Net Realized Gains................       (0.28)            --           --          --       (1.17)          (0.67)      (0.78)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.46)         (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.64     $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.33%(C)      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $6,200,668     $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net
  Assets (D)........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D).........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets................        2.36%(B)       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                                               PERIOD
                                                SIX MONTHS        YEAR      YEAR      YEAR     DEC. 1,         YEAR       YEAR
                                                   ENDED         ENDED     ENDED     ENDED    2007 TO         ENDED      ENDED
                                                 APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       NOV. 30,   NOV. 30,
                                                   2012           2011      2010      2009      2008           2007       2006
                                                -----------     --------  --------  --------  --------      --------   --------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........    $  15.24     $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                                   --------     --------  --------  --------  --------      --------   --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)..............        0.20         0.27      0.22      0.22      0.29          0.27       0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized).............................        1.09         1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                                   --------     --------  --------  --------  --------      --------   --------
   Total From Investment Operations............        1.29         1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                                   --------     --------  --------  --------  --------      --------   --------
Less Distributions
------------------
  Net Investment Income........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
  Net Realized Gains...........................          --           --        --        --        --            --         --
                                                   --------     --------  --------  --------  --------      --------   --------
   Total Distributions.........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                                   --------     --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.................    $  16.40     $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                                   ========     ========  ========  ========  ========      ========   ========
Total Return...................................        8.32%(C)     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                                   --------     --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)..........    $322,096     $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets (D)....        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees) (D).............................        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.52%(B)     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS       YEAR        YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................    $  23.04     $  25.64   $  20.59  $  11.67   $ 28.73      $  20.26   $ 15.28
                                     -----------     --------   --------  --------  --------      --------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.34         0.85       0.69      0.50      0.83          0.79      0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.05        (2.16)      4.99      8.95    (17.04)         8.43      4.92
                                     -----------     --------   --------  --------  --------      --------  --------
   Total From Investment Operations.        1.39        (1.31)      5.68      9.45    (16.21)         9.22      5.56
                                     -----------     --------   --------  --------  --------      --------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
  Net Realized Gains................          --           --         --        --        --            --        --
  Return of Capital.................          --           --         --        --        --            --        --
                                     -----------     --------   --------  --------  --------      --------  --------
   Total Distributions..............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
                                     -----------     --------   --------  --------  --------      --------  --------
Net Asset Value, End of Period......    $  23.54     $  23.04   $  25.64  $  20.59   $ 11.67      $  28.73   $ 20.26
                                     ===========     ========   ========  ========  ========      ========  ========
Total Return........................        6.62%(C)    (5.59)%    28.36%    84.11%   (57.94)%(C)    46.55%    37.52%
                                     -----------     --------   --------  --------  --------      --------  --------
Net Assets, End of Period
  (thousands)                           $202,769     $139,262   $131,511  $101,853   $64,044      $146,307   $71,537
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.63%     0.65%     0.62%(B)      0.62%     0.64%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.60%(B)     0.60%      0.61%     0.65%     0.61%(B)      0.59%     0.64%
Ratio of Net Investment Income to
  Average Net Assets................        3.04%(B)     3.34%      3.14%     3.53%     3.85%(B)      3.13%     3.68%

                                                          UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS        YEAR       YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................     $ 23.44      $ 24.24    $ 19.83   $ 14.27   $ 31.29       $ 32.97   $ 24.65
                                         -------      -------    -------   -------   -------       -------   -------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.28         0.82       0.50      0.55      0.77          0.78      0.61
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.07        (0.85)      4.41      5.44    (15.84)        (0.08)     9.61
                                         -------      -------    -------   -------   -------       -------   -------
   Total From Investment Operations.        3.35        (0.03)      4.91      5.99    (15.07)         0.70     10.22
                                         -------      -------    -------   -------   -------       -------   -------
Less Distributions
------------------
  Net Investment Income.............       (0.41)       (0.77)     (0.50)    (0.43)    (0.72)        (1.03)    (0.68)
  Net Realized Gains................          --           --         --        --     (1.22)        (1.35)    (1.22)
  Return of Capital.................          --           --         --        --     (0.01)           --        --
                                         -------      -------    -------   -------   -------       -------   -------
   Total Distributions..............       (0.41)       (0.77)     (0.50)    (0.43)    (1.95)        (2.38)    (1.90)
                                         -------      -------    -------   -------   -------       -------   -------
Net Asset Value, End of Period......     $ 26.38      $ 23.44    $ 24.24   $ 19.83   $ 14.27       $ 31.29   $ 32.97
                                         =======      =======    =======   =======   =======       =======   =======
Total Return........................       14.72%(C)    (0.28)%    25.37%    42.81%   (50.97)%(C)     1.94%    44.15%
                                         -------      -------    -------   -------   -------       -------   -------
Net Assets, End of Period
  (thousands)                            $30,288      $33,869    $33,751   $27,863   $25,883       $37,139   $31,808
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.60%     0.61%     0.59%(B)      0.59%     0.60%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.66%(B)     0.62%      0.64%     0.70%     0.65%(B)      0.62%     0.67%
Ratio of Net Investment Income to
  Average Net Assets................        2.42%(B)     3.26%      2.39%     3.62%     3.41%(B)      2.28%     2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                     PERIOD
                          SIX MONTHS          YEAR         YEAR         YEAR         DEC. 1,         YEAR         YEAR
                            ENDED             ENDED        ENDED        ENDED       2007 TO          ENDED        ENDED
                           APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                             2012              2011         2010         2009         2008            2007         2006
                          -----------        --------     --------     --------     --------        --------     --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  14.66        $  16.93     $  15.02     $  10.73      $ 22.95        $  20.47      $ 15.78
                          -----------        --------     --------     --------     --------        --------     --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.18            0.39         0.27         0.28         0.52            0.40         0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.12           (2.20)        1.89         4.29       (11.32)           3.00         6.28
                          -----------        --------     --------     --------     --------        --------     --------
   Total From Investment
     Operations..........        0.30           (1.81)        2.16         4.57       (10.80)           3.40         6.59
                          -----------        --------     --------     --------     --------        --------     --------
Less Distributions
------------------
  Net Investment Income..       (0.05)          (0.46)       (0.25)       (0.28)       (0.45)          (0.38)       (0.34)
  Net Realized Gains.....          --              --           --           --        (0.96)          (0.54)       (1.56)
  Return of Capital......          --              --           --           --        (0.01)             --           --
                          -----------        --------     --------     --------     --------        --------     --------
   Total Distributions...       (0.05)          (0.46)       (0.25)       (0.28)       (1.42)          (0.92)       (1.90)
                          -----------        --------     --------     --------     --------        --------     --------
Net Asset Value, End of
  Period.................    $  14.91        $  14.66     $  16.93     $  15.02      $ 10.73        $  22.95      $ 20.47
                          ===========        ========     ========     ========     ========        ========     ========
Total Return.............        2.13%(C)      (11.09)%      14.85%       43.12%      (49.89)%(C)      16.99%       46.33%
                          -----------        --------     --------     --------     --------        --------     --------
Net Assets, End of
  Period (thousands).....    $120,485        $117,452     $128,106     $110,926      $93,988        $170,909      $90,261
Ratio of Expenses to
  Average Net Assets.....        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.62%(D)     0.59%(B)(D)     0.61%(D)     0.62%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees
  and Fees Paid
  Indirectly)............        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.61%(D)     0.59%(B)(D)     0.57%(D)     0.61%(D)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             2.48%(B)        2.25%        1.78%        2.39%        3.04%(B)        1.70%        1.78%
Portfolio Turnover Rate..         N/A             N/A          N/A          N/A          N/A             N/A          N/A

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                         --------------------------------------------------------------------------------------
                                                                                           PERIOD
                                         SIX MONTHS          YEAR       YEAR      YEAR     DEC. 1,           PERIOD
                                           ENDED            ENDED      ENDED     ENDED    2007 TO       MARCH 1, 2007(a)
                                          APRIL 30,        OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,             TO
                                            2012             2011       2010      2009      2008         NOV. 30, 2007
                                         -----------     ----------   --------  --------  --------      ----------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $     4.90     $     5.58   $   5.24  $   4.18  $   9.35              $  10.00
                                         -----------     ----------   --------  --------  --------      ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......        0.14           0.30       0.31      0.26      0.34                  0.23
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.21          (0.33)      0.58      0.91     (5.08)                (0.76)
                                         -----------     ----------   --------  --------  --------      ----------------
   Total From Investment Operations.....        0.35          (0.03)      0.89      1.17     (4.74)                (0.53)
                                         -----------     ----------   --------  --------  --------      ----------------
Less Distributions
------------------
  Net Investment Income.................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
  Net Realized Gains....................          --             --         --        --        --                    --
  Return of Capital.....................          --             --         --        --        --                    --
                                         -----------     ----------   --------  --------  --------      ----------------
   Total Distributions..................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Asset Value, End of Period..........  $     5.00     $     4.90   $   5.58  $   5.24  $   4.18              $   9.35
                                         ===========     ==========   ========  ========  ========      ================
Total Return............................        7.89%(C)      (0.43)%    18.96%    29.25%   (52.85)%(C)            (5.38)%(C)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Assets, End of Period (thousands)...  $1,238,784     $1,060,156   $958,554  $742,329  $394,480              $336,840
Ratio of Expenses to Average Net Assets.        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...........................        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         5.95%(B)       5.73%      6.42%     6.40%     5.20%(B)              3.50%(B)(E)
Portfolio Turnover Rate.................           4%(C)          7%         6%        5%        1%(C)                 2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                                                                               PERIOD
                                                   SIX MONTHS           YEAR         YEAR         YEAR         JUNE 4,
                                                     ENDED             ENDED        ENDED        ENDED       2008(a) TO
                                                    APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                      2012              2011         2010         2009         2008
                                                   -----------        --------     --------     --------     ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period .............  $     8.21        $   8.28     $   6.75     $   6.04        $ 10.00
                                                   -----------        --------     --------     --------     ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.21            0.41         0.40         0.19             --
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.71            0.06         1.60         0.62          (3.96)
                                                   -----------        --------     --------     --------     ----------
   Total From Investment Operations...............        0.92            0.47         2.00         0.81          (3.96)
                                                   -----------        --------     --------     --------     ----------
Less Distributions
------------------
  Net Investment Income...........................       (0.24)          (0.54)       (0.47)       (0.10)            --
  Net Realized Gains..............................          --              --           --           --             --
                                                   -----------        --------     --------     --------     ----------
   Total Distributions............................       (0.24)          (0.54)       (0.47)       (0.10)            --
                                                   -----------        --------     --------     --------     ----------
Net Asset Value, End of Period....................  $     8.89        $   8.21     $   8.28     $   6.75        $  6.04
                                                   ===========        ========     ========     ========     ==========
Total Return......................................       11.80%(C)        6.17%       31.38%       13.81%        (39.60)%(C)
                                                   -----------        --------     --------     --------     ----------
Net Assets, End of Period (thousands).............  $1,129,525        $869,348     $695,461     $432,502        $90,672
Ratio of Expenses to Average Net Assets...........        0.37%(B)(D)     0.41%(D)     0.41%(D)     0.47%(D)       0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.66%(B)(D)     0.73%(D)     0.73%(D)     0.79%(D)       0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        5.13%(B)        5.01%        5.59%        3.40%         (0.04)%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A          N/A          N/A            N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                      SIX MONTHS       YEAR          YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                         ENDED        ENDED         ENDED       ENDED      2007 TO          ENDED       ENDED
                                       APRIL 30,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,        NOV. 30,    NOV. 30,
                                         2012          2011          2010        2009        2008            2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................  $    14.85     $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.16           0.34         0.24        0.26        0.52            0.46        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.81          (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.97          (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.13)         (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
  Net Realized Gains................       (0.28)         (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.41)         (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.41     $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                     ===========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.89%(C)      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $8,158,614     $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net
  Assets............................        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets................        2.21%(B)       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.............          11%(C)         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                   -----------------------------------------------------------------
                                                                                                   PERIOD
                                                   SIX MONTHS        YEAR       YEAR      YEAR     AUGUST 14,
                                                      ENDED         ENDED      ENDED     ENDED    2008(a) TO
                                                    APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,
                                                      2012           2011       2010      2009       2008
                                                   -----------     --------   --------  --------  -----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............    $   9.34     $  10.28   $   9.22  $   6.74      $ 10.00
                                                   -----------     --------   --------  --------  -----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.13         0.29       0.18      0.17         0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.28        (0.87)      1.05      2.46        (3.32)
                                                   -----------     --------   --------  --------  -----------
   Total From Investment Operations...............        0.41        (0.58)      1.23      2.63        (3.26)
                                                   -----------     --------   --------  --------  -----------
Less Distributions
------------------
  Net Investment Income...........................       (0.10)       (0.29)     (0.17)    (0.15)          --
  Net Realized Gains..............................       (0.15)       (0.07)        --        --           --
                                                   -----------     --------   --------  --------  -----------
   Total Distributions............................       (0.25)       (0.36)     (0.17)    (0.15)          --
                                                   -----------     --------   --------  --------  -----------
Net Asset Value, End of Period....................    $   9.50     $   9.34   $  10.28  $   9.22      $  6.74
                                                   ===========     ========   ========  ========  ===========
Total Return......................................        4.68%(C)    (5.99)%    13.62%    39.52%      (32.60)%(C)
                                                   -----------     --------   --------  --------  -----------
Net Assets, End of Period (thousands).............    $532,627     $410,580   $363,123  $262,544      $66,774
Ratio of Expenses to Average Net Assets...........        0.54%(B)     0.54%      0.54%     0.60%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.54%(B)     0.54%      0.53%     0.59%        1.15%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%(B)     2.73%      1.91%     2.31%        3.01%(B)(E)
Portfolio Turnover Rate...........................           3%(C)       10%         5%        8%           0%(C)

                                                                 WORLD EX U.S. VALUE PORTFOLIO
                                                   ----------------------------------------------------------
                                                    SIX MONTHS          YEAR            PERIOD
                                                       ENDED           ENDED       AUG. 23, 2010(a)
                                                     APRIL 30,        OCT. 31,            TO
                                                       2012             2011        OCT. 31, 2010
                                                   -----------        --------     ----------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $  9.96         $ 11.35              $ 10.00
                                                   -----------        --------     ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.12            0.30                 0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.04           (1.35)                1.33
                                                   -----------        --------     ----------------
   Total From Investment Operations...............        0.16           (1.05)                1.35
                                                   -----------        --------     ----------------
Less Distributions
------------------
  Net Investment Income...........................       (0.09)          (0.26)                  --
  Net Realized Gains..............................          --           (0.08)                  --
                                                   -----------        --------     ----------------
   Total Distributions............................       (0.09)          (0.34)                  --
                                                   -----------        --------     ----------------
Net Asset Value, End of Period....................     $ 10.03         $  9.96              $ 11.35
                                                   ===========        ========     ================
Total Return......................................        1.71%(C)       (9.59)%              13.50%(C)
                                                   -----------        --------     ----------------
Net Assets, End of Period (thousands).............     $55,300         $47,165              $29,616
Ratio of Expenses to Average Net Assets...........        0.60%(B)(D)     0.60%D)              0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.85%(B)(D)     0.91%(D)             1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.49%(B)        2.64%                0.76%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A                  N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            SELECTIVELY HEDGED
                                                                                                          GLOBAL EQUITY PORTFOLIO
                                                                                                          -----------------------
                                                                                                                  PERIOD
                                                                                                                 NOV. 14,
                                                                                                                2011(a) TO
                                                                                                                 APRIL 30,
                                                                                                                   2012
                                                                                                          -----------------------
                                                                                                                (UNAUDITED)
Net Asset Value, Beginning of Period.....................................................................         $ 10.00
                                                                                                                  -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).......................................................................            0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)............................................            0.85
                                                                                                                  -------
       Total From Investment Operations..................................................................            0.93
                                                                                                                  -------
Less Distributions
------------------
   Net Investment Income.................................................................................           (0.07)
   Net Realized Gains....................................................................................              --
                                                                                                                  -------
       Total Distributions...............................................................................           (0.07)
                                                                                                                  -------
Net Asset Value, End of Period...........................................................................         $ 10.86
                                                                                                                  =======
Total Return.............................................................................................            9.39%(C)
                                                                                                                  -------
Net Assets, End of Period (thousands)....................................................................         $24,729
Ratio of Expenses to Average Net Assets(D)...............................................................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
  Previously Waived Fees)(D).............................................................................            1.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................            1.68%(B)(E)
Portfolio Turnover Rate..................................................................................             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    EMERGING MARKETS PORTFOLIO
                                   -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS         YEAR        YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                       ENDED          ENDED       ENDED       ENDED       2007 TO         ENDED       ENDED
                                     APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,    NOV. 30,
                                       2012            2011        2010        2009        2008            2007        2006
                                   -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $    26.68     $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
 Net Investment Income
   (Loss)(A)......................        0.17           0.61         0.48        0.42        0.70            0.64        0.48
 Net Gains (Losses) on Securities
   (Realized and Unrealized)......        0.87          (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment
     Operations...................        1.04          (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
 Net Investment Income............       (0.16)         (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
 Net Realized Gains...............       (1.04)         (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............       (1.20)         (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period....  $    26.52     $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                    ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................        4.47%(C)      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).....................  $2,677,076     $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).......................        0.60%(B)       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets..............        1.31%(B)       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                                 EMERGING MARKETS SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                                                                             PERIOD
                                        SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,         YEAR       YEAR
                                           ENDED         ENDED       ENDED       ENDED       2007 TO        ENDED      ENDED
                                         APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      NOV. 30,   NOV. 30,
                                           2012           2011        2010        2009        2008           2007       2006
                                       -----------    ----------   ----------  ----------  ----------     ----------  --------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period.. $    19.85     $    24.26   $    17.45  $     9.33   $  23.74      $    17.96  $  13.37
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Income From Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)......       0.12           0.42         0.34        0.26       0.44            0.31      0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..........       0.98          (3.67)        6.79        8.14     (12.95)           6.86      4.86
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total From Investment
     Operations.......................       1.10          (3.25)        7.13        8.40     (12.51)           7.17      5.16
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Less Distributions
------------------
 Net Investment Income................      (0.15)         (0.40)       (0.32)      (0.28)     (0.41)          (0.26)    (0.26)
 Net Realized Gains...................      (0.40)         (0.76)          --          --      (1.49)          (1.13)    (0.31)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total Distributions................      (0.55)         (1.16)       (0.32)      (0.28)     (1.90)          (1.39)    (0.57)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Asset Value, End of Period........ $    20.40     $    19.85   $    24.26  $    17.45   $   9.33      $    23.74  $  17.96
                                       ==========     ==========   ==========  ==========   ========      ==========  ========
Total Return..........................       5.94%(C)     (14.03)%      41.33%      91.35%    (57.00)%(C)      42.58%    39.95%
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Assets, End of Period (thousands). $2,518,174     $1,832,745   $1,833,038  $1,133,958   $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D)...........................       0.79%(B)       0.79%        0.78%       0.80%      0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets..................       1.22%(B)       1.86%        1.70%       2.05%      2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR     YEAR        PERIOD
                                                                ENDED       ENDED     ENDED    ENDED   JAN. 29, 2008(a)
                                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,        TO
                                                                2012         2011      2010     2009    OCT. 31, 2008
                                                             -----------   --------  -------- -------- ----------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  29.02     $ 36.35   $ 46.84  $ 85.43      $187.35
                                                              --------     -------   -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................      0.12        0.20      0.56     0.56         3.93
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.46       (5.45)     9.18    21.36       (92.36)
                                                              --------     -------   -------  -------      -------
   Total from Investment Operations.........................      0.58       (5.25)     9.74    21.92       (88.43)
                                                              --------     -------   -------  -------      -------
Less Distributions
------------------
 Net Investment Income......................................     (0.20)      (0.45)    (7.12)   (6.00)      (13.49)
 Net Realized Gains.........................................     (0.39)      (1.63)   (13.11)  (54.52)          --
                                                              --------     -------   -------  -------      -------
   Total Distributions......................................     (0.59)      (2.08)   (20.23)  (60.52)      (13.49)
                                                              --------     -------   -------  -------      -------
Net Asset Value, End of Period..............................  $  29.01     $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                                              ========     =======   =======  =======      =======
Total Return................................................      2.24%(C)  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                                              --------     -------   -------  -------      -------
Net Assets, End of Period (thousands).......................  $103,576     $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net Assets (D).................      0.85%(B)    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      0.83%(B)    1.56%     1.39%    1.39%        3.35%(B)(E)

                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------------
                            SIX MONTHS        YEAR          YEAR        YEAR        PERIOD           YEAR        YEAR
                               ENDED         ENDED         ENDED       ENDED     DEC. 1, 2007       ENDED       ENDED
                             APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,        TO           NOV. 30,    NOV. 30,
                               2012           2011          2010        2009     OCT. 31, 2008       2007        2006
                          -----------     -----------   -----------  ----------  -------------    ----------  ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $     29.02     $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.15            0.64          0.45        0.38         0.98            0.78        0.60
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.46           (5.72)         8.01       12.41       (25.48)          14.82        8.65
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total from Investment
     Operations..........        0.61           (5.08)         8.46       12.79       (24.50)          15.60        9.25
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income..       (0.21)          (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
  Net Realized Gains.....       (0.39)          (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total Distributions...       (0.60)          (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of
  Period................. $     29.03     $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                          ===========     ===========   ===========  ==========   ==========      ==========  ==========
Total Return.............        2.35%(C)      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of
  Period (thousands)..... $15,873,268     $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to
  Average Net Assets (D).        0.60%(B)        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.07%(B)        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                EMERGING MARKETS CORE EQUITY PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                                                               PERIOD
                                       SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                          ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                        APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                          2012            2011        2010        2009          2008          2007       2006
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $    18.73     $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.13           0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......        0.67          (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment
         Operations..................        0.80          (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
   Net Investment Income.............       (0.13)         (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains................          --             --           --          --       (0.08)          (0.06)       --
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions...........       (0.13)         (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.......  $    19.40     $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                      ===========     ==========   ==========  ==========  ==========      ==========  ========
Total Return.........................        4.34%(C)     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)........................  $7,642,876     $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net
  Assets.............................        0.65%(B)       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived Fees
  and Fees Paid Indirectly)..........        0.66%(B)       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to
  Average Net Assets.................        1.34%(B)       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate..............           1%(C)          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report and the remaining thirty-nine are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                        PERCENTAGE
                                                                                         OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                             AT 04/30/12
------------                                   ------------                             -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                   78%
Japanese Small Company Portfolio               The Japanese Small Company Series                 19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series             21%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series            2%
Continental Small Company Portfolio            The Continental Small Company Series               6%
Emerging Markets Portfolio                     The Emerging Markets Series                       95%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series             98%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund           99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Japanese Small Company Series                 81%
                                               The Asia Pacific Small Company Series             79%
                                               The United Kingdom Small Company Series           98%
                                               The Continental Small Company Series              94%
                                               The Canadian Small Company Series                100%
DFA Global Real Estate Securities Portfolio    DFA Real Estate Securities Portfolio              19%
                                               DFA International Real Estate
                                                 Securities Portfolio                            35%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund           --
                                               DFA International Small Cap Value
                                                 Portfolio                                       --
                                               The DFA International Value Series                 1%
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      --
                                               International Core Equity Portfolio               --
                                               Emerging Markets Core Equity Portfolio            --
   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.05%
         U.S. Targeted Value Portfolio*......................... 0.10%
         U.S. Small Cap Value Portfolio*........................ 0.20%

         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio*.............................. 0.03%
         U.S. Micro Cap Portfolio*.............................. 0.10%
         DFA Real Estate Securities Portfolio**................. 0.25%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         DFA International Real Estate Securities Portfolio..... 0.35%
         DFA Global Real Estate Securities Portfolio**.......... 0.32%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Core Equity Portfolio................. 0.55%

** Effective February 28, 2012, the DFA Real Estate Securities Portfolio and
   DFA Global Real Estate Securities Portfolio reduced their investment advisory fees from 0.30% to 0.17% and 0.35% to 0.27% of average daily net assets, respectively.

   For the six months ended April 30, 2012, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.15%
         U.S. Large Cap Value Portfolio......................... 0.15%
         U.S. Targeted Value Portfolio*......................... 0.25%
         U.S. Small Cap Value Portfolio*........................ 0.30%
         U.S. Small Cap Portfolio*.............................. 0.32%
         U.S. Micro Cap Portfolio*.............................. 0.40%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.40%
         Asia Pacific Small Company Portfolio................... 0.40%
         United Kingdom Small Company Portfolio................. 0.40%
         Continental Small Company Portfolio.................... 0.40%
         Emerging Markets Portfolio............................. 0.40%
         Emerging Markets Small Cap Portfolio................... 0.45%
         Emerging Markets Value Portfolio....................... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                          PREVIOUSLY
                                                                          RECOVERY       WAIVED FEES/
                                                                       OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE         WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         LIMITATION AMOUNT  EXPENSES ASSUMED     RECOVERY
--------------------------                         -----------------  ---------------- -----------------
U.S. Targeted Value Portfolio (1).................              0.50%               --                --
U.S. Core Equity 1 Portfolio (2)..................              0.23%               --                --
U.S. Core Equity 2 Portfolio (2)..................              0.26%               --                --
U.S. Vector Equity Portfolio (2)..................              0.36%               --                --
DFA Real Estate Securities Portfolio (2)..........              0.18%               --            $   73
International Core Equity Portfolio (2)...........              0.49%               --                --
International Small Company Portfolio (3).........              0.45%               --                --
Japanese Small Company Portfolio (4)..............              0.47%               --                --
Asia Pacific Small Company Portfolio (4)..........              0.47%               --                --
United Kingdom Small Company Portfolio (4)........              0.47%               --                40
Continental Small Company Portfolio (4)...........              0.47%               --                --
DFA International Real Estate Securities
  Portfolio (2)...................................              0.65%               --                --
DFA Global Real Estate Securities Portfolio (5)...              0.32%               --             6,048
International Vector Equity Portfolio (2).........              0.60%               --                --
World ex U.S. Value Portfolio (9).................              0.60%               --               225
Selectively Hedged Global Equity Portfolio (10)...              0.40%               --                63
Emerging Markets Core Equity Portfolio (2)........              0.85%               --                --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (6).................              0.62%               --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (7).................              0.77%               --                --
Emerging Markets Value Portfolio (8)..............              0.96%               --                --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       Large Cap International Portfolio......................        $ 4
       International Core Equity Portfolio....................         10
       DFA International Real Estate Securities Portfolio.....          3
       DFA International Small Cap Value Portfolio............         16
       International Vector Equity Portfolio..................          2
       Emerging Markets Core Equity Portfolio.................         51

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  197
            U.S. Targeted Value Portfolio......................   50
            U.S. Small Cap Value Portfolio.....................  193
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   86
            U.S. Micro Cap Portfolio...........................   98
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   45
            International Core Equity Portfolio................  114
            International Small Company Portfolio..............  136
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    3
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   12
            DFA International Small Cap Value Portfolio........  212
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  231

                  Emerging Markets Core Equity Portfolio. $83

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT   OTHER INVESTMENT
                                                           SECURITIES         SECURITIES
                                                        ----------------- -------------------
                                                        PURCHASES  SALES  PURCHASES   SALES
                                                        --------- ------- ---------- --------
Enhanced U.S. Large Company Portfolio.................. $  11,338 $ 9,400 $   78,576 $ 52,135
U.S. Targeted Value Portfolio..........................        --      --    380,691  293,215
U.S. Small Cap Value Portfolio.........................        --      --    469,373  656,309
U.S. Core Equity 1 Portfolio...........................        --      --    487,711   81,545
U.S. Core Equity 2 Portfolio...........................        --      --    315,131  178,895
U.S. Vector Equity Portfolio...........................        --      --    107,375  202,014
U.S. Small Cap Portfolio...............................        --      --    394,333  313,276
U.S. Micro Cap Portfolio...............................        --      --    282,131  335,392
DFA Real Estate Securities Portfolio...................        --      --     92,386    1,751
Large Cap International Portfolio......................        --      --    247,371   38,958
International Core Equity Portfolio....................        --      --    557,168  206,529
DFA International Real Estate Securities Portfolio.....        --      --    146,541   40,631
DFA International Small Cap Value Portfolio............        --      --  1,191,768  830,652
International Vector Equity Portfolio..................        --      --    112,628   13,389
Emerging Markets Core Equity Portfolio.................        --      --  1,998,157   37,340

   For the six months ended April 30, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                      DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- ---------- -------- ---------------- ----------------
DFA Real Estate Securities Portfolio.... $  520,990 $  694,157 $  107,185 $  9,377 $          6,565               --
DFA International Real Estate
  Securities Portfolio..................    346,939    432,887     78,635    5,564           17,980               --

                                                                WORLD EX U.S. VALUE PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                     DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ---------- ---------- -------- --------------- -----------------
DFA International Small Cap Value
  Portfolio............................. $    3,724 $    4,548 $      821 $    221 $            37 $              80

                                                        SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------
                                         BALANCE AT  BALANCE AT                                   DISTRIBUTIONS OF
                                         10/31/2011  04/30/2012  PURCHASES  SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ------------ ---------- ----- --------------- ----------------
U.S. Core Equity 2 Portfolio............         -- $      9,752 $    8,882    -- $            57               --
International Core Equity Portfolio.....         --        9,315      8,793    --              85               --
Emerging Markets Core Equity Portfolio           --        4,648      4,456    --              26               --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                              INCREASE        INCREASE
                                                             (DECREASE)      (DECREASE)
                                             INCREASE      UNDISTRIBUTED    ACCUMULATED
                                            (DECREASE)     NET INVESTMENT   NET REALIZED
                                          PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                         ----------------  --------------  --------------
Enhanced U.S. Large Company Portfolio... $             (1) $          515       $    (514)
U.S. Large Cap Value Portfolio..........               --              (2)              2
U.S. Targeted Value Portfolio...........            2,688          (1,339)         (1,349)
U.S. Small Cap Value Portfolio..........           17,012          (5,083)        (11,929)
U.S. Core Equity 1 Portfolio............               --              (3)              3
U.S. Core Equity 2 Portfolio............            5,929          (5,931)              2
U.S. Vector Equity Portfolio............               --              (1)              1
U.S. Small Cap Portfolio................ $        133,007          (3,445)       (129,562)
U.S. Micro Cap Portfolio................              (16)             18              (2)
DFA Real Estate Securities Portfolio....            8,423          (9,365)            942
Large Cap International Portfolio.......               --             456            (456)
International Core Equity Portfolio.....            4,661          (2,525)         (2,136)
International Small Company Portfolio...           14,910           7,312         (22,222)
Japanese Small Company Portfolio........          (19,912)             22          19,890
Asia Pacific Small Company Portfolio....               --           2,514          (2,514)
United Kingdom Small Company Portfolio..               --               1              (1)
Continental Small Company Portfolio.....               --             (34)             34
DFA International Real Estate
  Securities Portfolio..................            3,681          (1,734)         (1,947)
DFA Global Real Estate Securities
  Portfolio.............................              359            (359)             --
DFA International Small Cap Value
  Portfolio.............................           13,407          (2,270)        (11,137)
International Vector Equity Portfolio...              690             (98)           (592)
World ex U.S. Value Portfolio...........               --              (3)              3
Emerging Markets Portfolio..............            8,187          (3,858)         (4,329)
Emerging Markets Small Cap Portfolio....            5,540          (3,994)         (1,546)
Emerging Markets Value Portfolio........           17,436         (13,822)         (3,614)
Emerging Markets Core Equity Portfolio..            3,697          (7,747)          4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
International Small Company Portfolio
2010.....................................    $ 84,604            --    $ 84,604
2011.....................................     188,546      $  5,851     194,397

Japanese Small Company Portfolio
2010.....................................       1,845            --       1,845
2011.....................................       2,305            --       2,305

Asia Pacific Small Company Portfolio
2010.....................................       3,162            --       3,162
2011.....................................       6,964            --       6,964

United Kingdom Small Company Portfolio
2010.....................................         694            --         694
2011.....................................       1,071            --       1,071

Continental Small Company Portfolio
2010.....................................       1,863            --       1,863
2011.....................................       3,562            --       3,562

DFA International Real Estate Securities
  Portfolio
2010.....................................      79,025            --      79,025
2011.....................................     107,338            --     107,338

DFA Global Real Estate Securities
  Portfolio
2010.....................................      30,971            --      30,971
2011.....................................      41,782            --      41,782

DFA International Small Cap Value
  Portfolio
2010.....................................     108,095         6,990     115,085
2011.....................................     190,869       143,816     334,685

International Vector Equity Portfolio
2010.....................................       5,534            54       5,588
2011.....................................      12,224         2,659      14,883

World ex U.S. Value Portfolio
2010.....................................          --            --          --
2011.....................................       1,025           195       1,220

Emerging Markets Portfolio
2010.....................................      40,081        42,220      82,301
2011.....................................      45,589       141,595     187,184

Emerging Markets Small Cap Portfolio
2010.....................................      22,951         1,637      24,588
2011.....................................      36,754        61,095      97,849

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- --------
Emerging Markets Value Portfolio
2010............................................    $190,697      $142,234    $332,931
2011............................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010............................................      48,768            --      48,768
2011............................................      89,989            --      89,989

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- -------
U.S. Targeted Value Portfolio...................    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio..................      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio....................      5,929             --      5,929
U.S. Small Cap Portfolio........................      3,506          2,974      6,480
International Core Equity Portfolio.............      4,661             --      4,661
International Small Company Portfolio...........      9,060          5,851     14,911
DFA Global Real Estate Securities Portfolio.....        359             --        359
DFA International Small Cap Value Portfolio.....      8,128          5,279     13,407
International Vector Equity Portfolio...........        450            240        690
Emerging Markets Portfolio......................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio............      2,804          2,736      5,540
Emerging Markets Value Portfolio................     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio..........      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio...........    $ 1,607             --    $   (71,081) $   (69,474)
U.S. Large Cap Value Portfolio..................     20,925             --     (1,650,834)  (1,629,909)
U.S. Targeted Value Portfolio...................      3,325        $19,803              --       23,128
U.S. Small Cap Value Portfolio..................      6,678         89,307              --       95,985
U.S. Core Equity 1 Portfolio....................      8,624             --        (49,208)     (40,584)
U.S. Core Equity 2 Portfolio....................      8,232             --        (15,761)      (7,529)
U.S. Vector Equity Portfolio....................      3,841             --        (36,502)     (32,661)
U.S. Small Cap Portfolio........................      2,512             --              --        2,512

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
U.S. Micro Cap Portfolio........................    $ 4,373             --     $ (34,914)    $ (30,541)
DFA Real Estate Securities Portfolio............     14,586             --      (212,742)     (198,156)
Large Cap International Portfolio...............      8,108             --      (181,257)     (173,149)
International Core Equity Portfolio.............     26,139             --       (53,177)      (27,038)
International Small Company Portfolio...........     50,896       $108,303            --       159,199
Japanese Small Company Portfolio................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio..........        376             --        (1,867)       (1,491)
Continental Small Company Portfolio.............        261             --       (26,020)      (25,759)
DFA International Real Estate Securities
  Portfolio.....................................     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio.....      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio.....     61,105        126,205            --       187,310
International Vector Equity Portfolio...........      2,376          6,466            --         8,842
World ex U.S. Value Portfolio...................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio......................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio..........     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities......................
Portfolio.........................     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               Enhanced U.S. Large Company Portfolio. $    12,074
               U.S. Large Cap Value Portfolio........     292,231
               U.S. Small Cap Value Portfolio........     111,515

             U.S. Core Equity 1 Portfolio................ $ 31,942
             U.S. Core Equity 2 Portfolio................   69,082
             U.S. Vector Equity Portfolio................   47,040
             U.S. Small Cap Portfolio....................  202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  189,060  $    2,486   $      (150)    $    2,336
U.S. Large Cap Value Portfolio.....................  6,094,232   2,174,006      (278,001)     1,896,005
U.S. Targeted Value Portfolio......................  2,920,043     619,370      (177,489)       441,881
U.S. Small Cap Value Portfolio.....................  7,278,572   1,881,354    (1,087,075)       794,279
U.S. Core Equity 1 Portfolio.......................  4,548,895   1,003,673      (279,066)       724,607
U.S. Core Equity 2 Portfolio.......................  6,788,683   1,522,556      (623,180)       899,376
U.S. Vector Equity Portfolio.......................  2,068,511     448,063      (231,819)       216,244
U.S. Small Cap Portfolio...........................  4,620,853   1,138,992      (471,403)       667,589
U.S. Micro Cap Portfolio...........................  3,531,151   1,128,765      (608,635)       520,130
DFA Real Estate Securities Portfolio...............  3,144,305   1,264,958      (196,524)     1,068,434
Large Cap International Portfolio..................  2,192,394     419,825      (297,014)       122,811
International Core Equity Portfolio................  7,201,468     871,740    (1,180,631)      (308,891)
International Small Company Portfolio..............  6,025,003   1,307,951    (1,129,844)       178,107
Japanese Small Company Portfolio...................    365,090      82,337      (125,218)       (42,881)
Asia Pacific Small Company Portfolio...............    193,383      77,832       (68,371)         9,461
United Kingdom Small Company Portfolio.............     25,072      28,622       (23,398)         5,224
Continental Small Company Portfolio................    122,410      76,595       (78,471)        (1,876)
DFA International Real Estate Securities Portfolio.  1,407,991     136,741      (149,290)       (12,549)
DFA Global Real Estate Securities Portfolio........    900,274     258,691       (29,777)       228,914
DFA International Small Cap Value Portfolio........  9,724,266   1,375,745    (2,046,120)      (670,375)
International Vector Equity Portfolio..............    546,413     104,499       (51,629)        52,870
World ex U.S. Value Portfolio......................     52,944       2,330            --          2,330
Selectively Hedged Global Equity Portfolio.........     23,034       1,600           (16)         1,584
Emerging Markets Portfolio.........................  1,636,404   1,168,071      (126,421)     1,041,650
Emerging Markets Small Cap Portfolio...............  2,177,557     556,186      (214,626)       341,560

                                                                                     NET
                                                                                  UNREALIZED
                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                        ----------- ------------ -------------- --------------
Emerging Markets Value Portfolio....... $15,644,124  $2,645,192   $(2,306,699)     $338,493
Emerging Markets Core Equity Portfolio.   7,522,371   1,390,331      (640,402)      749,929

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            SIX MONTHS               YEAR
                                                               ENDED                 ENDED
                                                          APRIL 30, 2012         OCT. 31, 2011
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $     3,340      205  $     9,612      586
   Shares Issued in Lieu of Cash Distributions........         519       35          362       23
   Shares Redeemed....................................      (4,690)    (290)      (7,533)    (462)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $      (831)     (50) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     2,255      138  $     9,524      636
   Shares Issued in Lieu of Cash Distributions........         120        8           56        4
   Shares Redeemed....................................      (1,863)    (118)      (5,191)    (324)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       512       28  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   456,911   28,773  $   905,224   55,728
   Shares Issued in Lieu of Cash Distributions........      27,712    1,868       20,970    1,322
   Shares Redeemed....................................    (384,263) (23,964)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   100,360    6,677  $   195,006   11,730
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $    50,021    1,782  $    95,176    3,360
   Shares Issued in Lieu of Cash Distributions........       1,839       71        2,336       68
   Shares Redeemed....................................     (26,990)    (976)     (50,507)  (1,599)
   Shares Reduced by Conversion of Shares.............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    24,870      877  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 3,150,726  110,083  $ 6,396,694  187,544
   Shares Issued in Lieu of Cash Distributions........     268,015   10,364      709,030   20,853
   Shares Redeemed....................................  (1,336,211) (46,865)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 2,082,530   73,582  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/23/12     (13,214) Canadian Dollars   $(13,318)  $(13,370)       $(52)
   05/23/12      (4,907) Canadian Dollars     (4,988)    (4,965)         23
   05/23/12      (2,606) UK Pound Sterling    (4,174)    (4,228)        (54)
   05/08/12      (3,210) Euro                 (4,249)    (4,249)         --
   05/08/12      (2,770) Euro                 (3,654)    (3,667)        (13)
   05/08/12      (2,134) Euro                 (2,804)    (2,825)        (21)
   05/08/12      (1,607) Euro                 (2,112)    (2,127)        (15)
   05/08/12     (20,599) Euro                (27,437)   (27,269)        168
                                            --------   --------        ----
                                            $(62,736)  $(62,700)       $ 36
                                            ========   ========        ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/14/12      (1,430) Euro                $(1,873)   $(1,893)       $(20)
   05/14/12        (444) Swiss Francs           (484)      (489)         (5)
   05/14/12    (131,746) Japanese Yen         (1,632)    (1,651)        (19)
   05/14/12      (5,467) Hong Kong Dollars      (705)      (705)         --
                                             -------    -------        ----
                                             $(4,694)   $(4,738)       $(44)
                                             =======    =======        ====

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(33,707) and $(3,934) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                           APPROXIMATE
                                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                              DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                         ---------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio... S&P 500 Index(R)       06/15/2012        524 $182,562      $7,822          --
Selectively Hedged Global Equity
  Portfolio............................. S&P 500 Index(R)Emini  06/15/2012         12      836          13         $42

Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $167,440 and $556 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
DERIVATIVE TYPE                 ASSET DERIVATIVES         LIABILITY DERIVATIVES
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                                ASSET DERIVATIVES VALUE
                                                                ---------------------
                                                  TOTAL VALUE    FOREIGN
                                                       AT       EXCHANGE     EQUITY
                                                 APRIL 30, 2012 CONTRACTS   CONTRACTS
                                                 -------------- ---------   ---------
Enhanced U.S. Large Company Portfolio...........         $8,013      $191      $7,822*
Selectively Hedged Global Equity Portfolio......             13        --          13*

                                                                 LIABILITY DERIVATIVES VALUE
                                                                 --------------------------
                                                  TOTAL VALUE     FOREIGN
                                                       AT        EXCHANGE        EQUITY
                                                 APRIL 30, 2012  CONTRACTS      CONTRACTS
                                                 --------------  ---------      ---------
Enhanced U.S. Large Company Portfolio...........          $(155)     $(155)            --
Selectively Hedged Global Equity Portfolio......            (44)       (44)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

                                             LOCATION OF GAIN (LOSS) ON
 DERIVATIVE TYPE                          DERIVATIVES RECOGNIZED IN INCOME
 ---------------                        -------------------------------------
 Foreign exchange contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                                 REALIZED GAIN (LOSS)
                                                                    ON DERIVATIVES
                                                                 RECOGNIZED IN INCOME
                                                             -------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $21,346      $(629)    $21,975
U.S. Targeted Value Portfolio*..............................   3,336         --       3,336
U.S. Small Cap Value Portfolio*.............................     628         --         628
U.S. Vector Equity Portfolio*...............................    (850)        --        (850)
DFA Real Estate Securities Portfolio*.......................     (46)        --         (46)
Selectively Hedged Global Equity Portfolio..................     147        104          43
Emerging Markets Core Equity Portfolio*.....................   2,698         --       2,698

                                                                 CHANGE IN UNREALIZED
                                                             APPRECIATION (DEPRECIATION) ON
                                                             DERIVATIVES RECOGNIZED IN INCOME
                                                             --------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $(1,253)     $ 337     $(1,590)
U.S. Small Cap Value Portfolio..............................    (536)        --        (536)
Selectively Hedged Global Equity Portfolio..................     (31)       (44)         13

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.....................     0.84%       $ 6,601         34        $ 5        $24,575
U.S. Small Cap Value Portfolio....................     0.87%         8,333         32          6         30,792
U.S. Core Equity 2 Portfolio......................     0.84%         5,086          2         --          6,239
U.S. Vector Equity Portfolio......................     0.83%         2,463         11          1          4,214
U.S. Small Cap Portfolio..........................     0.85%         2,728          5         --          9,058
U.S. Micro Cap Portfolio..........................     0.84%         4,388         23          2          9,570
DFA Real Estate Securities Portfolio..............     0.82%           722          7         --          2,460
Large Cap International Portfolio.................     0.85%         1,867         19          1          4,265
International Core Equity Portfolio...............     0.82%        15,473         22          8         33,740
International Small Company Portfolio.............     0.87%         4,225          6          1         11,057
DFA International Real Estate
Securities Portfolio..............................     0.83%         4,454         22          2         16,074
DFA Global Real Estate
Securities Portfolio..............................     0.82%         7,895          1         --          7,895
DFA International Small Cap Value Portfolio.......     0.82%         9,091         20          4         44,344
International Vector Equity Portfolio.............     0.83%           992         35          1          4,219
World ex U.S. Value Portfolio.....................     0.86%           232         12         --          1,777
Emerging Markets Core Equity Portfolio............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $194,019 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Enhanced U.S. Large Company Portfolio --
  Institutional Class Shares......................      2                   67%
U.S. Large Cap Value Portfolio -- Institutional
  Class Shares....................................      3                   75%
U.S. Targeted Value Portfolio -- Class R1 Shares..      1                   94%
U.S. Targeted Value Portfolio -- Class R2 Shares..      3                   77%
U.S. Targeted Value Portfolio -- Institutional
  Class Shares....................................      2                   54%
U.S. Small Cap Value Portfolio -- Institutional
  Class Shares....................................      2                   50%
U.S. Core Equity 1 Portfolio -- Institutional
  Class Shares....................................      3                   65%
U.S. Core Equity 2 Portfolio -- Institutional
  Class Shares....................................      3                   64%
U.S. Vector Equity Portfolio -- Institutional
  Class Shares....................................      4                   91%
U.S. Small Cap Portfolio -- Institutional Class
  Shares..........................................      3                   52%
U.S. Micro Cap Portfolio -- Institutional Class
  Shares..........................................      2                   54%
DFA Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   74%
Large Cap International Portfolio --
  Institutional Class Shares......................      2                   65%
International Core Equity Portfolio --
  Institutional Class Shares......................      3                   68%
International Small Company Portfolio --
  Institutional Class Shares......................      2                   48%
Japanese Small Company Portfolio -- Institutional
  Class Shares....................................      2                   70%
Asia Pacific Small Company Portfolio --
  Institutional Class Shares......................      2                   76%
United Kingdom Small Company Portfolio --
  Institutional Class Shares......................      2                   86%
Continental Small Company Portfolio --
  Institutional Class Shares......................      4                   89%
DFA International Real Estate Securities
  Portfolio -- Institutional Class Shares.........      3                   82%
DFA Global Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   91%
DFA International Small Cap Value Portfolio --
  Institutional Class Shares......................      2                   50%
International Vector Equity Portfolio --
  Institutional Class Shares......................      3                   87%
World ex U.S. Value Portfolio -- Institutional
  Class Shares....................................      3                   76%
Selectively Hedged Global Equity Portfolio........      1                   90%
Emerging Markets Portfolio -- Institutional Class
  Shares..........................................      2                   57%
Emerging Markets Small Cap Portfolio --
  Institutional Class Shares......................      2                   35%
Emerging Markets Value Portfolio -- Class R2
  Shares..........................................      3                   82%
Emerging Markets Value Portfolio -- Institutional
  Class Shares....................................      1                   17%
Emerging Markets Core Equity Portfolio --
  Institutional Class Shares......................      2                   53%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  949.03    0.34%    $1.65
     Hypothetical 5% Annual Return. $1,000.00 $1,023.17    0.34%    $1.71

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  48.0%
                           Government.........  13.9%
                           Foreign Corporate..  16.7%
                           Foreign Government.  17.6%
                           Supranational......   3.8%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
BONDS -- (85.9%)
AUSTRALIA -- (1.0%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14........................................    960  $ 1,047,280
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12........................................  2,000    2,018,762
                                                                     -----------
TOTAL AUSTRALIA.............................................           3,066,042
                                                                     -----------
AUSTRIA -- (3.2%)
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13.........................................  2,000    2,765,626
(u) 1.375%, 01/21/14........................................  2,000    2,016,304
Republic of Austria
   3.400%, 10/20/14.........................................  4,000    5,635,613
                                                                     -----------
TOTAL AUSTRIA...............................................          10,417,543
                                                                     -----------
CANADA -- (7.8%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15........................................  4,000    4,076,332
(u) 3.400%, 01/22/15........................................  3,000    3,179,511
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14........................................  2,200    2,397,555
Canadian National Railway Co.
(u) 4.400%, 03/15/13........................................    900      929,932
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13........................................    625      645,932
Encana Corp.
(u) 4.750%, 10/15/13........................................  1,415    1,485,684
Ontario, Province of Canada
(u) 4.375%, 02/15/13........................................    600      618,469
(u) 1.375%, 01/27/14........................................  1,300    1,317,073
(u) 4.100%, 06/16/14........................................  1,500    1,609,218
Petro-Canada
(u) 4.000%, 07/15/13........................................    200      206,985
Royal Bank of Canada
(u) 2.250%, 03/15/13........................................  1,400    1,417,013
(u) 1.125%, 01/15/14........................................  1,000    1,007,303
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13........................................  1,800    1,938,377
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14........................................  3,000    3,053,439
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13........................................  1,525    1,582,402
                                                                     -----------
TOTAL CANADA................................................          25,465,225
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14........................................  5,500  $ 5,493,422
BNP Paribas SA
(u) 2.125%, 12/21/12........................................  1,500    1,502,360
France Telecom SA
(u) 4.375%, 07/08/14........................................  2,400    2,554,802
French Treasury Note BTAN
   2.500%, 01/15/15.........................................  4,000    5,525,481
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14.........................................  2,000    2,764,570
Veolia Environnement SA
(u) 5.250%, 06/03/13........................................    425      441,439
                                                                     -----------
TOTAL FRANCE................................................          18,282,074
                                                                     -----------
GERMANY -- (2.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13........................................  1,475    1,531,833
(u) 3.875%, 08/18/14........................................    250      261,751
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13........................................  1,700    1,718,618
(u) 4.125%, 10/15/14........................................  4,000    4,335,516
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12........................................  1,000    1,005,680
                                                                     -----------
TOTAL GERMANY...............................................           8,853,398
                                                                     -----------
JAPAN -- (0.9%)
Japan Finance Corp.
(u) 2.125%, 11/05/12........................................  3,000    3,020,217
                                                                     -----------
NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14........................................  2,000    2,152,094
2.875%, 01/15/15............................................  3,000    4,169,963
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13........................................    525      551,231
(u) 4.875%, 07/08/14........................................  1,900    2,030,158
Diageo Finance BV
(u) 5.500%, 04/01/13........................................    300      313,578

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12........................................  1,000  $ 1,015,612
                                                                     -----------
TOTAL NETHERLANDS...........................................          10,232,636
                                                                     -----------
NORWAY -- (2.0%)
Eksportfinans ASA
(u) 1.875%, 04/02/13........................................  2,800    2,744,048
Statoil ASA
(u) 2.900%, 10/15/14........................................  3,630    3,827,098
                                                                     -----------
TOTAL NORWAY................................................           6,571,146
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Asian Development Bank
(u) 1.625%, 07/15/13........................................  1,200    1,218,818
(u) 4.250%, 10/20/14........................................  3,000    3,268,791
European Investment Bank
(u) 1.125%, 08/15/14........................................  1,000    1,009,628
(e) 4.250%, 10/15/14........................................  4,000    5,743,732
Inter-American Development Bank
(u) 1.000%, 01/07/15........................................  1,000    1,000,227
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                          12,241,196
                                                                     -----------
SWEDEN -- (4.0%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14........................................  1,212    1,677,365
(u) 3.250%, 09/16/14........................................  4,200    4,417,157
Svenska Handelsbanken AB
(e) 4.875%, 03/25/14........................................  5,000    7,062,717
                                                                     -----------
TOTAL SWEDEN................................................          13,157,239
                                                                     -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG
(u) 5.000%, 05/15/13........................................  1,275    1,323,349
(u) 5.500%, 05/01/14........................................    250      268,695
UBS AG
(u) 2.250%, 08/12/13........................................  1,485    1,494,079
                                                                     -----------
TOTAL SWITZERLAND...........................................           3,086,123
                                                                     -----------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12........................................  1,000    1,016,117

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13........................................  2,200  $2,341,125
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13........................................  1,175   1,215,756
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14........................................  3,000   3,044,976
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14........................................  1,825   1,946,599
                                                                     ----------
TOTAL UNITED KINGDOM........................................          9,564,573
                                                                     ----------
UNITED STATES -- (47.8%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14......................................... $1,250   1,374,190
Agilent Technologies, Inc.
   2.500%, 07/15/13.........................................  1,000   1,015,890
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.........................................    500     513,484
Allstate Corp. (The)
   5.000%, 08/15/14.........................................    630     683,274
American Express Credit Corp.
   5.875%, 05/02/13.........................................    650     682,037
   5.125%, 08/25/14.........................................  1,900   2,062,083
Analog Devices, Inc.
   5.000%, 07/01/14.........................................  1,500   1,632,599
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.........................................    350     355,744
   5.375%, 11/15/14.........................................  1,500   1,666,068
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................    325     342,811
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................    350     372,270
Assurant, Inc.
   5.625%, 02/15/14.........................................  2,000   2,098,880
AT&T, Inc.
   4.950%, 01/15/13.........................................    900     927,718
   6.700%, 11/15/13.........................................  1,055   1,149,633
Autozone, Inc.
   4.375%, 06/01/13.........................................    100     103,595
Avery Dennison Corp.
   4.875%, 01/15/13.........................................    200     205,797
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.........................................    500     530,330

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.......................................... $1,000 $1,036,829
   5.125%, 08/27/13..........................................  2,150  2,272,928
Baxter International, Inc.
   1.800%, 03/15/13..........................................  1,490  1,508,521
BB&T Corp.
   3.850%, 07/27/12..........................................  1,100  1,108,844
   3.375%, 09/25/13..........................................    550    569,270
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15..........................................  5,000  5,535,790
BlackRock, Inc.
   2.250%, 12/10/12..........................................  1,400  1,415,222
   3.500%, 12/10/14..........................................    600    641,450
Boeing Capital Corp.
   5.800%, 01/15/13..........................................    950    985,769
Boeing Co. (The)
   1.875%, 11/20/12..........................................    350    352,931
Bristol-Myers Squibb Co.
   5.250%, 08/15/13..........................................  1,175  1,246,894
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13..........................................  1,200  1,244,423
   4.875%, 01/15/15..........................................    200    219,309
Campbell Soup Co.
   5.000%, 12/03/12..........................................    350    359,450
   4.875%, 10/01/13..........................................    270    286,146
Capital One Financial Corp.
   6.250%, 11/15/13..........................................    150    160,044
   7.375%, 05/23/14..........................................    350    387,830
Caterpillar Financial Services Corp.
   2.000%, 04/05/13..........................................    400    405,828
   6.200%, 09/30/13..........................................  1,250  1,347,422
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13..........................................    425    451,501
Charles Schwab Corp. (The)
   4.950%, 06/01/14..........................................  2,200  2,380,990
Chubb Corp. (The)
   5.200%, 04/01/13..........................................    525    547,055
Cisco Systems, Inc.
   1.625%, 03/14/14..........................................  1,650  1,685,879
Citigroup, Inc.
   6.500%, 08/19/13..........................................    625    658,987
   6.375%, 08/12/14..........................................  1,250  1,347,994
CNA Financial Corp.
   5.850%, 12/15/14..........................................    477    514,046

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
   0.750%, 11/15/13.......................................... $1,075 $1,078,081
   0.750%, 03/13/15..........................................  1,000  1,002,036
Coca-Cola Enterprises, Inc.
   1.125%, 11/12/13..........................................    400    401,894
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13..........................................    675    720,031
Computer Sciences Corp.
   5.000%, 02/15/13..........................................    850    875,500
ConocoPhillips
   4.750%, 10/15/12..........................................  1,250  1,274,236
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13..........................................    350    361,276
   4.700%, 02/01/14..........................................    400    427,241
COX Communications, Inc.
   7.125%, 10/01/12..........................................    620    636,660
CSX Corp.
   5.500%, 08/01/13..........................................    425    449,505
Daimler Finance North America LLC
   6.500%, 11/15/13..........................................  1,600  1,733,770
Dell, Inc.
   4.700%, 04/15/13..........................................  1,140  1,184,629
   2.100%, 04/01/14..........................................    500    512,668
DIRECTV Holdings LLC
   4.750%, 10/01/14..........................................  1,500  1,624,968
Dominion Resources, Inc.
   5.000%, 03/15/13..........................................    425    440,639
Dow Chemical Co. (The)
   6.000%, 10/01/12..........................................    325    331,766
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12..........................................    375    378,986
Duke Energy Ohio, Inc.
   5.700%, 09/15/12..........................................    425    433,072
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12..........................................    350    358,118
eBay, Inc.
   0.875%, 10/15/13..........................................  1,435  1,445,636
Emerson Electric Co.
   5.625%, 11/15/13..........................................  1,200  1,291,666
Enbridge Energy Partners LP
   5.350%, 12/15/14..........................................  1,475  1,602,611
Energy Transfer Partners LP
   6.000%, 07/01/13..........................................    425    444,442
   5.950%, 02/01/15..........................................  1,400  1,535,174

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   5.600%, 10/15/14.......................................... $  666 $  735,479
EOG Resources, Inc.
   6.125%, 10/01/13..........................................  1,410  1,513,846
Exelon Generation Co. LLC
   5.350%, 01/15/14..........................................  1,100  1,173,448
Express Scripts, Inc.
   5.250%, 06/15/12..........................................    325    326,652
Fifth Third Bancorp
   6.250%, 05/01/13..........................................    875    920,299
General Electric Capital Corp.
   2.100%, 01/07/14..........................................    600    610,829
   2.150%, 01/09/15..........................................  6,500  6,612,716
Goldman Sachs Group, Inc.(The)
   5.250%, 10/15/13..........................................  1,500  1,563,563
Hess Corp.
   7.000%, 02/15/14..........................................    175    192,976
Hewlett-Packard Co.
   1.250%, 09/13/13..........................................  1,500  1,502,784
   2.625%, 12/09/14..........................................  1,300  1,339,434
HSBC Finance Corp.
   4.750%, 07/15/13..........................................  1,575  1,627,735
International Business Machines Corp.
   2.100%, 05/06/13..........................................  1,270  1,291,215
John Deere Capital Corp.
   1.875%, 06/17/13..........................................  1,250  1,268,614
JPMorgan Chase & Co.
   3.700%, 01/20/15..........................................  2,500  2,633,515
KeyCorp
   6.500%, 05/14/13..........................................  1,000  1,055,701
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................  1,000  1,057,725
Kinder Morgan Energy Partners LP
   5.850%, 09/15/12..........................................  1,000  1,016,673
Kraft Foods, Inc.
   6.250%, 06/01/12..........................................    519    521,331
Kroger Co. (The)
   5.500%, 02/01/13..........................................    640    662,948
McKesson Corp.
   6.500%, 02/15/14..........................................    695    762,227
MetLife, Inc.
   2.375%, 02/06/14..........................................    420    429,800
   5.500%, 06/15/14..........................................  1,250  1,357,540
Microsoft Corp.
   0.875%, 09/27/13..........................................  1,300  1,310,215

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
   2.950%, 06/01/14                                           $2,300 $2,412,314
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15..........................................    500    520,683
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13..........................................    750    763,473
Northern Trust Corp.
   5.500%, 08/15/13..........................................  1,068  1,132,061
Nucor Corp.
   4.875%, 10/01/12..........................................    440    446,914
Occidental Petroleum Corp.
   1.450%, 12/13/13..........................................  1,000  1,015,029
Paccar Financial Corp.
   2.050%, 06/17/13..........................................    100    101,719
Packaging Corp. of America
   5.750%, 08/01/13..........................................    525    550,310
PepsiCo, Inc.
   0.875%, 10/25/13..........................................  1,485  1,490,737
Philip Morris International, Inc.
   4.875%, 05/16/13..........................................  1,265  1,323,324
   6.875%, 03/17/14..........................................    100    111,760
Pitney Bowes, Inc.
   4.875%, 08/15/14..........................................  2,000  2,124,794
PNC Funding Corp.
   5.400%, 06/10/14..........................................  2,075  2,263,030
Praxair, Inc.
   2.125%, 06/14/13..........................................  1,000  1,015,422
Principal Financial Group, Inc.
   7.875%, 05/15/14..........................................    958  1,069,343
Procter & Gamble Co. (The)
   (e) 4.500%, 05/12/14......................................  4,000  5,683,806
Prudential Financial, Inc.
   5.800%, 06/15/12..........................................    350    352,019
   6.200%, 01/15/15..........................................  2,063  2,282,208
Qwest Corp.
   7.500%, 10/01/14..........................................  2,500  2,812,500
Reynolds American, Inc.
   7.250%, 06/01/13..........................................    900    955,487
Ryder System, Inc.
   5.000%, 06/15/12..........................................    525    527,413
Safeway, Inc.
   5.625%, 08/15/14..........................................    500    539,518
Sempra Energy
   2.000%, 03/15/14..........................................    416    423,191
Spectra Energy Capital LLC
   5.668%, 08/15/14..........................................    955  1,041,920
St. Jude Medical, Inc.
   2.200%, 09/15/13..........................................    325    331,788

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------ ------------
                                                             (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14......................................... $  100 $    106,099
State Street Corp.
   4.300%, 05/30/14.........................................  1,400    1,497,268
SunTrust Banks, Inc.
   5.250%, 11/05/12.........................................    425      434,059
Target Corp.
   4.000%, 06/15/13.........................................  1,000    1,037,298
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................  2,550    2,723,428
Texas Instruments, Inc.
   0.875%, 05/15/13.........................................    500      502,562
Time Warner Cable, Inc.
   6.200%, 07/01/13.........................................    425      451,251
Toyota Motor Credit Corp.
   1.000%, 02/17/15.........................................  3,000    3,005,100
Travelers Property Casualty Corp.
   5.000%, 03/15/13.........................................  1,400    1,449,030
Union Bank NA
   2.125%, 12/16/13.........................................  1,400    1,423,825
UnitedHealth Group, Inc.
   5.000%, 08/15/14.........................................  1,170    1,278,240
Valero Energy Corp.
   4.750%, 04/01/14.........................................  1,125    1,191,160
Verizon Communications, Inc.
   4.350%, 02/15/13.........................................    750      772,349
Viacom, Inc.
   4.375%, 09/15/14.........................................    780      840,229
Wal-Mart Stores, Inc.
   1.625%, 04/15/14.........................................  4,300    4,396,965
Walt Disney Co. (The)
   0.875%, 12/01/14.........................................  1,500    1,506,386
Waste Management, Inc.
   6.375%, 11/15/12.........................................    325      334,521
WellPoint, Inc.
   5.000%, 12/15/14.........................................  2,500    2,739,755
Wells Fargo & Co.
   3.750%, 10/01/14.........................................  2,300    2,439,408
                                                                    ------------
TOTAL UNITED STATES.........................................         155,839,321
                                                                    ------------
TOTAL BONDS.................................................         279,796,733
                                                                    ------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
   0.875%, 12/27/13.........................................  1,500    1,513,836
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14.........................................  2,000    2,038,210

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
   1.000%, 08/27/14........................................ $ 2,000 $  2,030,276
   2.875%, 02/09/15........................................  11,000   11,721,017
Federal National Mortgage Association
   2.750%, 03/13/14........................................   3,700    3,866,008
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           21,169,347
                                                                    ------------
U.S. TREASURY
   OBLIGATIONS -- (7.6%)
U.S. Treasury Note
<>^^ 0.625%, 12/31/12......................................  24,800   24,872,664
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $323,817,388)......................................         $325,838,744
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds..............................      -- $279,796,733      --  $279,796,733
Agency Obligations.................      --   21,169,347      --    21,169,347
U.S. Treasury Obligations..........      --   24,872,664      --    24,872,664
Swap Agreements**..................      --    3,990,619      --     3,990,619
Futures Contracts**................ $26,501           --      --        26,501
Forwards**.........................      --     (556,472)     --      (556,472)
                                    ------- ------------  ------  ------------
TOTAL.............................. $26,501 $329,272,891      --  $329,299,392
                                    ======= ============  ======  ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    325,839
Temporary Cash Investments at Value & Cost.......................           79
Segregated Cash for Futures Contracts............................        2,618
Foreign Currencies at Value......................................          322
Cash.............................................................        8,067
Receivables:.....................................................
   Interest......................................................        3,268
   Fund Shares Sold..............................................          256
   Futures Margin Variation......................................           16
Unrealized Gain on Swap Contracts................................        3,991
Prepaid Expenses and Other Assets................................           31
                                                                  ------------
       Total Assets..............................................      344,487
                                                                  ------------
LIABILITIES:
Payables:........................................................
   Investment Securities Purchased...............................        1,592
   Fund Shares Redeemed..........................................        1,010
   Due to Advisor................................................           83
Unrealized Loss on Forward Currency Contracts....................          556
Accrued Expenses and Other Liabilities...........................           10
                                                                  ------------
       Total Liabilities.........................................        3,251
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   36,910,496
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.24
                                                                  ============
Investments at Cost.............................................. $    323,817
                                                                  ------------
Foreign Currencies at Cost....................................... $        320
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    356,775
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          700
Accumulated Net Realized Gain (Loss).............................      (21,729)
Net Unrealized Foreign Exchange Gain (Loss)......................         (551)
Net Unrealized Appreciation (Depreciation).......................        6,041
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.................................................. $  1,604
                                                              --------
          Total Investment Income............................    1,604
                                                              --------
EXPENSES
   Investment Advisory Services Fees.........................      493
   Accounting & Transfer Agent Fees..........................       30
   Custodian Fees............................................        5
   Filing Fees...............................................       13
   Shareholders' Reports.....................................        3
   Directors'/Trustees' Fees & Expenses......................        1
   Professional Fees.........................................        5
   Organizational & Offering Costs...........................        1
   Other.....................................................        1
                                                              --------
          Total Expenses.....................................      552
                                                              --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note D)...............      (68)
   Fees Paid Indirectly......................................       (4)
                                                              --------
   Net Expenses..............................................      480
                                                              --------
   NET INVESTMENT INCOME (LOSS)..............................    1,124
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................      238
       Futures...............................................     (984)
       Foreign Currency Transactions.........................      (25)
       Swap Contracts........................................  (20,951)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................    1,165
       Futures...............................................      (11)
       Swap Contracts........................................    6,060
       Translation of Foreign Currency Denominated
         Amounts.............................................     (551)
                                                              --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................  (15,059)
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................. $(13,935)
                                                              ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                SIX MONTHS
                                                   ENDED           PERIOD
                                                 APRIL 30,   NOVEMBER 9, 2010(a)
                                                   2012      TO OCTOBER 31, 2011
                                                -----------  -------------------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................    $  1,124             $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............         238                  227
       Futures.................................        (984)              (1,328)
       Foreign Currency Transactions...........         (25)                  --
       Swap Contracts..........................     (20,951)             (10,020)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...................       1,165                  859
       Futures.................................         (11)                  37
       Swap Contracts..........................       6,060               (2,069)
       Translation of Foreign Currency
         Denominated Amounts...................        (551)                  --
                                                   --------             --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     (13,935)             (11,188)
                                                   --------             --------
Distributions From:
   Net Investment Income:
       Institutional Shares....................        (655)                (574)
   Net Short-Term Gains:
       Institutional Shares....................        (151)                  --
                                                   --------             --------
          Total Distributions..................        (806)                (574)
                                                   --------             --------
Capital Share Transactions (1):
   Shares Issued...............................     164,067              278,288
   Shares Issued in Lieu of Cash
     Distributions.............................         782                  559
   Shares Redeemed.............................     (39,653)             (36,304)
                                                   --------             --------
          Net Increase (Decrease) from
            Capital Share Transactions.........     125,196              242,543
                                                   --------             --------
          Total Increase (Decrease) in
            Net Assets.........................     110,455              230,781
NET ASSETS
   Beginning of Period.........................     230,781                   --
                                                   --------             --------
   End of Period...............................    $341,236             $230,781
                                                   ========             ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      17,466               27,085
   Shares Issued in Lieu of Cash
     Distributions.............................          85                   52
   Shares Redeemed.............................      (4,253)              (3,525)
                                                   --------             --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........      13,298               23,612
                                                   ========             ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...........................    $    700             $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 SIX MONTHS            PERIOD
                                                    ENDED        NOVEMBER 9, 2010(a)
                                                  APRIL 30,              TO
                                                    2012            OCT. 31, 2011
                                                -----------      -------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period...........    $   9.77                 $  10.00
                                                   --------                 --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............        0.04                     0.07
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................       (0.53)                   (0.27)
                                                   --------                 --------
       Total from Investment Operations........       (0.49)                   (0.20)
                                                   --------                 --------
Less Distributions
------------------
   Net Investment Income.......................       (0.03)                   (0.03)
   Net Realized Gains..........................       (0.01)                      --
                                                   --------                 --------
       Total Distributions.....................       (0.04)                   (0.03)
                                                   --------                 --------
Net Asset Value, End of Period.................    $   9.24                 $   9.77
                                                   ========                 ========
Total Return...................................       (5.10)%(C)               (2.02)%(C)
                                                   --------                 --------
Net Assets, End of Period (thousands)..........    $341,236                 $230,781
Ratio of Expenses to Average Net Assets(D).....        0.34%(B)                 0.47%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)(D)             0.39%(B)                 0.53%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets(D)....................................        0.80%(B)                 0.64%(B)(E)
Portfolio Turnover Rate........................          27%(C)                   50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2012, the Portfolio held $54,715,177 in the Subsidiary, representing 15.88% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended
April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At April 30, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2012, approximately $68 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.       $  4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               DFA Commodity Strategy Portfolio............. $  1

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. GOVERNMENT     OTHER INVESTMENT
                          SECURITIES           SECURITIES
                      ------------------- --------------------
                      PURCHASES   SALES   PURCHASES    SALES
                      --------- --------- ---------- ---------
                      $  39,657 $  14,229 $  147,536 $  58,756

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE        INCREASE
                                                                 (DECREASE)      (DECREASE)
                                                 INCREASE      UNDISTRIBUTED    ACCUMULATED
                                                (DECREASE)     NET INVESTMENT   NET REALIZED
                                              PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                              ---------------  --------------  --------------
DFA Commodity Strategy Portfolio.............        $(10,964)          $(301)        $11,265

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio
      2011.............................      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                               TOTAL NET
                                  NET INVESTMENT                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                    SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------  ------------ -------------- --------------
              $345,536     $2,187       $(21,805)      $(19,618)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
       SETTLEMENT  CURRENCY          CONTRACT     VALUE AT     EXCHANGE
          DATE     AMOUNT** CURRENCY  AMOUNT   APRIL 30, 2012 GAIN (LOSS)
       ----------  -------- -------- --------  -------------- -----------
       05/11/12...  (2,144)   Euro   $ (2,816)    $ (2,839)      $ (23)
       05/11/12... (29,382)   Euro    (38,361)     (38,894)       (533)
                                     --------     --------       -----
                                     $(41,177)    $(41,733)      $(556)
                                     ========     ========       =====

* During the six months ended April 30, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(30,892) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS)
-----------                          ---------- ---------- -------- -----------
Brent Crude Futures                   09/13/12       2      $  236       --
CBT Wheat Futures                     07/17/12       7         229      $ 4
Coffee 'C' Futures                    07/31/12       1          67        1
Copper Futures                        07/31/12       4         383        3
Corn Futures                          07/17/12       9         286        8
Cotton No. 2 Futures                  07/23/12       2          89       (2)
Gasoline RBOB Futures                 07/30/12       1         130       --
Gold 100oz Futures                    08/31/12       3         500        1
Heating Oil Futures                   07/30/12       1         134       --
Lean Hogs Futures                     07/18/12       3         104       (2)
Live Cattle Futures                   09/12/12       3         140        1
LME Nickel Futures                    07/18/12       1         107       (3)
LME Prime Aluminum Futures            07/18/12       5         264        1
LME Zinc Futures                      07/18/12       3         155       (6)
Natural Gas Futures                   09/30/12      15         376       20
Silver Futures                        07/31/12       1         155       (1)
Soybean Futures                       07/17/12       5         376        4
Soybean Oil Futures                   07/24/12       5         165       (3)
Sugar #11 Futures                     09/15/12       6         142       (1)
WTI Crude Futures                     11/30/12       4         423        1
                                                            ------      ---
                                                            $4,461      $26
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $5,510 (in thousands).

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ----------     -------- --------------
Citibank, N.A.                            05/29/12  USD $120,553     $1,445
Deutsche Bank AG, London Branch           05/29/12  USD  100,990      1,208
UBS AG                                    05/29/12  USD  111,695      1,338
                                                        --------     ------
                                                        $333,238     $3,991
                                                        ========     ======

* During the six months ended April 30, 2012 the Portfolio's average notional value of outstanding swap contracts was $274,228 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -----------------------------------------------------
DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
---------------               ------------------    ---------------------------
Commodity contracts         Payables: Futures
                            Margin Variation
Foreign exchange contracts                         Unrealized Loss on Forward
                                                   Currency Contracts
Other contracts             Unrealized Gain
                            on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                           -----------------------
                                             TOTAL VALUE
                                                  AT       COMMODITY     OTHER
                                            APRIL 30, 2012 CONTRACTS   CONTRACTS
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $4,018        $26*      $3,991


                                                           LIABILITY DERIVATIVES VALUE
                                                           ---------------------------
                                             TOTAL VALUE    FOREIGN
                                                  AT       EXCHANGE        OTHER
                                            APRIL 30, 2012 CONTRACTS     CONTRACTS
                                            -------------- ---------     ---------
  Dimensional Cayman Commodity Fund I, LTD.     $(556)       $(556)         --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

DERIVATIVE TYPE                               LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -------------------------------------------------------------------------------------------------
Commodity contracts         Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation of
                            Foreign Currency Denominated Amounts

Other contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation (Depreciation) of:
                            Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(21,949)   $(984)    $(14)   $(20,951)


                                                  CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                            FOREIGN
                                                 COMMODITY EXCHANGE     OTHER
                                          TOTAL  CONTRACTS CONTRACTS  CONTRACTS
                                          ------ --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD. $5,494     $(10)     $(556)  $6,060

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, two shareholders held 76% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 DFA INTERNATIONAL VALUE PORTFOLIO**    11/01/11  04/30/12    RATIO*   PERIOD*
 -----------------------------------    --------- --------- ---------- --------
 Actual Fund Return Class R2 Shares     $1,000.00 $1,008.92    0.71%    $3.55
    Institutional Class Shares......... $1,000.00 $1,009.60    0.45%    $2.25
 Hypothetical 5% Annual Return
    Class R2 Shares.................... $1,000.00 $1,021.33    0.71%    $3.57
    Institutional Class Shares......... $1,000.00 $1,022.63    0.45%    $2.26

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 U.S. LARGE COMPANY PORTFOLIO           11/01/11  04/30/12    RATIO*   PERIOD*
 ----------------------------           --------- --------- ---------- --------
 Actual Fund Return.................... $1,000.00 $1,126.95    0.10%    $0.53
 Hypothetical 5% Annual Return......... $1,000.00 $1,024.37    0.10%    $0.50

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

                     Consumer Discretionary........  11.2%
                     Consumer Staples..............  10.9%
                     Energy........................  11.2%
                     Financials....................  12.7%
                     Health Care...................  11.4%
                     Industrials...................  10.5%
                     Information Technology........  20.3%
                     Materials.....................   3.4%
                     Real Estate Investment Trusts.   2.0%
                     Telecommunication Services....   2.9%
                     Utilities.....................   3.5%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,448,976,781
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,184,677,586)....................................... $5,448,976,781
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (9.7%)
 #*Amazon.com, Inc...........................   116,103 $ 26,924,286             0.7%
   Comcast Corp. Class A.....................   859,958   26,082,526             0.6%
   Home Depot, Inc. (The)....................   491,633   25,461,673             0.6%
  #McDonald's Corp...........................   324,835   31,655,171             0.8%
  #Walt Disney Co. (The).....................   571,616   24,642,366             0.6%
   Other Securities..........................            317,209,071             7.7%
                                                        ------------ ---------------
Total Consumer Discretionary.................            451,975,093            11.0%
                                                        ------------ ---------------
Consumer Staples -- (9.4%)...................
   Altria Group, Inc.........................   652,399   21,013,772             0.5%
  #Coca-Cola Co. (The).......................   721,776   55,085,944             1.3%
   CVS Caremark Corp.........................   415,352   18,533,006             0.5%
   Kraft Foods, Inc. Class A.................   563,921   22,483,530             0.5%
   PepsiCo, Inc..............................   500,905   33,059,730             0.8%
  #Philip Morris International, Inc..........   549,136   49,153,163             1.2%
   Procter & Gamble Co. (The)................   878,427   55,903,094             1.4%
  #Wal-Mart Stores, Inc......................   557,020   32,814,048             0.8%
   Other Securities..........................            149,317,181             3.6%
                                                        ------------ ---------------
Total Consumer Staples.......................            437,363,468            10.6%
                                                        ------------ ---------------
Energy -- (9.7%)
  #Chevron Corp..............................   630,490   67,185,014             1.6%
  #ConocoPhillips............................   408,117   29,233,421             0.7%
   Exxon Mobil Corp.......................... 1,503,130  129,780,244             3.2%
   Occidental Petroleum Corp.................   258,660   23,594,965             0.6%
   Schlumberger, Ltd.........................   425,364   31,536,487             0.8%
   Other Securities..........................            170,610,864             4.1%
                                                        ------------ ---------------
Total Energy.................................            451,940,995            11.0%
                                                        ------------ ---------------
Financials -- (11.0%)
   American Express Co.......................   323,649   19,486,906             0.5%
   Bank of America Corp...................... 3,422,751   27,758,511             0.7%
 #*Berkshire Hathaway, Inc...................   560,722   45,110,085             1.1%
  #Citigroup, Inc............................   934,002   30,859,426             0.7%
  #Goldman Sachs Group, Inc. (The)...........   157,833   18,174,470             0.4%
   JPMorgan Chase & Co....................... 1,217,424   52,324,884             1.3%
   U.S. Bancorp..............................   609,429   19,605,331             0.5%
   Wells Fargo & Co.......................... 1,681,731   56,220,267             1.4%
   Other Securities..........................            240,736,419             5.8%
                                                        ------------ ---------------
Total Financials.............................            510,276,299            12.4%
                                                        ------------ ---------------
Health Care -- (9.8%)
  #Abbott Laboratories.......................   501,452   31,120,111             0.8%
   Bristol-Myers Squibb Co...................   538,367   17,965,307             0.4%
  #Johnson & Johnson.........................   875,454   56,983,301             1.4%
   Merck & Co., Inc..........................   970,788   38,093,721             0.9%
   Pfizer, Inc............................... 2,404,169   55,127,595             1.3%
   UnitedHealth Group, Inc...................   333,257   18,712,381             0.5%
   Other Securities..........................            240,956,074             5.8%
                                                        ------------ ---------------
Total Health Care............................            458,958,490            11.1%
                                                        ------------ ---------------
Industrials -- (9.1%)
   3M Co.....................................   221,502   19,793,419             0.5%
   Boeing Co. (The)..........................   237,823   18,264,806             0.4%
  #Caterpillar, Inc..........................   206,509   21,222,930             0.5%
  #General Electric Co....................... 3,374,552   66,073,728             1.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc................    305,752 $   23,891,461             0.6%
   United Technologies Corp..................    290,266     23,697,316             0.6%
   Other Securities..........................               250,523,651             6.1%
                                                         -------------- ---------------
Total Industrials............................               423,467,311            10.3%
                                                         -------------- ---------------
Information Technology -- (17.5%)
  *Apple, Inc................................    297,349    173,723,180             4.2%
  #Cisco Sytems, Inc.........................  1,717,672     34,611,091             0.8%
 #*EMC Corp..................................    654,765     18,470,921             0.4%
  *Google, Inc...............................     80,879     48,950,397             1.2%
   Intel Corp................................  1,593,313     45,250,089             1.1%
   International Business Machines Corp......    369,518     76,519,787             1.9%
   Microsoft Corp............................  2,381,610     76,259,152             1.9%
   Oracle Corp...............................  1,250,207     36,743,584             0.9%
   QUALCOMM, Inc.............................    539,423     34,436,764             0.8%
  #Visa, Inc.................................    158,645     19,510,162             0.5%
   Other Securities..........................               253,019,143             6.1%
                                                         -------------- ---------------
Total Information Technology.................               817,494,270            19.8%
                                                         -------------- ---------------
Materials -- (3.0%)
   Other Securities..........................               138,977,172             3.4%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (1.7%)
   Other Securities..........................                81,084,292             2.0%
                                                         -------------- ---------------
Telecommunication Services -- (2.5%)
   AT&T, Inc.................................  1,890,785     62,225,734             1.5%
  #Verizon Communications, Inc...............    904,299     36,515,594             0.9%
   Other Securities..........................                18,578,221             0.4%
                                                         -------------- ---------------
Total Telecommunication Services.............               117,319,549             2.8%
                                                         -------------- ---------------
Utilities -- (3.0%)
   Other Securities..........................               139,271,116             3.4%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,028,128,055            97.8%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares........ 86,468,661     86,468,661             2.1%
                                                         -------------- ---------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                              SHARES/ FACE                  PERCENTAGE
                                                 AMOUNT        VALUE+     OF NET ASSETS**
                                              ------------ -------------- ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........  540,103,169 $  540,103,169            13.1%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.21%, 05/01/12
     (Collateralized by $4,834,439 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to
     09/01/45, valued at $4,849,426) to be
     repurchased at $4,693,635............... $      4,694      4,693,608             0.1%
                                                           --------------           -----
TOTAL SECURITIES LENDING COLLATERAL..........                 544,796,777            13.2%
                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,080,960,089)......................              $4,659,393,493           113.1%
                                                           ==============           =====

Summary of the Porfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  451,975,093           --      -- $  451,975,093
   Consumer Staples..............    437,363,468           --      --    437,363,468
   Energy........................    451,940,995           --      --    451,940,995
   Financials....................    510,276,299           --      --    510,276,299
   Health Care...................    458,958,490           --      --    458,958,490
   Industrials...................    423,467,311           --      --    423,467,311
   Information Technology........    817,494,270           --      --    817,494,270
   Materials.....................    138,977,172           --      --    138,977,172
   Real Estate Investment Trusts.     81,084,292           --      --     81,084,292
   Telecommunication Services....    117,319,549           --      --    117,319,549
   Utilities.....................    139,271,116           --      --    139,271,116
Temporary Cash Investments.......     86,468,661           --      --     86,468,661
Securities Lending Collateral....             -- $544,796,777      --    544,796,777
Futures Contracts**..............      1,751,751           --      --      1,751,751
                                  -------------- ------------  ------ --------------
TOTAL............................ $4,116,348,467 $544,796,777      -- $4,661,145,244
                                  ============== ============  ====== ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                                                   INTERNATIONAL   U.S. LARGE
                                                                                                       VALUE        COMPANY
                                                                                                     PORTFOLIO     PORTFOLIO
                                                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    5,448,977            --
Investments at Value (including $0 and $532,169 of securities on loan, respectively).............             --  $  4,028,128
Temporary Cash Investments at Value & Cost.......................................................             --        86,468
Collateral Received from Securities on Loan at Value & Cost......................................             --         4,694
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................             --       540,103
Cash.............................................................................................             --         4,550
Receivables:
   Dividends and Interest........................................................................             --         4,054
   Securities Lending Income.....................................................................             --            69
   Fund Shares Sold..............................................................................          4,473           862
Prepaid Expenses and Other Assets................................................................             19            44
                                                                                                  --------------  ------------
       Total Assets..............................................................................      5,453,469     4,668,972
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       544,797
   Affiliated Investment Company Purchased.......................................................          2,585            --
   Fund Shares Redeemed..........................................................................          1,888         2,949
   Due to Advisor................................................................................            902           255
   Futures Margin Variation......................................................................             --           317
Accrued Expenses and Other Liabilities...........................................................            243           476
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          5,618       548,794
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,788 and $0 and shares outstanding of 429,693 and 0,
  respectively................................................................................... $        15.80           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $5,441,063 and $4,120,178 and shares
  outstanding of 344,572,131 and 373,358,464, respectively....................................... $        15.79  $      11.04
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investment in Affiliated Investment Company at Cost.............................................. $    5,184,678  $         --
                                                                                                  --------------  ------------
Investments at Cost.............................................................................. $           --  $  2,449,695
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    6,056,439  $  3,196,072
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........         48,219        10,653
Accumulated Net Realized Gain (Loss).............................................................       (921,897)     (666,732)
Net Unrealized Foreign Exchange Gain (Loss)......................................................            791            --
Net Unrealized Appreciation (Depreciation).......................................................        264,299     1,580,185
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA
                                                                                                INTERNATIONAL  U.S. LARGE
                                                                                                    VALUE       COMPANY
                                                                                                 PORTFOLIO*    PORTFOLIO
                                                                                                -------------  ----------
Investment Income..............................................................................
   Dividends (Net of Foreign Taxes Withheld of $7,177 and $0, respectively)....................      $ 92,860    $ 41,104
   Interest....................................................................................             1          52
   Income from Securities Lending..............................................................         4,672         453
   Expenses Allocated from Affiliated Investment Company.......................................        (6,135)         --
                                                                                                     --------    --------
          Total Investment Income..............................................................        91,398      41,609
                                                                                                     --------    --------
EXPENSES
   Investment Advisory Services Fees...........................................................            --         488
   Administrative Services Fees................................................................         5,275         976
   Accounting & Transfer Agent Fees............................................................            36         210
   Shareholder Servicing Fees -- Class R2 Shares...............................................             8          --
   S&P 500 (R) Fees............................................................................            --          70
   Custodian Fees..............................................................................            --          25
   Filing Fees.................................................................................            83          52
   Shareholders' Reports.......................................................................            73          47
   Directors'/Trustees' Fees & Expenses........................................................            21          15
   Professional Fees...........................................................................            77          82
   Other.......................................................................................            24          22
                                                                                                     --------    --------
          Total Expenses.......................................................................         5,597       1,987
                                                                                                     --------    --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note
     C)........................................................................................            --         (46)
                                                                                                     --------    --------
   Net Expenses................................................................................         5,597       1,941
                                                                                                     --------    --------
   NET INVESTMENT INCOME (LOSS)................................................................        85,801      39,668
                                                                                                     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities..............................            --         543
   Net Realized Gain (Loss) on:................................................................
       Investment Securities Sold..............................................................        59,905      (7,325)
       Futures.................................................................................            --      10,696
       Foreign Currency Transactions...........................................................          (608)         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............................................       (94,767)    428,117
       Futures.................................................................................            --      (1,992)
       Translation of Foreign Currency Denominated Amounts.....................................           630          --
                                                                                                     --------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................       (34,840)    430,039
                                                                                                     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 50,961    $469,707
                                                                                                     ========    ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA INTERNATIONAL          U.S. LARGE
                                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                                          ----------------------  ----------------------
                                                                          SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                                             ENDED      ENDED        ENDED      ENDED
                                                                           APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                                             2012        2011        2012        2011
                                                                          ----------- ----------  ----------- ----------
                                                                          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   85,801  $  179,582  $   39,668  $   75,394
   Capital Gain Distributions Received from Investment Securities........         --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     59,905     112,233      (7,325)    (44,142)
       Futures...........................................................         --          --      10,696       2,851
       Foreign Currency Transactions.....................................       (608)        364          --          --
   Change in Unrealized Appreciation (Depreciation) of:..................
       Investment Securities and Foreign Currency........................    (94,767)   (767,465)    428,117     251,680
       Futures...........................................................         --          --      (1,992)      2,298
       Translation of Foreign Currency Denominated Amounts...............        630        (353)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................     50,961    (475,639)    469,707     288,081
                                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (62)       (172)         --          --
       Institutional Class Shares........................................    (59,865)   (172,488)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
          Total Distributions............................................    (59,927)   (172,660)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................    681,636   1,450,393     326,105     651,122
   Shares Issued in Lieu of Cash Distributions...........................     55,878     162,689      33,980      62,748
   Shares Redeemed.......................................................   (574,122)   (834,167)   (432,101)   (878,396)
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........    163,392     778,915     (72,016)   (164,526)
                                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................    154,426     130,616     358,165      49,040
NET ASSETS
   Beginning of Period...................................................  5,293,425   5,162,809   3,762,013   3,712,973
                                                                          ----------  ----------  ----------  ----------
   End of Period......................................................... $5,447,851  $5,293,425  $4,120,178  $3,762,013
                                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     44,110      82,666      31,677      65,475
   Shares Issued in Lieu of Cash Distributions...........................      3,788       9,157       3,420       6,398
   Shares Redeemed.......................................................    (37,388)    (47,291)    (41,893)    (89,099)
   Shares Reduced by Reverse Stock Split (Note G)........................         --          (2)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed........     10,510      44,530      (6,796)    (17,226)
                                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $   48,219  $   22,345  $   10,653  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                   CLASS R2 SHARES+
                                                              ----------------------------------------------------

                                                              SIX MONTHS     YEAR      YEAR     YEAR
                                                                 ENDED      ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               APRIL 30,   OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2012        2011      2010     2009    OCT. 31, 2008
                                                              -----------  --------  -------- -------- ----------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period ........................   $15.83      $17.82    $17.13   $13.58      $ 26.31
                                                                ------      ------    ------   ------      -------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................     0.24        0.53      0.37     0.42         0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.11)      (2.00)     1.29     4.10       (11.73)
                                                                ------      ------    ------   ------      -------
   Total from Investment Operations..........................     0.13       (1.47)     1.66     4.52       (11.07)
                                                                ------      ------    ------   ------      -------
Less Distributions
-------------------
  Net Investment Income......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
  Net Realized Gains.........................................       --          --        --       --           --
                                                                ------      ------    ------   ------      -------
   Total Distributions.......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------      ------    ------   ------      -------
Net Asset Value, End of Period...............................   $15.80      $15.83    $17.82   $17.13      $ 13.58
                                                                ======      ======    ======   ======      =======
Total Return.................................................     0.89%(C)   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------      ------    ------   ------      -------
Net Assets, End of Period (thousands)........................   $6,788      $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)                       0.71%(B)    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     3.06%(B)    2.97%     2.11%    2.96%        7.47%(B)(E)
                                                                ------      ------    ------   ------      -------

                                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                              INSTITUTIONAL CLASS SHARES
                                                              -------------------------------------------------------------------
                                                                                                                      PERIOD
                                                               SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,
                                                                  ENDED         ENDED       ENDED       ENDED        2007 TO
                                                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                                  2012           2011        2010        2009          2008
                                                              -----------    ----------   ----------  ----------  ----------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period ........................ $    15.83     $    17.81   $    16.46  $    12.54  $    25.51
                                                              ----------     ----------   ----------  ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.25           0.58         0.39        0.40        0.74
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.11)         (1.99)        1.34        3.92      (12.44)
                                                              ----------     ----------   ----------  ----------  ----------
   Total from Investment Operations..........................       0.14          (1.41)        1.73        4.32      (11.70)
                                                              ----------     ----------   ----------  ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.18)         (0.57)       (0.38)      (0.40)      (0.78)
  Net Realized Gains.........................................         --             --           --          --       (0.49)
                                                              ----------     ----------   ----------  ----------  ----------
   Total Distributions.......................................      (0.18)         (0.57)       (0.38)      (0.40)      (1.27)
                                                              ----------     ----------   ----------  ----------  ----------
Net Asset Value, End of Period............................... $    15.79     $    15.83   $    17.81  $    16.46  $    12.54
                                                              ==========     ==========   ==========  ==========  ==========
Total Return.................................................       0.96%(C)      (8.26)%      10.94%      35.11%     (47.96)%(C)
                                                              ----------     ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)........................ $5,441,063     $5,287,323   $5,157,857  $4,437,846  $3,350,073
Ratio of Expenses to Average Net Assets (D)                         0.45%(B)       0.45%        0.45%       0.46%       0.44%(B)
Ratio of Net Investment Income to Average Net Assets.........       3.27%(B)       3.26%        2.34%       3.00%       3.86%(B)
                                                              ----------     ----------   ----------  ----------  ----------


                                                              -----------------------

                                                                 YEAR        YEAR
                                                                ENDED       ENDED
                                                               NOV. 30,    NOV. 30,
                                                                 2007        2006
                                                              ----------  ----------

Net Asset Value, Beginning of Period ........................     $22.71  $    17.67
                                                              ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.72        0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.09        5.37
                                                              ----------  ----------
   Total from Investment Operations..........................       3.81        6.03
                                                              ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.63)      (0.65)
  Net Realized Gains.........................................      (0.38)      (0.34)
                                                              ----------  ----------
   Total Distributions.......................................      (1.01)      (0.99)
                                                              ----------  ----------
Net Asset Value, End of Period...............................    $ 25.51  $    22.71
                                                              ==========  ==========
Total Return.................................................      17.09%      35.39%
                                                              ----------  ----------
Net Assets, End of Period (thousands)........................ $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D)                         0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       2.89%       3.25%
                                                              ----------  ----------

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS       YEAR         YEAR          YEAR         PERIOD
                                                           ENDED        ENDED        ENDED         ENDED      DEC. 1, 2007
                                                         APRIL 30,     OCT. 31,     OCT. 31,      OCT. 31,         TO
                                                           2012          2011         2010          2009      OCT. 31, 2008
                                                       -----------    ----------  ----------    --------     -------------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................. $     9.90     $     9.34  $     8.16    $   7.62       $  11.63
                                                       ----------     ----------  ----------    --------       --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.11           0.19        0.18        0.18           0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       1.14           0.56        1.15        0.55          (3.99)
                                                       ----------     ----------  ----------    --------       --------
   Total from Investment Operations...................       1.25           0.75        1.33        0.73          (3.79)
                                                       ----------     ----------  ----------    --------       --------
Less Distributions
------------------
 Net Investment Income................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
   Total Distributions................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
Net Asset Value, End of Period........................ $    11.04     $     9.90  $     9.34    $   8.16       $   7.62
                                                       ==========     ==========  ==========    ========       ========
Total Return..........................................      12.70%(C)       8.09%      16.47%      10.07%        (33.10)%(C)
                                                       ----------     ----------  ----------    --------       --------
Net Assets, End of Period (thousands)................. $4,120,178     $3,762,013  $3,712,973    $785,689       $729,218
Ratio of Expenses to Average Net Assets...............       0.10%(B)       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.10%(B)       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)
Ratio of Net Investment Income to Average Net Assets..       2.04%(B)       1.95%       1.99%       2.53%          2.10%(B)
Portfolio Turnover Rate...............................          1%(C)          4%          1%*       N/A            N/A

                                                       ------------------------
                                                            YEAR          YEAR
                                                           ENDED         ENDED
                                                          NOV. 30,      NOV. 30,
                                                            2007          2006
                                                       ----------     --------

Net Asset Value, Beginning of Period.................. $    11.00     $   9.82
                                                       ----------     --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.22         0.19
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       0.62         1.18
                                                       ----------     --------
   Total from Investment Operations...................       0.84         1.37
                                                       ----------     --------
Less Distributions
------------------
 Net Investment Income................................      (0.21)       (0.19)
                                                       ----------     --------
   Total Distributions................................      (0.21)       (0.19)
                                                       ----------     --------
Net Asset Value, End of Period........................ $    11.63     $  11.00
                                                       ==========     ========
Total Return..........................................       7.71%       14.11%
                                                       ----------     --------
Net Assets, End of Period (thousands)................. $1,002,142     $877,405
Ratio of Expenses to Average Net Assets...............       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to Average Net Assets..       1.90%        1.90%
Portfolio Turnover Rate...............................        N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
U.S. Large Company Portfolio             U.S. Large Company
                              83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                                   UNREALIZED APPRECIATION
FUND                          NET ASSETS     (DEPRECIATION)             ACQUIRING FUND         NET ASSETS
------                        ---------- ----------------------- ----------------------------- ----------
U.S. Large Company Portfolio.                                    U.S. Large Company
                              $2,731,987        $315,984         Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2012, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio  0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                            PREVIOUSLY
                                                                            RECOVERY       WAIVED FEES/
                                                             EXPENSE     OF PREVIOUSLY   EXPENSES ASSUMED
                                                            LIMITATION    WAIVED FEES/   SUBJECT TO FUTURE
                                                              AMOUNT    EXPENSES ASSUMED     RECOVERY
                                                            ----------  ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..       0.79%               --                --
U.S. Large Company Portfolio (2)...........................       0.10%               --          $    568

(1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

            DFA International Value Portfolio................. $140
            U.S. Large Company Portfolio......................  210

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases...................................... $ 53,970
            Sales..........................................  162,976

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             INCREASE       INCREASE
                                                            (DECREASE)     (DECREASE)
                                            INCREASE      UNDISTRIBUTED   ACCUMULATED
                                           (DECREASE)     NET INVESTMENT  NET REALIZED
                                         PAID-IN-CAPITAL      INCOME     GAINS (LOSSES)
                                         ---------------  -------------- --------------
DFA International Value Portfolio.......              --            $990        $  (990)
U.S. Large Company Portfolio............        $(11,723)              1         11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                      -------------- ------------- ----------
   DFA International Value Portfolio.
   2010..............................     $  107,409            -- $  107,409
   2011..............................        172,660            --    172,660
   U.S. Large Company Portfolio......
   2010..............................         35,473            --     35,473
   2011..............................         74,515            --     74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                TOTAL NET
                                   NET INVESTMENT                             DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARYFORWARD      LOSSES)
                                   -------------- ------------- ------------  -------------
DFA International Value Portfolio.        $24,411            --    $(981,047)     $(956,636)
U.S. Large Company Portfolio......         10,710            --     (416,033)      (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                   -----------------------------------------------------------------------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                    FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                    TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                   ---------- ------------ --------------  --------------
DFA International Value Portfolio. $5,185,881   $  821,950      $(558,854)     $  263,096
U.S. Large Company Portfolio......  3,409,159    1,775,277       (525,043)      1,250,234

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                                   YEAR
                                                        SIX MONTHS ENDED          ENDED
                                                         APRIL 30, 2012       OCT. 31, 2011
                                                       ------------------  -------------------
                                                         AMOUNT    SHARES    AMOUNT     SHARES
                                                       ---------  -------  ----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------
Class R2 Shares
 Shares Issued........................................ $   1,151       72  $    4,366      246
 Shares Issued in Lieu of Cash Distributions..........        62        4         172        9
 Shares Redeemed......................................      (506)     (32)     (2,617)    (146)
 Shares Reduced by Reverse Stock Split................        --       --          --       (2)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     707       44  $    1,921      107
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 680,485   44,038  $1,446,027   82,420
 Shares Issued in Lieu of Cash Distributions..........    55,816    3,784     162,517    9,148
 Shares Redeemed......................................  (573,616) (37,356)   (831,550) (47,145)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 162,685   10,466  $  776,994   44,423
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -----------   ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.   S&P 500 (R)
                                   Index    06/15/2012    265     $ 92,326     $ 1,752     $ 4,550

* During the six months ended April 30, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $69,445 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                              Payables: Futures
U.S. Large Company Portfolio. Margin Variation                          $  1,752*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2012:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures
                   Change in Unrealized Appreciation
                     (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  10,696

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  (1,992)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                WEIGHTED       WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE       AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              -------------  ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.          0.83%   $ 21,218        5            $ 2        $ 24,616

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............            2             59%
DFA International Value Portfolio -- Institutional Class Shares.            3             55%
U.S. Large Company Portfolio....................................            2             66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,107.21    0.12%    $0.63
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.27    0.12%    $0.60

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,085.04    0.14%    $0.73
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.17    0.14%    $0.70

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,067.95    0.17%    $0.87
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.02    0.17%    $0.86

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,149.87    0.13%    $0.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.22    0.13%    $0.65

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.59    0.16%    $0.81
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.07    0.16%    $0.81

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,000.00    0.15%    $0.75
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.12    0.15%    $0.75

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.......................................... $1,000.00 $1,046.84    0.19%    $0.97
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.92    0.19%    $0.96

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,061.59    0.33%    $1.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.22    0.33%    $1.66

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                       Consumer Discretionary.....  16.2%
                       Consumer Staples...........   9.1%
                       Energy.....................  18.0%
                       Financials.................  18.5%
                       Health Care................   9.6%
                       Industrials................  14.5%
                       Information Technology.....   3.7%
                       Materials..................   3.0%
                       Telecommunication Services.   6.6%
                       Utilities..................   0.8%
                                                   -----
                                                   100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  12.3%
                       Consumer Staples...........   5.4%
                       Energy.....................  14.3%
                       Financials.................  27.7%
                       Health Care................   1.7%
                       Industrials................  10.8%
                       Information Technology.....   2.8%
                       Materials..................  13.3%
                       Other......................    --
                       Telecommunication Services.   8.3%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                       Consumer Discretionary.....  22.8%
                       Consumer Staples...........   9.8%
                       Energy.....................   1.0%
                       Financials.................  11.0%
                       Health Care................   4.4%
                       Industrials................  27.6%
                       Information Technology.....  11.3%
                       Materials..................  11.5%
                       Telecommunication Services.   0.1%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       THE ASIA PACIFIC SMALL COMPANY SERIES

                       Consumer Discretionary.......  21.7%
                       Consumer Staples.............   4.1%
                       Energy.......................   8.0%
                       Financials...................  10.9%
                       Health Care..................   4.9%
                       Industrials..................  23.6%
                       Information Technology.......   4.4%
                       Materials....................  17.0%
                       Other........................    --
                       Telecommunication Services...   1.7%
                       Utilities....................   3.7%
                                                      -----
                                                     100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                       Consumer Discretionary.......  11.7%
                       Consumer Staples.............   3.2%
                       Energy.......................  24.8%
                       Financials...................   8.9%
                       Health Care..................   2.3%
                       Industrials..................  11.8%
                       Information Technology.......   4.9%
                       Materials....................  28.1%
                       Telecommunication Services...   0.5%
                       Utilities....................   3.8%
                                                      -----
                                                     100.0%

                      THE UNITED KINGDOM SMALL COMPANY SERIES

                      Consumer Discretionary.........  22.8%
                      Consumer Staples...............   4.0%
                      Energy.........................   5.1%
                      Financials.....................  13.0%
                      Health Care....................   2.0%
                      Industrials....................  29.5%
                      Information Technology.........  10.9%
                      Materials......................   8.0%
                      Telecommunication Services.....   2.4%
                      Utilities......................   2.3%
                                                       -----
                                                      100.0%
                      THE EMERGING MARKETS SERIES

                      Consumer Discretionary.........   8.6%
                      Consumer Staples...............   9.6%
                      Energy.........................  13.2%
                      Financials.....................  22.1%
                      Health Care....................   1.2%
                      Industrials....................   7.2%
                      Information Technology.........  13.7%
                      Materials......................  12.9%
                      Other..........................    --
                      Telecommunication Services.....   8.0%
                      Utilities......................   3.5%
                                                       -----
                                                      100.0%

                       THE CONTINENTAL SMALL COMPANY SERIES

                       Consumer Discretionary.......  14.0%
                       Consumer Staples.............   7.5%
                       Energy.......................   4.8%
                       Financials...................  17.3%
                       Health Care..................   8.7%
                       Industrials..................  25.5%
                       Information Technology.......  10.2%
                       Materials....................   8.4%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.6%
                       Utilities....................   2.0%
                                                     -----
                                                     100.0%

                       THE EMERGING MARKETS SMALL CAP SERIES

                       Consumer Discretionary.......  18.4%
                       Consumer Staples.............  11.0%
                       Energy.......................   2.2%
                       Financials...................  17.1%
                       Health Care..................   4.4%
                       Industrials..................  17.7%
                       Information Technology.......   9.9%
                       Materials....................  14.6%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.1%
                       Utilities....................   3.6%
                                                     -----
                                                     100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp.............................  2,385,423 $   77,502,393             0.8%
  #CBS Corp. Class B.........................  2,669,115     89,014,985             0.9%
  #Comcast Corp. Class A..................... 10,008,890    303,569,634             3.0%
   Comcast Corp. Special Class A.............  3,843,964    114,665,446             1.1%
 #*Liberty Interactive Corp. Class A.........  3,316,465     62,482,201             0.6%
  #News Corp. Class A........................  9,024,175    176,873,830             1.7%
  #News Corp. Class B........................  3,247,295     64,426,333             0.6%
  #Time Warner Cable, Inc....................  1,921,256    154,565,045             1.5%
   Time Warner, Inc..........................  5,323,159    199,405,536             2.0%
   Other Securities..........................               403,077,907             4.0%
                                                         --------------            ----
Total Consumer Discretionary.................             1,645,583,310            16.2%
                                                         --------------            ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.................  3,155,848     97,294,794             1.0%
   CVS Caremark Corp.........................  6,431,368    286,967,640             2.8%
  #Kraft Foods, Inc. Class A.................  7,128,852    284,227,329             2.8%
   Other Securities..........................               255,898,110             2.5%
                                                         --------------            ----
Total Consumer Staples.......................               924,387,873             9.1%
                                                         --------------            ----
Energy -- (16.7%)
   Anadarko Petroleum Corp...................  2,574,876    188,506,672             1.9%
   Apache Corp...............................  1,155,774    110,884,958             1.1%
  #Chesapeake Energy Corp....................  3,267,150     60,246,246             0.6%
   Chevron Corp..............................  1,669,494    177,901,281             1.8%
   ConocoPhillips............................  5,710,341    409,031,726             4.0%
   Devon Energy Corp.........................  1,088,705     76,046,044             0.8%
   Hess Corp.................................  1,567,373     81,722,828             0.8%
   Marathon Oil Corp.........................  3,625,708    106,378,273             1.0%
   Marathon Petroleum Corp...................  1,791,952     74,563,123             0.7%
   National Oilwell Varco, Inc...............  1,627,065    123,266,444             1.2%
  #Pioneer Natural Resources Co..............    517,832     59,975,302             0.6%
   Valero Energy Corp........................  2,806,975     69,332,282             0.7%
   Other Securities..........................               288,680,430             2.8%
                                                         --------------            ----
Total Energy.................................             1,826,535,609            18.0%
                                                         --------------            ----
Financials -- (17.1%)
   Bank of America Corp...................... 24,999,052    202,742,312             2.0%
   Capital One Financial Corp................  1,092,331     60,602,524             0.6%
  #Citigroup, Inc............................  9,041,167    298,720,158             2.9%
  #CME Group, Inc............................    319,869     85,027,578             0.8%
   JPMorgan Chase & Co.......................  1,496,828     64,333,667             0.6%
  #Loews Corp................................  2,340,216     96,253,084             1.0%
  #MetLife, Inc..............................  4,759,859    171,497,720             1.7%
   Morgan Stanley............................  3,765,813     65,073,249             0.7%
  #Prudential Financial, Inc.................  2,340,342    141,684,305             1.4%
  #SunTrust Banks, Inc.......................  2,564,707     62,271,086             0.6%
   Other Securities..........................               628,839,010             6.2%
                                                         --------------            ----
Total Financials.............................             1,877,044,693            18.5%
                                                         --------------            ----
Health Care -- (8.8%)
   Aetna, Inc................................  1,957,594     86,212,440             0.8%
   Humana, Inc...............................    698,778     56,377,409             0.6%
   Pfizer, Inc............................... 17,815,204    408,502,628             4.0%
   Thermo Fisher Scientific, Inc.............  1,994,284    110,981,905             1.1%
   WellPoint, Inc............................  2,067,263    140,201,777             1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                SHARES       VALUE+      OF NET ASSETS**
                                              ---------- --------------- ---------------
Health Care -- (Continued)
   Other Securities..........................            $   165,236,290             1.6%
                                                         --------------- ---------------
Total Health Care............................                967,512,449             9.5%
                                                         --------------- ---------------
Industrials -- (13.4%)
   CSX Corp..................................  6,342,908     141,510,277             1.4%
   General Electric Co....................... 21,867,055     428,156,937             4.2%
  #Norfolk Southern Corp.....................  2,045,548     149,181,816             1.5%
   Northrop Grumman Corp.....................  1,545,282      97,785,445             1.0%
   Tyco International, Ltd...................  1,433,965      80,488,455             0.8%
   Union Pacific Corp........................  2,422,164     272,348,120             2.7%
   Other Securities..........................                300,389,113             2.9%
                                                         --------------- ---------------
Total Industrials............................              1,469,860,163            14.5%
                                                         --------------- ---------------
Information Technology -- (3.5%)
   Other Securities..........................                378,920,592             3.7%
                                                         --------------- ---------------
Materials -- (2.7%)
  #Alcoa, Inc................................  5,357,434      52,127,833             0.5%
   International Paper Co....................  2,299,481      76,595,712             0.7%
   Other Securities..........................                171,903,835             1.7%
                                                         --------------- ---------------
Total Materials..............................                300,627,380             2.9%
                                                         --------------- ---------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................. 13,051,618     429,528,748             4.2%
  #CenturyLink, Inc..........................  2,300,437      88,704,851             0.9%
  #Verizon Communications, Inc...............  1,811,751      73,158,505             0.7%
   Other Securities..........................                 78,059,153             0.8%
                                                         --------------- ---------------
Total Telecommunication Services.............                669,451,257             6.6%
                                                         --------------- ---------------
Utilities -- (0.8%)
   Other Securities..........................                 82,481,799             0.8%
                                                         --------------- ---------------
TOTAL COMMON STOCKS..........................             10,142,405,125            99.8%
                                                         --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio -- Institutional Shares....... 31,844,654      31,844,654             0.3%
                                                         --------------- ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund                                                            785,569,107     785,569,107   7.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $375,124 FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198.............................................................    $        364         364,196   0.0%
                                                                                                          --------------- -----
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  785,933,303   7.7%
                                                                                                          --------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147).....................................................................              $10,960,183,082 107.8%
                                                                                                          =============== =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,645,583,310           --      -- $ 1,645,583,310
   Consumer Staples...........     924,387,873           --      --     924,387,873
   Energy.....................   1,826,535,609           --      --   1,826,535,609
   Financials.................   1,877,044,693           --      --   1,877,044,693
   Health Care................     967,512,449           --      --     967,512,449
   Industrials................   1,469,860,163           --      --   1,469,860,163
   Information Technology.....     378,920,592           --      --     378,920,592
   Materials..................     300,627,380           --      --     300,627,380
   Telecommunication Services.     669,451,257           --      --     669,451,257
   Utilities..................      82,481,799           --      --      82,481,799
Temporary Cash Investments....      31,844,654           --      --      31,844,654
Securities Lending Collateral.              -- $785,933,303      --     785,933,303
                               --------------- ------------ ------- ---------------
TOTAL......................... $10,174,249,779 $785,933,303      -- $10,960,183,082
                               =============== ============ ======= ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd.............. 1,490,363 $ 38,957,024             0.5%
   Wesfarmers, Ltd........................... 2,578,622   80,973,411             1.1%
   Other Securities..........................            226,937,336             3.2%
                                                        ------------ ---------------
TOTAL AUSTRALIA..............................            346,867,771             4.8%
                                                        ------------ ---------------
AUSTRIA -- (0.3%)
   Other Securities..........................             21,553,007             0.3%
                                                        ------------ ---------------
BELGIUM -- (0.8%)
   Other Securities..........................             62,916,268             0.9%
                                                        ------------ ---------------
CANADA -- (10.6%)
  #Encana Corp............................... 2,051,015   42,957,433             0.6%
  #Goldcorp, Inc............................. 1,677,120   64,225,793             0.9%
  #Manulife Financial Corp................... 4,206,497   57,528,749             0.8%
  #Sun Life Financial, Inc................... 1,513,735   37,113,592             0.5%
   Suncor Energy, Inc........................ 3,486,786  115,173,181             1.6%
  #Teck Resources, Ltd. Class B.............. 1,483,730   55,362,948             0.8%
  #Thomson Reuters Corp...................... 1,832,184   54,751,300             0.7%
  #TransCanada Corp.......................... 1,575,808   69,326,938             1.0%
   Other Securities..........................            383,877,001             5.3%
                                                        ------------ ---------------
TOTAL CANADA.................................            880,316,935            12.2%
                                                        ------------ ---------------
DENMARK -- (1.2%)
   Other Securities..........................            102,335,685             1.4%
                                                        ------------ ---------------
FINLAND -- (0.5%)
   Other Securities..........................             40,320,948             0.6%
                                                        ------------ ---------------
FRANCE -- (7.7%)
  #AXA SA.................................... 4,058,877   57,677,147             0.8%
   BNP Paribas SA............................ 1,248,772   50,399,590             0.7%
   Cie de Saint-Gobain SA.................... 1,039,077   43,626,019             0.6%
   France Telecom SA......................... 3,803,372   52,136,748             0.7%
   GDF Suez SA............................... 2,974,295   68,480,750             1.0%
  #Societe Generale SA....................... 1,558,512   36,896,510             0.5%
  #Vivendi SA................................ 3,567,218   65,981,070             0.9%
   Other Securities..........................            265,365,392             3.7%
                                                        ------------ ---------------
TOTAL FRANCE.................................            640,563,226             8.9%
                                                        ------------ ---------------
GERMANY -- (7.0%)
   Allianz SE................................   330,017   36,810,454             0.5%
   Bayerische Motoren Werke AG...............   660,431   62,814,886             0.9%
   Daimler AG................................ 2,088,586  115,564,409             1.6%
   Deutsche Bank AG.......................... 1,039,440   45,125,200             0.6%
  #Deutsche Telekom AG Sponsored ADR......... 3,099,741   35,337,047             0.5%
  #E.ON AG................................... 2,894,296   65,531,861             0.9%
  #Munchener Rueckversicherungs-Gesellschaft
   AG........................................   395,244   57,409,200             0.8%
   Other Securities..........................            159,791,238             2.2%
                                                        ------------ ---------------
TOTAL GERMANY................................            578,384,295             8.0%
                                                        ------------ ---------------
GREECE -- (0.1%)
   Other Securities..........................              4,120,169             0.1%
                                                        ------------            ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd.................... 5,618,000   53,856,729             0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................            $   83,058,768             1.2%
                                                         -------------- ---------------
TOTAL HONG KONG..............................               136,915,497             1.9%
                                                         -------------- ---------------
IRELAND -- (0.2%)
   Other Securities..........................                17,279,741             0.2%
                                                         -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities..........................                47,664,525             0.7%
                                                         -------------- ---------------
ITALY -- (1.2%)
   Other Securities..........................               102,282,841             1.4%
                                                         -------------- ---------------
JAPAN -- (17.4%)
   Mitsubishi Corp...........................  2,411,300     52,257,599             0.7%
   Mitsubishi Heavy Industries, Ltd..........  9,007,000     40,846,959             0.6%
   Mitsubishi UFJ Financial Group, Inc....... 17,167,906     82,431,923             1.2%
   Mitsui & Co., Ltd.........................  2,469,100     38,556,482             0.5%
   Sumitomo Corp.............................  3,241,900     46,071,274             0.6%
  #Toyota Motor Corp. Sponsored ADR..........    673,198     55,054,132             0.8%
   Other Securities..........................             1,131,567,900            15.7%
                                                         -------------- ---------------
TOTAL JAPAN..................................             1,446,786,269            20.1%
                                                         -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
NETHERLANDS -- (2.3%)
   ArcelorMittal NV..........................  2,446,831     42,506,116             0.6%
   Koninklijke Philips Electronics NV........  1,939,039     38,587,673             0.5%
   Other Securities..........................               113,298,898             1.6%
                                                         -------------- ---------------
TOTAL NETHERLANDS............................               194,392,687             2.7%
                                                         -------------- ---------------
NEW ZEALAND -- (0.1%)
   Other Securities..........................                 5,484,801             0.1%
                                                         -------------- ---------------
NORWAY -- (1.0%)
   Other Securities..........................                86,545,255             1.2%
                                                         -------------- ---------------
PORTUGAL -- (0.1%)
   Other Securities..........................                 8,206,069             0.1%
                                                         -------------- ---------------
SINGAPORE -- (1.0%)
   Other Securities..........................                79,091,216             1.1%
                                                         -------------- ---------------
SPAIN -- (1.4%)
   Other Securities..........................               114,294,255             1.6%
                                                         -------------- ---------------
SWEDEN -- (2.6%)
   Nordea Bank AB............................  5,275,564     46,690,917             0.6%
   Other Securities..........................               172,480,053             2.4%
                                                         -------------- ---------------
TOTAL SWEDEN.................................               219,170,970             3.0%
                                                         -------------- ---------------
SWITZERLAND -- (4.5%)
   Holcim, Ltd...............................    886,165     55,272,069             0.8%
  *Swiss Re, Ltd.............................  1,108,107     69,581,447             1.0%
  *UBS AG....................................  3,280,643     40,969,298             0.6%
   Zurich Insurance Group AG.................    225,125     55,156,285             0.7%
   Other Securities..........................               153,704,777             2.1%
                                                         -------------- ---------------
TOTAL SWITZERLAND............................               374,683,876             5.2%
                                                         -------------- ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                 SHARES         VALUE++     OF NET ASSETS**
                                              -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C...............................      8,175,916 $   40,920,432             0.6%
   Barclays P.L.C............................     11,591,752     41,038,889             0.6%
   Barclays P.L.C. Sponsored ADR.............      4,327,157     61,618,716             0.9%
   BP P.L.C. Sponsored ADR...................      4,848,222    210,461,317             2.9%
   International Power P.L.C.................      6,455,198     43,665,942             0.6%
   Kingfisher P.L.C..........................     10,285,817     48,507,558             0.7%
  *Lloyds Banking Group P.L.C................     76,981,994     38,640,671             0.5%
   Royal Dutch Shell P.L.C. ADR..............      3,323,210    243,790,686             3.4%
   Vodafone Group P.L.C......................     34,976,333     96,813,260             1.3%
   Vodafone Group P.L.C. Sponsored ADR.......      8,190,343    227,937,246             3.2%
   William Morrison Supermarkets P.L.C.......      8,127,143     37,017,257             0.5%
   Xstrata P.L.C.............................      5,211,952    100,098,296             1.4%
   Other Securities..........................                   396,933,279             5.5%
                                                             -------------- ---------------
TOTAL UNITED KINGDOM.........................                 1,587,443,549            22.1%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..........................                 7,097,619,855            98.6%
                                                             -------------- ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities..........................                    20,410,954             0.3%
                                                             -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities..........................                             2             0.0%
                                                             -------------- ---------------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT         VALUE+
                                              -------------- --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund...........  1,174,000,000  1,174,000,000            16.3%
   @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $200,496) to be repurchased at
   $196,566.................................. $          197        196,565             0.0%
                                                             -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 1,174,196,565            16.3%
                                                             -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $7,877,751,800)......................                $8,292,227,376           115.2%
                                                             ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277      -- $  346,867,771
   Austria....................             --     21,553,007      --     21,553,007
   Belgium....................      2,576,759     60,339,509      --     62,916,268
   Canada.....................    880,316,935             --      --    880,316,935
   Denmark....................             --    102,335,685      --    102,335,685
   Finland....................      1,505,997     38,814,951      --     40,320,948
   France.....................     25,911,691    614,651,535      --    640,563,226
   Germany....................     84,691,422    493,692,873      --    578,384,295
   Greece.....................             --      4,120,169      --      4,120,169
   Hong Kong..................             --    136,915,497      --    136,915,497
   Ireland....................      5,283,523     11,996,218      --     17,279,741
   Israel.....................      6,184,967     41,479,558      --     47,664,525
   Italy......................     21,219,340     81,063,501      --    102,282,841
   Japan......................    115,375,138  1,331,411,131      --  1,446,786,269
   Malaysia...................             --             --      --             --
   Netherlands................     11,737,570    182,655,117      --    194,392,687
   New Zealand................             --      5,484,801      --      5,484,801
   Norway.....................        289,916     86,255,339      --     86,545,255
   Portugal...................             --      8,206,069      --      8,206,069
   Singapore..................             --     79,091,216      --     79,091,216
   Spain......................      8,765,062    105,529,193      --    114,294,255
   Sweden.....................      9,516,859    209,654,111      --    219,170,970
   Switzerland................     46,723,453    327,960,423      --    374,683,876
   United Kingdom.............    807,957,592    779,485,957      --  1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954      --     20,410,954
Rights/Warrants
   Spain......................             --              2      --              2
Securities Lending Collateral.             --  1,174,196,565      --  1,174,196,565
                               -------------- -------------- ------- --------------
TOTAL......................... $2,033,039,718 $6,259,187,658      -- $8,292,227,376
                               ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
   Aoyama Trading Co., Ltd...................   257,600 $  5,314,739             0.3%
   Autobacs Seven Co., Ltd...................    97,200    4,664,943             0.3%
  *Haseko Corp............................... 6,572,500    4,735,838             0.3%
   Nifco, Inc................................   212,800    5,724,281             0.3%
   Onward Holdings Co., Ltd..................   557,000    4,355,674             0.2%
  *Pioneer Electronic Corp................... 1,050,900    5,303,473             0.3%
   Ryohin Keikaku Co., Ltd...................   103,400    5,613,665             0.3%
   Shimachu Co., Ltd.........................   203,600    4,586,562             0.3%
   Toyobo Co., Ltd........................... 3,695,000    5,030,586             0.3%
   Unipres Corp..............................   141,400    4,443,808             0.3%
   Other Securities..........................            338,872,159            19.6%
                                                        ------------ ---------------
Total Consumer Discretionary.................            388,645,728            22.5%
                                                        ------------ ---------------
Consumer Staples -- (8.8%)
   Nichirei Corp............................. 1,222,000    5,540,850             0.3%
   Sapporo Holdings, Ltd..................... 1,551,000    5,421,477             0.3%
   Takara Holdings, Inc......................   799,000    5,425,555             0.3%
   Tsuruha Holdings, Inc.....................    71,300    4,271,781             0.3%
   Other Securities..........................            145,509,154             8.4%
                                                        ------------ ---------------
Total Consumer Staples.......................            166,168,817             9.6%
                                                        ------------ ---------------
Energy -- (0.9%)
   Other Securities..........................             17,353,115             1.0%
                                                        ------------ ---------------
Financials -- (9.9%)
   Daishi Bank, Ltd. (The)................... 1,416,000    4,412,515             0.3%
   Hyakugo Bank, Ltd. (The).................. 1,045,609    4,341,692             0.2%
   Hyakujishi Bank, Ltd. (The)............... 1,031,000    4,382,610             0.3%
   Juroku Bank, Ltd.......................... 1,350,000    4,249,124             0.2%
   Musashino Bank, Ltd.......................   130,600    4,255,211             0.2%
   Ogaki Kyoritsu Bank, Ltd. (The)........... 1,318,000    4,509,698             0.3%
   San-in Godo Bank, Ltd. (The)..............   696,000    5,004,198             0.3%
  *Tokyo Tatemono Co., Ltd................... 1,726,000    6,373,349             0.4%
   Other Securities..........................            149,389,568             8.7%
                                                        ------------ ---------------
Total Financials.............................            186,917,965            10.9%
                                                        ------------ ---------------
Health Care -- (4.0%)
   Kaken Pharmaceutical Co., Ltd.............   353,000    4,365,666             0.3%
  #Nihon Kohden Corp.........................   168,900    4,926,486             0.3%
   Rohto Pharmaceutical Co., Ltd.............   408,000    5,225,995             0.3%
  #Sawai Pharmaceutical Co., Ltd.............    50,200    5,290,199             0.3%
   Toho Holdings Co., Ltd....................   217,700    4,231,416             0.2%
   Other Securities..........................             51,639,813             3.0%
                                                        ------------ ---------------
Total Health Care............................             75,679,575             4.4%
                                                        ------------ ---------------
Industrials -- (25.0%)
   COMSYS Holdings Corp......................   446,400    4,499,899             0.3%
   Duskin Co., Ltd...........................   222,800    4,313,834             0.2%
   Fujikura, Ltd............................. 1,609,000    5,002,804             0.3%
   Hitachi Zosen Corp........................ 3,511,500    4,727,978             0.3%
 #*Kawasaki Kisen Kaisha, Ltd................ 2,414,000    5,084,740             0.3%
  #Mori Seiki Co., Ltd.......................   433,100    4,316,570             0.2%
  #Nippon Sheet Glass Co., Ltd............... 4,060,000    5,258,558             0.3%
   OKUMA Corp................................   618,000    4,859,394             0.3%
  #OSG Corp..................................   322,000    5,082,316             0.3%
   Sankyu, Inc............................... 1,228,000    4,872,436             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
Industrials -- (Continued)
   Other Securities..........................              $  421,904,406            24.5%
                                                           -------------- ---------------
Total Industrials............................                 469,922,935            27.3%
                                                           -------------- ---------------
Information Technology -- (10.3%)
   Alps Electric Co., Ltd....................      744,600      6,772,423             0.4%
  #Anritsu Corp..............................      458,000      5,975,759             0.4%
  #Capcom Co., Ltd...........................      224,800      5,133,294             0.3%
   Horiba, Ltd...............................      169,150      5,931,139             0.3%
   IT Holdings Corp..........................      376,801      4,825,108             0.3%
   Net One Systems Co., Ltd..................      398,800      5,440,644             0.3%
  *Oki Electric Industry Co., Ltd............    3,097,000      5,272,140             0.3%
  #Taiyo Yuden Co., Ltd......................      479,400      5,127,204             0.3%
   Other Securities..........................                 148,444,745             8.6%
                                                           -------------- ---------------
Total Information Technology.................                 192,922,456            11.2%
                                                           -------------- ---------------
Materials -- (10.4%)
   Hokuetsu Kishu Paper Co., Ltd.............      862,199      5,518,801             0.3%
   Sumitomo Osaka Cement Co., Ltd............    1,819,000      5,513,885             0.3%
   Toagosei Co., Ltd.........................    1,096,000      4,745,000             0.3%
   Tokai Carbon Co., Ltd.....................      920,000      4,605,214             0.3%
  #Tokuyama Corp.............................    1,585,000      4,955,070             0.3%
   Other Securities..........................                 169,676,287             9.8%
                                                           -------------- ---------------
Total Materials..............................                 195,014,257            11.3%
                                                           -------------- ---------------
Telecommunication Services -- (0.1%)
   Other Securities..........................                   1,804,262             0.1%
                                                           -------------- ---------------
Utilities -- (0.5%)
   Other Securities..........................                   9,169,371             0.5%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................               1,703,598,481            98.8%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     123,722             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  176,000,000    176,000,000            10.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $86,800) to be repurchased at
     $85,099................................. $         85         85,098             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 176,085,098            10.2%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $1,922,647,272)......................              $1,879,807,301           109.0%
                                                           ============== ===============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  388,645,728      -- $  388,645,728
   Consumer Staples................      --    166,168,817      --    166,168,817
   Energy..........................      --     17,353,115      --     17,353,115
   Financials......................      --    186,917,965      --    186,917,965
   Health Care.....................      --     75,679,575      --     75,679,575
   Industrials.....................      --    469,922,935      --    469,922,935
   Information Technology..........      --    192,922,456      --    192,922,456
   Materials.......................      --    195,014,257      --    195,014,257
   Telecommunication Services......      --      1,804,262      --      1,804,262
   Utilities.......................      --      9,169,371      --      9,169,371
Rights/Warrants....................      --        123,722      --        123,722
Securities Lending Collateral......      --    176,085,098      --    176,085,098
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,879,807,301      -- $1,879,807,301
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
   Adelaide Brighton, Ltd....................  1,932,792 $  6,107,300             0.6%
   Ansell, Ltd...............................    503,479    7,751,084             0.8%
  #Aristocrat Leisure, Ltd...................  2,580,305    8,304,319             0.8%
 #*Aurora Oil & Gas, Ltd.....................  1,265,748    5,419,405             0.5%
   Ausdrill, Ltd.............................  1,466,628    6,215,427             0.6%
   Australian Infrastructure Fund NL.........  3,606,473    8,340,064             0.9%
  #Bank of Queensland, Ltd...................    860,925    6,650,240             0.7%
   Beach Energy, Ltd.........................  5,460,246    7,912,277             0.8%
  *BlueScope Steel, Ltd...................... 13,446,558    5,484,911             0.6%
   Boart Longyear, Ltd.......................  2,638,658   11,371,201             1.2%
   Bradken, Ltd..............................  1,022,589    7,850,379             0.8%
   carsales.com, Ltd.........................  1,220,399    7,275,224             0.7%
   CSR, Ltd..................................  2,491,176    4,505,200             0.5%
  #David Jones, Ltd..........................  3,152,271    8,116,562             0.8%
  *Downer EDI, Ltd...........................  1,857,964    6,935,942             0.7%
   DUET Group................................  4,637,733    8,903,588             0.9%
   DuluxGroup, Ltd...........................  2,167,142    6,963,319             0.7%
   Goodman Fielder, Ltd......................  8,296,037    5,673,840             0.6%
   GrainCorp, Ltd............................    759,612    7,272,752             0.7%
  #Independence Group NL.....................  1,024,848    4,610,704             0.5%
  #Invocare, Ltd.............................    633,106    5,527,566             0.6%
   IOOF Holdings, Ltd........................  1,074,600    6,934,601             0.7%
  #JB Hi-Fi, Ltd.............................    582,072    5,840,368             0.6%
  *Karoon Gas Australia, Ltd.................    667,086    4,436,232             0.4%
  #Kingsgate Consolidated, Ltd...............    770,040    4,940,592             0.5%
  #Medusa Mining, Ltd........................    844,923    5,021,889             0.5%
   Mineral Resources, Ltd....................    377,669    4,665,498             0.5%
  #Monadelphous Group, Ltd...................    319,624    7,689,311             0.8%
   Myer Holdings, Ltd........................  3,564,925    8,690,705             0.9%
   Navitas, Ltd..............................  1,189,617    4,865,080             0.5%
   NRW Holdings, Ltd.........................  1,174,775    4,959,746             0.5%
   OneSteel, Ltd.............................  5,711,238    7,652,068             0.8%
 #*Paladin Energy, Ltd.......................  4,096,983    6,714,584             0.7%
  #Perpetual Trustees Australia, Ltd.........    226,579    5,977,171             0.6%
   Primary Health Care, Ltd..................  1,960,174    5,757,029             0.6%
   Reece Australia, Ltd......................    238,457    4,602,136             0.5%
  *Regis Resources, Ltd......................  1,267,766    5,545,463             0.6%
  *Resolute Mining, Ltd......................  3,133,646    5,456,493             0.6%
  #SAI Global, Ltd...........................  1,180,630    6,439,134             0.7%
   Seek, Ltd.................................    666,916    4,932,239             0.5%
   Spark Infrastructure Group, Ltd...........  5,543,872    8,360,511             0.9%
  *St. Barbara, Ltd..........................  1,946,083    4,612,536             0.5%
   Super Retail Group, Ltd...................  1,291,876   10,391,522             1.1%
  #Transfield Services, Ltd..................  2,133,558    5,031,607             0.5%
   Other Securities..........................             336,021,213            34.5%
                                                         ------------ ---------------
TOTAL AUSTRALIA..............................             622,729,032            64.0%
                                                         ------------ ---------------
CANADA -- (0.1%)
   Other Securities..........................                 743,462             0.1%
                                                         ------------ ---------------
CHINA -- (0.0%)
   Other Securities..........................                 272,562             0.0%
                                                         ------------ ---------------
HONG KONG -- (13.7%)
   Giordano International, Ltd...............  7,162,000    6,217,767             0.7%
   Pacific Basin Shipping, Ltd...............  9,662,000    5,056,217             0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................              $  149,776,841            15.4%
                                                           -------------- ---------------
TOTAL HONG KONG..............................                 161,050,825            16.6%
                                                           -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                       4,263             0.0%
                                                           -------------- ---------------
NEW ZEALAND -- (5.6%)
   Fisher & Paykel Healthcare Corp., Ltd.....    2,987,527      5,420,503             0.6%
   Port of Tauranga, Ltd.....................      528,322      4,965,527             0.5%
   Sky Network Television, Ltd...............    1,006,593      4,486,236             0.5%
   SKYCITY Entertainment Group, Ltd..........    3,227,185     10,127,092             1.0%
   Other Securities..........................                  40,911,929             4.2%
                                                           -------------- ---------------
TOTAL NEW ZEALAND............................                  65,911,287             6.8%
                                                           -------------- ---------------
SINGAPORE -- (9.6%)
   Other Securities..........................                 113,320,189            11.6%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities..........................                       8,865             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................                 964,040,485            99.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities..........................                      58,823             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities..........................                      22,286             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities..........................                      16,453             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      97,562             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund...........  212,000,000    212,000,000            21.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $60,378) to be repurchased at
     $59,194................................. $         59         59,194             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 212,059,194            21.8%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,401,975)......................              $1,176,197,241           120.9%
                                                           ============== ===============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Australia.......................      -- $  622,729,032      -- $  622,729,032
   Canada..........................      --        743,462      --        743,462
   China...........................      --        272,562      --        272,562
   Hong Kong.......................      --    161,050,825      --    161,050,825
   Malaysia........................      --          4,263      --          4,263
   New Zealand.....................      --     65,911,287      --     65,911,287
   Singapore.......................      --    113,320,189      --    113,320,189
   United Kingdom..................      --          8,865      --          8,865
Rights/Warrants
   Australia.......................      --         58,823      --         58,823
   Hong Kong.......................      --         22,286      --         22,286
   Singapore.......................      --         16,453      --         16,453
Securities Lending Collateral......      --    212,059,194      --    212,059,194
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,176,197,241      -- $1,176,197,241
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
   Aegis Group P.L.C.........................  3,314,004 $  9,561,820             0.7%
  *Berkeley Group Holdings P.L.C. (The)......    517,118   10,752,621             0.8%
   GKN P.L.C.................................  3,414,280   11,292,644             0.8%
   Greene King P.L.C.........................  1,421,372   11,778,569             0.9%
   Inchcape P.L.C............................  1,915,975   11,382,977             0.9%
   Informa P.L.C.............................  2,292,105   15,426,586             1.2%
   ITV P.L.C.................................  8,448,636   11,480,210             0.9%
   Ladbrokes P.L.C...........................  3,578,739   10,422,240             0.8%
   Persimmon P.L.C...........................  1,177,634   12,010,988             0.9%
   Rightmove P.L.C...........................    378,372    9,466,824             0.7%
  *Taylor Wimpey P.L.C....................... 12,262,982   10,002,199             0.7%
   UBM P.L.C.................................    920,989    8,813,896             0.7%
   William Hill P.L.C........................  2,894,680   13,222,456             1.0%
   Other Securities..........................             153,623,532            11.6%
                                                         ------------ ---------------
Total Consumer Discretionary.................             299,237,562            22.6%
                                                         ------------ ---------------
Consumer Staples -- (4.0%)
   Tate & Lyle P.L.C.........................  1,074,000   12,038,743             0.9%
   Other Securities..........................              40,342,941             3.1%
                                                         ------------ ---------------
Total Consumer Staples.......................              52,381,684             4.0%
                                                         ------------ ---------------
Energy -- (5.0%)
  *Afren P.L.C...............................  3,944,497    8,635,726             0.6%
  *John Wood Group P.L.C.....................  1,034,385   13,135,082             1.0%
  *Premier Oil P.L.C.........................  1,895,355   11,534,115             0.9%
   Other Securities..........................              33,277,294             2.5%
                                                         ------------ ---------------
Total Energy.................................              66,582,217             5.0%
                                                         ------------ ---------------
Financials -- (13.0%)
   Aberdeen Asset Management P.L.C...........  2,820,342   12,939,383             1.0%
   Amlin P.L.C...............................  1,918,231   10,273,769             0.8%
   Catlin Group, Ltd.........................  1,357,851    9,302,885             0.7%
   Hiscox, Ltd...............................  1,574,362   10,182,158             0.7%
   IG Group Holdings P.L.C...................  1,317,769    9,901,769             0.7%
   London Stock Exchange Group P.L.C.........    579,642   10,234,019             0.8%
   Provident Financial P.L.C.................    499,581    9,372,750             0.7%
   Other Securities..........................              99,378,068             7.5%
                                                         ------------ ---------------
Total Financials.............................             171,584,801            12.9%
                                                         ------------ ---------------
Health Care -- (2.0%)
   Other Securities..........................              25,992,837             2.0%
                                                         ------------ ---------------
Industrials -- (29.3%)
   Babcock International Group P.L.C.........  1,446,405   19,522,264             1.5%
   Balfour Beatty P.L.C......................  2,850,059   12,077,514             0.9%
   BBA Aviation P.L.C........................  2,792,163    8,954,960             0.7%
   Bodycote P.L.C............................  1,253,236    8,655,246             0.6%
   Cobham P.L.C..............................  3,906,025   14,362,374             1.1%
   Cookson Group P.L.C.......................  1,142,420   13,457,785             1.0%
   IMI P.L.C.................................  1,016,818   16,334,097             1.2%
   Intertek Group P.L.C......................    456,070   18,620,838             1.4%
   Invensys P.L.C............................  2,433,434    8,778,406             0.7%
   Meggitt P.L.C.............................  2,409,961   15,981,325             1.2%
   Melrose P.L.C.............................  1,583,124   11,233,829             0.8%
   Michael Page International P.L.C..........  1,310,832    8,857,530             0.7%
  *Rentokil Initial P.L.C....................  6,788,052    9,547,632             0.7%
   Rotork P.L.C..............................    366,679   13,138,331             1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C............   320,648 $   12,004,620             0.9%
   Travis Perkins P.L.C......................   922,110     15,731,933             1.2%
   Other Securities..........................              181,415,508            13.7%
                                                        -------------- ---------------
Total Industrials............................              388,674,192            29.3%
                                                        -------------- ---------------
Information Technology -- (10.8%)
   Halma P.L.C............................... 1,549,740     10,191,618             0.7%
  *Imagination Technologies Group P.L.C......   961,901     10,731,597             0.8%
  *Misys P.L.C............................... 1,604,251      9,085,315             0.7%
   Spectris P.L.C............................   515,234     15,775,629             1.2%
   Other Securities..........................               97,868,670             7.4%
                                                        -------------- ---------------
Total Information Technology.................              143,652,829            10.8%
                                                        -------------- ---------------
Materials -- (7.9%)
   Croda International P.L.C.................   508,309     18,410,337             1.4%
   DS Smith P.L.C............................ 4,475,611     12,191,635             0.9%
   Mondi P.L.C............................... 1,236,260     11,495,279             0.9%
   Other Securities..........................               62,474,026             4.7%
                                                        -------------- ---------------
Total Materials..............................              104,571,277             7.9%
                                                        -------------- ---------------
Telecommunication Services -- (2.4%)
  *Inmarsat P.L.C............................ 1,585,110     11,310,909             0.8%
   Other Securities..........................               20,720,899             1.6%
                                                        -------------- ---------------
Total Telecommunication Services.............               32,031,808             2.4%
                                                        -------------- ---------------
Utilities -- (2.3%)
   Drax Group P.L.C.......................... 1,492,564     13,151,706             1.0%
   Pennon Group P.L.C........................ 1,434,955     17,133,247             1.3%
   Other Securities..........................                  255,717             0.0%
                                                        -------------- ---------------
Total Utilities..............................               30,540,670             2.3%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            1,315,249,877            99.2%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................                    9,711             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                  187,888             0.0%
                                                        -------------- ---------------

                                               SHARES/
                                                FACE
                                               AMOUNT        VALUE+
                                              ---------- --------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund...........  6,000,000      6,000,000           0.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $2,811,775) to be repurchased
     at $2,756,658........................... $    2,757      2,756,642           0.2%
                                                         -------------- -------------
TOTAL SECURITIES LENDING COLLATERAL..........                 8,756,642           0.6%
                                                         -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,141,647,483)......................            $1,324,204,118          99.8%
                                                         ============== =============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  299,237,562      -- $  299,237,562
   Consumer Staples................      --     52,381,684      --     52,381,684
   Energy..........................      --     66,582,217      --     66,582,217
   Financials......................      --    171,584,801      --    171,584,801
   Health Care.....................      --     25,992,837      --     25,992,837
   Industrials.....................      --    388,674,192      --    388,674,192
   Information Technology..........      --    143,652,829      --    143,652,829
   Materials.......................      --    104,571,277      --    104,571,277
   Telecommunication Services......      --     32,031,808      --     32,031,808
   Utilities.......................      --     30,540,670      --     30,540,670
Preferred Stocks
   Consumer Staples................      --          9,711      --          9,711
Rights/Warrants....................      --        187,888      --        187,888
Securities Lending Collateral......      --      8,756,642      --      8,756,642
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,324,204,118      -- $1,324,204,118
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)
   Other Securities..........................           $ 52,671,225             2.5%
                                                        ------------ ---------------
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV.................   102,814    8,817,758             0.4%
   Other Securities..........................             65,675,941             3.1%
                                                        ------------ ---------------
TOTAL BELGIUM................................             74,493,699             3.5%
                                                        ------------ ---------------
DENMARK -- (2.9%)
   GN Store Nord A.S.........................   803,034    9,009,020             0.4%
  *Topdanmark A.S............................    53,386    9,159,428             0.5%
   Other Securities..........................             57,142,541             2.7%
                                                        ------------ ---------------
TOTAL DENMARK................................             75,310,989             3.6%
                                                        ------------ ---------------
FINLAND -- (5.7%)
  #Elisa Oyj.................................   494,801   11,158,479             0.5%
   KCI Konecranes Oyj........................   245,559    7,480,806             0.4%
   Orion Oyj Series B........................   344,811    7,033,700             0.3%
   Outotec Oyj...............................   163,942    8,828,275             0.4%
   Yit Oyj...................................   414,815    8,914,555             0.4%
   Other Securities..........................            104,236,994             5.0%
                                                        ------------ ---------------
TOTAL FINLAND................................            147,652,809             7.0%
                                                        ------------ ---------------
FRANCE -- (9.0%)
   Arkema SA.................................   100,646    8,926,181             0.4%
   Gemalto NV................................   100,369    7,476,909             0.4%
  #Havas SA.................................. 1,237,226    7,002,843             0.3%
   Remy Cointreau SA.........................    71,810    8,008,279             0.4%
   Societe BIC SA............................    64,009    7,050,792             0.3%
   Valeo SA..................................   149,480    7,351,139             0.4%
   Zodiac Aerospace SA.......................    73,650    8,104,728             0.4%
   Other Securities..........................            181,530,886             8.6%
                                                        ------------ ---------------
TOTAL FRANCE.................................            235,451,757            11.2%
                                                        ------------ ---------------
GERMANY -- (11.9%)
 #*Aareal Bank AG............................   423,110    8,172,145             0.4%
   Aurubis AG................................   153,470    8,541,664             0.4%
   Bilfinger Berger SE.......................    83,683    7,656,315             0.4%
  #Fuchs Petrolub AG.........................   139,623    7,790,815             0.4%
   MTU Aero Engines Holding AG...............   133,417   11,241,302             0.5%
   Rheinmetall AG............................   126,838    7,127,545             0.3%
   Rhoen-Klinikum AG.........................   406,308   11,434,061             0.5%
 #*SGL Carbon SE.............................   229,387   10,484,139             0.5%
   Symrise AG................................   330,233    9,570,836             0.5%
   Other Securities..........................            227,268,689            10.8%
                                                        ------------ ---------------
TOTAL GERMANY................................            309,287,511            14.7%
                                                        ------------ ---------------
GREECE -- (1.7%)
   Other Securities..........................             44,724,383             2.1%
                                                        ------------ ---------------
IRELAND -- (2.7%)
   DCC P.L.C.................................   308,989    7,813,596             0.4%
   Dragon Oil P.L.C.......................... 1,051,459    9,944,849             0.5%
   Paddy Power P.L.C.........................   180,573   11,787,740             0.5%
   Other Securities..........................             40,235,214             1.9%
                                                        ------------ ---------------
TOTAL IRELAND................................             69,781,399             3.3%
                                                        ------------ ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
ISRAEL -- (2.2%)
   Other Securities..........................           $   56,498,400             2.7%
                                                        -------------- ---------------
ITALY -- (6.4%)
  #Banca Popolare di Sondrio Scarl........... 1,122,536      7,563,379             0.4%
   Prysmian SpA..............................   653,038     10,637,244             0.5%
   Other Securities..........................              148,657,496             7.0%
                                                        -------------- ---------------
TOTAL ITALY..................................              166,858,119             7.9%
                                                        -------------- ---------------
NETHERLANDS -- (4.3%)
   Aalberts Industries NV....................   403,971      7,752,781             0.4%
  #ASM International NV......................   205,174      7,263,574             0.3%
  #Imtech NV.................................   304,306      8,605,181             0.4%
   Nutreco NV................................   152,966     11,117,129             0.5%
   SBM Offshore NV...........................   380,277      6,922,206             0.3%
   Other Securities..........................               70,607,576             3.4%
                                                        -------------- ---------------
TOTAL NETHERLANDS............................              112,268,447             5.3%
                                                        -------------- ---------------
NORWAY -- (2.9%)
   Other Securities..........................               74,892,102             3.6%
                                                        -------------- ---------------
PORTUGAL -- (0.8%)
   Other Securities..........................               21,194,376             1.0%
                                                        -------------- ---------------
SPAIN -- (3.9%)
   Viscofan SA...............................   185,838      8,411,849             0.4%
   Other Securities..........................               93,481,680             4.4%
                                                        -------------- ---------------
TOTAL SPAIN..................................              101,893,529             4.8%
                                                        -------------- ---------------
SWEDEN -- (8.4%)
   Castellum AB..............................   585,573      7,414,723             0.4%
   Elekta AB Series B........................   174,406      8,820,215             0.4%
  *Lundin Petroleum AB.......................   355,036      7,067,087             0.3%
   Meda AB Series A..........................   831,147      8,219,556             0.4%
   Trelleborg AB Series B....................   970,775     11,131,201             0.5%
   Other Securities..........................              174,959,017             8.3%
                                                        -------------- ---------------
TOTAL SWEDEN.................................              217,611,799            10.3%
                                                        -------------- ---------------
SWITZERLAND -- (12.6%)
   Aryzta AG.................................   234,309     11,802,736             0.6%
  *Clariant AG...............................   699,758      8,908,753             0.4%
  *Dufry AG..................................    65,162      8,849,964             0.4%
  #Galenica Holding AG.......................    18,828     12,849,335             0.6%
   GAM Holding AG............................   780,910     10,039,056             0.5%
   Helvetia Holding AG.......................    22,754      8,161,346             0.4%
   Lonza Group AG............................   154,508      6,971,610             0.3%
  *PSP Swiss Property AG.....................   148,327     13,329,434             0.6%
   Sulzer AG.................................    61,232      8,818,601             0.4%
  #Swiss Life Holding AG.....................    99,751     10,203,294             0.5%
   Other Securities..........................              229,459,144            10.9%
                                                        -------------- ---------------
TOTAL SWITZERLAND............................              329,393,273            15.6%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,089,983,817            99.1%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Other Securities..........................                  199,447             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities..........................                    2,102             0.0%
                                                        -------------- ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                               SHARES        VALUE++     OF NET ASSETS**
                                                             ------------ -------------- ---------------
DENMARK -- (0.0%)
  Other Securities..........................................              $       27,858             0.0%
                                                                          -------------- ---------------
FRANCE -- (0.0%)
  Other Securities..........................................                         821             0.0%
                                                                          -------------- ---------------
GERMANY -- (0.0%)
  Other Securities..........................................                          --             0.0%
                                                                          -------------- ---------------
PORTUGAL -- (0.1%)
  Other Securities..........................................                     991,437             0.1%
                                                                          -------------- ---------------
SWITZERLAND -- (0.0%)
  Other Securities..........................................                          67             0.0%
                                                                          -------------- ---------------
TOTAL RIGHTS/WARRANTS.......................................                   1,022,285             0.1%
                                                                          -------------- ---------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S)@DFA Short Term Investment Fund..........................  510,000,000    510,000,000            24.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $967,183) to be repurchased at $948,225................ $        948        948,219             0.0%
                                                                          -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 510,948,219            24.2%
                                                                          -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,636,410,543).....................................              $2,602,153,768           123.4%
                                                                          ============== ===============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   52,671,225      -- $   52,671,225
   Belgium....................         --     74,493,699      --     74,493,699
   Denmark....................         --     75,310,989      --     75,310,989
   Finland....................         --    147,652,809      --    147,652,809
   France.....................         --    235,451,757      --    235,451,757
   Germany....................         --    309,287,511      --    309,287,511
   Greece.....................         --     44,724,383      --     44,724,383
   Ireland....................         --     69,781,399      --     69,781,399
   Israel..................... $1,655,134     54,843,266      --     56,498,400
   Italy......................         --    166,858,119      --    166,858,119
   Netherlands................         --    112,268,447      --    112,268,447
   Norway.....................         --     74,892,102      --     74,892,102
   Portugal...................         --     21,194,376      --     21,194,376
   Spain......................         --    101,893,529      --    101,893,529
   Sweden.....................         --    217,611,799      --    217,611,799
   Switzerland................         --    329,393,273      --    329,393,273
Preferred Stocks
   Sweden.....................         --        199,447      --        199,447
Rights/Warrants
   Belgium....................         --          2,102      --          2,102
   Denmark....................         --         27,858      --         27,858
   France.....................         --            821      --            821
   Germany....................         --             --      --             --
   Portugal...................         --        991,437      --        991,437
   Switzerland................         --             67      --             67
Securities Lending Collateral.         --    510,948,219      --    510,948,219
                               ---------- -------------- ------- --------------
TOTAL......................... $1,655,134 $2,600,498,634      -- $2,602,153,768
                               ========== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (9.1%)
   Astral Media, Inc. Class A................   197,447 $  9,757,921             1.3%
   Cineplex, Inc.............................   222,359    6,770,824             0.9%
  #Corus Entertainment, Inc. Class B.........   304,900    7,518,716             1.0%
   Groupe Aeroplan, Inc......................   696,151    8,949,858             1.2%
 #*Imax Corp.................................   260,537    6,237,485             0.8%
   Quebecor, Inc. Class B....................   111,093    4,366,798             0.6%
  #RONA, Inc.................................   677,175    7,266,341             1.0%
   Other Securities..........................             35,146,867             4.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................             86,014,810            11.6%
                                                        ------------ ---------------
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc.....................   375,500    4,907,329             0.7%
   Other Securities..........................             18,931,038             2.5%
                                                        ------------ ---------------
Total Consumer Staples.......................             23,838,367             3.2%
                                                        ------------ ---------------
Energy -- (19.3%)
 #*BlackPearl Resources, Inc................. 1,106,385    4,972,769             0.7%
  *Flint Energy Services, Ltd................   189,506    4,778,655             0.6%
  *Gran Tierra Energy, Inc................... 1,003,351    6,469,956             0.9%
  *Legacy Oil & Gas, Inc.....................   523,090    4,564,494             0.6%
   Mullen Group, Ltd.........................   292,057    6,326,892             0.8%
 #*Petrobank Energy & Resources, Ltd.........   410,065    5,877,937             0.8%
   Petrominerales, Ltd.......................   330,464    4,833,937             0.6%
   ShawCor, Ltd. Class A.....................   222,500    7,196,310             1.0%
   Veresen, Inc..............................   278,043    4,247,273             0.6%
   Other Securities..........................            133,750,601            18.1%
                                                        ------------ ---------------
Total Energy.................................            183,018,824            24.7%
                                                        ------------ ---------------
Financials -- (6.9%)
   AGF Management, Ltd. Class B..............   334,079    4,616,266             0.6%
  #Canadian Western Bank.....................   271,572    7,887,231             1.1%
   Davis & Henderson Corp....................   235,099    4,507,542             0.6%
  #Home Capital Group, Inc...................   120,600    5,867,324             0.8%
   Laurentian Bank of Canada.................   102,700    4,577,498             0.6%
   MI Developments, Inc......................   182,598    6,454,747             0.9%
   TMX Group, Inc............................   231,476   10,567,968             1.4%
   Other Securities..........................             21,297,970             2.9%
                                                        ------------ ---------------
Total Financials.............................             65,776,546             8.9%
                                                        ------------ ---------------
Health Care -- (1.8%)
  #Nordion, Inc..............................   464,108    4,237,743             0.6%
   Other Securities..........................             12,330,736             1.6%
                                                        ------------ ---------------
Total Health Care............................             16,568,479             2.2%
                                                        ------------ ---------------
Industrials -- (9.1%)
   Progressive Waste Solutions, Ltd..........   209,167    4,537,580             0.6%
  #Ritchie Brothers Auctioneers, Inc.........   244,637    5,175,799             0.7%
  #Russel Metals, Inc........................   244,400    6,707,176             0.9%
  #Stantec, Inc..............................   174,795    5,710,011             0.8%
  #Toromont Industries, Ltd..................   291,567    6,534,690             0.9%
   TransForce, Inc...........................   314,697    5,692,803             0.8%
 #*Westport Innovations, Inc.................   189,501    5,946,784             0.8%
   Other Securities..........................             46,231,424             6.2%
                                                        ------------ ---------------
Total Industrials............................             86,536,267            11.7%
                                                        ------------ ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE++    OF NET ASSETS**
                                              ------------ ------------ ---------------
Information Technology -- (3.8%)
  *Celestica, Inc............................      854,007 $  7,650,921        1.0%
   MacDonald Dettweiler & Associates, Ltd....      120,853    5,488,147        0.8%
   Other Securities..........................                23,200,415        3.1%
                                                           ------------      -----
Total Information Technology.................                36,339,483        4.9%
                                                           ------------      -----
Materials -- (21.9%)
  #Alamos Gold, Inc..........................      423,220    7,745,931        1.0%
 #*AuRico Gold, Inc..........................      967,321    8,891,304        1.2%
  *B2Gold Corp...............................    1,310,750    4,949,231        0.7%
  *Canfor Corp...............................      396,255    4,340,213        0.6%
  *First Majestic Silver Corp................      400,683    6,303,198        0.9%
   HudBay Minerals, Inc......................      697,766    7,346,021        1.0%
  #Major Drilling Group International, Inc...      319,200    4,791,958        0.7%
  *Neo Material Technologies, Inc............      414,300    4,567,219        0.6%
 #*NovaGold Resources, Inc...................      845,155    6,091,516        0.8%
   Pan American Silver Corp..................      320,761    6,237,613        0.8%
   SEMAFO, Inc...............................      956,185    4,859,087        0.7%
  #Sherritt International Corp...............    1,571,926    8,990,618        1.2%
   West Fraser Timber Co., Ltd...............      135,316    5,949,055        0.8%
   Other Securities..........................               126,089,753       17.0%
                                                           ------------      -----
Total Materials..............................               207,152,717       28.0%
                                                           ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities..........................                 3,389,649        0.5%
                                                           ------------      -----
Utilities -- (3.0%)
   Capital Power Corp........................      235,321    5,579,003        0.7%
   Just Energy Group, Inc....................      553,878    7,283,368        1.0%
   Northland Power, Inc......................      281,985    5,038,250        0.7%
   Other Securities..........................                10,202,401        1.4%
                                                           ------------      -----
Total Utilities..............................                28,103,022        3.8%
                                                           ------------      -----
TOTAL COMMON STOCKS..........................               736,738,164       99.5%
                                                           ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                    11,035        0.0%
                                                           ------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT       VALUE+
                                              ------------ ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (22.2%)
(S)@DFA Short Term Investment Fund...........  210,000,000  210,000,000       28.4%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $804,524) to be repurchased at
   $788,754.................................. $        789      788,749        0.1%
                                                           ------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........               210,788,749       28.5%
                                                           ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,003,196,299)......................              $947,537,948      128.0%
                                                           ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 86,014,810           --      -- $ 86,014,810
    Consumer Staples...........   23,838,367           --      --   23,838,367
    Energy.....................  183,018,824           --      --  183,018,824
    Financials.................   65,776,546           --      --   65,776,546
    Health Care................   16,568,479           --      --   16,568,479
    Industrials................   86,536,267           --      --   86,536,267
    Information Technology.....   36,339,483           --      --   36,339,483
    Materials..................  207,094,072 $     58,645      --  207,152,717
    Telecommunication Services.    3,389,649           --      --    3,389,649
    Utilities..................   28,103,022           --      --   28,103,022
 Rights/Warrants...............           --       11,035      --       11,035
 Securities Lending Collateral.           --  210,788,749      --  210,788,749
                                ------------ ------------ ------- ------------
 TOTAL......................... $736,679,519 $210,858,429      -- $947,537,948
                                ============ ============ ======= ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   Other Securities.............................            $         --         0.0%
                                                            ------------     -------
BRAZIL -- (5.9%)
   BRF--Brasil Foods SA ADR.....................    594,060   10,948,526         0.4%
   Petroleo Brasilerio SA ADR...................  1,114,189   26,228,009         0.9%
  #Vale SA Sponsored ADR........................    834,273   18,520,861         0.7%
   Other Securities.............................             123,364,606         4.4%
                                                            ------------     -------
TOTAL BRAZIL....................................             179,062,002         6.4%
                                                            ------------     -------
CHILE -- (1.9%)
   Other Securities.............................              55,744,793         2.0%
                                                            ------------     -------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H................. 48,700,100   20,279,780         0.7%
   China Construction Bank Corp. Series H....... 34,837,590   27,080,269         1.0%
   China Life Insurance Co., Ltd. ADR...........    323,770   12,937,849         0.5%
   China Mobile, Ltd. Sponsored ADR.............    797,772   44,148,702         1.6%
   China Petroleum & Chemical Corp. ADR.........    106,449   11,227,176         0.4%
   China Shenhua Energy Co., Ltd. Series H......  2,191,000    9,675,568         0.3%
  #CNOOC, Ltd. ADR..............................    104,300   22,075,095         0.8%
   Industrial & Commercial Bank of China, Ltd.
     Series H................................... 37,226,185   24,686,592         0.9%
   PetroChina Co., Ltd. ADR.....................    141,210   21,014,872         0.7%
   Tencent Holdings, Ltd........................    700,600   21,935,413         0.8%
   Other Securities.............................             203,039,332         7.2%
                                                            ------------     -------
TOTAL CHINA.....................................             418,100,648        14.9%
                                                            ------------     -------
COLOMBIA -- (0.5%)
   Other Securities.............................              13,526,504         0.5%
                                                            ------------     -------
CZECH REPUBLIC -- (0.4%)
   Other Securities.............................              13,102,849         0.5%
                                                            ------------     -------
EGYPT -- (0.1%)
   Other Securities.............................               3,543,656         0.1%
                                                            ------------     -------
HUNGARY -- (0.4%)
   Other Securities.............................              11,143,498         0.4%
                                                            ------------     -------
INDIA -- (7.7%)
   HDFC Bank, Ltd...............................  1,530,370   15,759,729         0.6%
   ICICI Bank, Ltd. Sponsored ADR...............    306,356   10,382,405         0.4%
   Infosys, Ltd.................................    214,112    9,928,308         0.3%
   ITC, Ltd.....................................  2,298,662   10,699,022         0.4%
   Reliance Industries, Ltd.....................  1,432,266   20,202,207         0.7%
   Tata Consultancy Services, Ltd...............    481,215   11,380,070         0.4%
   Other Securities.............................             152,234,637         5.4%
                                                            ------------     -------
TOTAL INDIA.....................................             230,586,378         8.2%
                                                            ------------     -------
INDONESIA -- (2.8%)
   PT Astra International Tbk...................  1,995,561   15,367,354         0.5%
   Other Securities.............................              70,120,377         2.5%
                                                            ------------     -------
TOTAL INDONESIA.................................              85,487,731         3.0%
                                                            ------------     -------
ISRAEL -- (0.0%)
   Other Securities.............................                      19         0.0%
                                                            ------------     -------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad...................  3,992,654    9,756,875         0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities.............................            $ 98,684,002         3.5%
                                                            ------------     -------
TOTAL MALAYSIA..................................             108,440,877         3.9%
                                                            ------------     -------
MEXICO -- (5.6%)
   America Movil S.A.B. de C.V. Series L........ 33,690,314   45,003,356         1.6%
   Fomento Economico Mexicano S.A.B. de C.V.....  2,109,900   17,135,512         0.6%
  #Grupo Mexico S.A.B. de C.V. Series B.........  3,938,416   12,136,391         0.4%
   Wal-Mart de Mexico S.A.B. de C.V. Series V...  6,153,180   17,596,103         0.6%
   Other Securities.............................              77,335,308         2.8%
                                                            ------------     -------
TOTAL MEXICO....................................             169,206,670         6.0%
                                                            ------------     -------
PERU -- (0.5%)
   Other Securities.............................              14,320,940         0.5%
                                                            ------------     -------
PHILIPPINES -- (1.0%)
   Other Securities.............................              28,954,647         1.0%
                                                            ------------     -------
POLAND -- (1.3%)
   Other Securities.............................              39,031,170         1.4%
                                                            ------------     -------
RUSSIA -- (4.2%)
   Gazprom OAO Sponsored ADR....................  4,226,507   48,951,667         1.7%
   Lukoil OAO Sponsored ADR.....................    376,321   23,151,730         0.8%
   MMC Norilsk Nickel JSC ADR...................    532,268    9,468,893         0.3%
   Rosneft Oil Co. GDR..........................  1,491,147   10,677,377         0.4%
   Other Securities.............................              35,159,134         1.3%
                                                            ------------     -------
TOTAL RUSSIA....................................             127,408,801         4.5%
                                                            ------------     -------
SOUTH AFRICA -- (7.6%)
   MTN Group, Ltd...............................  1,584,640   27,223,049         1.0%
   Naspers, Ltd. Series N.......................    304,989   18,368,740         0.7%
   Sasol, Ltd. Sponsored ADR....................    621,195   29,463,279         1.0%
   Standard Bank Group, Ltd.....................    948,719   13,925,268         0.5%
   Other Securities.............................             140,665,815         5.0%
                                                            ------------     -------
TOTAL SOUTH AFRICA..............................             229,646,151         8.2%
                                                            ------------     -------
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd............     39,020    9,696,474         0.4%
   Hyundai Mobis................................     53,070   14,348,373         0.5%
   Hyundai Motor Co., Ltd.......................    106,999   25,259,284         0.9%
   Kia Motors Corp..............................    224,568   16,478,573         0.6%
   POSCO........................................     46,060   15,258,688         0.5%
   Samsung Electronics Co., Ltd.................     69,482   85,043,282         3.0%
   Samsung Electronics Co., Ltd. GDR............     49,372   30,128,714         1.1%
   Other Securities.............................             220,743,407         7.9%
                                                            ------------     -------
TOTAL SOUTH KOREA...............................             416,956,795        14.9%
                                                            ------------     -------
TAIWAN -- (10.2%)
   Formosa Chemicals & Fiber Co., Ltd...........  3,322,445    9,589,751         0.3%
   Formosa Plastics Corp........................  4,070,648   11,513,425         0.4%
   Hon Hai Precision Industry Co., Ltd..........  6,378,096   19,150,133         0.7%
   Nan Ya Plastic Corp..........................  5,377,564   11,033,718         0.4%
   Taiwan Semiconductor Manufacturing Co., Ltd.. 19,090,808   56,425,489         2.0%
   Other Securities.............................             200,573,325         7.2%
                                                            ------------     -------
TOTAL TAIWAN....................................             308,285,841        11.0%
                                                            ------------     -------
THAILAND -- (2.4%)
   Other Securities.............................              73,722,861         2.6%
                                                            ------------     -------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
TURKEY -- (1.4%)
   Other Securities.......................................................              $   43,149,079         1.5%
                                                                                        --------------     -------
TOTAL COMMON STOCKS.......................................................               2,569,421,910        91.5%
                                                                                        --------------     -------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   Banco Bradesco SA......................................................    1,656,632     26,420,593         0.9%
   Cia de Bebidas das Americas SA ADR.....................................      622,039     26,113,197         0.9%
   Itau Unibanco Holding SA...............................................    1,765,700     27,706,155         1.0%
   Petroleo Brasilerio SA ADR.............................................    1,618,850     35,873,716         1.3%
   Vale SA................................................................    1,412,691     30,571,311         1.1%
   Other Securities.......................................................                  61,913,382         2.2%
                                                                                        --------------     -------
TOTAL BRAZIL..............................................................                 208,598,354         7.4%
                                                                                        --------------     -------
CHILE -- (0.2%)
   Other Securities.......................................................                   5,320,187         0.2%
                                                                                        --------------     -------
TOTAL PREFERRED STOCKS....................................................                 213,918,541         7.6%
                                                                                        --------------     -------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                           8         0.0%
                                                                                        --------------     -------
THAILAND -- (0.0%)
   Other Securities.......................................................                      42,585         0.0%
                                                                                        --------------     -------
TOTAL RIGHTS/WARRANTS.....................................................                      42,593         0.0%
                                                                                        --------------     -------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund........................................  231,000,000    231,000,000         8.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $837,156) to be repurchased at $820,746.......... $        821        820,741         0.1%
                                                                                        --------------     -------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 231,820,741         8.3%
                                                                                        --------------     -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,890,395,399)....................................................              $3,015,203,785       107.4%
                                                                                        ==============     =======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $179,062,002             --     --  $  179,062,002
   Chile......................   55,744,793             --     --      55,744,793
   China......................  127,688,809 $  290,411,839     --     418,100,648
   Colombia...................   13,526,504             --     --      13,526,504
   Czech Republic.............           --     13,102,849     --      13,102,849
   Egypt......................           --      3,543,656     --       3,543,656
   Hungary....................           --     11,143,498     --      11,143,498
   India......................   22,500,718    208,085,660     --     230,586,378
   Indonesia..................       44,143     85,443,588     --      85,487,731
   Israel.....................           --             19     --              19
   Malaysia...................           --    108,440,877     --     108,440,877
   Mexico.....................  169,199,278          7,392     --     169,206,670
   Peru.......................   14,320,940             --     --      14,320,940
   Philippines................           --     28,954,647     --      28,954,647
   Poland.....................           --     39,031,170     --      39,031,170
   Russia.....................    2,008,285    125,400,516     --     127,408,801
   South Africa...............   48,133,559    181,512,592     --     229,646,151
   South Korea................   11,786,422    405,170,373     --     416,956,795
   Taiwan.....................    8,954,214    299,331,627     --     308,285,841
   Thailand...................   73,722,861             --     --      73,722,861
   Turkey.....................      641,076     42,508,003     --      43,149,079
Preferred Stocks
   Brazil.....................  208,598,354             --     --     208,598,354
   Chile......................    5,320,187             --     --       5,320,187
Rights/Warrants
   Brazil.....................           --              8     --               8
   Thailand...................           --         42,585     --          42,585
Securities Lending Collateral.           --    231,820,741     --     231,820,741
                               ------------ -------------- ------  --------------
TOTAL......................... $941,252,145 $2,073,951,640     --  $3,015,203,785
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (90.6%)
ARGENTINA -- (0.0%)
   Other Securities..........................            $         --         0.0%
                                                         ------------     -------
BRAZIL -- (8.9%)
   Anhanguera Educacional Participacoes SA...    520,845    6,891,226         0.3%
   Cia de Saneamento de Minas Gerais-Copasa
     SA......................................    287,721    6,739,628         0.3%
   Cia Hering SA.............................    340,090    8,444,487         0.3%
   Diagnosticos da America SA................    855,441    6,125,840         0.2%
   Duratex SA................................    920,162    5,406,612         0.2%
   Energias do Brazil SA.....................    899,806    6,273,600         0.3%
   Localiza Rent a Car SA....................    397,002    6,789,741         0.3%
   Lojas Renner SA...........................    273,700    8,697,117         0.3%
   PDG Realty SA Empreendimentos e
     Participacoes...........................  2,990,624    7,028,825         0.3%
   Raia Drogasil SA..........................    652,675    6,978,211         0.3%
   Sul America SA............................    710,007    5,833,074         0.2%
   Totvs SA..................................    453,100    8,795,058         0.3%
   Other Securities..........................             161,627,028         6.3%
                                                         ------------     -------
TOTAL BRAZIL.................................             245,630,447         9.6%
                                                         ------------     -------
CHILE -- (1.4%)
   Other Securities..........................              37,347,409         1.5%
                                                         ------------     -------
CHINA -- (13.7%)
   China Yurun Food Group, Ltd...............  4,855,000    6,165,530         0.3%
   Sino-Ocean Land Holdings, Ltd............. 11,976,054    5,554,987         0.2%
   Other Securities..........................             366,521,481        14.3%
                                                         ------------     -------
TOTAL CHINA..................................             378,241,998        14.8%
                                                         ------------     -------
HUNGARY -- (0.1%)
   Other Securities..........................               2,047,623         0.1%
                                                         ------------     -------
INDIA -- (7.5%)
   Other Securities..........................             205,571,846         8.0%
                                                         ------------     -------
INDONESIA -- (4.9%)
   PT AKR Corporindo Tbk..................... 12,025,200    5,383,620         0.2%
   PT Lippo Karawaci Tbk..................... 78,355,312    7,061,372         0.3%
   Other Securities..........................             123,604,124         4.8%
                                                         ------------     -------
TOTAL INDONESIA..............................             136,049,116         5.3%
                                                         ------------     -------
ISRAEL -- (0.0%)
   Other Securities..........................                 424,530         0.0%
                                                         ------------     -------
MALAYSIA -- (5.2%)
   Other Securities..........................             143,597,844         5.6%
                                                         ------------     -------
MEXICO -- (3.1%)
   Arca Continental S.A.B. de C.V............  3,053,562   15,532,765         0.6%
  *Industrias CH S.A.B. de C.V. Series B.....  1,191,908    5,407,802         0.2%
   Other Securities..........................              64,951,632         2.6%
                                                         ------------     -------
TOTAL MEXICO.................................              85,892,199         3.4%
                                                         ------------     -------
PHILIPPINES -- (2.2%)
   Universal Robina Corp.....................  3,594,015    5,521,960         0.2%
   Other Securities..........................              54,077,104         2.1%
                                                         ------------     -------
TOTAL PHILIPPINES............................              59,599,064         2.3%
                                                         ------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
POLAND -- (1.8%)
   Other Securities.............................           $   49,834,442         1.9%
                                                           --------------     -------
SOUTH AFRICA -- (8.2%)
   AECI, Ltd....................................   495,730      5,678,651         0.2%
   Aveng, Ltd................................... 1,789,905      9,123,898         0.3%
   AVI, Ltd..................................... 1,114,620      6,884,241         0.3%
   Clicks Group, Ltd............................ 1,119,781      6,751,531         0.3%
   JD Group, Ltd................................   983,807      6,189,984         0.2%
   Mr. Price Group, Ltd.........................   535,957      7,209,065         0.3%
  *Murray & Roberts Holdings, Ltd............... 2,030,019      7,453,617         0.3%
   Nampak, Ltd.................................. 2,360,530      6,840,454         0.3%
   Pretoria Portland Cement Co., Ltd............ 2,197,019      8,739,079         0.3%
  #PSG Group, Ltd...............................   742,484      5,648,609         0.2%
   Reunert, Ltd.................................   796,596      7,376,755         0.3%
 #*Sappi, Ltd................................... 2,011,862      7,299,674         0.3%
   Spar Group, Ltd. (The).......................   622,477      9,735,654         0.4%
   Tongaat-Hulett, Ltd..........................   629,016      8,491,680         0.3%
   Other Securities.............................              122,979,253         4.8%
                                                           --------------     -------
TOTAL SOUTH AFRICA..............................              226,402,145         8.8%
                                                           --------------     -------
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc......................   567,620      5,812,288         0.2%
   Cheil Worldwide, Inc.........................   380,705      6,606,016         0.3%
   DGB Financial Group, Inc.....................   507,673      5,909,426         0.2%
  #Hotel Shilla Co., Ltd........................   137,488      6,412,780         0.3%
   Hyosung Corp.................................   102,462      5,215,039         0.2%
   Hyundai Marine & Fire Insurance Co., Ltd.....   258,860      6,616,965         0.3%
  *Korea Investment Holdings Co., Ltd...........   161,460      5,539,689         0.2%
   Macquarie Korea Infrastructure Fund.......... 1,232,751      6,039,827         0.2%
  *Mando Corp...................................    52,791      8,407,030         0.3%
   ORION Corp...................................     7,607      6,024,751         0.2%
  #Samsung Techwin Co., Ltd.....................   112,863      6,864,773         0.3%
   Shinsegae Co., Ltd...........................    31,431      6,885,701         0.3%
   Woongjin Coway Co., Ltd......................   216,350      6,913,199         0.3%
  *Woori Investment & Securities Co., Ltd.......   578,522      5,667,723         0.2%
   Other Securities.............................              291,783,554        11.4%
                                                           --------------     -------
TOTAL SOUTH KOREA...............................              380,698,761        14.9%
                                                           --------------     -------
TAIWAN -- (13.4%)
   Other Securities.............................              370,031,188        14.4%
                                                           --------------     -------
THAILAND -- (3.7%)
   Other Securities.............................              101,172,960         4.0%
                                                           --------------     -------
TURKEY -- (2.7%)
   Other Securities.............................               75,070,300         2.9%
                                                           --------------     -------
TOTAL COMMON STOCKS.............................            2,497,611,872        97.5%
                                                           --------------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
   Eletropaulo Metropolitana Eletricidade de
     Sao Paulo SA...............................   707,800     10,827,819         0.4%
  *Klabin SA.................................... 1,412,700      6,759,082         0.3%
   Marcopolo SA................................. 1,021,700      5,499,379         0.2%
   Other Securities.............................               38,134,778         1.5%
                                                           --------------     -------
TOTAL BRAZIL....................................               61,221,058         2.4%
                                                           --------------     -------
INDIA -- (0.0%)
   Other Securities.............................                  107,371         0.0%
                                                           --------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................              $      168,678             0.0%
                                                                                        -------------- ---------------
PHILIPPINES -- (0.0%)
   Other Securities.......................................................                          --             0.0%
                                                                                        -------------- ---------------
TOTAL PREFERRED STOCKS....................................................                  61,497,107             2.4%
                                                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                      10,737             0.0%
                                                                                        -------------- ---------------
INDIA -- (0.0%)
   Other Securities.......................................................                      22,559             0.0%
                                                                                        -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................                       8,123             0.0%
                                                                                        -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities.......................................................                      43,215             0.0%
                                                                                        -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.......................................................                     192,110             0.0%
                                                                                        -------------- ---------------
TURKEY -- (0.0%)
   Other Securities.......................................................                     346,240             0.0%
                                                                                        -------------- ---------------
TOTAL RIGHTS/WARRANTS.....................................................                     622,984             0.0%
                                                                                        -------------- ---------------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  197,000,000    197,000,000             7.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $720,703) to be repurchased at $706,576.......... $        707        706,572             0.0%
                                                                                        -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 197,706,572             7.7%
                                                                                        -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,390,373,864)...................................................              $2,757,438,535           107.6%
                                                                                        ============== ===============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $245,601,951 $       28,496     --  $  245,630,447
   Chile......................   37,347,409             --     --      37,347,409
   China......................       72,115    378,169,883     --     378,241,998
   Hungary....................           --      2,047,623     --       2,047,623
   India......................    1,011,510    204,560,336     --     205,571,846
   Indonesia..................           --    136,049,116     --     136,049,116
   Israel.....................           --        424,530     --         424,530
   Malaysia...................           --    143,597,844     --     143,597,844
   Mexico.....................   85,609,845        282,354     --      85,892,199
   Philippines................           --     59,599,064     --      59,599,064
   Poland.....................           --     49,834,442     --      49,834,442
   South Africa...............           --    226,402,145     --     226,402,145
   South Korea................           --    380,698,761     --     380,698,761
   Taiwan.....................           --    370,031,188     --     370,031,188
   Thailand...................  101,075,299         97,661     --     101,172,960
   Turkey.....................           --     75,070,300     --      75,070,300
Preferred Stocks
   Brazil.....................   61,184,065         36,993     --      61,221,058
   India......................           --        107,371     --         107,371
   Malaysia...................           --        168,678     --         168,678
   Philippines................           --             --     --              --
Rights/Warrants
   Brazil.....................       10,737             --     --          10,737
   India......................           --         22,559     --          22,559
   Malaysia...................           --          8,123     --           8,123
   South Korea................           --         43,215     --          43,215
   Thailand...................           --        192,110     --         192,110
   Turkey.....................           --        346,240     --         346,240
Securities Lending Collateral.           --    197,706,572     --     197,706,572
                               ------------ -------------- ------  --------------
TOTAL......................... $531,912,931 $2,225,525,604     --  $2,757,438,535
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                                                            VALUE        VALUE       COMPANY        COMPANY
                                                                           SERIES       SERIES        SERIES         SERIES
                                                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $767,016, $1,116,551, $161,481 and
  $183,687 of securities on loan, respectively)......................... $10,142,405  $7,118,031    $1,703,722     $  964,138
Temporary Cash Investments at Value & Cost..............................      31,845          --            --             --
Collateral Received from Securities on Loan at Value & Cost.............         364         197            85             59
Affiliated Collateral Received from Securities on Loan at Value & Cost..     785,569   1,174,000       176,000        212,000
Foreign Currencies at Value.............................................          --      24,978           789          9,622
Cash....................................................................          --      18,001         1,564             --
Receivables:
   Investment Securities Sold...........................................      23,112      19,106         1,538            506
   Dividends, Interest and Tax Reclaims.................................       9,932      39,352        18,619          1,918
   Securities Lending Income............................................         604       2,958           236            325
   Fund Shares Sold.....................................................       1,481       2,585            --            229
Unrealized Gain on Foreign Currency Contracts...........................          --          25            --              4
Prepaid Expenses and Other Assets.......................................          14         188             3              1
                                                                         -----------  ----------    ----------     ----------
       Total Assets.....................................................  10,995,326   8,399,421     1,902,556      1,188,802
                                                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     785,933   1,174,197       176,085        212,059
   Investment Securities Purchased......................................      41,572      27,304         1,399          3,452
   Fund Shares Redeemed.................................................         778         399            --             --
   Due to Advisor.......................................................         844       1,191           143             81
   Loan Payable.........................................................          --          --            --             60
Unrealized Loss on Foreign Currency Contracts...........................          --           9            --              4
Accrued Expenses and Other Liabilities..................................         504         412            58             72
                                                                         -----------  ----------    ----------     ----------
       Total Liabilities................................................     829,631   1,203,512       177,685        215,728
                                                                         -----------  ----------    ----------     ----------
NET ASSETS.............................................................. $10,165,695  $7,195,909    $1,724,871     $  973,074
                                                                         ===========  ==========    ==========     ==========
Investments at Cost..................................................... $ 7,709,892  $6,703,555    $1,746,562     $  920,343
                                                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............................................. $        --  $   24,804    $      784     $    9,598
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   THE UNITED     THE       THE
                                                                    KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                                                     SMALL       SMALL     SMALL    EMERGING    MARKETS
                                                                    COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                                                     SERIES     SERIES     SERIES   SERIES*     SERIES*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $8,132, $484,086, $199,711,
  $275,325 and $199,719 of securities on loan, respectively)...... $1,315,447 $2,091,206  $736,749 $2,783,383  $2,559,732
Collateral Received from Securities on Loan at Value & Cost.......      2,757        948       789        821         707
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................      6,000    510,000   210,000    231,000     197,000
Foreign Currencies at Value.......................................      2,468      8,956     1,397      3,077      13,942
Cash..............................................................        866        454       270     21,566       4,283
Receivables:
   Investment Securities Sold.....................................        152        773     6,312        162       1,312
   Dividends and Tax Reclaims.....................................      7,389      7,307       778      7,095       6,137
   Securities Lending Income......................................         22      1,357       181        452         496
   Fund Shares Sold...............................................         30          7        --      2,078         653
Unrealized Gain on Foreign Currency Contracts.....................         --         --        --         --           5
Prepaid Expenses and Other Assets.................................          2          4         2          4          99
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,335,133  2,621,012   956,478  3,049,638   2,784,366
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................      8,757    510,948   210,789    231,821     197,707
   Investment Securities Purchased................................         --      1,410     5,428      9,865      23,043
   Fund Shares Redeemed...........................................         --         --        --        139          --
   Due to Advisor.................................................        108        174        61        233         408
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         51        121       125        332          77
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................      8,916    512,653   216,403    242,390     221,236
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,326,217 $2,108,359  $740,075 $2,807,248  $2,563,130
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,132,891 $2,125,462  $792,408 $1,658,575  $2,192,667
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,426 $    8,916  $  1,406 $    3,061  $   13,911
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     THE ASIA
                                                THE U.S.     THE DFA    THE JAPANESE PACIFIC
                                                LARGE CAP INTERNATIONAL    SMALL      SMALL
                                                  VALUE       VALUE       COMPANY    COMPANY
                                                 SERIES      SERIES        SERIES     SERIES
                                                --------- ------------- ------------ --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $9,473, $1,493 and $403,
     respectively)............................. $103,969    $ 122,522     $ 19,895   $14,853
   Interest....................................       12            1           --        --
   Income from Securities Lending..............    5,560        6,168        1,257     1,606
                                                --------- ------------- ------------ --------
       Total Investment Income.................  109,541      128,691       21,152    16,459
                                                --------- ------------- ------------ --------
EXPENSES
   Investment Advisory Services Fees...........    4,868        6,964          805       458
   Accounting & Transfer Agent Fees............      458          333           86        55
   Custodian Fees..............................       50          628          163       217
   Shareholders' Reports.......................       24           18            4         2
   Directors'/Trustees' Fees & Expenses........       38           28            6         4
   Professional Fees...........................      189           84           17        11
   Other.......................................       56           53           10         7
                                                --------- ------------- ------------ --------
       Total Expenses..........................    5,683        8,108        1,091       754
                                                --------- ------------- ------------ --------
   Fees Paid Indirectly........................       --          (10)          (3)       (2)
                                                --------- ------------- ------------ --------
   Net Expenses................................    5,683        8,098        1,088       752
                                                --------- ------------- ------------ --------
   NET INVESTMENT INCOME (LOSS)................  103,858      120,593       20,064    15,707
                                                --------- ------------- ------------ --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................
     Investment Securities Sold................  223,634       99,828        7,185    41,529
     Foreign Currency Transactions.............       --         (798)        (160)       14
   Change in Unrealized Appreciation
     (Depreciation) of:........................
     Investment Securities and Foreign
       Currency................................  667,097     (142,403)     105,686     4,655
     Translation of Foreign Currency
       Denominated Amounts.....................       --          843          892      (123)
                                                --------- ------------- ------------ --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....  890,731      (42,530)     113,603    46,075
                                                --------- ------------- ------------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................... $994,589    $  78,063     $133,667   $61,782
                                                ========= ============= ============ ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  THE UNITED     THE
                                                   KINGDOM   CONTINENTAL THE CANADIAN    THE      THE EMERGING
                                                    SMALL       SMALL       SMALL      EMERGING     MARKETS
                                                   COMPANY     COMPANY     COMPANY     MARKETS     SMALL CAP
                                                    SERIES     SERIES       SERIES      SERIES       SERIES
                                                  ---------- ----------- ------------ --------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $1, $3,744, $1,525, $2,288 and
     $1,532, respectively).......................  $ 18,094    $25,733     $  6,764   $ 22,386      $ 18,459
   Interest......................................        --          2           --         --            --
   Income from Securities Lending................       133      4,895        1,057      2,375         2,547
                                                   --------    -------     --------   --------      --------
          Total Investment Income................    18,227     30,630        7,821     24,761        21,006
                                                   --------    -------     --------   --------      --------
EXPENSES
   Investment Advisory Services Fees.............       591        991          367      1,304         2,108
   Accounting & Transfer Agent Fees..............        67        104           46        132           109
   Custodian Fees................................        51        395          104        896         1,111
   Shareholders' Reports.........................         3          6            2          6             5
   Directors'/Trustees' Fees & Expenses..........         4          8            3         10             8
   Professional Fees.............................        13         27            9         60            79
   Other.........................................         8         15            4         19            14
                                                   --------    -------     --------   --------      --------
          Total Expenses.........................       737      1,546          535      2,427         3,434
                                                   --------    -------     --------   --------      --------
   Fees Paid Indirectly..........................        (2)        (4)          (1)       (12)          (11)
                                                   --------    -------     --------   --------      --------
   Net Expenses..................................       735      1,542          534      2,415         3,423
                                                   --------    -------     --------   --------      --------
   NET INVESTMENT INCOME (LOSS)..................    17,492     29,088        7,287     22,346        17,583
                                                   --------    -------     --------   --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     1,604      2,498       22,372     21,313        58,454
       Futures...................................        --         --           --         --          (389)
       Foreign Currency Transactions.............       (47)      (115)         147       (468)**     (1,287)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................   154,250     18,419      (29,936)    83,318        55,510
       Translation of Foreign Currency
         Denominated Amounts.....................        73       (216)          (7)       (34)          (80)
                                                   --------    -------     --------   --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   155,880     20,586       (7,424)   104,129       112,208
                                                   --------    -------     --------   --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $173,372    $49,674     $   (137)  $126,475      $129,791
                                                   ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE U.S.                  THE DFA               THE JAPANESE
                                                         LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                             SERIES                    SERIES                  SERIES
                                                    ------------------------  -----------------------  ----------------------
                                                    SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                       ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                                     APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012          2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------- -----------  ----------- ----------
                                                    (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   103,858  $   168,852  $  120,593  $   254,173  $   20,064  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     223,634      387,017      99,828      161,341       7,185      17,637
       Futures.....................................          --      (12,646)         --           --          --          --
       Foreign Currency Transactions...............          --           --        (798)         506        (160)         93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     667,097      (74,679)   (142,403)  (1,021,735)    105,686      66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --         843         (517)        892        (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     994,589      468,544      78,063     (606,232)    133,667     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     251,235    1,230,772     362,469      900,473     214,842     212,545
   Withdrawals.....................................    (415,236)  (1,180,609)   (200,530)    (257,967)   (126,453)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (164,001)      50,163     161,939      642,506      88,389     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................     830,588      518,707     240,002       36,274     222,056     291,215
NET ASSETS
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,165,695  $ 9,335,107  $7,195,909  $ 6,955,907  $1,724,871  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE ASIA PACIFIC      THE UNITED KINGDOM        THE CONTINENTAL
                                                             SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                                                 SERIES                 SERIES                  SERIES
                                                         ---------------------  ----------------------  ----------------------
                                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                            ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                            2012        2011       2012        2011        2012        2011
                                                         ----------- ---------  ----------- ----------  ----------- ----------
                                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................  $ 15,707   $  36,987  $   17,492  $   42,984  $   29,088  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    41,529      71,818       1,604      18,980       2,498      66,872
       Futures..........................................        --          --          --          --          --        (287)
       Foreign Currency Transactions....................        14         521         (47)         33        (115)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     4,655    (158,023)    154,250     (66,130)     18,419    (377,057)
       Translation of Foreign Currency
         Denominated Amounts............................      (123)        109          73          53        (216)         52
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    61,782     (48,588)    173,372      (4,080)     49,674    (249,164)
                                                          --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions........................................    67,061      80,765      38,857     125,970      75,437     225,654
   Withdrawals..........................................   (62,503)    (60,581)    (19,857)    (24,739)    (18,515)    (47,211)
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest....................     4,558      20,184      19,000     101,231      56,922     178,443
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................    66,340     (28,404)    192,372      97,151     106,596     (70,721)
NET ASSETS
   Beginning of Period..................................   906,734     935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                          --------   ---------  ----------  ----------  ----------  ----------
   End of Period........................................  $973,074   $ 906,734  $1,326,217  $1,133,845  $2,108,359  $2,001,763
                                                          ========   =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               THE CANADIAN                                         THE EMERGING
                                               SMALL COMPANY            THE EMERGING              MARKETS SMALL CAP
                                                  SERIES               MARKETS SERIES                  SERIES
                                           --------------------  ------------------------    ------------------------
                                           SIX MONTHS    YEAR     SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                              ENDED     ENDED        ENDED        ENDED          ENDED        ENDED
                                            APRIL 30,  OCT. 31,    APRIL 30,     OCT. 31,      APRIL 30,     OCT. 31,
                                              2012       2011        2012          2011          2012          2011
                                           ----------- --------  -----------   ----------    -----------   ----------
                                           (UNAUDITED)            (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........  $  7,287   $ 13,890  $   22,346    $   62,989    $   17,583    $   46,175
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........    22,372     38,405      21,313       103,456        58,454        29,751
       Futures............................        --         --          --            --          (389)           --
       Foreign Currency
         Transactions.....................       147       (110)       (468)**     (1,120)**     (1,287)**     (1,286)**
   Change in Unrealized
     Appreciation (Depreciation)
     of:..................................
       Investment Securities and
         Foreign Currency.................   (29,936)   (68,747)     83,318      (330,512)       55,510      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..........................        (7)         4         (34)         (115)          (80)          (32)
   Change in Deferred Thailand
     Capital Gains Tax....................        --         --          --         4,428            --         3,997
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      (137)   (16,558)    126,475      (160,874)      129,791      (285,936)
                                            --------   --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..........................    11,500    130,949     329,764       341,207       598,828       472,662
   Withdrawals............................    (7,550)   (41,851)    (88,972)     (269,845)      (40,415)     (193,156)
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            from Transactions in
            Interest......................     3,950     89,098     240,792        71,362       558,413       279,506
                                            --------   --------  ----------    ----------    ----------    ----------
          Total Increase
            (Decrease) in Net
            Assets........................     3,813     72,540     367,267       (89,512)      688,204        (6,430)
NET ASSETS
   Beginning of Period....................   736,262    663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                            --------   --------  ----------    ----------    ----------    ----------
   End of Period..........................  $740,075   $736,262  $2,807,248    $2,439,981    $2,563,130    $1,874,926
                                            ========   ========  ==========    ==========    ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $13, $903, $87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE U.S. LARGE CAP VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
-                                  -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%        0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%        2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%          28%         29%         19%(C)            9%          13%

                                                                THE DFA INTERNATIONAL VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to Average Net
  Assets..........................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                             0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment Income to
  Average Net Assets..............        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover Rate...........           8%(C)          9%          20%         18%         16%(C)           16%           8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 THE JAPANESE SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       8.50%(C)      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $1,724,871     $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net
  Assets..........................       0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                            0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to
  Average Net Assets..............       2.51%(B)       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........          2%(C)          5%          10%          7%         10%(C)           9%           9%

                                                               THE ASIA PACIFIC SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       6.80%(C)      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $  973,074     $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net
  Assets..........................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
Indirectly).......................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............       3.45%(B)       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........         11%(C)         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      14.99%(C)       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%      44.80%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,326,217     $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826
Ratio of Expenses to Average Net
  Assets..........................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Net Investment Income to
  Average Net Assets..............       2.98%(B)       3.76%        2.86%       4.02%       3.79%(B)        2.72%       2.70%
Portfolio Turnover Rate...........          2%(C)          7%          15%         10%         25%(C)          12%          8%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       2.36%(C)     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,108,359     $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194
Ratio of Expenses to Average Net
  Assets..........................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Net Investment Income to
  Average Net Assets..............       2.95%(B)       2.72%        2.24%       2.93%       3.49%(B)        2.16%       2.27%
Portfolio Turnover Rate...........          5%(C)         10%          12%          7%         18%(C)          12%          7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          THE CANADIAN SMALL COMPANY SERIES
                                    ----------------------------------------------------------------------
                                                                                   PERIOD
                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,          PERIOD
                                       ENDED       ENDED     ENDED     ENDED      2007 TO     APRIL 2, 2007(a)
                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,           TO
                                       2012         2011      2010      2009        2008       NOV. 30, 2007
                                    -----------   --------  --------  --------  --------      ----------------
                                    (UNAUDITED)
Total Return.......................      0.00%(C)     0.27%    43.17%    61.67%   (56.44)%(C)        10.20%(C)
                                     --------     --------  --------  --------  --------          --------
Net Assets, End of Period
  (thousands)......................  $740,075     $736,262  $663,722  $365,181  $232,873          $213,529
Ratio of Expenses to Average Net
  Assets...........................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)......................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...............      2.00%(B)     1.72%     1.05%     1.37%     0.97%(B)          0.47%(B)(E)
Portfolio Turnover Rate............        15%(C)       24%       10%       23%       21%(C)             6%(C)

                                                                   THE EMERGING MARKETS SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       4.68%(C)      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,807,248     $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net
  Assets..........................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to
  Average Net Assets..............       1.72%(B)       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate...........          2%(C)         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                         --------------------------------------------------------------------------------------
                                                                                                PERIOD
                                          SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                             ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                           APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                             2012           2011        2010        2009         2008         2007       2006
                                         -----------    ----------   ----------  ----------  --------      ----------  --------
                                          (UNAUDITED)
Total Return............................       6.16%(C)     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                         ----------     ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)... $2,563,130     $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net
  Assets................................       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)......       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to
  Average Net Assets....................       1.68%(B)       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate.................          6%(C)         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------        ----------------------------------------
The U.S. Large Cap Value Series  The DFA International Value Series
                                 The Japanese Small Company Series
                                 The Asia Pacific Small Company Series
                                 The United Kingdom Small Company Series
                                 The Continental Small Company Series
                                 The Canadian Small Company Series
                                 The Emerging Markets Series
                                 The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%
       The DFA International Value Series.......................... 0.20%
       The Japanese Small Company Series........................... 0.10%
       The Asia Pacific Small Company Series....................... 0.10%
       The United Kingdom Small Company Series..................... 0.10%
       The Continental Small Company Series........................ 0.10%
       The Canadian Small Company Series........................... 0.10%
       The Emerging Markets Series................................. 0.10%
       The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       The DFA International Value Series.....................  $      10
       The Japanese Small Company Series......................          3
       The Asia Pacific Small Company Series..................          2
       The United Kingdom Small Company Series................          2
       The Continental Small Company Series...................          4
       The Canadian Small Company Series......................          1
       The Emerging Markets Series............................         12
       The Emerging Markets Small Cap Series..................         11

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $252
       The DFA International Value Series..........................  195
       The Japanese Small Company Series...........................   42
       The Asia Pacific Small Company Series.......................   20
       The United Kingdom Small Company Series.....................   24
       The Continental Small Company Series                           49

       The Canadian Small Company Series........................... $  12
       The Emerging Markets Series.................................    67
       The Emerging Markets Small Cap Series.......................    36

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The U.S. Large Cap Value Series.............. $569,377  $633,876
        The DFA International Value Series...........  814,499   542,286
        The Japanese Small Company Series............  140,581    36,238
        The Asia Pacific Small Company Series........  123,610   100,462
        The United Kingdom Small Company Series......   59,992    28,651
        The Continental Small Company Series.........  180,325    94,336
        The Canadian Small Company Series............  113,050   112,568
        The Emerging Markets Series..................  292,057    44,140
        The Emerging Markets Small Cap Series........  716,874   128,648

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971   $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341    1,169,037     (756,150)        412,887
The Japanese Small Company Series.......  1,923,944      227,705     (271,842)        (44,137)
The Asia Pacific Small Company Series...  1,135,735      249,937     (209,475)         40,462
The United Kingdom Small Company Series.  1,146,238      371,600     (193,634)        177,966
The Continental Small Company Series....  2,637,767      464,521     (500,134)        (35,613)
The Canadian Small Company Series.......  1,003,197      114,416     (170,075)        (55,659)
The Emerging Markets Series.............  1,892,365    1,193,818      (70,979)      1,122,839
The Emerging Markets Small Cap Series...  2,403,986      601,764     (248,311)        353,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                         LOCATION ON THE STATEMENTS   EQUITY
                                               OF OPERATIONS         CONTRACTS
                                         --------------------------  ---------
 The Emerging Markets Small Cap Series*. Net Realized Gain (Loss)
                                           on Futures                  $(389)

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.86%       $14,147        27        $ 9        $58,537
The DFA International Value Series......     0.82%        15,357         4          1         15,549
The Japanese Small Company Series.......     0.86%           994         3         --          1,800
The Asia Pacific Small Company Series...     0.84%           834        12         --          2,385
The United Kingdom Small Company Series.     0.86%         2,542         1         --          2,542
The Continental Small Company Series....     0.90%            85         1         --             85
The Canadian Small Company Series.......     0.79%           121         1         --            121
The Emerging Markets Series.............     0.83%         4,772         9          1          8,236
The Emerging Markets Small Cap Series...     0.83%         1,600        23          1          5,484

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   At April 30, 2012, The Asia Pacific Small Company Series had a loan outstanding in the amount of $60 ( in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $59,527 and $26,058, respectively (in thousands). Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
Actual Fund Return...................... $1,000.00 $1,025.67    0.19%    $0.96
Hypothetical 5% Annual Return........... $1,000.00 $1,023.92    0.19%    $0.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND

      Consumer Discretionary......................................   7.2%
      Consumer Staples............................................   6.8%
      Energy......................................................  16.3%
      Financials..................................................  31.5%
      Health Care.................................................   0.6%
      Industrials.................................................  11.0%
      Information Technology......................................   7.0%
      Materials...................................................  16.2%
      Other.......................................................    --
      Telecommunication Services..................................   1.7%
      Utilities...................................................   1.7%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                SHARES       VALUE++     OF NET ASSETS**
                                              ----------- -------------- ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
   Banco Santander Brasil SA ADR.............  15,229,140 $  122,899,160             0.8%
   BM&F Bovespa SA...........................  30,436,745    170,055,523             1.0%
  *JBS SA....................................  16,156,777     63,316,698             0.4%
   Petroleo Brasileiro SA ADR................  12,594,248    296,468,598             1.8%
   Other Securities..........................                494,614,804             3.1%
                                                          -------------- ---------------
TOTAL BRAZIL.................................              1,147,354,783             7.1%
                                                          -------------- ---------------
CHILE -- (1.7%)
   Empresas CMPC SA..........................  17,015,840     69,943,486             0.4%
   Enersis SA Sponsored ADR..................   3,277,418     66,433,263             0.4%
   Other Securities..........................                153,719,937             1.0%
                                                          -------------- ---------------
TOTAL CHILE..................................                290,096,686             1.8%
                                                          -------------- ---------------
CHINA -- (14.4%)
   Bank of China, Ltd. Series H.............. 833,879,331    347,245,478             2.1%
   Bank of Communications Co., Ltd. Series H.  95,486,574     73,601,691             0.4%
   China Citic Bank Corp., Ltd. Series H.....  95,111,716     60,264,803             0.4%
   China Coal Energy Co., Ltd. Series H......  50,458,000     57,647,687             0.4%
   China Communications Construction Co.,
     Ltd. Series H...........................  65,814,327     65,577,521             0.4%
   China Construction Bank Corp. Series H.... 153,591,940    119,391,468             0.7%
   China Petroleum & Chemical Corp. ADR......     993,796    104,815,664             0.6%
   China Petroleum & Chemical Corp. Series H. 116,064,289    123,273,143             0.8%
   China Unicom Hong Kong, Ltd. ADR..........   7,316,862    127,167,062             0.8%
   Other Securities..........................              1,356,813,081             8.4%
                                                          -------------- ---------------
TOTAL CHINA..................................              2,435,797,598            15.0%
                                                          -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                 49,154,936             0.3%
                                                          -------------- ---------------
HUNGARY -- (0.5%)
  #OTP Bank P.L.C............................   3,721,253     65,232,464             0.4%
   Other Securities..........................                 26,872,251             0.2%
                                                          -------------- ---------------
TOTAL HUNGARY................................                 92,104,715             0.6%
                                                          -------------- ---------------
INDIA -- (7.4%)
   ICICI Bank, Ltd. Sponsored ADR............   3,805,302    128,961,685             0.8%
   Reliance Industries, Ltd..................  17,003,711    239,838,476             1.5%
   State Bank of India.......................   1,545,488     62,445,740             0.4%
   Other Securities..........................                812,419,531             5.0%
                                                          -------------- ---------------
TOTAL INDIA..................................              1,243,665,432             7.7%
                                                          -------------- ---------------
INDONESIA -- (3.5%)
   Other Securities..........................                592,824,207             3.7%
                                                          -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                  1,299,165             0.0%
                                                          -------------- ---------------
MALAYSIA -- (3.3%)
   Other Securities..........................                554,592,983             3.4%
                                                          -------------- ---------------
MEXICO -- (6.0%)
  #Alfa S.A.B. de C.V. Series A..............   5,139,702     73,528,876             0.5%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  16,022,635    115,843,653             0.7%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................   2,490,634    202,388,919             1.2%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O..................................  22,310,546    107,904,943             0.7%
  #Grupo Mexico S.A.B. de C.V. Series B......  26,180,390     80,675,947             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities..........................             $   439,867,033             2.7%
                                                          --------------- ---------------
TOTAL MEXICO.................................               1,020,209,371             6.3%
                                                          --------------- ---------------
PHILIPPINES -- (1.0%)
   Other Securities..........................                 175,851,519             1.1%
                                                          --------------- ---------------
POLAND -- (1.4%)
  *Polski Koncern Naftowy Orlen SA...........   5,310,008      61,948,983             0.4%
   Other Securities..........................                 182,683,598             1.1%
                                                          --------------- ---------------
TOTAL POLAND.................................                 244,632,581             1.5%
                                                          --------------- ---------------
RUSSIA -- (5.3%)
   Gazprom OAO Sponsored ADR.................  58,748,711     680,431,219             4.2%
   Lukoil OAO Sponsored ADR..................   2,457,775     151,205,336             0.9%
   Other Securities..........................                  68,176,891             0.4%
                                                          --------------- ---------------
TOTAL RUSSIA.................................                 899,813,446             5.5%
                                                          --------------- ---------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd...........................   4,420,483      90,001,079             0.6%
   Gold Fields, Ltd. Sponsored ADR...........  10,046,461     129,297,953             0.8%
  #Nedbank Group, Ltd........................   3,077,486      66,994,683             0.4%
   Sanlam, Ltd...............................  28,905,406     124,168,567             0.8%
   Standard Bank Group, Ltd..................  13,694,294     201,004,421             1.2%
 #*Steinhoff International Holdings, Ltd.....  17,439,135      63,637,784             0.4%
   Other Securities..........................                 662,771,585             4.1%
                                                          --------------- ---------------
TOTAL SOUTH AFRICA...........................               1,337,876,072             8.3%
                                                          --------------- ---------------
SOUTH KOREA -- (13.6%)
   Hana Financial Group, Inc.................   3,069,704     104,649,730             0.7%
   Hyundai Motor Co., Ltd....................     458,961     108,347,054             0.7%
  #Hyundai Steel Co..........................     924,376      79,974,859             0.5%
   KB Financial Group, Inc...................   2,001,533      67,718,011             0.4%
   KB Financial Group, Inc. ADR..............   3,186,196     108,107,630             0.7%
  #LG Electronics, Inc.......................   1,425,419      87,946,865             0.5%
   POSCO.....................................     530,457     175,729,000             1.1%
  #POSCO ADR.................................   1,618,522     134,741,956             0.8%
  #Samsung SDI Co., Ltd......................     500,681      71,743,028             0.4%
   Shinhan Financial Group Co., Ltd..........   4,297,929     149,165,528             0.9%
   Other Securities..........................               1,205,080,019             7.5%
                                                          --------------- ---------------
TOTAL SOUTH KOREA............................               2,293,203,680            14.2%
                                                          --------------- ---------------
TAIWAN -- (12.1%)
   Fubon Financial Holding Co., Ltd..........  56,944,063      58,912,800             0.4%
   Mega Financial Holding Co., Ltd........... 111,460,765      87,632,600             0.5%
  #United Microelectronics Corp.............. 178,956,681      93,607,454             0.6%
   Other Securities..........................               1,800,928,880            11.1%
                                                          --------------- ---------------
TOTAL TAIWAN.................................               2,041,081,734            12.6%
                                                          --------------- ---------------
THAILAND -- (2.7%)
   Other Securities..........................                 456,069,867             2.8%
                                                          --------------- ---------------
TURKEY -- (1.9%)
   Other Securities..........................                 320,819,624             2.0%
                                                          --------------- ---------------
TOTAL COMMON STOCKS..........................              15,196,448,399            93.9%
                                                          --------------- ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
  #Gerdau SA Sponsored ADR...................   8,373,239      78,624,714             0.5%
   Petroleo Brasileiro SA....................   7,002,801      77,443,562             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA ADR................................ 15,231,358 $337,526,893       2.1%
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A. 11,752,415   67,389,186       0.4%
   Other Securities..........................................             182,854,016       1.1%
                                                                         ------------ ---------------
TOTAL BRAZIL.................................................             743,838,371       4.6%
                                                                         ------------ ---------------
INDIA -- (0.0%)
   Other Securities..........................................                 140,419       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                 540,578       0.0%
                                                                         ------------ ---------------
TOTAL PREFERRED STOCKS.......................................             744,519,368       4.6%
                                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................................                  80,835       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                      --       0.0%
                                                                         ------------ ---------------
TURKEY -- (0.0%)
   Other Securities..........................................               1,708,738       0.0%
                                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS........................................               1,789,573       0.0%
                                                                         ------------ ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT         VALUE+
                                              ------------ ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund...........  972,000,000     972,000,000       6.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $5,531,741) to be repurchased
     at $5,423,307........................... $      5,423       5,423,275       0.1%
                                                           --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL..........                  977,423,275       6.1%
                                                           --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,500,480,604).....................              $16,920,180,615     104.6%
                                                           =============== =========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                               -------------- --------------- -------- ---------------
Common Stocks
   Brazil..................... $1,147,354,783              --       -- $ 1,147,354,783
   Chile......................    290,096,686              --       --     290,096,686
   China......................    248,294,129 $ 2,187,503,469       --   2,435,797,598
   Czech Republic.............             --      49,154,936       --      49,154,936
   Hungary....................             --      92,104,715       --      92,104,715
   India......................    151,486,931   1,092,178,501       --   1,243,665,432
   Indonesia..................             --     592,824,207       --     592,824,207
   Israel.....................             --       1,299,165       --       1,299,165
   Malaysia...................             --     554,592,983       --     554,592,983
   Mexico.....................  1,019,580,797         628,574       --   1,020,209,371
   Philippines................             --     175,851,519       --     175,851,519
   Poland.....................             --     244,632,581       --     244,632,581
   Russia.....................             --     899,813,446       --     899,813,446
   South Africa...............    194,958,648   1,142,917,424       --   1,337,876,072
   South Korea................    344,696,241   1,948,507,439       --   2,293,203,680
   Taiwan.....................     41,023,343   2,000,058,391       --   2,041,081,734
   Thailand...................    456,069,867              --       --     456,069,867
   Turkey.....................             --     320,819,624       --     320,819,624
Preferred Stocks
   Brazil.....................    743,838,371              --       --     743,838,371
   India......................             --         140,419       --         140,419
   Malaysia...................             --         540,578       --         540,578
Rights/Warrants
   Brazil.....................         80,835              --       --          80,835
   Malaysia...................             --              --       --              --
   Turkey.....................             --       1,708,738       --       1,708,738
Securities Lending Collateral.             --     977,423,275       --     977,423,275
                               -------------- --------------- -------- ---------------
TOTAL......................... $4,637,480,631 $12,282,699,984       -- $16,920,180,615
                               ============== =============== ======== ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,163,602 of securities on loan)*...... $15,942,758
Collateral Received from Securities on Loan at Value & Cost.............       5,423
Affiliated Collateral Received from Securities on Loan at Value & Cost..     972,000
Foreign Currencies at Value.............................................      54,198
Cash....................................................................     100,538
Receivables:
   Investment Securities Sold...........................................       3,582
   Dividends, Interest and Tax Reclaims.................................      28,762
   Fund Shares Sold.....................................................      96,385
   Securities Lending Income............................................       2,372
Prepaid Expenses and Other Assets.......................................          30
                                                                         -----------
       Total Assets.....................................................  17,206,048
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     977,423
   Investment Securities Purchased......................................      43,094
   Fund Shares Redeemed.................................................           3
   Due to Advisor.......................................................       1,351
Accrued Expenses and Other Liabilities..................................       1,926
                                                                         -----------
       Total Liabilities................................................   1,023,797
                                                                         -----------
NET ASSETS.............................................................. $16,182,251
                                                                         ===========
Investments at Cost..................................................... $15,523,058
                                                                         ===========
Foreign Currencies at Cost.............................................. $    54,204
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $11,511)............... $112,936
   Interest...........................................................        1
   Income from Securities Lending.....................................   12,680
                                                                       --------
          Total Investment Income.....................................  125,617
                                                                       --------
EXPENSES
   Investment Advisory Services Fees..................................    7,555
   Accounting & Transfer Agent Fees...................................      706
   Custodian Fees.....................................................    5,696
   Shareholders' Reports..............................................       34
   Directors'/Trustees' Fees & Expenses...............................       55
   Professional Fees..................................................      211
   Other..............................................................      126
                                                                       --------
          Total Expenses..............................................   14,383
                                                                       --------
   Fees Paid Indirectly...............................................      (47)
                                                                       --------
   Net Expenses.......................................................   14,336
                                                                       --------
   NET INVESTMENT INCOME (LOSS).......................................  111,281
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:.......................................
       Investment Securities Sold.....................................  191,323
       Foreign Currency Transactions..................................   (2,880)**
   Change in Unrealized Appreciation (Depreciation) of:...............
       Investment Securities and Foreign Currency.....................   90,429
       Translation of Foreign Currency Denominated Amounts............      (86)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................  278,786
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $390,067
                                                                       ========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED          ENDED
                                                                                    APRIL 30,       OCT. 31,
                                                                                      2012            2011
                                                                                  -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   111,281    $   320,817
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold................................................     191,323        201,891
       Foreign Currency Transactions.............................................      (2,880)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................      90,429     (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................         (86)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     390,067     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   2,315,125      5,059,674
   Withdrawals...................................................................    (526,520)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   1,788,605      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,178,672      2,085,624
NET ASSETS
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,182,251    $14,003,579
                                                                                  ===========    ===========

--------
**  Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS        YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                     ENDED         ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                   APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                     2012           2011          2010        2009      OCT. 31, 2008      2007        2006
                                -----------     -----------   -----------  ----------  -------------    ----------  ----------
                                  (UNAUDITED)
Total Return...................        2.57%(C)      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period
  (thousands).................. $16,182,251     $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average
  Net Assets...................        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly).............        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income
  to Average Net Assets........        1.48%(B)        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate........           3%(C)           5%           15%         20%          14%(C)          14%          9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

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

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $245 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were $47 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

         Purchases......................................... $2,237,562
         Sales.............................................    470,068

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $16,514,273  $2,709,235    $(2,303,327)    $405,908

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.86%       $26,041         19        $12        $71,121

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $280,471 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

LOGO                                                          DFA043012-001S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
-----------------------
Investment Abbreviations

  ADR    American Depository Receipt
  FHLMC  Federal Home Loan Mortgage Corporation
  FNMA   Federal National Mortgage Association
  GDR    Global Depository Receipt
  NVDR   Non-Voting Depository Receipt
  P.L.C. Public Limited Company

Investment Footnotes

  +      See Security Valuation Note within the Notes to Schedule of
         Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
  *      Non-Income Producing Securities.
  #      Total or Partial Securities on Loan.
  @      Security purchased with cash proceeds from securities on loan.
  (r)    The adjustable or variable rate shown is effective as of April 30,
         2012.
  --     Amounts designated as -- are either zero or rounded to zero.
  (S)    Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
   Banco Alfa de Investimento SA.......................     97,200 $    290,659
   Banco Santander Brasil SA...........................  1,701,517   13,809,232
   Banco Santander Brasil SA ADR....................... 15,229,140  122,899,160
   Bematech SA.........................................    507,000    1,090,523
  *BHG SA--Brazil Hospitality Group....................        914       11,124
   BM&F Bovespa SA..................................... 30,436,745  170,055,523
   BR Malls Participacoes SA...........................  3,845,797   47,534,023
   BRF--Brasil Foods SA ADR............................  1,261,147   23,242,939
   Brookfield Incorporacoes SA.........................  6,186,784   16,325,852
  *Camargo Correa Desenvolvimento Imobiliario SA.......    751,000    1,922,661
   Cia Providencia Industria e Comercio SA.............    321,800    1,131,107
   Cosan SA Industria e Comercio.......................  1,614,981   28,103,203
   CR2 Empreendimentos Imobiliarios SA.................     99,200      281,027
   Cremer SA...........................................    258,570    2,509,532
   Duratex SA..........................................    403,892    2,373,156
   Embraer SA ADR......................................    632,154   21,897,815
   Eternit SA..........................................    530,123    2,781,119
   Even Construtora e Incorporadora SA.................  3,441,454   12,854,787
   EZ Tec Empreendimentos e Participacoes SA...........    618,941    6,835,091
  *Fertilizantes Heringer SA...........................    273,200    2,013,724
   Fibria Celulose SA..................................  1,472,064   11,746,239
   Fibria Celulose SA Sponsored ADR....................  3,507,135   27,846,652
   Forjas Taurus SA....................................    224,056      263,298
   Gafisa SA...........................................  5,092,178    9,376,778
  #Gafisa SA ADR.......................................  3,057,757   11,252,546
  *General Shopping Brasil SA..........................    316,430    1,917,355
   Gerdau SA...........................................  1,860,396   14,464,270
   Gol Linhas Aereas Inteligentes SA ADR...............     34,659      183,693
   Grendene SA.........................................  1,130,243    5,822,724
   Guararapes Confeccoes SA............................      8,550      444,601
   Helbor Empreendimentos SA...........................      8,400       40,807
   Hypermarcas SA......................................  5,790,281   37,636,902
  *IdeiasNet SA........................................    670,830      879,823
   Iguatemi Empresa de Shopping Centers SA.............    225,460    4,915,729
   Industrias Romi SA..................................    627,600    1,929,405
   Inepar SA Industria e Construcoes...................     26,528       36,045
  *JBS SA.............................................. 16,156,777   63,316,698
   JHSF Participacoes SA...............................  1,450,900    4,551,783
  *Kepler Weber SA.....................................  4,157,400      523,451
  *Kroton Educacional SA Unit Shares...................    241,736    3,550,931
  *Log-in Logistica Intermodal SA......................    807,500    3,300,068
   M. Dias Branco SA...................................     68,600    1,979,383
  *Magnesita Refratarios SA............................  2,770,284    9,737,378
   Marfrig Alimentos SA................................  3,649,348   20,198,107
   Metalfrio Solutions SA..............................     97,900      251,664
   Minerva SA..........................................    801,025    3,630,803
  *MPX Energia SA......................................    237,300    6,370,244
   Multiplan Empreendimentos Imobiliarios SA...........     57,768    1,360,745
   Obrascon Huarte Lain Brasil SA......................    427,500    3,693,794
   Oi SA...............................................     11,578       77,751
   Paranapanema SA.....................................  4,107,545    6,270,732
   PDG Realty SA Empreendimentos e Participacoes.......  4,662,317   10,957,784
   Petroleo Brasileiro SA..............................  2,051,598   24,012,355
   Petroleo Brasileiro SA ADR.......................... 12,594,248  296,468,598
  *Plascar Participacoes Industriais SA................  1,212,900      954,463
   Porto Seguro SA.....................................    112,730    1,106,512
   Positivo Informatica SA.............................    614,426    2,175,787
   Profarma Distribuidora de Produtos Farmaceuticos SA.    150,125      755,291

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                   ------------- --------------
BRAZIL -- (Continued)
   Rodobens Negocios Imobiliarios SA..............       306,101 $    1,785,716
   Rossi Residencial SA...........................     4,838,031     20,254,171
  *Sao Carlos Empreendimentos e Participacoes SA..        78,200      1,300,496
   Sao Martinho SA................................       598,132      7,232,874
   SLC Agricola SA................................       663,517      6,554,587
  *Springs Global Participacoes SA................       438,409        747,491
   Sul America SA.................................     1,041,288      8,554,717
   Tecnisa SA.....................................       139,839        628,712
  *Tereos Internacional SA........................       341,904        613,442
   Trisul SA......................................        91,961        132,190
   Triunfo Participacoes e Investimentos SA.......       160,500        769,598
   Usinas Siderurgicas de Minas Gerais SA.........     2,197,000     20,873,315
  *Vanguarda Agro SA..............................     9,353,765      1,962,860
  *Via Varejo SA..................................        42,731        448,349
  *Viver Incorporadora e Construtora SA...........     2,794,225      3,532,819
                                                                 --------------
TOTAL BRAZIL......................................                1,147,354,783
                                                                 --------------
CHILE -- (1.7%)
   Almendral SA...................................       802,355        115,945
   Banco de Credito e Inversiones SA..............        98,094      7,057,066
   Cementos Bio-Bio SA............................       665,307        925,752
   Cencosud SA....................................     2,567,578     16,280,911
   Cia General de Electricidad SA.................     1,054,399      5,955,583
   Cintac SA......................................       153,487         83,847
  *Compania Sud Americana de Vapores SA...........    48,831,912      5,737,825
   Corpbanca SA................................... 1,006,842,197     13,677,778
   Cristalerias de Chile SA.......................       264,624      2,345,667
   CTI Cia Tecno Industrial SA....................       488,163         35,221
   Embotelladora Andina SA Series A ADR...........        23,440        630,184
   Empresas CMPC SA...............................    17,015,840     69,943,486
   Empresas Copec SA..............................     2,279,625     37,006,899
  *Empresas Hites SA..............................       300,520        238,440
   Empresas Iansa SA..............................    43,801,768      3,566,625
   Empresas La Polar SA...........................     2,473,110      2,100,385
   Enersis SA.....................................    35,842,974     14,643,824
   Enersis SA Sponsored ADR.......................     3,277,418     66,433,263
   Gasco SA.......................................       155,648      1,155,087
   Grupo Security SA..............................       983,156        381,021
   Inversiones Aguas Metropolitanas SA............     5,461,344      9,625,745
  *Madeco SA......................................    64,264,697      3,040,352
   Masisa SA......................................    36,930,742      4,111,029
   Minera Valparaiso SA...........................         7,390        250,218
  *Multiexport Foods SA...........................       138,103         37,294
   Parque Arauco SA...............................     1,391,681      2,703,895
   PAZ Corp. SA...................................     1,272,412        681,977
   Ripley Corp. SA................................     7,595,490      8,470,748
   Salfacorp SA...................................       411,428      1,051,682
  *Sociedad Matriz SAAM SA........................    53,986,924      6,454,837
   Sociedad Quimica y Minera de Chile SA Series A.        32,018      1,848,081
   Socovesa SA....................................     5,003,485      2,482,661
   Soquimic Comercial SA..........................       189,354         57,380
   Vina Concha Y Toro SA..........................       212,417        446,641
   Vina Concha Y Toro SA Sponsored ADR............         2,846        119,504
   Vina San Pedro Tarapaca SA.....................    57,038,434        399,833
                                                                 --------------
TOTAL CHILE.......................................                  290,096,686
                                                                 --------------
CHINA -- (14.4%)
  *361 Degrees International, Ltd.................     6,550,000      2,068,723
  *A8 Digital Music Holdings, Ltd.................       474,000         55,762
   Agile Property Holdings, Ltd...................    16,252,000     21,145,344
  *Agricultural Bank of China, Ltd. Series H......   113,122,000     53,355,994

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
CHINA -- (Continued)
  #Aluminum Corp. of China, Ltd. ADR........................     276,693 $  3,328,617
  #Aluminum Corp. of China, Ltd. Series H...................   8,702,000    4,188,475
   AMVIG Holdings, Ltd......................................   5,277,100    2,949,150
  #Angang Steel Co., Ltd. Series H..........................  15,187,640   10,322,793
   Anhui Tianda Oil Pipe Co., Ltd. Series H.................   2,847,412      497,632
   Anton Oilfield Services Group............................  15,722,527    2,438,646
   Asia Cement China Holdings Corp..........................   7,704,500    3,783,609
   Asian Citrus Holdings, Ltd...............................   6,662,000    3,952,977
  *Ausnutria Dairy Corp., Ltd...............................     268,000       50,431
  *AVIC International Holding HK, Ltd.......................  20,490,285      644,732
   Bank of China, Ltd. Series H............................. 833,879,331  347,245,478
   Bank of Communications Co., Ltd. Series H................  95,486,574   73,601,691
   Baoye Group Co., Ltd. Series H...........................   1,885,120    1,190,772
  *BaWang International Group Holding, Ltd..................   2,692,000      254,475
   Beijing Capital International Airport Co., Ltd. Series H.  23,895,599   15,445,371
  #Beijing Capital Land, Ltd. Series H......................  17,229,060    4,724,250
  *Beijing Development HK, Ltd..............................   1,545,000      257,975
   Beijing Enterprises Holdings, Ltd........................   6,247,500   34,823,578
   Beijing Jingkelong Co., Ltd. Series H....................     207,000      182,857
   Beijing North Star Co., Ltd. Series H....................   7,934,000    1,463,913
  *Beijing Properties Holdings, Ltd.........................     266,000       13,845
  *Besunyen Holdings Co., Ltd...............................   5,053,000      459,557
  *Boer Power Holdings, Ltd.................................   1,836,000      658,055
   Bosideng International Holdings, Ltd.....................   3,494,000    1,003,955
 #*Brilliance China Automotive Holdings, Ltd................  11,654,000   12,571,736
  *BYD Electronic International Co., Ltd....................  12,788,636    3,830,414
   C C Land Holdings, Ltd...................................  19,829,162    4,205,587
   Catic Shenzhen Holdings, Ltd. Series H...................   2,518,000    1,070,678
   Central China Real Estate, Ltd...........................   7,789,350    2,026,523
   Centron Telecom International Holdings, Ltd..............   3,090,945      418,315
 #*Chaoda Modern Agriculture Holdings, Ltd..................  37,445,412    3,744,324
  *Chigo Holding, Ltd.......................................  46,900,000    1,218,447
   China Aerospace International Holdings, Ltd..............  32,830,000    2,904,074
   China Agri-Industries Holdings, Ltd......................  19,312,000   14,122,674
  *China All Access Holdings, Ltd...........................   1,826,000      358,881
   China Aoyuan Property Group, Ltd.........................  14,845,000    2,078,685
   China Automation Group, Ltd..............................   6,056,000    1,662,171
   China BlueChemical, Ltd. Series H........................   8,950,878    6,379,404
  #China Chengtong Development Group, Ltd...................   4,982,000      188,735
   China Citic Bank Corp., Ltd. Series H....................  95,111,716   60,264,803
   China Coal Energy Co., Ltd. Series H.....................  50,458,000   57,647,687
   China Communications Construction Co., Ltd. Series H.....  65,814,327   65,577,521
   China Communications Services Corp., Ltd. Series H.......  30,487,071   15,560,350
   China Construction Bank Corp. Series H................... 153,591,940  119,391,468
  *China Corn Oil Co., Ltd..................................     486,000      227,007
   China COSCO Holdings Co., Ltd. Series H..................  34,140,500   19,684,923
   China Dongxiang Group Co., Ltd...........................  46,914,127    6,315,273
  *China Energine International Holdings, Ltd...............   7,322,390      253,649
   China Everbright, Ltd....................................  11,857,869   18,717,587
  *China Glass Holdings, Ltd................................   7,400,000    1,058,726
  *China Grand Forestry Green Resources Group, Ltd..........   4,465,400      386,349
  #China Green Holdings, Ltd................................   7,362,800    2,142,681
   China Haidian Holdings, Ltd..............................  21,547,108    2,629,496
   China High Precision Automation Group, Ltd...............     429,000      148,462
   China High Speed Transmission Equipment Group Co., Ltd...  16,788,000    8,082,348
   China Huiyuan Juice Group, Ltd...........................   8,107,483    2,705,049
  *China ITS Holdings Co., Ltd..............................   6,411,000    1,026,323
  *China Lumena New Materials Corp..........................  53,224,000    9,639,169
   China Merchants Holdings International Co., Ltd..........   8,834,083   28,502,496
  *China Mining Resources Group, Ltd........................  30,230,000      440,281
   China Minsheng Banking Corp., Ltd. Series H..............  47,642,500   49,422,352

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         SHARES      VALUE++
                                                                       ----------- ------------
CHINA -- (Continued)
  *China Molybdenum Co., Ltd. Series H................................   6,710,000 $  2,592,003
   China National Materials Co., Ltd. Series H........................  10,514,000    4,042,862
  *China Nickel Resources Holdings Co., Ltd...........................   5,532,000      439,706
  *China Oil & Gas Group, Ltd.........................................  24,905,715    2,493,158
  #China Oriental Group Co., Ltd......................................      26,000        6,732
   China Petroleum & Chemical Corp. ADR...............................     993,796  104,815,664
   China Petroleum & Chemical Corp. Series H.......................... 116,064,289  123,273,143
   China Pharmaceutical Group, Ltd....................................  15,098,000    3,102,378
  *China Precious Metal Resources Holdings Co., Ltd...................   3,476,000      616,611
  *China Properties Group, Ltd........................................   7,152,000    2,099,222
  *China Qinfa Group, Ltd.............................................   4,370,000      969,170
   China Railway Construction Corp., Ltd. Series H....................  29,320,514   23,258,372
 #*China Rare Earth Holdings, Ltd.....................................  20,507,000    5,387,704
  *China Renewable Energy Investment, Ltd.............................   2,031,109       65,246
   China Resources Enterprise, Ltd....................................   3,254,000   11,778,449
  #China Resources Land, Ltd..........................................  23,181,727   44,360,538
  *China Rongsheng Heavy Industries Group Holdings, Ltd...............  16,169,000    4,012,464
  *China Sanjiang Fine Chemicals Co., Ltd.............................   1,369,000      435,178
   China SCE Property Holdings, Ltd...................................   1,065,000      246,602
   China Shanshui Cement Group, Ltd...................................      82,000       65,865
  *China Shipping Container Lines Co., Ltd. Series H..................  56,393,700   18,269,519
   China Shipping Development Co., Ltd. Series H......................  16,813,488   10,863,477
  *China Singyes Solar Technologies Holdings, Ltd.....................   2,379,000    1,170,321
   China South City Holdings, Ltd.....................................   7,970,462    1,095,780
 #*China Southern Airlines Co., Ltd. Series H.........................  16,512,000    7,399,567
   China Starch Holdings, Ltd.........................................  18,180,000      640,264
   China Sunshine Paper Holdings Co., Ltd.............................   2,660,500      303,127
  *China Tianyi Holdings, Ltd.........................................     168,000       31,572
  *China Tontine Wines Group, Ltd.....................................   5,482,000      618,493
   China Travel International Investment Hong Kong, Ltd...............  52,275,631   10,470,988
  #China Unicom Hong Kong, Ltd........................................   3,578,000    6,266,908
   China Unicom Hong Kong, Ltd. ADR...................................   7,316,862  127,167,062
  *China Vanadium Titano - Magnetite Mining Co., Ltd..................  14,186,000    3,211,461
   China Wireless Technologies, Ltd...................................   3,484,000      526,346
   China Yurun Food Group, Ltd........................................   9,092,000   11,546,241
   China Zhongwang Holdings, Ltd......................................  20,430,954    8,408,389
 #*Chongqing Iron & Steel Co., Ltd. Series H..........................   7,012,000    1,247,196
   Chongqing Machinery & Electric Co., Ltd. Series H..................  18,992,000    3,455,682
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..........   5,373,000    2,011,997
  *CIMC Enric Holdings, Ltd...........................................   3,116,000    1,717,035
  #Citic Pacific, Ltd.................................................  16,793,000   27,559,011
  *Citic Resources Holdings, Ltd......................................  42,756,000    7,011,998
 #*Clear Media, Ltd...................................................     641,000      392,607
  *Coastal Greenland, Ltd.............................................   8,098,000      261,104
  *Comtec Solar Systems Group, Ltd....................................   5,938,000      766,345
   COSCO International Holdings, Ltd..................................  10,334,000    4,482,544
   COSCO Pacific, Ltd.................................................  20,422,187   29,522,334
  *Coslight Technology International Group, Ltd.......................   1,250,000      368,158
   Country Garden Holdings Co., Ltd...................................  31,360,146   13,484,408
   CPMC Holdings, Ltd.................................................   1,898,000    1,289,483
  *Da Ming International Holdings, Ltd................................       4,000          726
   DaChan Food Asia, Ltd..............................................   3,296,000      621,195
   Dalian Port (PDA) Co., Ltd. Series H...............................  14,122,000    3,214,996
  *Daqing Dairy Holdings, Ltd.........................................   3,316,000      718,022
  *Dawnrays Pharmaceutical Holdings, Ltd..............................      84,000       21,317
  *DBA Telecommunication Asia Holdings, Ltd...........................   2,544,000    1,535,916
   Dynasty Fine Wines Group, Ltd......................................   9,228,600    1,787,873
   Embry Holdings, Ltd................................................     412,000      229,671
   Evergrande Real Estate Group, Ltd..................................   3,679,000    2,112,065
  *Evergreen International Holdings, Ltd..............................   1,205,000      338,150
   Fantasia Holdings Group Co., Ltd...................................   8,696,515      991,121

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- -----------
CHINA -- (Continued)
   First Tractor Co., Ltd. Series H.........................  3,192,000 $ 2,966,536
   Fosun International, Ltd................................. 14,051,744   8,335,082
   Franshion Properties China, Ltd.......................... 42,632,580  11,766,124
   Fufeng Group, Ltd........................................  1,105,000     446,297
   Geely Automobile Holdings, Ltd........................... 14,605,000   5,402,555
  #Global Bio-Chem Technology Group Co., Ltd................ 35,702,360   7,004,254
  *Global Sweeteners Holdings, Ltd.......................... 10,400,350     946,201
  *Glorious Property Holdings, Ltd.......................... 37,522,000   5,706,118
   Goldbond Group Holdings, Ltd.............................  1,830,000      81,591
  *Golden Meditech Holdings, Ltd............................ 11,423,679   1,410,831
   Goldlion Holdings, Ltd...................................  1,142,000     492,349
   GOME Electrical Appliances Holding, Ltd.................. 24,001,000   4,392,534
  *Great Wall Motor Co., Ltd. Series H......................  6,489,500  13,910,723
  #Great Wall Technology Co., Ltd. Series H.................  7,486,035   1,699,475
   Greentown China Holdings, Ltd............................  9,234,591   6,404,939
  #Guangshen Railway Co., Ltd...............................    866,000     320,796
   Guangshen Railway Co., Ltd. Sponsored ADR................    426,392   8,007,642
   Guangzhou Automobile Group Co., Ltd. Series H............ 27,145,572  29,971,668
   Guangzhou Investment Co., Ltd............................ 67,580,170  14,977,880
   Guangzhou Pharmaceutical Co., Ltd. Series H..............  1,334,000   1,296,964
   Guangzhou R&F Properties Co., Ltd. Series H.............. 12,814,314  17,021,647
   Hainan Meilan International Airport Co., Ltd. Series H...  1,968,000   1,253,328
   Harbin Electric Co., Ltd. Series H....................... 10,165,474  10,554,708
  *Heng Tai Consumables Group, Ltd.......................... 74,825,195   2,010,700
  *Hi Sun Technology, Ltd...................................    384,000      58,755
   Hidili Industry International Development, Ltd........... 20,082,000   6,820,615
  #HKC Holdings, Ltd........................................ 38,232,878   1,890,875
  *Honghua Group, Ltd....................................... 16,779,970   3,037,790
  #Hopson Development Holdings, Ltd......................... 11,228,000   6,752,160
  #Hua Han Bio-Pharmaceutical Holdings, Ltd................. 15,196,104   2,942,840
  *Hunan Nonferrous Metal Corp., Ltd. Series H..............  8,438,000   2,459,281
   Huscoke Resources Holdings, Ltd.......................... 15,398,000     200,784
  *Hutchison Harbour Ring, Ltd..............................  6,812,000     603,787
   Industrial & Commercial Bank of China, Ltd. Series H..... 34,519,996  22,891,980
   Inspur International, Ltd................................ 33,376,713   1,049,516
   Jingwei Textile Machinery Co., Ltd. Series H.............  1,314,000     819,918
   Ju Teng International Holdings, Ltd...................... 10,836,249   2,258,079
  *Kai Yuan Holdings, Ltd................................... 63,120,000   1,653,163
  *Kaisa Group Holdings, Ltd................................ 18,044,632   3,789,210
   Kasen International Holdings, Ltd........................  1,885,000     242,877
   Kingboard Chemical Holdings, Ltd.........................  7,651,871  21,376,149
   Kingboard Laminates Holdings, Ltd........................  5,732,500   2,658,563
   Kingway Brewery Holdings, Ltd............................  3,238,000   1,129,725
   KWG Property Holding, Ltd................................ 20,557,000  13,461,962
   Lai Fung Holdings, Ltd................................... 24,189,280     438,211
  *Le Saunda Holdings, Ltd..................................     60,000      20,726
  #Lee & Man Paper Manufacturing, Ltd....................... 15,796,000   7,369,336
  *Leoch International Technology, Ltd......................    721,000     179,157
   Lijun International Pharmaceutical Holding, Ltd.......... 11,160,046   2,418,657
   Lingbao Gold Co., Ltd. Series H..........................  3,978,000   1,973,256
  *LK Technology Holdings, Ltd..............................    112,500      26,555
   Loudong General Nice Resources China Holdings, Ltd....... 17,994,000   1,414,723
  #Maanshan Iron & Steel Co., Ltd. Series H................. 27,114,000   7,589,755
  *Maoye International Holdings, Ltd........................    968,000     228,015
  *Media China Corp., Ltd...................................  3,711,250      44,035
   Metallurgical Corp of China, Ltd. Series H............... 23,596,659   5,208,283
   Min Xin Holdings, Ltd....................................  1,642,000     879,013
  *Mingyuan Medicare Development Co., Ltd................... 37,380,264     961,561
   Minmetals Land, Ltd...................................... 19,889,205   2,480,580
  *Minmetals Resources, Ltd.................................  4,156,000   2,117,599
   Minth Group, Ltd.........................................  3,666,000   4,635,078

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES      VALUE++
                                                                     ----------- -----------
CHINA -- (Continued)
  *Nan Hai Corp, Ltd................................................  31,450,000 $   121,119
   NetDragon Websoft, Inc...........................................   1,739,500   1,196,508
  #New World China Land, Ltd........................................  25,162,600   7,724,717
   New World Department Store China, Ltd............................     395,000     269,099
   Nine Dragons Paper Holdings, Ltd.................................  17,305,000  14,186,689
  *O-Net Communications Group, Ltd..................................   2,396,000     605,153
 #*Oriental Ginza Holdings, Ltd.....................................   1,700,000      62,289
  *Overseas Chinese Town Asia Holdings, Ltd.........................      80,000      30,923
  *PAX Global Technology, Ltd.......................................      36,000       5,892
  *Peak Sport Products Co., Ltd.....................................   9,689,000   2,251,476
  *PetroAsian Energy Holdings, Ltd..................................  42,498,084     994,274
   PetroChina Co., Ltd. ADR.........................................      11,686   1,739,111
  #Poly Hong Kong Investment, Ltd...................................  27,154,488  14,163,304
  *Pou Sheng International Holdings, Ltd............................   9,813,529     907,426
   Powerlong Real Estate Holdings, Ltd..............................   8,761,000   1,491,315
   Prosperity International Holdings HK, Ltd........................  19,400,000     959,902
   Qin Jia Yuan Media Services Co., Ltd.............................  10,447,250     141,087
   Qingling Motors Co., Ltd. Series H...............................  12,466,000   3,955,573
   Qunxing Paper Holdings Co., Ltd..................................   5,020,071   1,328,784
   Real Gold Mining, Ltd............................................   3,137,500   3,562,653
   Real Nutriceutical Group, Ltd....................................  10,161,000   2,626,607
   Regent Manner International, Ltd.................................     387,000      84,553
   Renhe Commercial Holdings Co., Ltd...............................  30,296,000   1,744,864
  #REXLot Holdings, Ltd.............................................  89,856,150   8,084,077
  *Royale Furniture Holdings, Ltd...................................   2,306,375     739,332
   Samson Holding, Ltd..............................................   7,632,452   1,010,554
  *Semiconductor Manufacturing International Corp................... 160,584,000   7,954,621
  *Semiconductor Manufacturing International Corp. ADR..............   1,331,701   3,236,033
   Shandong Chenming Paper Holdings, Ltd. Series H..................   3,991,318   1,839,947
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...........     110,613      81,108
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H................     984,000     236,286
  #Shanghai Industrial Holdings, Ltd................................   8,464,918  28,133,628
  *Shanghai Industrial Urban Development Group, Ltd.................  12,674,000   2,691,834
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.  17,206,000   2,523,338
   Shanghai Prime Machinery Co., Ltd. Series H......................   8,532,000   1,318,693
  *Shanghai Zendai Property, Ltd....................................  18,955,000     342,585
   Shengli Oil & Gas Pipe Holdings, Ltd.............................   8,560,500     945,572
   Shenzhen International Holdings, Ltd............................. 107,165,000   7,293,973
  #Shenzhen Investment, Ltd.........................................  38,517,494   8,936,669
   Shimao Property Holdings, Ltd....................................  22,765,535  29,845,786
   Shougang Concord Century Holdings, Ltd...........................   7,134,299     298,724
  #Shougang Concord International Enterprises Co., Ltd..............  83,508,208   4,436,493
  #Shougang Fushan Resources Group, Ltd.............................  41,342,594  14,407,782
   Shui On Land, Ltd................................................  39,894,704  16,655,700
  *Sijia Group Co., Ltd.............................................     470,000     127,639
   Silver Grant International Industries, Ltd.......................  20,310,804   4,309,818
   SIM Technology Group, Ltd........................................  11,326,000     770,677
  *Sino Dragon New Energy Holdings, Ltd.............................   1,128,000      45,606
 #*Sino Oil & Gas Holdings, Ltd.....................................  92,790,000   2,313,017
  *Sino Prosper State Gold Resources Holdings, Ltd..................  10,250,000     545,984
 #*Sino Union Energy Investment Group, Ltd..........................  44,300,000   3,766,606
   SinoCom Software Group, Ltd......................................   1,160,000     148,667
   Sinofert Holdings, Ltd...........................................  32,720,000   7,106,589
  *Sinolink Worldwide Holdings, Ltd.................................  17,370,508   1,379,197
   SinoMedia Holding, Ltd...........................................   2,919,139   1,711,424
   Sino-Ocean Land Holdings, Ltd....................................  42,211,377  19,579,375
   Sinopec Kantons Holdings, Ltd....................................  17,712,600  12,523,242
   Sinotrans Shipping, Ltd..........................................  16,628,416   3,957,564
   Sinotrans, Ltd. Series H.........................................  24,191,000   4,097,727
   Sinotruk Hong Kong, Ltd..........................................   8,784,335   5,341,078
  #Skyworth Digital Holdings, Ltd...................................  30,494,445  12,415,111

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES      VALUE++
                                                              ---------- --------------
CHINA -- (Continued)
  *SMI Corp., Ltd............................................  4,616,000 $      162,521
   Soho China, Ltd........................................... 28,138,388     21,812,799
   Solargiga Energy Holdings, Ltd............................ 10,309,486        857,252
   SPG Land Holdings, Ltd....................................  3,690,575        750,329
  #SRE Group, Ltd............................................ 35,548,000      1,753,173
  *Sunac China Holdings, Ltd.................................  1,844,000        569,924
   Sunny Optical Technology Group Co., Ltd...................  4,128,000      1,369,190
   Tak Sing Alliance Holdings, Ltd...........................  3,394,391        313,317
  #TCC International Holdings, Ltd........................... 13,755,056      4,731,779
  *TCL Communication Technology Holdings, Ltd................    504,000        200,488
 #*TCL Multimedia Technology Holdings, Ltd...................  8,958,200      5,068,965
   Texhong Textile Group, Ltd................................  1,648,000        695,450
   Tian An China Investments Co., Ltd........................  7,019,000      3,332,581
  *Tian Shan Development Holdings, Ltd.......................    342,000         88,436
   Tiangong International Co., Ltd........................... 14,139,944      3,485,945
   Tianjin Port Development Holdings, Ltd....................  9,121,657      1,230,516
   Tianneng Power International, Ltd.........................  7,680,280      3,771,782
   Tomson Group, Ltd.........................................  2,947,206        682,918
  *Tong Ren Tang Technologies Co., Ltd. Series H.............     14,000         20,316
   TPV Technology, Ltd.......................................  9,884,496      2,257,498
  *Trauson Holdings Co., Ltd.................................     40,000         15,277
   Travelsky Technology, Ltd. Series H....................... 16,861,500      9,312,137
  *Trony Solar Holdings Co., Ltd.............................  8,775,000        739,798
  #Truly International Holdings, Ltd......................... 21,705,500      3,255,050
 #*VODone, Ltd............................................... 43,780,000      6,207,473
   Wasion Group Holdings, Ltd................................  5,755,291      2,421,835
   Weiqiao Textile Co., Ltd. Series H........................  7,549,500      3,715,551
  *West China Cement, Ltd.................................... 26,102,000      6,229,837
   Wuyi International Pharmaceutical Co., Ltd................  3,925,000        206,728
   Xiamen International Port Co., Ltd. Series H.............. 15,128,000      1,922,280
   Xingda International Holdings, Ltd........................  9,936,000      4,305,936
   Xinhua Winshare Publishing & Media Co., Ltd. Series H.....  4,927,000      2,552,581
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H.    265,200        130,568
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H........  9,837,000      2,672,567
  *Xiwang Sugar Holdings Co., Ltd............................ 11,548,736      1,434,957
  *XTEP International Holdings, Ltd..........................  2,106,500        947,975
  *Yantai North Andre Juice Co. Series H.....................  1,280,000         60,928
   Yip's Chemical Holdings, Ltd..............................    246,000        193,450
  *Youyuan International Holdings, Ltd.......................      2,663            660
  *Yuzhou Properties Co......................................    309,000         67,493
 #*Zhejiang Glass Co., Ltd. Series H.........................    437,000             --
  *Zhong An Real Estate, Ltd.................................  4,641,800        575,612
                                                                         --------------
TOTAL CHINA..................................................             2,435,797,598
                                                                         --------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S...................................................    124,647      5,025,254
   Komercni Banka A.S........................................     35,676      6,554,336
   Pegas Nonwovens SA........................................    146,968      3,372,623
   Telefonica Czech Republic A.S.............................  1,037,226     20,932,232
 #*Unipetrol A.S.............................................  1,437,021     13,270,491
                                                                         --------------
TOTAL CZECH REPUBLIC.........................................                49,154,936
                                                                         --------------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C................................    136,180      1,754,432
  *EGIS Pharmaceuticals P.L.C................................     55,686      3,717,911
  *Fotex Holding SE Co., Ltd.................................    899,183      1,000,348
  *MOL Hungarian Oil & Gas P.L.C.............................    213,192     17,625,656
  #OTP Bank P.L.C............................................  3,721,253     65,232,464
  *PannErgy P.L.C............................................    182,512        531,268

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- -----------
HUNGARY -- (Continued)
   Tisza Chemical Group P.L.C...............................    235,780 $ 2,242,636
                                                                        -----------
TOTAL HUNGARY...............................................             92,104,715
                                                                        -----------
INDIA -- (7.4%)
  *A2Z Maintenance & Engineering Services, Ltd..............     59,997     113,297
   Aban Offshore, Ltd.......................................    238,529   1,872,711
   ABG Shipyard, Ltd........................................    244,227   1,756,972
   Aditya Birla Nuvo, Ltd...................................    497,024   8,765,649
   Ajmera Realty & Infra India, Ltd.........................     50,552     111,304
   Akzo Nobel India, Ltd....................................     49,108     811,104
   Alembic Pharmaceuticals, Ltd.............................    619,600     636,622
  *Alembic, Ltd.............................................    619,600     199,161
   Allahabad Bank, Ltd......................................  1,322,551   4,148,822
   Alok Industries, Ltd.....................................  3,963,647   1,471,389
   Amara Raja Batteries, Ltd................................     19,236     106,803
   Ambuja Cements, Ltd......................................  3,351,972   9,553,317
   Amtek Auto, Ltd..........................................  1,056,413   2,531,526
   Anant Raj Industries, Ltd................................  1,255,498   1,391,402
  *Andhra Bank, Ltd.........................................  1,979,123   4,367,064
   Ansal Properties & Infrastructure, Ltd...................    598,206     370,346
  *Apollo Hospitals Enterprise, Ltd.........................    361,043   4,315,005
   Apollo Tyres, Ltd........................................  1,676,970   2,863,017
  *Arvind, Ltd..............................................  1,642,738   2,703,795
  *Ashok Leyland, Ltd....................................... 17,481,814  10,657,482
   Asian Hotels East, Ltd...................................      1,050       5,533
   Aurobindo Pharma, Ltd....................................  1,667,252   4,152,245
   Axis Bank, Ltd...........................................    178,488   3,734,578
   Bajaj Finance, Ltd.......................................     93,989   1,550,223
   Bajaj Finserv, Ltd.......................................      2,123      29,557
   Bajaj Hindusthan, Ltd....................................  4,079,964   2,351,125
   Bajaj Holdings & Investment, Ltd.........................    350,953   5,601,124
   Balkrishna Industries, Ltd...............................     22,245     122,056
   Ballarpur Industries, Ltd................................  3,776,483   1,775,813
   Balmer Lawrie & Co., Ltd.................................     62,797     652,572
   Balrampur Chini Mills, Ltd...............................  2,395,121   2,487,249
   Bank of Baroda...........................................    797,959  11,630,714
   Bank of India............................................  1,576,873  10,538,290
   Bank of Maharashtra, Ltd.................................  1,377,981   1,424,636
   BASF India, Ltd..........................................        632       7,366
   BEML, Ltd................................................    190,772   1,926,030
   Bengal & Assam Co., Ltd..................................      9,237      41,841
  *BGR Energy Systems, Ltd..................................    157,715     981,919
   Bhushan Steel, Ltd.......................................  1,046,329   8,570,297
   Birla Corp., Ltd.........................................    117,478     570,169
   Bl Kashyap & Sons, Ltd...................................    112,932      23,350
   Bombay Dyeing & Manufacturing Co., Ltd...................    125,117   1,241,089
   Bombay Rayon Fashions, Ltd...............................     66,045     316,697
   Brigade Enterprises, Ltd.................................      5,099       5,315
  *Cairn India, Ltd.........................................  3,528,374  23,124,839
   Canara Bank..............................................  1,319,532  10,879,715
   Central Bank of India....................................  2,633,015   4,909,845
   Century Enka, Ltd........................................      1,913       4,084
   Century Textiles & Industries, Ltd.......................    692,091   4,270,697
   Chambal Fertilizers & Chemicals, Ltd.....................  1,259,609   1,815,744
   Cholamandalam Investment & Finance Co., Ltd..............     11,397      38,949
   City Union Bank, Ltd.....................................  1,232,912   1,142,969
   Coromandel International, Ltd............................     72,186     350,133
   Corporation Bank.........................................    253,148   1,956,743
  *Cranes Software International, Ltd.......................    127,339       6,107
   Dalmia Bharat Enterprises, Ltd...........................    159,852     387,339
   Dalmia Cement (Bharat), Ltd..............................    130,837      31,690

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES     VALUE++
                                                             --------- -----------
INDIA -- (Continued)
  *DB Realty, Ltd...........................................   987,606 $ 1,370,509
   DCM Shriram Consolidated, Ltd............................   216,466     182,318
  *Deccan Chronicle Holdings, Ltd...........................   507,992     389,196
   Deepak Fertilizers & Petrochemicals Corp., Ltd...........   424,886   1,106,036
  *DEN Networks, Ltd........................................     8,713      18,019
   Dena Bank................................................    99,442     175,775
  *Development Credit Bank, Ltd............................. 1,868,686   1,620,501
   Dewan Housing Finance Corp., Ltd.........................   115,020     477,451
   Dhanalakshmi Bank, Ltd...................................   470,051     566,923
   Dishman Pharmaceuticals & Chemicals, Ltd.................    89,818      77,758
   DLF, Ltd................................................. 5,425,061  19,232,958
  *Dredging Corp. of India, Ltd.............................    66,613     344,729
   E.I.D. - Parry (India), Ltd..............................   754,586   2,565,717
   Edelweiss Financial Services, Ltd........................ 1,123,000     627,711
   Educomp Solutions, Ltd...................................   576,138   2,124,344
   Eicher Motors, Ltd.......................................    40,864   1,763,317
   EIH, Ltd.................................................   872,785   1,388,092
   Elder Pharmaceuticals, Ltd...............................   136,186     816,030
   Electrosteel Casings, Ltd................................   723,522     282,896
   Elgi Equipments, Ltd.....................................    35,934      52,607
   Era Infra Engineering, Ltd...............................   793,497   2,123,893
   Escorts, Ltd............................................. 1,272,669   1,778,120
  *Essar Oil, Ltd...........................................   832,718     858,255
  *Essar Ports, Ltd.........................................   622,634   1,066,443
  *Essar Shipping, Ltd......................................   288,928     165,797
   Essel Propack, Ltd.......................................   750,981     480,089
   Everest Kanto Cylinder, Ltd..............................   351,825     197,069
  *Everonn Education, Ltd...................................    90,893     392,256
   FAG Bearings (India), Ltd................................       500      14,725
   FDC, Ltd.................................................   131,817     199,786
  *Federal Bank, Ltd........................................ 1,716,368  13,698,199
  *Federal-Mogul Goetze (India), Ltd........................     8,496      44,437
   Financial Technologies (India), Ltd......................   111,963   1,450,518
   Finolex Cables, Ltd......................................   530,760     347,021
   Finolex Industries, Ltd..................................   695,629     779,009
  *Fortis Healthcare, Ltd...................................   885,243   1,802,427
   Future Capital Holdings, Ltd.............................   229,589     618,495
   GAIL India, Ltd..........................................   462,491   2,889,048
   Gammon India, Ltd........................................   480,755     423,096
   Gateway Distriparks, Ltd.................................   239,619     688,172
   Geodesic, Ltd............................................   615,394     531,829
   Geojit BNP Paribas Financial Services, Ltd...............     9,369       3,129
   Gitanjali Gems, Ltd......................................   513,757   3,176,774
  *Glodyne Technoserve, Ltd.................................    34,199     265,061
   Godawari Power & Ispat, Ltd..............................    12,722      30,309
   Godfrey Phillips India, Ltd..............................       717      50,531
   Graphite India, Ltd......................................   502,507     865,316
   Grasim Industries, Ltd...................................    15,142     735,411
   Great Eastern Shipping Co., Ltd..........................   982,256   4,733,635
   Great Offshore, Ltd......................................    47,996      79,847
  *GTL Infrastructure, Ltd.................................. 3,109,565     534,909
   Gujarat Alkalies & Chemicals, Ltd........................   421,803   1,009,030
   Gujarat Fluorochemicals, Ltd.............................   216,585   1,891,424
   Gujarat Narmada Valley Fertilizers Co., Ltd..............   657,301   1,020,856
   Gujarat NRE Coke, Ltd.................................... 1,615,120     622,668
   Gujarat State Fertilizers & Chemicals, Ltd...............   445,217   3,733,613
   Gulf Oil Corp., Ltd......................................   194,724     300,845
   HBL Power Systems, Ltd...................................   430,244     125,517
   HCL Infosystems, Ltd..................................... 1,013,669     861,498
   HEG, Ltd.................................................   136,218     581,623
  *HeidelbergCement India, Ltd..............................   541,608     316,881

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                  SHARES     VALUE++
                                                ---------- ------------
INDIA -- (Continued)
  *Hexa Tradex, Ltd............................    348,084 $    495,376
   Hexaware Technologies, Ltd..................  2,847,378    6,976,806
   Hikal, Ltd..................................      2,987       15,763
   Hindalco Industries, Ltd.................... 13,995,859   31,900,752
   Hinduja Global Solutions, Ltd...............     63,466      377,970
   Hinduja Ventures, Ltd.......................     68,545      512,346
   Hindustan Construction Co., Ltd.............  6,741,542    2,703,912
   Hotel Leelaventure, Ltd.....................  1,357,335      829,584
  *Housing Development & Infrastructure, Ltd...  3,564,318    5,440,175
   HSIL, Ltd...................................    144,457      454,972
   ICICI Bank, Ltd.............................    919,070   15,385,795
   ICICI Bank, Ltd. Sponsored ADR..............  3,805,302  128,961,685
   ICSA (India), Ltd...........................    280,681       99,476
   IDBI Bank, Ltd..............................  2,831,993    5,454,983
  *Idea Cellular, Ltd..........................  7,335,889   10,931,482
   IFCI, Ltd...................................  6,602,323    5,182,453
   India Cements, Ltd..........................  2,819,105    4,514,604
  *India Infoline, Ltd.........................  2,508,308    2,624,184
   Indiabulls Financial Services, Ltd..........  1,795,884    8,252,583
  *Indiabulls Infrastructure and Power, Ltd.... 10,676,958    1,568,115
   Indiabulls Real Estate, Ltd.................  3,177,847    3,786,869
   Indian Bank.................................  1,190,634    5,135,256
   Indian Hotels Co., Ltd......................  3,540,025    4,154,791
   Indian Overseas Bank........................  1,876,037    3,102,141
   Indo Rama Synthetics (India), Ltd...........    180,172       98,591
   IndusInd Bank, Ltd..........................  1,091,668    6,894,549
   INEOS ABS India, Ltd........................     28,114      389,197
   Infotech Enterprises, Ltd...................     21,152       65,264
   Infrastructure Development Finance Co., Ltd.  6,072,777   13,862,540
   ING Vysya Bank, Ltd.........................    289,910    2,001,673
   Ingersoll-Rand India, Ltd...................     28,609      271,380
   Ipca Laboratories, Ltd......................    160,859    1,101,340
   ISMT, Ltd...................................    311,182      161,256
  *IVRCL Assets & Holdings, Ltd................     46,934       43,100
   IVRCL Infrastructures & Projects, Ltd.......  3,989,984    4,672,704
   J.B. Chemicals & Pharmaceuticals, Ltd.......    373,888      481,307
   Jai Balaji Industries, Ltd..................     16,461       12,180
   Jai Corp., Ltd..............................    659,451      847,576
   Jaiprakash Associates, Ltd.................. 13,738,534   19,397,733
   Jammu & Kashmir Bank, Ltd...................    272,824    4,819,354
  *Jaypee Infratech, Ltd.......................    423,237      369,757
   JBF Industries, Ltd.........................     96,294      207,021
  *Jet Airways (India), Ltd....................    358,288    2,281,318
   Jindal Poly Films, Ltd......................    203,346      752,251
   Jindal Saw, Ltd.............................  1,966,409    5,773,847
  *Jindal South West Holdings, Ltd.............        364        4,640
  *Jindal Stainless, Ltd.......................    746,050    1,105,141
   JK Cement, Ltd..............................     69,931      185,449
   JK Lakshmi Cement, Ltd......................    217,323      268,702
   JK Tyre & Industries, Ltd...................     84,255      138,263
   JM Financial, Ltd...........................  1,866,183      491,883
   JSW Energy, Ltd.............................  2,855,736    2,674,442
  *JSW ISPAT Steel, Ltd........................  4,904,285    1,105,183
   JSW Steel, Ltd..............................  1,467,112   19,237,822
   Jubilant Industries, Ltd....................     12,130       61,232
   Jubilant Organosys, Ltd.....................    430,223    1,476,135
  *Jyothy Laboratories, Ltd....................        382        1,276
   Jyoti Structures, Ltd.......................      4,680        3,922
   K.S.B. Pumps, Ltd...........................      7,582       31,993
  *Kakinada Fertilizers, Ltd...................  2,082,494      442,975
   Kalpataru Power Transmission, Ltd...........     97,879      185,573

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                 SHARES    VALUE++
                                                --------- ----------
INDIA -- (Continued)
  *Kalyani Investment Co., Ltd.................     8,518 $   65,660
   Kalyani Steels, Ltd.........................    49,945     56,049
   Karnataka Bank, Ltd......................... 1,659,587  2,848,308
   Karur Vysya Bank, Ltd.......................   294,278  2,253,191
   Karuturi Global, Ltd........................ 2,133,835    201,797
   KEC International, Ltd......................    82,753     89,755
   Kesoram Industries, Ltd.....................   187,382    479,903
  *Kingfisher Airlines, Ltd.................... 2,060,576    592,084
   Kirloskar Industries, Ltd...................     8,838     49,412
   Kirloskar Oil Engines, Ltd..................   328,770    910,642
  *KSK Energy Ventures, Ltd....................    10,787     13,038
   Lakshmi Machine Works, Ltd..................     4,518    139,647
   Lakshmi Vilas Bank, Ltd.....................   384,784    582,875
  *Landmark Property Development Co., Ltd......   201,134      7,071
   LIC Housing Finance, Ltd.................... 1,173,644  5,798,794
   Madhucon Projects, Ltd......................   174,483    168,396
   Madras Cements, Ltd.........................   493,400  1,386,073
  *Mahanagar Telephone Nigam, Ltd.............. 1,806,325    858,791
 #*Mahanagar Telephone Nigam, Ltd. ADR.........   100,249     91,227
   Maharashtra Scooters, Ltd...................     4,450     27,663
   Maharashtra Seamless, Ltd...................   183,417  1,317,641
   Mahindra & Mahindra Financial Services, Ltd.    28,111    370,193
   Mahindra Lifespace Developers, Ltd..........   136,422    828,671
   Manaksia, Ltd...............................   147,412    139,284
   Maruti Suzuki India, Ltd....................   213,044  5,548,383
  *Mastek, Ltd.................................    58,981    110,458
  *MAX India, Ltd..............................    62,495    235,247
   McLeod Russel (India), Ltd..................   707,622  3,753,817
  *Mercator Lines, Ltd......................... 2,620,115  1,058,546
  *Merck, Ltd..................................    28,846    332,313
   MindTree, Ltd...............................    26,874    301,047
   Monnet Ispat, Ltd...........................   165,498  1,516,277
  *Moser Baer (India), Ltd.....................   578,106    158,520
   Mphasis, Ltd................................    37,279    260,535
   MRF, Ltd....................................    17,453  3,797,449
   Mukand, Ltd.................................   237,046    142,122
   Nagarjuna Construction Co., Ltd............. 2,202,664  2,091,890
  *Nagarjuna Oil Refinery, Ltd................. 1,893,177    289,185
   Nahar Capital & Financial Services, Ltd.....    18,244     14,795
   Nahar Spinning Mills, Ltd...................     6,026      5,546
   National Aluminium Co., Ltd................. 1,158,468  1,304,441
   Nava Bharat Ventures, Ltd...................    22,955     89,613
   NIIT Technologies, Ltd......................   436,637  2,228,717
   NIIT, Ltd................................... 1,198,069  1,002,236
   NOCIL, Ltd..................................   410,986    132,782
   Noida Toll Bridge Co., Ltd..................   659,041    319,595
   OCL India, Ltd..............................    84,049    150,047
  *OMAXE, Ltd..................................   695,491  1,997,488
  *OnMobile Global, Ltd........................   198,810    202,271
   Orbit Corp., Ltd............................   431,838    396,840
   Orchid Chemicals & Pharmaceuticals, Ltd.....   556,542  1,901,279
   Orient Paper & Industries, Ltd..............   335,647    354,895
   Oriental Bank of Commerce...................   843,629  3,702,682
  *Oswal Chemical & Fertilizers, Ltd...........   481,366    332,938
   Panacea Biotec, Ltd.........................    68,042     99,918
  *Parsvnath Developers, Ltd................... 1,545,045  1,666,930
  *Patni Computer Systems, Ltd.................   438,000  4,212,777
  *Patni Computer Systems, Ltd. ADR............    55,441  1,079,436
   Peninsula Land, Ltd.........................   224,699    134,193
   Petronet LNG, Ltd........................... 2,811,637  7,364,753
   Piramal Healthcare, Ltd.....................   629,192  5,256,590

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES     VALUE++
                                                  ---------- ------------
INDIA -- (Continued)
   Plethico Pharmaceuticals, Ltd.................    199,399 $  1,394,204
   Polaris Financial Technology, Ltd.............    396,842      992,515
   Polyplex Corp., Ltd...........................     22,174       75,010
   Power Finance Corp., Ltd......................     16,793       54,160
  *Prism Cement, Ltd.............................    485,261      441,196
   PSL, Ltd......................................     21,802       24,683
   PTC (India), Ltd..............................  2,393,412    2,714,995
   Punj Lloyd, Ltd...............................  2,873,787    2,938,087
  *Punjab & Sind Bank............................     96,300      133,207
   Rain Commodities, Ltd.........................  1,341,773    1,010,519
   Rajesh Exports, Ltd...........................    429,470    1,165,983
   Ranbaxy Laboratories, Ltd.....................     76,980      732,652
   Raymond, Ltd..................................    340,181    2,601,923
   REI Agro, Ltd.................................  4,060,276      863,048
   REI Six Ten Retail, Ltd.......................    439,400       88,385
  *Reliance Broadcast Network, Ltd...............     16,864       15,997
   Reliance Capital, Ltd.........................  1,332,296    8,298,434
   Reliance Communications, Ltd..................  7,699,434   10,962,481
   Reliance Industries, Ltd...................... 17,003,711  239,838,476
  *Reliance Industries, Ltd. Sponsored GDR.......    107,000    3,019,540
  *Reliance Power, Ltd...........................  6,851,138   13,939,696
   Rolta (India), Ltd............................  1,402,924    2,328,028
   Ruchi Soya Industries, Ltd....................  1,591,478    2,683,215
   Rural Electrification Corp., Ltd..............  2,768,400   10,951,147
   S. Kumars Nationwide, Ltd.....................  1,585,339      938,018
  *SEAMEC, Ltd...................................     37,241       60,775
   Sesa Goa, Ltd.................................  5,326,934   19,057,899
   Shipping Corp. of India, Ltd..................  1,672,081    1,961,669
   Shiv-Vani Oil & Gas Exploration Services, Ltd.     93,090      288,032
   Shree Renuka Sugars, Ltd......................  4,945,876    2,994,234
   Simplex Infrastructures, Ltd..................      1,570        6,985
   Sintex Industries, Ltd........................  1,801,294    2,534,752
   SKF (India), Ltd..............................      9,374      118,287
   Sobha Developers, Ltd.........................    489,167    3,044,911
   Sona Koyo Steering Systems, Ltd...............     64,698       16,246
   South Indian Bank, Ltd........................  9,724,062    4,427,558
   SREI Infrastructure Finance, Ltd..............  1,470,670      722,602
   SRF, Ltd......................................    266,306    1,206,473
   State Bank of Bikaner & Jaipur................      6,872       49,657
   State Bank of India...........................  1,545,488   62,445,740
   State Bank of India Sponsored GDR.............      5,732      465,850
   Steel Authority of India, Ltd.................  5,465,207    9,799,903
   Sterling Biotech, Ltd.........................  1,378,264      246,268
   Sterlite Industries (India), Ltd..............  5,746,256   11,630,006
  #Sterlite Industries (India), Ltd. ADR.........  2,573,639   21,078,103
   Sterlite Technologies, Ltd....................  1,281,513      890,776
   Strides Arcolab, Ltd..........................    228,102    2,888,031
   Sundaram Finance, Ltd.........................      5,730       72,800
   Sundram Fastners, Ltd.........................     55,097       58,492
  *Suzlon Energy, Ltd............................ 12,199,536    5,251,813
   Syndicate Bank................................  1,987,444    3,962,235
   Tamilnadu Newsprint & Papers, Ltd.............     58,711      121,848
   Tanla Solutions, Ltd..........................     87,874       10,693
   Tata Chemicals, Ltd...........................  1,091,283    6,988,201
   Tata Communications, Ltd. ADR.................     30,720      276,480
  *Tata Investment Corp., Ltd....................     56,799      488,735
   Tata Steel, Ltd...............................  5,110,167   44,825,688
   Tata Tea, Ltd.................................  4,602,216   10,236,661
   TCI Developers, Ltd...........................      2,437        5,982
  *Teledata Marine Solutions, Ltd................    267,258        1,825
   Time Technoplast, Ltd.........................    498,379      520,555

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES        VALUE++
                                                             ------------- --------------
INDIA -- (Continued)
   Titagarh Wagons, Ltd.....................................       106,381 $      691,654
   Transport Corp of India, Ltd.............................        68,548         82,887
   Trent, Ltd...............................................        17,717        308,937
   Triveni Turbine, Ltd.....................................       240,000        196,983
   Tube Investments of India, Ltd...........................       637,619      1,683,140
   Tulip IT Services, Ltd...................................       408,936        722,015
   UCO Bank.................................................     2,760,403      4,052,697
   Uflex, Ltd...............................................       440,201        966,093
   Unichem Laboratories, Ltd................................       199,000        540,606
   Union Bank of India, Ltd.................................       797,003      3,404,772
  *Unitech, Ltd.............................................    17,601,093      8,867,388
   United Phosphorus, Ltd...................................     1,825,763      4,020,503
   United Spirits, Ltd......................................        41,486        612,883
   Unity Infraprojects, Ltd.................................       132,583        122,758
   Usha Martin, Ltd.........................................     1,441,016        811,933
  *Vardhman Special Steels, Ltd.............................        19,609          7,814
   Vardhman Textiles, Ltd...................................        99,836        406,390
   Varun Shipping Co., Ltd..................................       269,190         89,011
   Videocon Industries, Ltd.................................       891,313      2,913,754
   Videsh Sanchar Nigam, Ltd................................     1,053,665      4,779,657
   Vijaya Bank, Ltd.........................................     2,079,121      2,310,640
   Voltamp Transformers, Ltd................................           724          7,153
   Walchandnagar Industries, Ltd............................        36,885         53,269
   Welspun Corp., Ltd.......................................     1,541,955      3,665,579
  *Wockhardt, Ltd...........................................        27,242        375,962
   Zee Entertainment Enterprises, Ltd.......................     2,320,396      5,541,280
  *Zee Learn, Ltd...........................................       259,820        100,364
  *Zuari Holdings, Ltd......................................       128,304        813,890
   Zuari Industries, Ltd....................................       128,304        393,994
   Zylog Systems, Ltd.......................................        39,105        479,826
                                                                           --------------
TOTAL INDIA.................................................                1,243,665,432
                                                                           --------------
INDONESIA -- (3.5%)
   PT Adaro Energy Tbk......................................    20,591,500      4,149,253
   PT Adhi Karya Persero Tbk................................     9,203,617        988,735
  *PT Agis Tbk..............................................    59,762,000      1,001,013
   PT AKR Corporindo Tbk....................................    16,068,900      7,193,964
   PT Aneka Tambang Persero Tbk.............................    63,040,000     11,775,318
   PT Asahimas Flat Glass Tbk...............................     5,277,000      3,539,518
   PT Astra Graphia Tbk.....................................     4,213,000        686,035
  *PT Bakrie & Brothers Tbk................................. 1,056,525,750      5,731,249
   PT Bakrie Sumatera Plantations Tbk.......................   180,133,500      5,855,495
  *PT Bakrie Telecom Tbk....................................   285,762,000      7,909,393
  *PT Bakrieland Development Tbk............................   641,373,520      8,137,645
   PT Bank Bukopin Tbk......................................    56,865,833      4,506,546
   PT Bank Danamon Indonesia Tbk............................    34,396,054     20,907,722
   PT Bank Mandiri Persero Tbk..............................    58,708,431     47,081,241
   PT Bank Negara Indonesia Persero Tbk.....................   115,821,441     50,526,211
  *PT Bank Pan Indonesia Tbk................................   150,362,201     14,014,321
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.....       154,000         17,188
  *PT Bank Permata Tbk......................................       304,000         50,859
   PT Bank Tabungan Negara Persero Tbk......................    35,480,362      5,305,244
  *PT Barito Pacific Tbk....................................    15,007,000      1,155,268
  *PT Berlian Laju Tanker Tbk...............................   128,161,466      2,733,219
   PT Bhakti Investama Tbk..................................   264,033,200     13,153,321
  *PT Bisi International Tbk................................     3,318,500        302,897
   PT Budi Acid Jaya Tbk....................................    15,362,000        406,901
  *PT Bumi Resources Minerals Tbk...........................       169,000         10,651
   PT Bumi Resources Tbk....................................   260,037,500     57,099,619
  *PT Bumi Serpong Damai Tbk................................     7,147,000      1,106,163
  *PT Central Proteinaprima Tbk.............................   178,071,500      1,026,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- -----------
INDONESIA -- (Continued)
  *PT Charoen Pokphand Indonesia Tbk.....................  75,187,330 $22,370,226
   PT Ciputra Development Tbk............................  98,226,500   8,099,444
   PT Ciputra Surya Tbk..................................  16,452,000   3,757,226
   PT Clipan Finance Indonesia Tbk.......................   2,995,500     157,551
  *PT Darma Henwa Tbk.................................... 246,575,442   2,082,893
  *PT Davomas Adabi Tbk.................................. 138,239,500     752,078
   PT Elnusa Tbk.........................................  27,207,500     575,966
  *PT Energi Mega Persada Tbk............................ 568,704,378  11,893,052
   PT Ever Shine Textile Tbk.............................  19,342,215     338,839
   PT Gajah Tunggal Tbk..................................  23,755,000   6,635,742
  *PT Global Mediacom Tbk................................  96,486,000  17,389,288
   PT Gozco Plantations Tbk..............................  24,081,000     835,374
  *PT Great River International Tbk......................   1,788,000          --
   PT Gudang Garam Tbk...................................   6,235,500  40,045,463
  *PT Hero Supermarket Tbk...............................     350,000     169,468
   PT Holcim Indonesia Tbk...............................  14,197,000   3,970,348
  *PT Indah Kiat Pulp & Paper Corp. Tbk..................  32,296,500   3,718,596
   PT Indika Energy Tbk..................................  29,492,000   7,031,552
   PT Indofood Sukses Makmur Tbk.........................  56,391,500  29,632,480
   PT Indorama Synthetics Tbk............................      41,500       8,599
  *PT Intiland Development Tbk...........................  26,523,500   1,235,102
   PT Japfa Comfeed Indonesia Tbk........................   5,270,750   2,413,074
   PT Jaya Real Property Tbk.............................  25,528,000   7,499,657
  *PT Kawasan Industri Jababeka Tbk...................... 290,552,500   7,251,659
   PT Lautan Luas Tbk....................................   2,102,000     200,620
   PT Lippo Karawaci Tbk................................. 260,084,437  23,438,782
  *PT Matahari Putra Prima Tbk...........................  35,459,900   3,621,107
   PT Mayorah Indah Tbk..................................   8,664,572  18,803,497
   PT Medco Energi Internasional Tbk.....................  26,880,000   6,121,704
   PT Media Nusantara Citra Tbk..........................  24,295,594   5,932,157
   PT Mitra Adiperkasa Tbk...............................   2,627,500   1,980,998
  *PT Mitra International Resources Tbk..................  38,631,660     672,549
   PT Pabrik Kertas Tjiwi Kimia Tbk......................     239,500      81,892
  *PT Pan Brothers Tbk...................................      87,500       4,654
  *PT Panasia Indosyntec Tbk.............................     403,200      11,955
  *PT Panin Financial Tbk................................ 247,955,500   4,116,436
   PT Panin Insurance Tbk................................  30,688,500   1,831,479
  *PT Pembangunan Perumahan Persero Tbk..................   7,232,500     549,674
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.  24,748,384   7,849,542
  *PT Polychem Indonesia Tbk.............................  16,325,000     922,857
   PT Ramayana Lestari Sentosa Tbk.......................  23,360,500   2,170,295
   PT Sampoerna Agro Tbk.................................   9,209,441   3,274,777
   PT Samudera Indonesia Tbk.............................     415,500     186,247
   PT Selamat Sempurna Tbk...............................  15,274,000   3,400,775
  *PT Sentul City Tbk.................................... 219,316,000   7,493,969
   PT Sinar Mas Agro Resources & Technology Tbk..........   7,828,900   5,271,221
  *PT Sinar Mas Multiartha Tbk...........................       2,000         870
   PT Summarecon Agung Tbk...............................  40,062,357   7,521,186
  *PT Sunson Textile Manufacturer Tbk....................   6,012,000     123,258
  *PT Surya Dumai Industri Tbk...........................   5,145,000          --
   PT Surya Toto Indonesia Tbk...........................      46,400     213,307
  *PT Suryainti Permata Tbk..............................  17,378,000     168,287
  *PT Tiga Pilar Sejahtera Food Tbk......................  18,565,222   1,432,603
   PT Timah Persero Tbk..................................  31,858,400   6,279,917
  *PT Total Bangun Persada TbK...........................     379,000      24,259
  *PT Trias Sentosa Tbk..................................     336,500      15,149
   PT Trimegah Securities Tbk............................  34,298,000     469,091
  *PT Truba Alam Manunggal Engineering Tbk............... 129,244,500     702,122
   PT Tunas Baru Lampung Tbk.............................  15,714,500   1,039,478
   PT Tunas Ridean Tbk...................................  42,848,500   3,587,845
  *PT Ultrajaya Milk Industry & Trading Co. Tbk..........  13,717,500   1,772,396

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- ------------
INDONESIA -- (Continued)
   PT Unggul Indah Cahaya Tbk...............................    371,435 $     79,012
   PT Vale Indonesia Tbk.................................... 41,280,500   13,864,319
   PT Wijaya Karya Persero Tbk.............................. 31,604,002    3,358,348
                                                                        ------------
TOTAL INDONESIA.............................................             592,824,207
                                                                        ------------
ISRAEL -- (0.0%)
   Bank of Jerusalem, Ltd...................................     16,518       21,209
   Delta-Galil Industries, Ltd..............................         --            4
  *Electra Real Estate, Ltd.................................         --           --
  *Elron Electronic Industries, Ltd.........................          1            3
  *Feuchtwanger Investments, Ltd............................     10,500           33
   Formula Systems (1985), Ltd..............................         --           --
  *Formula Vision Technologies, Ltd.........................         --           --
  *Israel Steel Mills, Ltd..................................     97,000        1,005
  *Kardan Israel, Ltd.......................................         --           --
  *Knafaim Holdings, Ltd....................................     69,163      316,859
  *Koor Industries, Ltd.....................................          1           12
  *Liberty Properties, Ltd..................................      2,533       22,243
  *Mivtach Shamir Holdings, Ltd.............................     40,184      937,796
  *Naphtha Israel Petroleum Corp., Ltd......................         --            1
                                                                        ------------
TOTAL ISRAEL................................................               1,299,165
                                                                        ------------
MALAYSIA -- (3.3%)
  *A&M Realty Berhad........................................    603,400       91,060
   Adventa Berhad...........................................     62,000       29,263
   Aeon Co. Berhad..........................................     37,500      117,456
   Affin Holdings Berhad....................................  9,611,900    9,734,729
   AirAsia Berhad...........................................  7,771,800    8,526,769
  *Alam Maritim Resources Berhad............................  4,010,300      903,731
   Alliance Financial Group Berhad.......................... 15,065,600   19,597,794
   Amcorp Properties Berhad.................................  1,047,267      151,960
   AMMB Holdings Berhad..................................... 22,003,862   45,388,959
   Ann Joo Resources Berhad.................................  2,857,200    1,826,377
   APM Automotive Holdings Berhad...........................  1,216,800    1,892,326
   Apollo Food Holdings Berhad..............................    109,000      105,464
   Asas Dunia Berhad........................................    252,800       93,835
   Axiata Group Berhad......................................    211,150      370,491
  *AYS Ventures Berhad......................................      7,954          438
   Bandar Raya Developments Berhad..........................  4,151,900    3,072,556
   Batu Kawan Berhad........................................  2,242,250   13,907,668
   Berjaya Assets Berhad....................................    105,600       28,558
   Berjaya Corp. Berhad..................................... 31,291,680    8,257,675
  *Berjaya Land Berhad...................................... 13,220,000    3,666,568
  *Berjaya Media Berhad.....................................    299,800       42,181
   BIMB Holdings Berhad.....................................  4,601,200    3,849,356
   Bina Darulaman Berhad....................................     57,800       22,948
  *BLD Plantation Berhad....................................        900        2,750
   Bolton Berhad............................................  1,288,000      327,430
   Boustead Holdings Berhad.................................  6,109,298   10,538,382
   Cahya Mata Sarawak Berhad................................  1,819,100    1,467,913
   CB Industrial Product Holding Berhad.....................    248,800      233,074
   Chemical Co. of Malaysia Berhad..........................    311,000      154,018
   Chin Teck Plantations Berhad.............................    304,700      904,897
   Coastal Contracts Berhad.................................  2,477,300    1,599,581
   CSC Steel Holdings Berhad................................  2,370,500    1,086,815
   Cycle & Carriage Bintang Berhad..........................    241,300      227,973
  *Datuk Keramik Holdings Berhad............................    127,000           --
   Dijaya Corp. Berhad......................................    931,800      338,876
   DRB-Hicom Berhad......................................... 11,392,500    9,561,798
   Eastern & Oriental Berhad................................ 12,554,815    5,761,951
   ECM Libra Avenue Berhad..................................  7,346,426    1,891,108

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- -----------
MALAYSIA -- (Continued)
   Esso (Malaysia) Berhad...................................  1,319,400 $ 1,561,919
  *Evergreen Fibreboard Berhad..............................  3,586,926   1,061,771
   Faber Group Berhad.......................................  2,402,100   1,300,096
   Far East Holdings Berhad.................................    388,800     964,988
  *Fountain View Development Berhad.........................  2,573,200          --
   Gamuda Berhad............................................  1,852,500   2,172,889
   Genting (Malaysia) Berhad................................  7,435,100   9,412,454
   Genting Plantations Berhad...............................    400,300   1,240,691
   Glomac Berhad............................................  4,305,500   1,185,716
   Goldis Berhad............................................  3,016,125   2,042,746
  *Green Packet Berhad......................................  1,037,400     200,065
   GuocoLand (Malaysia) Berhad..............................  1,288,100     344,601
   Hap Seng Consolidated Berhad............................. 11,882,800   6,460,801
   Hap Seng Plantations Holdings Berhad.....................  3,279,900   3,231,536
  *Hiap Teck Venture Berhad.................................     49,600       9,719
  *Ho Wah Genting Berhad....................................  2,210,200     283,483
   Hong Leong Financial Group Berhad........................  2,051,251   8,080,204
   Hong Leong Industries Berhad.............................  1,225,800   1,736,126
  *Hubline Berhad...........................................  4,627,900     122,169
   Hunza Properties Berhad..................................  1,033,300     494,548
   Hwang-DBS (Malaysia) Berhad..............................    908,700     717,146
   IGB Corp. Berhad......................................... 13,750,190  12,437,464
   IJM Corp. Berhad......................................... 19,815,680  35,773,971
   IJM Land Berhad..........................................  4,611,100   3,353,848
   IJM Plantations Berhad...................................    490,300     531,456
  *Inch Kenneth Kajang Rubber Berhad........................     56,600      10,562
  *Insas Berhad.............................................  5,034,048     714,244
   Integrax Berhad..........................................    910,200     384,660
  *Iris Corp. Berhad........................................  3,757,500     217,260
  *Jaks Resources Berhad....................................  5,336,600     915,163
   Jaya Tiasa Holdings Berhad...............................  1,279,912   3,993,486
  *K & N Kenanga Holdings Berhad............................  2,968,600     561,877
  *Karambunai Corp. Berhad.................................. 19,239,800   1,044,860
   Keck Seng (Malaysia) Berhad..............................  2,515,500   3,300,317
   Kian Joo Can Factory Berhad..............................  4,132,680   2,683,581
  *KIG Glass Industrial Berhad..............................    260,000       2,578
   Kim Loong Resources Berhad...............................    425,700     366,586
   Kinsteel Berhad..........................................  8,135,400   1,205,749
   KLCC Property Holdings Berhad............................  6,568,600   7,360,346
  *KNM Group Berhad......................................... 14,497,525   3,985,935
  *Knusford Berhad..........................................     73,800      47,314
   KrisAssets Holdings Berhad...............................    250,377     578,133
   KSL Holdings Berhad......................................    799,566     364,137
   KUB (Malaysia) Berhad....................................  6,366,600   1,300,622
   Kulim (Malaysia) Berhad..................................  9,703,300  13,532,945
   Kumpulan Fima Berhad.....................................  2,178,600   1,322,561
  *Kumpulan Hartanah Selangor Berhad........................    181,000      28,684
   Kumpulan Perangsang Selangor Berhad......................  1,741,700     575,207
   Kwantas Corp. Berhad.....................................    249,100     198,868
  *Land & General Berhad....................................  1,895,400     203,069
  *Landmarks Berhad.........................................  4,118,808   1,291,773
   Latexx Partners Berhad...................................  1,151,800     534,813
  *LBS Bina Group Berhad....................................    106,400      28,073
  *Leader Universal Holdings Berhad.........................  5,376,733   1,891,810
   Lingui Development Berhad................................  1,356,814     686,399
  *Lion Corp. Berhad........................................  1,371,081     189,423
   Lion Diversified Holdings Berhad.........................  4,064,800     420,896
   Lion Forest Industries Berhad............................    177,500      81,858
   Lion Industries Corp. Berhad.............................  7,646,681   3,524,288
   Mah Sing Group Berhad....................................  2,150,600   1,391,936
  *Malayan Flour Mills Berhad...............................    661,450     409,673

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- -----------
MALAYSIA -- (Continued)
  *Malayan United Industries Berhad.........................    200,244 $    13,897
   Malaysia Airports Holdings Berhad........................    791,300   1,512,215
  *Malaysian Airlines System Berhad.........................  3,795,300   1,528,695
   Malaysian Bulk Carriers Berhad...........................  2,956,325   1,560,274
   Malaysian Pacific Industries Berhad......................    677,875     669,048
   Malaysian Resources Corp. Berhad.........................  1,267,500     696,455
   MBM Resources Berhad.....................................  1,511,333   2,456,796
   Media Prima Berhad.......................................    103,800      87,431
   Mega First Corp. Berhad..................................  1,101,700     614,641
   Metro Kajang Holdings Berhad.............................    869,508     565,371
  *Metroplex Berhad.........................................    817,000          --
   MISC Berhad..............................................  3,829,504   6,058,610
  *MK Land Holdings Berhad..................................  9,637,500     905,744
   MMC Corp. Berhad......................................... 12,611,180  10,953,665
   MNRB Holdings Berhad.....................................  1,250,800   1,093,699
   Mudajaya Group Berhad....................................  2,884,000   2,451,339
   Muhibbah Engineering Berhad..............................  5,002,700   2,025,442
  *MUI Properties Berhad....................................    139,700       6,902
  *Mulpha International Berhad.............................. 31,821,100   4,615,812
   MWE Holdings Berhad......................................    270,000     124,499
   Naim Holdings Berhad.....................................  1,841,500   1,202,889
   NCB Holdings Berhad......................................  2,451,500   3,611,455
   Negri Sembilan Oil Palms Berhad..........................    167,600     342,689
   Oriental Holdings Berhad.................................  3,717,279   7,873,446
   Oriental Interest Berhad.................................    139,100      56,642
   OSK Holdings Berhad......................................  7,069,371   3,983,584
  *OSK Ventures International Berhad........................    519,697      71,698
   P.I.E. Industrial Berhad.................................    323,600     526,335
   Pacific & Orient Berhad..................................    283,730      88,849
   Panasonic Manufacturing (Malaysia) Berhad................    383,380   2,871,931
  *Paracorp Berhad..........................................    252,000         833
   Paramount Corp. Berhad...................................    989,100     512,257
   PBA Holdings Berhad......................................  1,502,500     462,520
   Pelikan International Corp. Berhad.......................  4,130,320   1,070,571
  *Perdana Petroleum Berhad.................................  1,106,300     224,167
  *Perisai Petroleum Teknologi Berhad.......................  1,179,200     337,536
  *Permaju Industries Berhad................................    995,000     128,224
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad........      6,800       7,864
  *Perwaja Holdings Berhad..................................    211,300      44,561
   Pharmaniaga Berhad.......................................     92,667     135,050
   PJ Development Holdings Berhad...........................  2,886,400     671,825
   POS (Malaysia) Berhad....................................  3,059,817   2,752,158
   PPB Group Berhad.........................................  7,148,266  39,501,996
   Press Metal Berhad.......................................  2,537,381   1,766,488
  *Prime Utilities Berhad...................................     39,000       1,160
   Protasco Berhad..........................................    282,200      87,213
   Proton Holdings Berhad...................................  3,991,400   7,215,009
   QSR Brands Berhad........................................     56,800     119,435
  *Ramunia Holdings Berhad..................................  2,709,100     333,723
   RCE Capital Berhad.......................................  3,627,000     568,011
   RHB Capital Berhad.......................................  8,537,259  20,749,004
   Salcon Berhad............................................    416,700      72,843
   Sarawak Oil Palms Berhad.................................    596,220   1,332,549
   Sarawak Plantation Berhad................................     34,400      34,082
   Scientex Berhad..........................................    938,848     720,928
  *Scomi Group Berhad....................................... 15,913,800   1,364,898
  *Scomi Marine Berhad......................................    709,000      90,884
   Selangor Dredging Berhad.................................  1,312,700     292,838
   Selangor Properties Berhad...............................     44,400      52,576
   Shangri-La Hotels (Malaysia) Berhad......................    738,000     724,465
   Shell Refining Co. Federation of Malaysia Berhad.........    217,100     737,021

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                              SHARES     VALUE++
                                                                            ---------- ------------
MALAYSIA -- (Continued)
   SHL Consolidated Berhad.................................................  1,008,700 $    430,014
   Sino Hua-An International Berhad........................................  3,861,100      267,832
   Subur Tiasa Holdings Berhad.............................................    503,530      439,055
  *Sunway Berhad...........................................................  8,333,745    6,599,520
   Supermax Corp. Berhad...................................................  6,102,500    3,805,648
   Suria Capital Holdings Berhad...........................................    682,500      357,171
   Ta Ann Holdings Berhad..................................................    347,252      745,733
   TA Enterprise Berhad.................................................... 17,581,700    3,274,594
   TA Global Berhad........................................................  9,464,380      889,392
   TAHPS Group Berhad......................................................     27,000       41,373
   Tan Chong Motor Holdings Berhad.........................................  4,689,700    7,011,317
  *Tanjung Offshore Berhad.................................................    137,600       30,906
   TDM Berhad..............................................................  1,928,000    3,000,133
  *Tebrau Teguh Berhad.....................................................  9,673,466    2,374,158
   TH Plantations Berhad...................................................     39,200       35,180
  *Time Dotcom Berhad...................................................... 25,212,900    5,894,353
   Tiong Nam Transport Holdings Berhad.....................................    113,500       36,522
   Tradewinds (Malaysia) Berhad............................................  1,945,300    6,279,917
   Tradewinds Corp. Berhad.................................................  5,394,700    1,289,494
   Tradewinds Plantation Berhad............................................    239,000      458,409
  *Trinity Corp. Berhad.................................................... 15,950,050      342,212
   TSH Resources Berhad....................................................    852,800      689,781
   UAC Berhad..............................................................     77,398       73,674
  *UEM Land Holdings Berhad................................................  1,918,445    1,270,807
   UMW Holdings Berhad.....................................................  2,136,986    5,536,955
   Unico-Desa Plantations Berhad...........................................  4,248,728    1,686,144
   Unisem (Malaysia) Berhad................................................  7,837,200    3,691,546
   United Malacca Berhad...................................................    916,500    2,311,736
  *United Plantations Berhad...............................................    606,800    5,196,664
   VS Industry Berhad......................................................  1,337,193      701,458
   Wah Seong Corp. Berhad..................................................  3,315,711    2,218,598
   WCT Berhad..............................................................  6,062,000    4,691,160
   Wing Tai (Malaysia) Berhad..............................................  1,861,100      953,720
   WTK Holdings Berhad.....................................................  4,734,450    2,244,680
   Yeo Hiap Seng (Malaysia) Berhad.........................................    335,520      323,559
   YNH Property Berhad.....................................................  5,042,359    3,346,269
   YTL Corp. Berhad........................................................ 53,077,729   28,385,557
  *YTL Land & Development Berhad...........................................  1,370,000      465,243
  *Zelan Berhad............................................................  5,049,100      674,936
                                                                                       ------------
TOTAL MALAYSIA.............................................................             554,592,983
                                                                                       ------------
MEXICO -- (6.0%)
  #Alfa S.A.B. de C.V. Series A............................................  5,139,702   73,528,876
  #Alsea de Mexico S.A.B. de C.V...........................................  2,424,576    3,329,942
  #Arca Continental S.A.B. de C.V..........................................  4,696,529   23,890,159
  *Axtel S.A.B. de C.V.....................................................  8,940,907    2,436,691
   Bolsa Mexicana de Valores S.A. de C.V...................................  2,642,471    5,280,499
 #*Cemex S.A.B. de C.V. Sponsored ADR...................................... 16,022,635  115,843,653
  #Cia Minera Autlan S.A.B. de C.V. Series B...............................    967,628      978,329
  #Coca-Cola Femsa S.A.B. de C.V. Series L.................................     52,700      558,964
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR............................    271,050   28,717,748
   Consorcio ARA S.A.B. de C.V. Series *................................... 11,814,074    3,763,903
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B.................  3,563,744    7,559,237
   Corp Actinver S.A.B. de C.V.............................................      3,700        3,039
 #*Corporacion GEO S.A.B. de C.V. Series B.................................  7,958,866   10,600,864
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.......  1,561,186      737,090
  *Desarrolladora Homex S.A.B. de C.V......................................  2,992,074    8,363,414
  *Desarrolladora Homex S.A.B. de C.V. ADR.................................    115,455    1,940,799
  *Dine S.A.B. de C.V......................................................  1,028,367      400,659
   El Puerto de Liverpool S.A.B. de C.V. Series 1..........................     19,600      159,196
   El Puerto de Liverpool S.A.B. de C.V. Series C-1........................    235,493    1,878,202

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES       VALUE++
                                                             ----------- --------------
MEXICO -- (Continued)
  *Empaques Ponderosa S.A. de C.V. Series B.................      90,000 $        6,218
  *Empresas ICA S.A.B. de C.V...............................   6,079,225     11,028,147
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR................   1,118,155      8,084,261
  *Financiera Independencia S.A.B. de C.V...................      14,576          5,819
   Fomento Economico Mexicano S.A.B. de C.V.................   2,311,921     18,776,222
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..   2,490,634    202,388,919
  *Gruma S.A.B. de C.V. ADR.................................      15,222        166,072
  *Gruma S.A.B. de C.V. Series B............................   3,607,804      9,835,223
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......     865,088      1,761,928
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR..      46,146        747,565
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......     636,889     24,653,973
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.   1,182,500      4,600,747
  *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......     243,007     19,904,703
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B..   1,203,482      9,844,273
  #Grupo Carso S.A.B. de C.V. Series A-1....................  10,574,593     35,719,628
  *Grupo Cementos de Chihuahua S.A.B. de C.V................   2,799,892      9,525,387
  *Grupo Comercial Chedraui S.A. de C.V.....................   1,382,379      3,595,515
  *Grupo Famsa S.A.B. de C.V. Series A......................   2,304,658      1,710,896
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.........  22,310,546    107,904,943
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.........  16,735,703     36,809,437
   Grupo Gigante S.A.B. de C.V. Series B....................     471,076        831,782
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.........     187,300        446,899
   Grupo Industrial Maseca S.A.B. de C.V. Series B..........   2,724,300      3,388,134
  *Grupo Industrial Saltillo S.A.B. de C.V..................   1,332,369      1,626,343
   Grupo Kuo S.A.B. de C.V. Series B........................   2,038,967      3,952,412
  #Grupo Mexico S.A.B. de C.V. Series B.....................  26,180,390     80,675,947
  *Grupo Posadas S.A.B. de C.V. Series L....................     356,000        409,951
  *Grupo Qumma S.A. de C.V. Series B........................       5,301             73
  *Grupo Simec S.A. de C.V. Series B........................   1,630,332      5,052,722
  *Grupo Simec S.A. de C.V. Sponsored ADR...................      19,072        176,416
   Industrias Bachoco S.A.B. de C.V. Series B...............     923,550      1,591,722
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..........         306          6,319
 #*Industrias CH S.A.B. de C.V. Series B....................   3,100,592     14,067,687
  *Inmuebles Carso S.A.B. de C.V. Series B-1................  10,258,893      9,096,474
  *Medica Sur S.A.B. de C.V. Series B.......................       1,000          1,873
  *Megacable Holdings S.A.B. de C.V.........................      75,294        163,005
  *Minera Frisco S.A.B. de C.V. Series A-1..................   9,928,125     42,971,736
  *OHL Mexico S.A.B. de C.V.................................   1,209,768      1,913,198
  *Organizacion Soriana S.A.B. de C.V. Series B.............  14,981,589     42,577,964
   Qualitas Cia de Seguros S.A. de C.V......................   2,053,100      2,269,672
 #*Sare Holding S.A.B. de C.V...............................   1,159,700        127,313
  *Savia S.A. de C.V. Series A..............................   3,457,285        212,332
  *TV Azteca S.A.B. de C.V..................................     480,740        314,073
  *Urbi Desarrollos Urbanos S.A.B. de C.V...................   8,786,299      9,234,216
  *Vitro S.A.B. de C.V. Series A............................   1,546,127      2,059,968
                                                                         --------------
TOTAL MEXICO................................................              1,020,209,371
                                                                         --------------
PHILIPPINES -- (1.0%)
   A. Soriano Corp..........................................  20,195,000      2,370,175
   Alaska Milk Corp.........................................   7,874,000      4,405,326
   Alliance Global Group, Inc...............................  23,691,100      6,903,855
   Alsons Consolidated Resources, Inc.......................  16,904,000        564,464
   Ayala Corp. Series A.....................................      97,030        986,173
   BDO Unibank, Inc.........................................   7,506,120     11,737,007
   Cebu Holdings, Inc.......................................   7,590,250      1,496,017
   China Banking Corp.......................................      24,872        305,902
  *DMCI Holdings, Inc.......................................   5,592,810      7,876,693
  *Empire East Land Holdings, Inc...........................  37,000,000        699,592
  *Export & Industry Bank, Inc..............................      14,950             92
  *Filinvest Development Corp...............................      60,000          6,892
   Filinvest Land, Inc...................................... 171,995,031      5,493,341

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
PHILIPPINES -- (Continued)
  *Filipina Water Bottling Corp........................   5,471,786 $         --
   First Philippines Holdings Corp.....................   4,041,210    6,113,614
  *Global Estate Resorts, Inc..........................   8,272,000      376,866
  *JG Summit Holdings, Inc.............................   1,214,900      957,124
   Lopez Holdings Corp.................................  27,045,100    3,668,710
   Macroasia Corp......................................   1,418,000      103,855
   Megaworld Corp...................................... 194,373,600    9,939,768
   Metro Bank & Trust Co...............................   9,336,217   20,126,634
  *Mondragon International Philippines, Inc............   2,464,000           --
  *Philippine National Bank............................   4,235,668    7,526,544
  *Philippine National Construction Corp...............     398,900       46,296
  *Philippine Realty & Holdings Corp...................   4,822,000       60,414
   Philippine Savings Bank.............................   1,232,313    2,367,204
  *Philippine Townships, Inc...........................     226,200       25,449
  *Phinma Corp.........................................   2,550,498      723,664
  *Prime Orion Philippines, Inc........................  10,310,000      127,253
   Rizal Commercial Banking Corp.......................   4,661,148    4,836,735
   Robinson's Land Corp. Series B......................  28,277,850   11,560,937
   San Miguel Corp.....................................   5,280,376   14,031,331
   Security Bank Corp..................................   2,453,882    8,280,409
   Shang Properties, Inc...............................     614,285       37,752
   SM Development Corp.................................  48,575,176    8,048,036
  *Solid Group, Inc....................................   9,532,000      287,618
   Union Bank of Philippines...........................   2,583,074    6,527,884
   Universal Robina Corp...............................  14,498,385   22,275,785
   Vista Land & Lifescapes, Inc........................  48,174,868    4,956,108
                                                                    ------------
TOTAL PHILIPPINES......................................              175,851,519
                                                                    ------------
POLAND -- (1.4%)
   Agora SA............................................     610,693    2,305,154
   Amica Wronki SA.....................................      28,709      444,981
   Asseco Poland SA....................................     938,627   13,972,541
   ATM SA..............................................       9,205       25,388
   Bank Millennium SA..................................   6,694,382    8,805,082
  *Bioton SA...........................................  42,632,004    1,079,104
  *BOMI SA.............................................      25,857       10,660
  *Ciech SA............................................     572,583    3,124,507
  *ComArch SA..........................................       3,061       60,305
   Debica SA...........................................     111,346    1,830,957
   Dom Development SA..................................      42,315      487,661
  *Dom Maklerski IDM SA................................   2,163,902    1,298,161
   Emperia Holding SA..................................      19,149      663,484
   Enea SA.............................................   1,328,293    7,013,741
  *Farmacol SA.........................................       5,526       37,287
  *Get Bank SA.........................................   4,515,878    2,721,012
  *Getin Holding SA....................................   3,476,409    2,525,184
   Grupa Kety SA.......................................     126,858    4,813,412
  *Grupa Lotos SA......................................     992,011    8,914,649
   Impexmetal SA.......................................   5,864,978    7,353,628
  *JW Construction Holding SA..........................      23,612       42,000
   KGHM Polska Miedz SA................................      99,697    4,408,285
  *Koelner SA..........................................     133,100      552,711
  *Kopex SA............................................     514,594    3,142,072
   Kredyt Bank SA......................................     619,815    2,677,472
  *LC Corp. SA.........................................   1,798,181      833,327
  *MNI SA..............................................      78,700       57,920
   Mostostal Warszawa SA...............................       2,972       12,375
  *Netia Holdings SA...................................   3,562,571    6,826,165
  *Orbis SA............................................     541,449    6,566,419
   PBG SA..............................................     107,689      867,373
   Pelion SA...........................................       6,561       62,450

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
  *Petrolinvest SA.....................................  1,128,087 $    675,523
   PGE SA..............................................  8,876,206   53,130,105
   Polimex-Mostostal SA................................  8,817,482    2,855,081
   Polnord SA..........................................     51,990      233,479
  *Polski Koncern Miesny Duda SA.......................    951,758      202,505
  *Polski Koncern Naftowy Orlen SA.....................  5,310,008   61,948,983
  *Rovese SA...........................................    213,625      284,960
  *Sygnity SA..........................................    206,622    1,473,612
   Synthos SA..........................................  8,919,047   17,237,160
  *Tauron Polska Energia SA............................  5,965,445    8,848,638
  *Trakcja-Tiltra SA...................................    421,396      140,700
   Zaklady Azotowe Pulawy SA...........................     40,772    1,241,573
  *Zaklady Azotowe w Tarnowie-Moscicach SA.............    263,497    2,821,980
  *Zaklady Chemiczne Police SA.........................        953        2,815
                                                                   ------------
TOTAL POLAND...........................................             244,632,581
                                                                   ------------
RUSSIA -- (5.3%)
  *AFI Development P.L.C. GDR..........................    156,273       89,144
   Federal Hydrogenerating Co. ADR.....................  4,678,929   16,279,692
   Gazprom OAO Sponsored ADR........................... 58,748,711  680,431,219
   Lukoil OAO Sponsored ADR............................  2,457,775  151,205,336
  *Magnitogorsk Iron & Steel Works Sponsored GDR.......  1,316,707    6,986,368
   Surgutneftegas Sponsored ADR........................  4,474,899   44,821,687
                                                                   ------------
TOTAL RUSSIA...........................................             899,813,446
                                                                   ------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd.....................................  4,420,483   90,001,079
   Adcorp Holdings, Ltd................................    501,717    1,745,512
   AECI, Ltd...........................................  1,453,010   16,644,418
   Afgri, Ltd..........................................  4,685,517    3,617,516
   African Bank Investments, Ltd.......................  3,826,344   19,200,897
   African Oxygen, Ltd.................................    222,800      548,350
   African Rainbow Minerals, Ltd.......................  1,412,864   32,594,629
   Allied Electronics Corp., Ltd.......................    553,194    1,765,661
   ArcelorMittal South Africa, Ltd.....................  2,505,685   18,987,715
   Argent Industrial, Ltd..............................  1,278,773    1,241,926
   Aveng, Ltd..........................................  5,795,061   29,539,862
   AVI, Ltd............................................  2,799,423   17,290,111
   Avusa, Ltd..........................................    473,355    1,236,282
   Barloworld, Ltd.....................................  3,504,092   43,670,162
   Basil Read Holdings, Ltd............................    341,089      666,707
  *Bell Equipment, Ltd.................................    411,045    1,205,764
   Blue Label Telecoms, Ltd............................  2,732,341    2,392,051
  *Brait SE............................................  1,661,613    5,208,502
   Business Connexion Group, Ltd.......................  1,420,357      859,308
  *Business Connexion Group, Ltd. Series A.............    131,299       10,984
   Cadiz Holdings, Ltd.................................      6,673        1,853
   Capitec Bank Holdings, Ltd..........................     38,007    1,085,550
   Caxton & CTP Publishers & Printers, Ltd.............  3,015,054    5,720,253
   Cipla Medpro South Africa, Ltd......................  5,449,886    5,124,820
  *Corpgro, Ltd........................................    579,166           --
   Data Tec, Ltd.......................................  2,712,375   15,918,076
   Datacentrix Holdings, Ltd...........................    429,328      272,752
  *Delta EMD, Ltd......................................    234,340      209,432
   Distell Group, Ltd..................................    374,929    4,099,300
  *Distribution & Warehousing Network, Ltd.............    221,543      175,151
   DRDGOLD, Ltd........................................  5,295,673    3,605,627
   ElementOne, Ltd.....................................    391,810      516,644
   Eqstra Holdings, Ltd................................  1,972,164    1,822,431
  *Evraz Highveld Steel & Vanadium, Ltd................    169,665      683,425
   FirstRand, Ltd......................................  4,353,231   14,159,343

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ---------- --------------
SOUTH AFRICA -- (Continued)
  *Gijima Group, Ltd...................................    396,488 $       24,037
   Gold Fields, Ltd....................................    515,937      6,635,625
   Gold Fields, Ltd. Sponsored ADR..................... 10,046,461    129,297,953
   Grindrod, Ltd.......................................  6,257,677     12,526,729
   Group Five, Ltd.....................................  1,019,550      3,860,424
   Harmony Gold Mining Co., Ltd........................  2,956,676     29,065,759
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.........  3,033,269     29,422,709
   Hudaco Industries, Ltd..............................    123,172      1,700,012
  *Hulamin, Ltd........................................  1,390,917      1,264,676
   Iliad Africa, Ltd...................................    165,428        116,686
   Illovo Sugar, Ltd...................................    946,775      3,062,827
   Impala Platinum Holdings, Ltd.......................    458,809      8,755,136
   Imperial Holdings, Ltd..............................  1,316,365     28,735,692
   Investec, Ltd.......................................  3,376,948     19,524,878
  *JCI, Ltd............................................ 10,677,339             --
   JD Group, Ltd.......................................  2,273,555     14,304,909
   Lewis Group, Ltd....................................  1,400,685     13,606,391
   Liberty Holdings, Ltd...............................  1,523,202     17,330,379
  *m Cubed Holdings, Ltd...............................  1,850,526             --
   Mediclinic International, Ltd.......................  2,569,836     12,990,520
  *Merafe Resources, Ltd............................... 21,311,276      2,411,592
   Metair Investments, Ltd.............................  1,665,812      5,767,761
   MMI Holdings, Ltd................................... 12,204,631     27,561,088
   Mondi, Ltd..........................................  1,693,811     15,634,154
  *Mpact, Ltd..........................................  1,992,090      4,328,363
  *Murray & Roberts Holdings, Ltd......................  1,449,955      5,323,797
   Mustek, Ltd.........................................     27,392         22,362
  *Mvelaphanda Group, Ltd..............................  4,416,916      1,958,669
   Mvelaserve, Ltd.....................................  1,059,863      1,566,987
   Nampak, Ltd.........................................  5,641,382     16,347,861
  #Nedbank Group, Ltd..................................  3,077,486     66,994,683
   Northam Platinum, Ltd...............................  2,310,388      9,994,354
   Omnia Holdings, Ltd.................................    714,504      9,001,847
   Palabora Mining Co., Ltd............................    158,752      3,181,891
   Peregrine Holdings, Ltd.............................  1,440,815      2,058,103
   Petmin, Ltd.........................................    920,501        371,956
   PSG Group, Ltd......................................    671,524      5,108,765
  *Randgold & Exploration Co., Ltd.....................    256,811         88,963
   Raubex Group, Ltd...................................    880,663      1,627,756
   Reunert, Ltd........................................     64,404        596,403
  *Royal Bafokeng Platinum, Ltd........................     24,026        187,313
   Sanlam, Ltd......................................... 28,905,406    124,168,567
  *Sappi, Ltd..........................................  6,973,260     25,301,200
  *Sappi, Ltd. Sponsored ADR...........................    803,111      2,834,982
   Sasol, Ltd. Sponsored ADR...........................    704,259     33,403,004
  *Sentula Mining, Ltd.................................  2,055,781        601,329
   Spur Corp., Ltd.....................................     66,167        140,504
   Standard Bank Group, Ltd............................ 13,694,294    201,004,421
   Stefanutti Stocks Holdings, Ltd.....................    318,521        448,416
 #*Steinhoff International Holdings, Ltd............... 17,439,135     63,637,784
  *Super Group, Ltd....................................  2,496,159      4,717,794
   Telkom South Africa, Ltd............................  3,776,475     11,680,594
   Tongaat-Hulett, Ltd.................................    286,298      3,865,007
   Trencor, Ltd........................................  1,530,034      8,871,721
  *Tsogo Sun Holdings, Ltd.............................    433,534      1,042,838
   Value Group, Ltd....................................    976,777        661,079
  *Village Main Reef, Ltd..............................  2,427,724        529,057
  *Wesizwe Platinum, Ltd...............................      9,762          1,370
   Wilson Bayly Holme-Ovcon, Ltd.......................     21,954        384,099
   Zeder Investments, Ltd..............................  1,116,610        400,203
                                                                   --------------
TOTAL SOUTH AFRICA.....................................             1,337,876,072
                                                                   --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH KOREA -- (13.6%)
   Aekyung Petrochemical Co., Ltd.........................    58,354 $ 1,263,755
   Amorepacific Group.....................................    37,512   9,428,676
  #Asia Cement Manufacturing Co., Ltd.....................    35,278   1,509,170
   Asia Paper Manufacturing Co., Ltd......................    27,000     254,821
 #*AUK Corp...............................................   612,060   1,435,572
   Bing Grae Co., Ltd.....................................    22,519   1,294,431
 #*BNG Steel Co., Ltd.....................................   142,590   1,549,891
  *Boo Kook Securities Co., Ltd...........................    27,705     417,467
  #Boryung Pharmaceutical Co., Ltd........................    71,324     829,398
   BS Financial Group, Inc................................ 1,363,951  13,966,519
   BYC Co., Ltd...........................................       810     136,355
  *Byuck San Corp.........................................    13,122     275,764
 #*Chin Hung International, Inc...........................   457,514     502,126
   China Ocean Resources Co., Ltd.........................   178,240     668,867
  #Chong Kun Dang Pharmaceutical Corp.....................   117,570   1,645,972
   Chosun Refractories Co., Ltd...........................     9,371     509,279
  *Chungho Comnet Co., Ltd................................     2,800       9,130
   CJ Cheiljedang Corp....................................    49,767  16,441,347
   CJ Corp................................................   222,968  15,369,120
  *CJ E&M Corp............................................    19,163     476,502
 #*CJ Korea Express Corp..................................    84,339   5,811,812
  *Cosmochemical Co., Ltd.................................   157,200   1,600,522
   Crown Confectionery Co., Ltd...........................     3,365     474,803
  #Dae Dong Industrial Co., Ltd...........................   141,640     651,063
  #Dae Han Flour Mills Co., Ltd...........................    14,216   1,645,652
  #Dae Won Kang Up Co., Ltd...............................   322,056   1,775,721
 #*Daechang Co., Ltd......................................   761,760     837,113
   Daeduck Electronics Co., Ltd...........................   182,080   1,857,467
  #Daeduck Industries Co., Ltd............................   281,480   3,124,485
  *Daegu Department Store Co., Ltd........................   112,341   1,329,044
   Daehan Steel Co., Ltd..................................   120,190     763,444
   Daehan Synthetic Fiber Co., Ltd........................     5,144     299,621
   Daekyo Co., Ltd........................................   530,590   2,802,340
   Daelim Industrial Co., Ltd.............................   418,487  38,522,155
   Daelim Trading Co., Ltd................................    31,734     114,530
   Daesang Corp...........................................   351,992   5,652,340
   Daesang Holdings Co., Ltd..............................   136,816     524,232
  #Daesung Group Partners Co., Ltd........................     5,187     191,899
   Daesung Holdings Co., Ltd..............................    87,450     486,087
  *Daesung Industrial Co., Ltd............................    11,584     213,900
 #*Daewoo Engineering & Construction Co., Ltd............. 1,079,210   8,966,282
  *Daewoo Securities Co., Ltd............................. 2,475,482  24,900,608
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd......   158,302   4,403,564
   Daewoong Co., Ltd......................................    18,210     235,365
  *Daewoong Pharmaceutical Co., Ltd.......................     2,420      53,298
   Dahaam E-Tec Co., Ltd..................................     9,365     149,601
 #*Daishin Securities Co., Ltd............................   613,405   5,289,906
  #Daou Technology, Inc...................................   346,438   3,443,299
   DGB Financial Group, Inc............................... 1,007,412  11,726,498
  #Digital Power Communications Co., Ltd..................    62,160      91,539
   Dong Ah Tire Industrial Co., Ltd.......................    81,994     808,967
  #Dong IL Rubber Belt Co., Ltd...........................   242,859   1,507,407
  *Dong Yang Gang Chul Co., Ltd...........................   228,560     474,584
  *Dong-Ah Geological Engineering Co., Ltd................    20,900     188,134
   Dongbang Agro Co., Ltd.................................    53,610     313,759
  #Dongbang Transport Logistics Co., Ltd..................   140,890     799,543
  *Dongbu Corp............................................    60,900     238,300
 #*Dongbu HiTek Co., Ltd..................................   360,004   2,544,403
  *Dongbu Securities Co., Ltd.............................   348,586   1,388,553
 #*Dongbu Steel Co., Ltd..................................   347,834   1,714,891
   Dong-II Corp...........................................    19,098     855,341

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES     VALUE++
                                                              --------- ------------
SOUTH KOREA -- (Continued)
   Dongil Industries Co., Ltd................................    18,534 $    877,567
  #Dongkuk Steel Mill Co., Ltd...............................   693,279   10,719,013
  *Dongsung Holdings Co., Ltd................................    10,990       37,974
  #Dongwha Pharm Co., Ltd....................................   181,080      778,351
  #Dongwon F&B Co., Ltd......................................    18,805    1,140,143
 #*Dongwon Systems Corp......................................   189,880      208,868
   Dongyang Express Bus Corp.................................       379        6,022
 #*Doosan Construction & Engineering Co., Ltd................   455,800    1,275,257
  #Doosan Corp...............................................    49,670    6,034,983
  *Eagon Industrial Co., Ltd.................................    23,010      109,455
  *Eugene Investment & Securities Co., Ltd...................   728,049    2,068,259
   F&F Co., Ltd..............................................    10,620       65,632
   Fursys, Inc...............................................    30,773      832,576
  #Gaon Cable Co., Ltd.......................................     8,497      149,549
   Global & Yuasa Battery Co., Ltd...........................    70,690    2,835,579
   Green Cross Holdings Corp.................................    59,260      673,832
   GS Engineering & Construction Corp........................    82,481    6,114,922
   GS Holdings Corp..........................................   736,970   38,465,677
   Gwangju Shinsegae Co., Ltd................................     5,985    1,134,759
  #Halla Engineering & Construction Corp.....................   232,321    2,379,462
  #Han Kuk Carbon Co., Ltd...................................   301,200    1,492,275
  *Han Yang Securities Co., Ltd..............................    90,530      533,228
   Hana Financial Group, Inc................................. 3,069,704  104,649,730
   Handok Pharmaceuticals Co., Ltd...........................    21,320      233,535
   Handsome Co., Ltd.........................................   220,630    7,424,075
   Hanil Cement Co., Ltd.....................................    47,565    1,887,540
  *Hanil Engineering & Construction Co., Ltd.................     7,262       11,686
  *Hanjin Heavy Industries & Construction Co., Ltd...........   518,752    7,619,451
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd..   178,650    1,220,895
  *Hanjin Shipping Co., Ltd.................................. 1,292,250   17,635,625
 #*Hanjin Shipping Holdings Co., Ltd.........................   132,744      842,446
  #Hanjin Transportation Co., Ltd............................   127,710    2,150,458
  *Hankook Cosmetics Co., Ltd................................    28,860       44,620
  *Hankook Cosmetics Manufacturing Co., Ltd..................    19,569       63,162
   Hankuk Glass Industries, Inc..............................    29,050      602,756
  #Hankuk Paper Manufacturing Co., Ltd.......................    31,270      519,777
 #*Hanmi Holdings Co., Ltd...................................     7,618      127,402
   Hanmi Semiconductor Co., Ltd..............................   157,920      809,752
   Hansae Yes24 Holdings Co., Ltd............................    33,950      273,811
  #Hanshin Construction Co., Ltd.............................    27,520      208,747
   Hansol Chemical Co., Ltd..................................    47,077      734,517
  #Hansol CSN Co., Ltd.......................................   446,100      532,594
  #Hansol Paper Co., Ltd.....................................   590,094    3,995,675
   Hanssem Co., Ltd..........................................    11,790      230,482
 #*Hanwha Chemical Corp...................................... 1,265,225   24,763,088
   Hanwha Corp...............................................   594,563   15,150,579
  *Hanwha General Insurance Co., Ltd.........................    51,413      293,088
 #*Hanwha Securities Co., Ltd................................   935,001    3,697,774
  #Hanwha Timeworld Co., Ltd.................................    12,290      210,246
  *Heung-A Shipping Co., Ltd.................................   178,540      136,127
  #Hite Holdings Co., Ltd....................................    83,821      778,462
   Hite Jinro Co., Ltd.......................................    46,033      994,745
  *HMC Investment Securities Co., Ltd........................   235,645    2,768,623
  #HS R&A Co., Ltd...........................................    37,336      493,751
  #Husteel Co., Ltd..........................................    54,010    1,160,568
  *Hwa Sung Industrial Co., Ltd..............................    27,970       75,750
   Hwacheon Machine Tool Co., Ltd............................    14,227      646,572
  #Hyosung Corp..............................................   348,024   17,713,483
  *Hyundai Cement Co., Ltd...................................    14,745       95,584
  #Hyundai Development Co....................................   819,384   17,152,035
   Hyundai Elevator Co., Ltd.................................       951       84,272

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
   Hyundai Greenfood Co., Ltd..........................   107,950 $  1,514,814
   Hyundai Hysco Co., Ltd..............................    57,931    2,035,559
  *Hyundai Merchant Marine Co., Ltd....................    63,614    1,612,047
   Hyundai Mipo Dockyard Co., Ltd......................    99,994   10,779,186
   Hyundai Motor Co., Ltd..............................   458,961  108,347,054
  *Hyundai Securities Co., Ltd......................... 1,818,568   14,885,423
  #Hyundai Steel Co....................................   924,376   79,974,859
  #Il Dong Pharmaceutical Co., Ltd.....................   130,570      755,062
   Iljin Electric Co., Ltd.............................   315,890    1,339,696
  #Iljin Holdings Co., Ltd.............................   109,364      186,906
  #Ilshin Spinning Co., Ltd............................    14,492    1,022,621
  #Ilsung Pharmaceutical Co., Ltd......................     9,407      729,005
   Industrial Bank of Korea, Ltd....................... 2,354,150   25,849,999
   InziControls Co., Ltd...............................     6,900       43,669
  #IS Dongseo Co., Ltd.................................    51,695      505,997
  #ISU Chemical Co., Ltd...............................   148,470    3,261,602
  #IsuPetasys Co., Ltd.................................   248,821    1,126,205
  #Jahwa Electronics Co., Ltd..........................   113,330    1,049,009
   Jeil Pharmaceutical Co..............................    68,840    1,004,228
   Jeonbuk Bank, Ltd...................................   647,113    2,705,272
  *Jinheung Savings Bank...............................   142,030      294,030
  #JW Pharmaceutical Corp..............................   123,163    1,458,328
   KB Financial Group, Inc............................. 2,001,533   67,718,011
   KB Financial Group, Inc. ADR........................ 3,186,196  108,107,630
  #KC Tech Co., Ltd....................................   274,792    1,137,764
   KCC Corp............................................    60,818   15,552,501
  #Keangnam Enterprises, Ltd...........................   144,590    1,025,896
  #Keyang Electric Machinery Co., Ltd..................   393,920      987,342
   KG Chemical Corp....................................    47,243      347,003
   KISCO Corp..........................................    56,021    1,212,127
   KISCO Holdings Co., Ltd.............................    11,673      381,006
  *Kishin Corp.........................................   113,945      524,765
  #KISWIRE, Ltd........................................    68,396    2,201,547
   Kolon Corp..........................................    58,995    1,216,657
   Kolon Global Corp...................................   252,680    1,259,631
   Kolon Industries, Inc...............................    69,832    3,851,100
 #*Korea Cast Iron Pipe Co., Ltd.......................    70,638      231,246
 #*Korea Development Co., Ltd..........................    86,430      140,088
  *Korea Development Leasing Corp......................                     --
  #Korea Electric Terminal Co., Ltd....................    89,230    1,755,179
   Korea Exchange Bank................................. 4,056,926   30,680,853
  #Korea Flange Co., Ltd...............................    58,560      698,289
  *Korea Investment Holdings Co., Ltd..................   475,416   16,311,511
  *Korea Life Insurance Co., Ltd....................... 1,246,925    7,515,696
 #*Korea Line Corp.....................................    22,148      363,969
   Korea Petrochemical Industrial Co., Ltd.............    18,384    1,374,551
  *Korea Savings Bank..................................    21,483       58,383
   Korea United Pharm, Inc.............................    93,970      419,520
  *Korean Air Co., Ltd.................................   132,150    5,178,168
  #Korean Air Terminal Service Co., Ltd................    19,190      537,063
   KPX Chemical Co., Ltd...............................    11,220      513,218
   KPX Holdings Corp...................................     4,444      169,745
  *KTB Investment & Securities Co., Ltd................   872,160    1,668,995
  #Kukdo Chemical Co., Ltd.............................    40,358    1,717,049
  #Kumho Electric Co., Ltd.............................    52,624      944,698
  *Kumho Investment Bank...............................   720,490      470,868
   Kunsul Chemical Industrial Co., Ltd.................    25,470      338,615
  #Kwang Dong Pharmaceutical Co., Ltd..................   627,670    2,224,703
  #Kyeryong Construction Industrial Co., Ltd...........    58,970      682,404
  *Kyobo Securities Co., Ltd...........................   268,392    1,181,909
   Kyung Dong Navien Co., Ltd..........................    16,050      109,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   Kyung Nong Corp......................................    49,810 $    133,080
 #*Kyungbang Co., Ltd...................................     7,656      664,498
  #Kyung-In Synthetic Corp..............................   184,400      439,515
   LG Corp..............................................   456,124   23,086,042
  *LG Display Co., Ltd.................................. 1,309,420   28,905,954
  *LG Display Co., Ltd. ADR............................. 3,996,524   44,641,173
  #LG Electronics, Inc.................................. 1,425,419   87,946,865
   LG Hausys, Ltd.......................................    76,561    4,371,953
  *LG Innotek Co., Ltd..................................    91,732    6,556,002
   LG Uplus Corp........................................ 3,370,191   16,641,292
   Livart Furniture Co., Ltd............................    19,740      113,671
   Lotte Chilsung Beverage Co., Ltd.....................     9,752   10,996,953
   Lotte Confectionary Co., Ltd.........................     8,940   13,510,172
   Lotte Midopa Co., Ltd................................    94,570    1,193,957
  #Lotte Sam Kang Co., Ltd..............................     9,857    4,204,419
   Lotte Shopping Co., Ltd..............................   144,966   44,933,179
   LS Corp..............................................    15,317    1,020,503
  *Meritz Securities Co., Ltd........................... 2,353,424    1,638,349
   Mi Chang Oil Industrial Co., Ltd.....................     3,725      155,651
  *Mirae Asset Securities Co., Ltd......................   343,039   10,419,690
  #Moorim P&P Co., Ltd..................................   403,698    1,710,362
  #Moorim Paper Co., Ltd................................   264,210      610,518
  #Motonic Corp.........................................   138,480      938,839
  *Namkwang Engineering & Construction Co., Ltd.........    11,239       44,555
   Namyang Dairy Products Co., Ltd......................     4,557    2,619,320
   National Plastic Co..................................   174,380      379,845
  #Nexen Corp...........................................    13,584      644,455
  *NH Investment & Securities Co., Ltd..................   423,494    1,982,116
   NICE Holdings Co., Ltd...............................       459       20,405
   NK Co., Ltd..........................................   147,350      578,074
  #Nong Shim Holdings Co., Ltd..........................    23,408    1,060,294
   NongShim Co., Ltd....................................    43,672    8,734,052
   Noroo Holdings Co., Ltd..............................    32,578      205,587
   NOROO Paint & Coatings Co., Ltd......................    37,899      105,402
  #Ottogi Corp..........................................    16,359    2,399,374
   Pacific Pharmaceutical Co., Ltd......................     3,390       63,200
  *Paik Kwang Industrial Co., Ltd.......................       290       11,393
  #Pang Rim Co., Ltd....................................     8,580       94,238
 #*PaperCorea, Inc......................................   273,870      174,113
   Poongsan Corp........................................   285,920    7,521,795
   Poongsan Holdings Corp...............................    47,488    1,007,163
   POSCO................................................   530,457  175,729,000
  #POSCO ADR............................................ 1,618,522  134,741,956
  #POSCO Coated & Color Steel Co., Ltd..................    23,830      364,861
   Pulmuone Co., Ltd....................................     6,875      243,667
   Pusan City Gas Co., Ltd..............................    75,990    1,229,177
   S&T Dynamics Co., Ltd................................   358,824    4,313,985
  #S&T Holdings Co., Ltd................................    87,883      878,165
  #S&T Motiv Co., Ltd...................................   118,600    2,808,963
   Saeron Automotive Corp...............................    82,395      353,628
   Sajodaerim Corp......................................    11,840      156,885
  #Sam Jin Pharmaceutical Co., Ltd......................    89,593      683,706
   Sam Kwang Glass Industrial Co., Ltd..................    13,128      587,129
   Sam Lip General Foods Co., Ltd.......................    25,580      396,245
   Sam Yung Trading Co., Ltd............................    29,664      157,503
 #*Sambu Construction Co., Ltd..........................    40,666      210,030
   Samhwa Crown & Closure Co., Ltd......................       469        8,508
   Samhwa Paints Industrial Co., Ltd....................    48,610      158,628
  #Samick Musical Instruments Co., Ltd..................   798,890    1,036,217
   Samsung C&T Corp.....................................   793,156   53,656,739
  #Samsung SDI Co., Ltd.................................   500,681   71,743,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  *Samwhan Corp.........................................    54,610 $    192,138
  *Samyang Corp.........................................    30,113    1,267,004
   Samyang Genex Co., Ltd...............................    18,118      830,013
   Samyang Holdings Corp................................    53,182    2,820,669
   Samyang Tongsang Co., Ltd............................     8,060      166,381
  #Samyoung Electronics Co., Ltd........................   142,030    1,169,697
   SAVEZONE I&C Corp....................................    27,710       68,726
   SBS Media Holdings Co., Ltd..........................   741,880    1,936,370
  #Seah Besteel Corp....................................    76,084    3,024,391
   SeAH Holdings Corp...................................    13,089    1,375,724
  #SeAH Steel Corp......................................    35,474    2,759,199
  #Sebang Co., Ltd......................................   127,190    1,699,661
   Sejong Industrial Co., Ltd...........................    45,790      520,443
  #Seowon Co., Ltd......................................   156,260      478,112
  *Sewon Cellontech Co., Ltd............................    81,980      255,942
   Shin Young Wacoal, Inc...............................       273       23,603
  *Shinhan Engineering & Construction Co., Ltd..........     8,460       35,109
   Shinhan Financial Group Co., Ltd..................... 4,297,929  149,165,528
  #Shinhan Financial Group Co., Ltd. ADR................   818,794   56,938,935
  #Shinpoong Pharmaceutical Co., Ltd....................   158,319      628,607
   Shinsegae Engineering & Construction Co., Ltd........     2,630       34,054
   Shinsegae Information & Communication Co., Ltd.......     3,571      161,345
 #*Shinsung Solar Energy Co., Ltd.......................   227,520      609,730
  #Shinsung Tongsang Co., Ltd...........................   485,700      431,099
  *Shinyoung Securities Co., Ltd........................    34,910      903,615
  #Silla Trading Co., Ltd...............................    64,073      766,667
   Sindo Ricoh Co., Ltd.................................    43,098    2,097,775
   SJM Co., Ltd.........................................    51,214      322,714
   SJM Holdings Co., Ltd................................    31,331      104,521
   SK Chemicals Co., Ltd................................    26,371    1,308,685
   SK Gas Co., Ltd......................................    39,057    2,143,935
   SK Holdings Co., Ltd.................................   406,071   43,232,168
   SK Innovation Co., Ltd...............................   104,213   14,405,114
   SK Networks Co., Ltd................................. 1,856,306   15,262,815
 #*SK Securities Co., Ltd............................... 2,347,360    2,447,859
 #*Ssangyong Cement Industrial Co., Ltd.................   268,286    1,137,352
   STX Corp.............................................   512,903    5,587,968
   STX Engine Co., Ltd..................................   340,950    4,301,742
   STX Metal Co, Ltd....................................    20,150      100,624
   STX Offshore & Shipbuilding Co., Ltd.................   832,230    9,330,707
   STX Pan Ocean Co., Ltd............................... 1,511,370    7,840,913
   Suheung Capsule Co., Ltd.............................    74,590      787,711
   Sung Bo Chemicals Co., Ltd...........................     2,570       58,369
  *Sungshin Cement Co., Ltd.............................    66,250      227,607
   Sunjin Co., Ltd......................................    34,369      224,771
  *Sunjin Holdings Co., Ltd.............................     3,672       70,442
  #Tae Kyung Industrial Co., Ltd........................   116,020      344,989
   TaeKwang Industrial Co., Ltd.........................     4,204    3,814,311
   Taeyoung Engineering & Construction Co., Ltd.........   547,190    2,403,825
 #*Taihan Electric Wire Co., Ltd........................   763,827    2,087,018
  #Tailim Packaging Industries Co., Ltd.................   374,220      452,238
   TCC Steel............................................    45,410      186,340
   Teems, Inc...........................................     3,590       31,325
   Telcoware Co., Ltd...................................    36,000      244,535
  *Tong Kook Corp.......................................       607          839
  #Tong Yang Moolsan Co., Ltd...........................    72,180    1,242,123
  *Tong Yang Securities, Inc............................   962,089    3,710,914
  #TS Corp..............................................    65,206    1,157,385
   Unid Co., Ltd........................................    43,101    1,559,918
  #Union Steel Manufacturing Co., Ltd...................    38,477      499,331
   Whanin Pharmaceutical Co., Ltd.......................    65,710      359,144

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
  *Will-Bes & Co., Ltd. (The)........................    784,460 $    1,166,567
   Wiscom Co., Ltd...................................     32,980        123,525
 #*Woongjin Holdings Co., Ltd........................    405,344      2,151,257
   Woori Finance Holdings Co., Ltd...................  5,147,987     53,860,714
  #Woori Finance Holdings Co., Ltd. ADR..............      8,505        266,547
   Woori Financial Co., Ltd..........................     95,550      1,384,561
  *Woori Investment & Securities Co., Ltd............  2,277,163     22,309,141
   YESCO Co., Ltd....................................     25,430        592,902
   Yoosung Enterprise Co., Ltd.......................     36,225         76,829
  #Youlchon Chemical Co., Ltd........................    159,290      1,128,491
   Young Poong Corp..................................      4,715      4,290,856
  *Young Poong Mining & Construction Corp............     18,030            877
   Youngone Holdings Co., Ltd........................     44,024      2,197,926
  *Yuhwa Securities Co., Ltd.........................     28,680        347,449
  *Zinus, Inc........................................      1,866          6,192
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,293,203,680
                                                                 --------------
TAIWAN -- (12.1%)
 #*A.G.V. Products Corp..............................  6,927,701      2,157,505
  *Ability Enterprise Co., Ltd.......................    801,000        730,719
  *Abocom Systems, Inc...............................    146,752         31,808
   AcBel Polytech, Inc...............................  6,380,219      3,479,442
   Accton Technology Corp............................  7,615,156      4,436,617
  #Acer, Inc......................................... 34,459,364     39,272,526
  #ACHEM Technology Corp.............................  2,343,500      1,214,537
  #Action Electronics Co., Ltd.......................  3,535,084      1,004,927
   Advanced Semiconductor Engineering, Inc...........    323,486        325,296
  #Allis Electric Co., Ltd...........................  1,471,000        402,403
   Alpha Networks, Inc...............................  4,261,237      3,638,694
   Altek Corp........................................  4,741,808      3,463,435
   Ambassador Hotel (The)............................    274,000        329,202
  #Ampoc Far East Co., Ltd...........................  1,573,000      1,504,162
  #AmTRAN Technology Co., Ltd........................  9,529,956      7,172,952
   APCB, Inc.........................................  2,067,000      1,564,577
   Apex Science & Engineering Corp...................    690,713        279,824
  *Arima Communications Corp.........................  2,351,000      1,420,618
  *Arima Optoelectronics Corp........................  1,409,500        303,171
  #Asia Cement Corp.................................. 23,198,293     27,782,850
 #*Asia Optical Co., Inc.............................  2,998,290      2,477,142
   Asia Polymer Corp.................................  2,609,732      3,045,033
   Asia Vital Components Co., Ltd....................  3,689,779      2,205,757
   Asustek Computer, Inc.............................  5,140,973     51,643,988
  #AU Optronics Corp................................. 13,548,812      6,096,596
  #AU Optronics Corp. Sponsored ADR..................  9,136,602     41,023,343
  #Audix Corp........................................  1,656,164      1,465,140
   Aurora Systems Corp...............................    572,281        773,983
  *Avermedia Technologies, Inc.......................  1,418,000      1,128,067
  #Avision, Inc......................................  2,703,555        937,910
  #Bank of Kaohsiung.................................  5,416,397      1,615,067
  *Basso Industry Corp., Ltd.........................    844,000        603,845
  #BES Engineering Corp.............................. 21,916,443      5,719,106
  #Biostar Microtech International Corp..............  1,870,055        970,987
  *Bright Led Electronics Corp.......................    297,000        219,417
   C Sun Manufacturing, Ltd..........................  2,092,837      1,563,743
  #Cameo Communications, Inc.........................  2,904,197        781,043
   Capital Securities Corp........................... 17,794,447      6,327,137
 #*Carnival Industrial Corp..........................  5,443,000      1,842,838
   Catcher Technology Co., Ltd.......................    273,326      1,735,407
  #Cathay Chemical Works, Inc........................    959,000        367,966
   Cathay Real Estate Development Co., Ltd........... 12,735,421      5,914,095
   Central Reinsurance Co., Ltd......................  2,477,781      1,005,770

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
  #Chain Qui Development Co., Ltd......................   1,395,173 $   963,165
  #Champion Building Materials Co., Ltd................   5,563,828   2,410,365
   Chang Hwa Commercial Bank...........................  57,362,790  31,627,081
  *Chang-Ho Fibre Corp.................................     192,000      62,449
  #Charoen Pokphand Enterprises Co., Ltd...............   2,797,000   1,331,167
   Cheng Loong Corp....................................  12,497,659   4,839,297
  #Cheng Uei Precision Industry Co., Ltd...............   3,833,705   7,830,757
   Chia Hsin Cement Corp...............................   6,932,749   3,165,797
  *Chia Hsin Food & Synthetic Fiber Co., Ltd...........     514,966          --
  #Chien Kuo Construction Co., Ltd.....................   4,082,247   1,947,990
  *Chien Shing Stainless Steel Co., Ltd................   2,208,000     296,555
  #Chilisin Electronics Corp...........................     523,300     258,251
  *Chimei Innolux Corp.................................  72,331,389  29,777,242
   China Airlines, Ltd.................................  32,261,786  12,486,806
   China Chemical & Pharmaceutical Co..................   2,882,264   1,755,253
  #China Development Financial Holding Corp............ 135,559,960  34,106,649
   China Electric Manufacturing Co., Ltd...............   2,563,200   1,894,408
 #*China General Plastics Corp.........................   6,665,000   2,628,251
   China Glaze Co., Ltd................................   2,145,363   1,161,860
  *China Man-Made Fiber Co., Ltd.......................  16,045,813   5,380,711
   China Metal Products Co., Ltd.......................   3,272,547   2,158,716
 #*China Motor Co., Ltd................................  11,155,749   9,173,713
   China Petrochemical Development Corp................  13,662,338  13,717,959
  *China Rebar Co., Ltd................................     439,188          --
  #China Steel Structure Co., Ltd......................   1,580,219   1,630,213
  #China Synthetic Rubber Corp.........................   6,494,711   6,329,933
  *China United Trust & Investment Corp................     493,999          --
 #*China Wire & Cable Co., Ltd.........................   2,900,000     809,762
   Chinatrust Financial Holdings Co., Ltd..............  73,541,787  46,616,816
   Chinese Maritime Transport, Ltd.....................     966,000   1,373,509
   Chin-Poon Industrial Co., Ltd.......................   5,431,815   4,877,137
 #*Chun Yu Works & Co., Ltd............................   2,554,000     800,092
  #Chun Yuan Steel Industrial Co., Ltd.................   5,818,144   2,451,189
   Chung Hsin Electric & Machinery Co., Ltd............   6,285,000   3,581,161
   Chung Hung Steel Corp...............................  10,381,046   3,161,978
   Chung Hwa Pulp Corp.................................   9,067,011   3,070,832
  *Chung Shing Textile Co., Ltd........................         600          10
  *Chungwa Picture Tubes Co., Ltd......................  55,899,412   3,035,345
   Chuwa Wool Industry Co., Ltd........................     120,189      66,955
 #*Chyang Sheng Dyeing & Finishing Co., Ltd............     328,000     112,924
 #*CMC Magnetics Corp..................................  39,877,830   6,884,436
  #Collins Co., Ltd....................................   2,331,224   1,152,472
  *Compal Communications, Inc..........................     576,000     806,736
  #Compal Electronics, Inc.............................  44,362,332  50,787,696
  *Compeq Manufacturing Co., Ltd.......................  14,664,000   5,743,079
  *Compex International Co., Ltd.......................      46,400         318
   Continental Holdings Corp...........................   7,293,848   2,734,342
  *Cosmos Bank Taiwan..................................   1,385,756     405,933
   Coxon Precise Industrial Co., Ltd...................   1,320,000   1,794,767
  *Creative Sensor, Inc................................      40,000      20,634
   CSBC Corp. Taiwan...................................   3,432,256   2,771,142
   Da Cin Construction Co., Ltd........................   2,299,579   1,462,268
   Darfon Electronics Corp.............................   3,811,950   2,487,721
  #Delpha Construction Co., Ltd........................   3,534,329   1,154,802
   Depo Auto Parts Industrial Co., Ltd.................     375,000     806,139
  *Der Pao Construction Co., Ltd.......................   1,139,000      31,976
   Diamond Flower Electric Instrument Co., Ltd.........     302,280     234,479
   D-Link Corp.........................................   8,876,939   6,290,704
   Dynamic Electronics Co., Ltd........................   3,488,804   1,327,401
   E.Sun Financial Holding Co., Ltd....................  51,520,271  27,197,442
  *Eastern Media International Corp....................  12,640,399   1,459,353

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
TAIWAN -- (Continued)
   Eclat Textile Co., Ltd.................................    718,558 $ 1,682,175
  *Edimax Technology Co., Ltd.............................  1,304,000     488,112
   Edom Technology Co., Ltd...............................    943,800     314,596
   Elite Material Co., Ltd................................  2,495,905   2,253,017
  *Elite Semiconductor Memory Technology, Inc.............  1,532,000   1,289,696
 #*Elitegroup Computer Systems Co., Ltd................... 10,186,066   2,805,494
   EnTie Commercial Bank..................................  1,736,232     787,580
  #Epistar Corp...........................................  9,635,000  23,249,932
  *Eternal Chemical Co., Ltd..............................    414,000     321,691
   Eva Airways Corp....................................... 13,358,738   7,984,700
  *Ever Fortune Industrial Co., Ltd.......................    409,000       4,621
  *Everest Textile Co., Ltd...............................  4,021,002   1,210,266
   Evergreen International Storage & Transport Corp.......  8,312,000   4,088,816
   Evergreen Marine Corp., Ltd............................ 23,381,998  13,705,679
   Everlight Chemical Industrial Corp.....................  1,531,000     985,345
  *Everlight Electronics Co., Ltd.........................    409,000     834,904
 #*Everspring Industry Co., Ltd...........................  1,325,180     368,214
   Excel Cell Electronics Co., Ltd........................    141,000      56,941
  *Excelsior Medical Co., Ltd.............................    941,000   1,820,461
   Far Eastern Department Stores Co., Ltd.................  4,195,540   4,494,776
   Far Eastern International Bank......................... 24,005,955   9,474,270
  *Farglory F T Z Investment Holding Co., Ltd.............    779,000     420,461
   Farglory Land Development Co., Ltd.....................    225,000     413,910
   Federal Corp...........................................  5,252,640   2,657,713
  #First Copper Technology Co., Ltd.......................  3,472,750     958,385
   First Financial Holding Co., Ltd....................... 84,233,356  50,193,272
   First Hotel............................................    977,059     645,867
  #First Insurance Co., Ltd...............................  3,196,064   1,385,487
   First Steamship Co., Ltd...............................    322,000     476,673
   Forhouse Corp..........................................  6,201,635   3,481,699
  *Formosa Advanced Technologies Co., Ltd.................    249,000     252,862
   Formosa Chemicals & Fiber Co., Ltd.....................  1,299,660   3,751,278
  #Formosa Epitaxy, Inc...................................  5,884,000   4,770,735
  #Formosa Oilseed Processing Co., Ltd....................  1,079,593     478,586
  #Formosa Taffeta Co., Ltd............................... 10,258,511   9,661,663
   Formosan Rubber Group, Inc.............................  6,567,000   4,188,332
  #Formosan Union Chemical Corp...........................  1,972,758   1,425,670
  *Fortune Electric Co., Ltd..............................    242,000     114,071
   Founding Construction & Development Co., Ltd...........  1,609,626   1,000,263
 #*Froch Enterprise Co., Ltd..............................  1,523,000     570,208
   FSP Technology, Inc....................................  1,180,283   1,091,237
  #Fu I Industrial Co., Ltd...............................    290,944     147,100
   Fubon Financial Holding Co., Ltd....................... 56,944,063  58,912,800
  #Fullerton Technology Co., Ltd..........................  1,477,200   1,479,115
  #Fwusow Industry Co., Ltd...............................  2,450,502   1,279,880
  #G Shank Enterprise Co., Ltd............................  2,109,880   1,092,638
  *Gamma Optical Co., Ltd.................................    278,600      69,783
  #Gemtek Technology Corp.................................  4,404,962   4,085,869
   Getac Technology Corp..................................  6,503,065   4,496,752
  *Giantplus Technology Co., Ltd..........................  3,290,100     975,707
   Giga Storage Corp......................................  3,765,600   2,870,090
   Giga-Byte Technology Co., Ltd..........................  8,527,287   7,353,763
   Gintech Energy Corp....................................  4,450,942   4,350,196
  #Global Brands Manufacture, Ltd.........................  3,280,290   1,608,260
  *Globe Union Industrial Corp............................  2,316,000   1,564,097
  #Gold Circuit Electronics, Ltd..........................  7,404,965   1,652,657
   Goldsun Development & Construction Co., Ltd............ 20,114,261   7,701,547
   Good Will Instrument Co., Ltd..........................    423,021     278,368
   Grand Pacific Petrochemical Corp....................... 13,816,000   6,045,338
   Great China Metal Industry Co., Ltd....................  1,487,000   2,022,060
   Great Wall Enterprise Co., Ltd.........................  3,047,799   2,969,414

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
TAIWAN -- (Continued)
   Green Energy Technology, Inc...........................  4,166,882 $ 3,895,367
  #GTM Corp...............................................  2,315,000   1,033,948
 #*Hannstar Board Corp....................................  3,898,374   2,048,618
 #*HannStar Display Corp.................................. 66,062,000   6,448,206
  *HannsTouch Solution, Inc...............................  5,081,000   1,764,373
  #Harvatek Corp..........................................  2,461,940   1,568,539
  *Helix Technology, Inc..................................     29,585          --
   Hey Song Corp..........................................  4,861,000   6,078,038
  *Hiti Digital, Inc......................................    126,000      81,103
   Hitron Technologies, Inc...............................  2,409,525   1,449,679
 #*Ho Tung Holding Corp...................................  9,580,883   5,549,146
 #*Hocheng Corp...........................................  4,081,300   1,282,899
   Hold-Key Electric Wire & Cable Co., Ltd................  1,844,124     645,727
   Holy Stone Enterprise Co., Ltd.........................  3,153,643   2,916,939
  *Hong Ho Precision Textile Co., Ltd.....................     97,000      40,430
  #Hong Tai Electric Industrial Co., Ltd..................  3,484,000   1,193,357
   Hong Yi Fiber Industry Co., Ltd........................    256,040      78,564
   Hsin Kuang Steel Co., Ltd..............................  4,151,124   2,843,028
   Hsing Ta Cement Co., Ltd...............................  2,071,980     758,193
   Hua Eng Wire & Cable Co., Ltd..........................  6,205,035   1,773,841
   Hua Nan Financial Holding Co., Ltd..................... 26,688,016  14,732,196
  *Hualon Corp............................................    257,040       9,504
  #Hung Ching Development & Construction Co., Ltd.........  1,906,468     769,942
   Hung Poo Construction Corp.............................  2,362,655   2,141,341
   Hung Sheng Construction Co., Ltd.......................  8,533,892   4,231,420
 #*Hwa Fong Rubber Co., Ltd...............................  3,047,960     607,978
 #*Ichia Technologies, Inc................................  4,989,260   2,347,707
  #I-Chiun Precision Industry Co., Ltd....................  2,458,000   1,884,977
  *Inotera Memories, Inc.................................. 29,314,728   7,603,481
   Inventec Corp.......................................... 28,371,417  10,861,716
   ITE Technology, Inc....................................  2,913,000   2,455,065
  *Jess-Link Products Co., Ltd............................    256,000     226,502
  #Jui Li Enterprise Co., Ltd.............................    686,760     187,056
  #K Laser Technology, Inc................................  1,056,601     356,795
   Kang Na Hsiung Enterprise Co., Ltd.....................  1,655,078     757,536
  *Kao Hsing Chang Iron & Steel Corp......................  1,589,000     310,127
  #Kaulin Manufacturing Co., Ltd..........................  2,712,656   1,999,682
   Kee Tai Properties Co., Ltd............................  1,092,485     598,704
   Kerry TJ Logistics Co., Ltd............................  1,396,000   1,571,955
  #King Yuan Electronics Co., Ltd......................... 17,396,805   7,166,593
  #Kingdom Construction Co., Ltd..........................  5,806,000   3,591,449
  *King's Town Bank....................................... 10,841,012   6,280,413
   King's Town Construction Co., Ltd......................    426,200     363,422
   Kinko Optical Co., Ltd.................................    376,131     521,593
  #Kinpo Electronics, Inc................................. 15,073,375   3,369,919
   Knowledge-Yield-Excellence Systems Corp................  3,317,000   1,228,911
   KS Terminals, Inc......................................    487,880     409,016
  *Kuoyang Construction Co., Ltd..........................  3,906,029   1,427,428
  #Kwong Fong Industries Corp.............................  4,549,900   2,055,009
   L&K Engineering Co., Ltd...............................  1,647,000   1,861,814
  #Lan Fa Textile Co., Ltd................................  3,158,713   1,023,718
  *Lead Data Co., Ltd.....................................  1,765,457     148,626
   Leader Electronics, Inc................................    617,056     253,805
  #Lealea Enterprise Co., Ltd............................. 10,008,794   3,568,890
  *Ledtech Electronics Corp...............................    390,000     199,675
  #Lee Chi Enterprises Co., Ltd...........................  3,379,900   1,594,084
  #Lelon Electronics Corp.................................  1,324,000     670,306
  *Leofoo Development Co., Ltd............................  4,280,774   2,577,864
   Li Peng Enterprise Co., Ltd............................  7,149,183   2,085,703
   Lian Hwa Food Corp.....................................     76,240      91,564
  #Lien Chang Electronic Enterprise Co., Ltd..............    694,273     186,658

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
  #Lien Hwa Industrial Corp............................   6,956,990 $ 4,384,792
  #Lingsen Precision Industries, Ltd...................   5,590,480   3,240,457
  #LITE-ON IT Corp.....................................   5,295,339   5,325,140
   Lite-On Semiconductor Corp..........................   4,247,190   2,171,462
   Lite-On Technology Corp.............................  29,862,040  36,291,064
   Long Bon International Co., Ltd.....................   2,671,301   1,083,860
   Long Chen Paper Co., Ltd............................   6,799,369   1,947,498
  *Lotes Co., Ltd......................................     523,000   1,339,280
  *Lucky Cement Corp...................................   3,099,000     630,430
  #Macronix International Co., Ltd.....................  59,370,028  19,498,341
  #Marketech International Corp........................   1,817,000   1,164,519
   Masterlink Securities Corp..........................  15,131,000   4,843,613
   Maxtek Technology Co., Ltd..........................     262,000     241,492
  #Mayer Steel Pipe Corp...............................   2,106,456     862,363
   Maywufa Co., Ltd....................................     252,070     108,337
   Mega Financial Holding Co., Ltd..................... 111,460,765  87,632,600
  *Megamedia Corp......................................         782           6
   Meiloon Co., Ltd....................................   1,753,352     575,222
   Mercuries & Associates, Ltd.........................   3,586,430   2,976,723
 #*Mercuries Data Systems, Ltd.........................   1,537,800     524,608
   Merry Electronics Co., Ltd..........................     860,000   1,571,312
  *Microelectronics Technology, Inc....................   5,883,911   1,948,316
  #Micro-Star International Co., Ltd...................  13,048,985   5,694,871
  *Mirle Automation Corp...............................     334,000     255,840
   Mitac International Corp............................  16,364,450   5,529,907
  *Mobiletron Electronics Co., Ltd.....................     153,000      93,517
 #*Mosel Vitelic, Inc..................................   9,943,170   1,357,676
   Nan Ya Printed Circuit Board Corp...................   2,259,000   4,206,680
   Nantex Industry Co., Ltd............................   2,063,108   1,750,444
  *Nanya Technology Corp...............................   4,221,000     354,194
  *Neo Solar Power Corp................................   6,047,000   4,009,545
  #New Asia Construction & Development Co., Ltd........   1,626,660     497,106
   Nichidenbo Corp.....................................      82,249      79,057
   Nien Hsing Textile Co., Ltd.........................   4,222,447   2,779,820
  *Optimax Technology Corp.............................   1,382,597      80,941
   Opto Technology Corp................................   7,646,000   3,543,609
  *Orient Semiconductor Electronics, Ltd...............   4,702,276     730,437
  *Oriental Union Chemical Corp........................   1,290,225   1,570,045
  *Pacific Construction Co., Ltd.......................   1,819,148     557,113
   Pan Jit International, Inc..........................   5,090,837   2,220,778
   Pan-International Industrial Corp...................   2,799,967   2,227,625
   Paragon Technologies Co., Ltd.......................     990,000     979,433
   Pegatron Corp.......................................  20,336,998  29,254,853
   Phihong Technology Co., Ltd.........................     216,320     255,952
  *Picvue Electronics, Ltd.............................     241,600          --
   Plotech Co., Ltd....................................     894,282     435,757
  *Potrans Electrical Corp.............................   1,139,000     170,020
   Pou Chen Corp.......................................  29,022,550  24,791,527
  *Power Quotient International Co., Ltd...............   2,510,000     809,219
   Powercom Co., Ltd...................................   2,937,930   1,486,616
  *Powertech Industrial Co., Ltd.......................     121,000      97,953
   President Securities Corp...........................  10,900,992   5,645,246
   Prince Housing & Development Corp...................   4,706,432   3,363,622
  *Procomp Informatics, Ltd............................     391,440          --
  *Prodisc Technology, Inc.............................   6,185,157      35,999
   Promate Electronic Co., Ltd.........................     822,000     662,195
  #Qisda Corp..........................................  20,387,171   4,958,208
 #*Quintain Steel Co., Ltd.............................   4,448,250   1,140,054
  *Radiant Opto-Electronics Corp.......................   2,409,839  10,053,597
  #Radium Life Tech Corp...............................   8,099,994   5,911,493
  #Ralec Electronic Corp...............................     477,087     473,044

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
   Realtek Semiconductor Corp...............................  1,404,840 $ 3,032,059
   Rechi Precision Co., Ltd.................................  3,629,190   3,297,264
 #*Ritek Corp............................................... 35,934,622   5,300,403
  *Sainfoin Technology Corp.................................    835,498          --
   Sampo Corp...............................................  8,576,925   2,442,809
   Sanyang Industrial Co., Ltd.............................. 10,902,624   6,252,732
   Sanyo Electric Taiwan Co., Ltd...........................    368,000     357,702
  *SDI Corp.................................................    590,000     455,831
   Shan-Loong Transportation Co., Ltd.......................     66,000      41,827
   Sheng Yu Steel Co., Ltd..................................  1,826,000   1,235,834
  *ShenMao Technology, Inc..................................    632,000     778,978
   Shih Wei Navigation Co., Ltd.............................  1,000,000     934,954
   Shihlin Electric & Engineering Corp......................  4,035,000   4,795,454
 #*Shin Kong Financial Holding Co., Ltd..................... 84,447,151  24,870,137
   Shin Zu Shing Co., Ltd...................................  1,832,067   4,821,024
  #Shinkong Insurance Co., Ltd..............................  2,662,412   1,753,132
   Shinkong Synthetic Fibers Co., Ltd....................... 23,718,754   7,140,779
 #*Shuttle, Inc.............................................  1,640,015     509,169
  #Sigurd Microelectronics Corp.............................  5,975,047   4,612,965
  #Silicon Integrated Systems Corp..........................  9,245,165   3,363,001
   Siliconware Precision Industries Co......................  2,233,000   2,631,980
  #Sinbon Electronics Co., Ltd..............................  2,347,000   1,935,988
   Sincere Navigation Corp..................................  4,021,740   3,988,901
   Sinkang Industries, Ltd..................................    999,262     337,713
  #Sinon Corp...............................................  5,670,877   2,482,678
   SinoPac Holdings Co., Ltd................................ 82,172,344  27,843,045
  *Sitronix Technology Corp.................................  1,163,000   1,473,882
  #Siward Crystal Technology Co., Ltd.......................  1,411,875     452,507
  #Solomon Technology Corp..................................  1,375,950     478,214
 #*Solytech Enterprise Corp.................................  1,503,000     592,584
   South East Soda Manufacturing Co., Ltd...................    927,500   1,072,809
  #Southeast Cement Co., Ltd................................  3,354,700   1,371,352
   Spirox Corp..............................................  1,115,661     458,637
   Springsoft, Inc..........................................  1,901,000   2,696,844
   Standard Chemical & Pharmaceutical Co., Ltd..............    166,181     134,163
   Star Comgistic Capital Co., Ltd..........................    275,460     147,642
  #Stark Technology, Inc....................................  1,898,200   1,775,750
   Sunonwealth Electric Machine Industry Co., Ltd...........    465,421     315,757
   Sunplus Technology Co., Ltd..............................  7,943,620   2,631,268
   Sunrex Technology Corp...................................    782,000     431,426
   Sunspring Metal Corp.....................................     61,000      65,949
   Super Dragon Technology Co., Ltd.........................    144,175     137,399
  #Supreme Electronics Co., Ltd.............................  2,864,681   1,522,479
   Sweeten Construction Co., Ltd............................  1,136,825     597,417
   Sysware Systex Corp......................................    822,801     841,072
  *Ta Chen Stainless Pipe Co., Ltd..........................  6,340,074   3,435,730
  *Ta Chong Bank, Ltd....................................... 25,010,524   9,598,277
   Ta Ya Electric Wire & Cable Co., Ltd.....................  8,234,329   2,190,571
  #Tah Hsin Industrial Corp.................................  1,659,000   1,744,663
  *TAI Roun Products Co., Ltd...............................     63,000      21,360
   TA-I Technology Co., Ltd.................................  1,210,813     711,185
  *Taichung Commercial Bank................................. 21,159,341   6,600,131
  #Tainan Enterprises Co., Ltd..............................  1,478,183   1,785,090
  #Tainan Spinning Co., Ltd................................. 14,429,442   6,115,517
   Taishin Financial Holdings Co., Ltd...................... 72,356,773  27,786,554
  #Taisun Enterprise Co., Ltd...............................  3,363,505   1,749,482
  #Taita Chemical Co., Ltd..................................  3,830,728   1,457,132
 #*Taiwan Business Bank..................................... 46,950,833  14,191,699
   Taiwan Cement Corp....................................... 44,762,440  53,055,545
   Taiwan Cogeneration Corp.................................  3,677,333   2,888,168
  *Taiwan Cooperative Financial Holding, Ltd................ 53,764,005  33,040,515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   Taiwan Fertilizer Co., Ltd..........................     192,000 $   456,856
   Taiwan Fire & Marine Insurance Co., Ltd.............   1,144,000     811,071
  *Taiwan Flourescent Lamp Co., Ltd....................     756,000      77,131
   Taiwan Fu Hsing Industrial Co., Ltd.................   1,518,000     994,174
  #Taiwan Glass Industry Corp..........................   9,126,091   9,053,297
  *Taiwan Kolin Co., Ltd...............................   5,797,000          --
 #*Taiwan Land Development Corp........................   7,512,215   3,053,946
   Taiwan Mask Corp....................................   2,949,250   1,127,955
   Taiwan Navigation Co., Ltd..........................     343,000     340,618
   Taiwan Paiho Co., Ltd...............................   2,376,850   1,702,712
  #Taiwan Pulp & Paper Corp............................   6,792,660   2,361,252
   Taiwan Sakura Corp..................................   1,810,472     980,159
   Taiwan Sogo Shinkong Security Co., Ltd..............   1,503,205   1,479,638
  *Taiwan Styrene Monomer Corp.........................   8,374,856   2,039,779
  #Taiwan Tea Corp.....................................   8,677,092   4,361,401
   Taiyen Biotech Co., Ltd.............................   3,243,000   2,282,158
 #*Tatung Co., Ltd.....................................  28,835,982   7,858,425
 #*Teapo Electronic Corp...............................     994,840     160,503
 #*Teco Electric & Machinery Co., Ltd..................  27,495,725  20,066,117
  *Tecom, Ltd..........................................     736,753      68,722
   Test-Rite International Co., Ltd....................   1,786,331   1,209,632
  *Thinking Electronic Industrial Co., Ltd.............     939,000     911,502
   Ton Yi Industrial Corp..............................  11,712,600   6,010,152
  #Tong Yang Industry Co., Ltd.........................   4,228,623   4,177,704
   Tong-Tai Machine & Tool Co., Ltd....................   2,367,640   2,099,825
   Topco Scientific Co., Ltd...........................   1,312,719   2,322,159
   Topoint Technology Co., Ltd.........................   1,515,682     945,393
 #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.........   2,775,000     915,740
   Tung Ho Steel Enterprise Corp.......................   9,334,274   8,844,064
 #*TYC Brother Industrial Co., Ltd.....................   2,567,790   1,074,565
 #*Tycoons Group Enterprise Co., Ltd...................   7,393,938   1,402,747
   Tyntek Corp.........................................   2,812,000   1,124,319
 #*Tze Shin International Co., Ltd.....................   1,161,418     578,850
   Unimicron Technology Corp...........................  16,639,363  18,800,194
  *Union Bank of Taiwan................................   9,110,282   3,059,283
  #Unitech Electronics Co., Ltd........................   1,308,739     689,167
  #Unitech Printed Circuit Board Corp..................  10,397,281   4,113,395
   United Integration Service Co., Ltd.................   1,336,000   1,284,817
  #United Microelectronics Corp........................ 178,956,681  93,607,454
   Unity Opto Technology Co., Ltd......................   1,678,629   1,774,923
   Universal Cement Corp...............................   5,444,551   2,542,456
   Universal Microelectronics Co., Ltd.................     892,491     235,093
  #Universal, Inc......................................     143,837      84,198
  #UPC Technology Corp.................................  10,662,415   5,969,490
   USI Corp............................................   6,039,427   5,612,787
  #U-Tech Media Corp...................................   1,946,799     397,976
   Ve Wong Corp........................................   1,522,806   1,108,820
   Wah Lee Industrial Corp.............................   1,141,000   1,550,636
   Walsin Lihwa Corp...................................  46,581,412  13,465,543
   Walsin Technology Corp., Ltd........................   8,713,230   2,294,099
   Walton Advanced Engineering, Inc....................   4,480,853   1,350,704
   Wan Hai Lines Co., Ltd..............................   6,505,000   3,279,080
   Wan Hwa Enterprise Co., Ltd.........................     696,689     320,430
   Waterland Financial Holdings Co., Ltd...............  28,466,896   9,677,906
  *WEI Chih Steel Industrial Co., Ltd..................   1,914,898     330,042
   Weikeng Industrial Co., Ltd.........................   1,544,550   1,324,238
   Well Shin Technology Co., Ltd.......................     809,080   1,187,673
   Wellypower Optronics Corp...........................   2,128,000   1,166,838
   Weltrend Semiconductor, Inc.........................     495,000     224,498
 #*Winbond Electronics Corp............................  39,826,885   6,595,956
  #Wintek Corp.........................................  24,929,507  16,129,978

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                     SHARES       VALUE++
                                                                   ----------- --------------
TAIWAN -- (Continued)
   Wistron Corp...................................................   2,163,000 $    3,226,860
   WPG Holdings, Ltd..............................................   1,513,092      2,054,214
   WT Microelectronics Co., Ltd...................................   2,471,965      3,476,933
 #*WUS Printed Circuit Co., Ltd...................................   5,613,928      2,667,962
   Yageo Corp.....................................................  30,947,840      8,846,341
   Yang Ming Marine Transport Corp................................  22,980,676      9,702,936
   Yem Chio Co., Ltd..............................................   1,415,213      1,365,815
   Yeung Cyang Industrial Co., Ltd................................   3,772,667      2,189,625
  #Yi Jinn Industrial Co., Ltd....................................   4,146,796        937,688
   Yieh Phui Enterprise Co., Ltd..................................  13,059,485      4,470,606
  *Young Fast Optoelectronics Co., Ltd............................   1,821,000      3,873,741
  *Yuanta Financial Holding Co., Ltd.............................. 102,314,654     48,738,173
   Yuen Foong Yu Paper Manufacturing Co., Ltd.....................  15,276,847      6,875,282
   Yulon Motor Co., Ltd...........................................  12,335,572     19,655,626
   Yung Chi Paint & Varnish Manufacturing Co., Ltd................     291,687        492,475
   Yung Tay Engineering Co., Ltd..................................   3,023,000      4,991,654
  #Zenitron Corp..................................................   2,644,000      2,023,078
   Zig Sheng Industrial Co., Ltd..................................   7,179,044      2,439,226
   Zippy Technology Corp..........................................     343,000        281,239
  #Zyxel Communication Corp.......................................   5,642,000      3,171,449
                                                                               --------------
TOTAL TAIWAN......................................................              2,041,081,734
                                                                               --------------
THAILAND -- (2.7%)
  *A.J. PCL (Foreign).............................................   1,663,900        817,070
   Aapico Hitech PCL (Foreign)....................................     539,800        263,317
   Asia Plus Securities PCL (Foreign).............................  12,661,200      1,004,661
   Asian Property Development PCL (Foreign).......................   9,963,800      2,219,578
   Bangchak Petroleum PCL (Foreign)...............................   7,632,800      6,329,639
   Bangkok Bank PCL (Foreign).....................................   6,157,700     38,848,579
   Bangkok Bank PCL (Foreign) NVDR................................   5,970,900     37,087,541
   Bangkok Expressway PCL (Foreign)...............................   4,768,400      3,628,636
   Bangkok First Investment & Trust PCL (Foreign).................     132,300         26,245
   Bangkok Insurance PCL (Foreign)................................     143,220      1,150,418
  *Bangkokland PCL (Foreign)...................................... 112,797,303      2,641,108
   Bank of Ayudhya PCL (Foreign)..................................  16,762,600     15,399,787
   Bank of Ayudhya PCL (Foreign) NVDR.............................  12,090,900     10,911,300
   Cal-Comp Electronics (Thailand) PCL (Foreign)..................  18,405,400      1,723,823
   Capital Nomura Securities PCL (Foreign)........................     413,400        403,317
   Central Plaza Hotel PCL (Foreign)..............................   7,478,700      3,088,764
   Charoong Thai Wire & Cable PCL (Foreign).......................       7,300          2,125
   Delta Electronics Thailand PCL (Foreign).......................   5,809,500      4,666,493
   Eastern Water Resources Development & Management PCL (Foreign).   9,535,200      2,604,738
   Erawan Group PCL (Foreign).....................................   4,816,850        435,475
   Esso (Thailand) PCL (Foreign)..................................  17,457,700      6,642,442
  *G J Steel PCL (Foreign)........................................ 214,856,100      1,187,822
  *G Steel PCL (Foreign)..........................................  79,804,200      1,271,677
  *Golden Land Property PCL (Foreign) NVDR........................      47,400          7,152
   Hana Microelectronics PCL (Foreign)............................   4,100,700      2,987,177
   Hermraj Land & Development PCL (Foreign).......................  52,509,000      5,088,677
   ICC International PCL (Foreign)................................   2,710,500      3,878,439
   IRPC PCL (Foreign)............................................. 108,904,100     15,441,362
   Italian-Thai Development PCL (Foreign) NVDR....................  21,127,800      2,514,724
   Jasmine International PCL (Foreign)............................   1,350,900        138,824
   Kang Yong Electric PCL (Foreign)...............................       4,000         29,789
   Kasikornbank PCL (Foreign).....................................     617,100      3,281,166
   KGI Securities (Thailand) PCL (Foreign)........................  10,147,500        765,600
   Kiatnakin Finance PCL (Foreign)................................   4,439,200      5,341,476
   Krung Thai Bank PCL (Foreign)..................................  65,344,000     38,250,146
  *Krungthai Card PCL (Foreign)...................................     315,900        198,272
   Laguna Resorts & Hotels PCL (Foreign)..........................   1,342,400      1,833,522
   Loxley PCL (Foreign)...........................................  11,381,000      1,406,433

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)
   MBK PCL (Foreign)...................................     905,500 $  2,804,841
   Padaeng Industry PCL (Foreign) NVDR.................   1,412,500      702,805
   Polyplex PCL (Foreign)..............................   3,453,600    1,740,839
   Precious Shipping PCL (Foreign).....................   5,235,400    2,758,162
  *Property Perfect PCL (Foreign)......................  18,782,700      775,741
   PTT Global Chemical PCL (Foreign)...................  22,762,641   50,892,084
   PTT PCL (Foreign)...................................   4,215,000   48,112,683
   Quality Houses PCL (Foreign)........................  51,817,700    3,151,190
  *Regional Container Lines PCL (Foreign)..............   5,039,500    1,450,393
   Rojana Industrial Park PCL (Foreign)................   2,249,200      592,472
   Saha Pathana Inter-Holding PCL (Foreign)............   2,932,100    2,193,115
   Saha Pathanapibul PCL (Foreign).....................   1,594,833    1,970,851
   Saha-Union PCL (Foreign)............................   2,976,400    2,903,805
   *Sahaviriya Steel Industries PCL (Foreign).......... 105,945,840    2,618,499
   Samart Corp. PCL (Foreign)..........................   2,574,100      799,436
   Sansiri PCL (Foreign)...............................  46,586,864    3,181,542
   SC Asset Corp. PCL (Foreign)........................   4,007,600    1,928,861
  *Shinawatra Satellite PCL (Foreign)..................   6,437,800    3,307,878
   Siamgas & Petrochemicals PCL (Foreign)..............     358,600      191,253
   Somboon Advance Technology PCL (Foreign)............     703,400      640,494
   Sri Ayudhya Capital PCL (Foreign)...................     228,500      147,132
   Sri Trang Agro Industry PCL (Foreign)...............   7,078,300    4,649,810
   Supalai PCL (Foreign)...............................     250,766      133,742
  *Tata Steel (Thailand) PCL (Foreign).................  35,972,800      982,672
  *Thai Airways International PCL (Foreign)............  12,216,011   10,626,936
  *Thai Carbon Black PCL (Foreign).....................     139,600      109,864
   Thai Oil PCL (Foreign)..............................  10,510,500   23,071,829
   Thai Rayon PCL (Foreign)............................     165,000      347,439
   Thai Stanley Electric PCL (Foreign).................     186,800    1,142,062
  *Thai Stanley Electric PCL (Foreign) NVDR............      43,100      263,506
   Thai Wacoal PCL (Foreign)...........................      93,300      148,673
   Thanachart Capital PCL (Foreign)....................   8,763,000    9,047,976
   Thoresen Thai Agencies PCL (Foreign)................   4,359,800    2,722,217
   Ticon Industrial Connection PCL (Foreign)...........   2,169,500      917,187
   Tisco Financial Group PCL (Foreign).................   1,310,500    1,789,951
   TMB Bank PCL (Foreign).............................. 194,247,000   10,738,859
   Total Access Communication PCL (Foreign) (B1XFLM7)..   1,074,380    2,847,107
  *Total Access Communication PCL (Foreign) (B231MK7)..   7,354,100   19,969,670
   TPI Polene PCL (Foreign)............................  11,293,324    5,178,402
  *Tycoons Worldwide Group PCL (Foreign)...............   1,243,300      276,963
   Univentures PCL (Foreign)...........................   3,481,400      310,213
   Vanachai Group PCL (Foreign)........................   6,390,000      856,156
   Vinythai PCL (Foreign)..............................   5,757,117    3,557,243
                                                                    ------------
TOTAL THAILAND.........................................              456,069,867
                                                                    ------------
TURKEY -- (1.9%)
   Adana Cimento Sanayii T.A.S. Series A...............     734,743    1,674,525
   Adana Cimento Sanayii T.A.S. Series C...............     299,447      131,346
  *Advansa Sasa Polyester Sanayi A.S...................   1,399,594    1,028,350
   Akcansa Cimento Sanayi ve Ticaret A.S...............     298,810    1,327,271
  *Akenerji Elektrik Uretim A.S........................      84,732      102,784
   Aksa Akrilik Kimya Sanayii A.S......................   1,686,939    4,134,004
  *Aksigorta A.S.......................................   1,348,634    1,444,285
   Alarko Holding A.S..................................   1,099,569    2,718,897
  *Albaraka Turk Katilim Bankasi A.S...................   1,354,867    1,435,668
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.      59,430      903,498
  *Anadolu Anonim Turk Sigorta Sirketi A.S.............   3,779,024    1,981,737
   Anadolu Cam Sanayii A.S.............................   1,542,338    2,522,745
  *Arcelik A.S.........................................   1,565,562    6,869,790
  *Asya Katilim Bankasi A.S............................   7,814,374    7,969,032
  *Ayen Enerji A.S.....................................     469,686      435,949

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
TURKEY -- (Continued)
   Aygaz A.S................................................  1,030,468 $ 4,770,526
   Bati Anabolu Cimento A.S.................................    276,594   1,198,826
   Bolu Cimento Sanayii A.S.................................  1,056,634     932,896
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S............    127,193   2,251,274
   Cimsa Cimento Sanayi ve Ticaret A.S......................    562,388   2,517,520
  *Deva Holding A.S.........................................    620,118     826,788
  *Dogan Gazetecilik A.S....................................    572,836     518,784
  *Dogan Sirketler Grubu Holding A.S........................ 13,119,972   6,197,974
  *Dogan Yayin Holding A.S..................................  1,569,275     626,118
  *Dogus Otomotiv Servis ve Ticaret A.S.....................  1,016,045   2,596,158
   Eczacibasi Yatirim Holding Ortakligi A.S.................    522,622   2,089,184
   EGE Seramik Sanayi ve Ticaret A.S........................  1,079,477   1,328,013
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S..................................  2,716,664   3,325,692
   Eregli Demir ve Celik Fabrikalari T.A.S.................. 17,225,538  23,869,134
   Gentas Genel Metal Sanayi ve Ticaret A.S.................    721,912     657,557
  *Global Yatirim Holding A.S...............................  3,698,969   2,844,605
   Goodyear Lastikleri T.A.S................................     21,237     721,535
  *GSD Holding A.S..........................................  3,489,632   1,549,784
  *Gunes Sigorta A.S........................................    403,299     515,282
  *Hurriyet Gazetecilik ve Matbaacilik A.S..................  3,447,484   1,963,004
  *Ihlas EV Aletleri A.S....................................  2,765,346   1,227,633
  *Ihlas Holding A.S........................................ 10,126,336   6,574,784
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...............    885,242   1,736,129
  *Is Finansal Kiralama A.S.................................  1,958,837   1,193,423
   Is Yatirim Menkul Degerler A.S...........................    380,780     401,551
  *Isiklar Yatirim Holding A.S..............................  1,581,704     712,076
   Ittifak Holding A.S......................................     92,228     334,091
  *Izmir Demir Celik Sanayi A.S.............................  1,388,492   4,114,045
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class A.................................................  2,685,266   2,234,855
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class B.................................................  1,315,933   1,948,997
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class D.................................................  8,292,951   4,533,850
   KOC Holding A.S. Series B................................  7,898,158  29,334,477
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S............................................  1,045,659   2,472,767
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5).  1,611,797   3,162,271
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3).  1,404,798   2,743,605
  *Marti Otel Isletmeleri A.S...............................         --          --
  *Menderes Tekstil Sanayi ve Ticaret A.S...................  4,409,749   2,487,882
  *Metro Ticari ve Mali Yatirimlar Holding A.S..............  3,286,794   1,048,296
   Net Turizm Ticaret ve Sanayi A.S.........................  2,364,089   1,022,556
   Netas Telekomunikasyon A.S...............................        485      70,967
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S....    145,574     450,354
  *Petkim Petrokimya Holding A.S............................  4,417,470   5,254,106
   Pinar Entegre Et ve Un Sanayi A.S........................    281,310     980,678
   Pinar SUT Mamulleri Sanayii A.S..........................    194,424   2,027,832
  *Raks Elektronik Sanayi ve Ticaret A.S....................      5,859       2,636
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...............     43,575      25,806
  *Sabah Yayincilik A.S.....................................     31,938      69,104
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......    669,085   1,888,600
   Sekerbank T.A.S..........................................  6,336,890   3,393,098
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  1,932,176   1,816,113
   Soda Sanayii A.S.........................................    646,809   1,239,535
  *Tekfen Holding A.S.......................................  1,735,452   6,328,000
  *Tekstil Bankasi A.S......................................  1,242,819     516,955
   Trakya Cam Sanayii A.S...................................  2,856,456   4,117,296
   Turcas Petrol A.S........................................    916,619   1,446,346
  *Turk Hava Yollari A.S.................................... 11,412,196  17,478,236
   Turkiye Is Bankasi A.S................................... 21,175,700  48,500,982
   Turkiye Sinai Kalkinma Bankasi A.S.......................  4,187,333   5,440,147
   Turkiye Sise ve Cam Fabrikalari A.S......................  5,734,884   9,801,665
   Turkiye Vakiflar Bankasi T.A.O........................... 10,202,371  18,312,908
   Ulker Biskuvi Sanayi A.S.................................  1,364,998   4,136,172

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES       VALUE++
                                                              ---------- ---------------
TURKEY -- (Continued)
  *Uzel Makina Sanayii A.S...................................    275,043 $            --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S...................    994,756       1,285,894
  *Vestel Elektronik Sanayi ve Ticaret A.S...................  2,059,212       2,545,493
  *Yapi ve Kredi Bankasi A.S................................. 11,028,482      20,426,878
                                                                         ---------------
TOTAL TURKEY.................................................                320,819,624
                                                                         ---------------
TOTAL COMMON STOCKS..........................................             15,196,448,399
                                                                         ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   Alpargatas SA.............................................    564,162       4,543,134
   Banco ABC Brasil SA.......................................    776,812       4,869,975
   Banco Alfa de Investimento SA.............................     61,726         160,941
   Banco Cruzeiro do Sul SA..................................      5,100          34,515
   Banco Daycoval SA.........................................    564,248       2,764,775
   Banco do Estado do Rio Grande do Sul SA Series B..........  1,120,303       9,668,171
   Banco Industrial e Comercial SA...........................  1,214,800       3,772,849
  *Banco Indusval SA.........................................        200             908
   Banco Panamericano SA.....................................  1,103,600       3,595,392
   Banco Pine SA.............................................    350,878       2,444,541
   Banco Sofisa SA...........................................    694,800       1,341,376
  *Braskem SA Preferred Series A.............................  1,916,567      13,422,957
  #Braskem SA Sponsored ADR..................................    579,894       8,524,442
   Cia de Tecidos Norte de Minas - Coteminas SA..............    901,775       2,020,082
   Cia Ferro Ligas da Bahia - Ferbasa........................    823,834       4,870,870
   Eucatex SA Industria e Comercio SA........................    134,188         580,779
   Financeira Alfa SA Credito Financiamento e Investimentos..     36,400          75,620
   Forjas Taurus SA..........................................    916,590       1,014,613
   Gerdau SA.................................................  4,130,372      38,570,218
  #Gerdau SA Sponsored ADR...................................  8,373,239      78,624,714
   Inepar SA Industria e Construcoes.........................  1,297,608       1,572,528
  *Klabin SA.................................................  7,963,205      38,100,060
   Mangels Industrial SA.....................................      3,600           7,932
   Marcopolo SA..............................................  1,983,243      10,674,959
   Metalurgica Gerdau SA.....................................    195,300       2,375,997
   Oi SA.....................................................    118,733         713,213
   Parana Banco SA...........................................    116,200         792,487
   Petroleo Brasileiro SA....................................  7,002,801      77,443,562
   Petroleo Brasileiro SA ADR................................ 15,231,358     337,526,893
   Suzano Papel e Celulose SA................................  4,444,600      16,718,402
   Ultrapar Participacoes SA Sponsored ADR...................    359,409       8,137,020
  *Unipar Participacoes SA Preferred Series B................  8,924,236       1,357,725
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A. 11,752,415      67,389,186
  *Vale SA Series B..........................................    239,144              --
   Whirlpool SA..............................................     71,500         127,535
                                                                         ---------------
TOTAL BRAZIL.................................................                743,838,371
                                                                         ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd......................................  1,190,176          86,735
  *Trent, Ltd................................................      3,220          53,684
                                                                         ---------------
TOTAL INDIA..................................................                    140,419
                                                                         ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad..........................................  6,292,530         540,578
                                                                         ---------------
TOTAL PREFERRED STOCKS.......................................                744,519,368
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12.....................  1,400,762          80,835
                                                                         ---------------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants.......................    125,350              --
                                                                         ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                               SHARES         VALUE++
                                                                                             ------------ ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12..............................      885,242 $     1,708,738
                                                                                                          ---------------
TOTAL RIGHTS/WARRANTS.......................................................................                    1,789,573
                                                                                                          ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT         VALUE+
                                                                                             ------------ ---------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund..........................................................  972,000,000     972,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralized by
      FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $5,531,741) to be
      repurchased at $5,423,307............................................................. $      5,423       5,423,275
                                                                                                          ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  977,423,275
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $16,500,480,604)...................................................................              $16,920,180,615
                                                                                                          ===============

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund


By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     ---------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging
     Markets Value Fund

Date: July 5, 2012

By:  /s/ David R. Martin
     ---------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging
     Markets Value Fund

Date: July 5, 2012